UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

FORM N-1A

File No. 002-99266
File No. 811-04364

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	/X/

Pre-Effective Amendment No. ______	/ /

Post-Effective Amendment No. 53	/X/

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	/X/

Amendment No. 53

(Check appropriate box or boxes.)

VOYAGEUR INTERMEDIATE TAX FREE FUNDS
(Exact Name of Registrant as Specified in Charter)

2005 Market Street, Philadelphia, Pennsylvania	19103-7094
(Address of Principal Executive Offices)	(Zip Code)

Registrant’s Telephone Number, including Area Code:	(800) 523-1918

David F. Connor, Esq., 2005 Market Street, Philadelphia, PA 19103-7094
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:	December 29, 2015

It is proposed that this filing will become effective (check appropriate box):

/ /	immediately upon filing pursuant to paragraph (b)
/X/	on December 29, 2015 pursuant to paragraph (b)
/ /	60 days after filing pursuant to paragraph (a)(1)
/ /	on (date) pursuant to paragraph (a)(1)
/ /	75 days after filing pursuant to paragraph (a)(2)
/ /	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

/ /	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

--- C O N T E N T S ---

This Post-Effective Amendment No. 53 to Registration File No. 002-99266 includes the following:

1.	Facing Page

2.	Contents Page

3.	Part A – Prospectus (1)

4.	Part B - Statement of Additional Information (1)

5.	Part C - Other Information (1)

6.	Signatures

7.	Exhibits

This Post-Effective Amendment relates only to the Class A, Class C and Institutional Class shares of the Registrant's one series, Delaware Tax-Free Minnesota Intermediate Fund.

(1)	This Post-Effective Amendment contains a Prospectus and Statement of Additional Information for six registrants (each of which offers its shares in one or more series). A separate post-effective amendment, which includes the common Prospectus and Statement of Additional Information and its own Part C, is being filed for each of the other five registrants.

The Prospectus and Statement of Additional Information contained in this Post-Effective Amendment relate to the Class A, Class C and Institutional Class shares of the Registrant's one series, Delaware Tax- Free Minnesota Intermediate Fund. The Prospectus and Statement of Additional Information also relate to the shares of Delaware Tax-Free Arizona Fund series of Voyageur Insured Funds; Delaware Minnesota High-Yield Municipal Bond Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Idaho Fund and Delaware Tax-Free New York Fund series of Voyageur Mutual Funds; Delaware Tax-Free Colorado Fund series of Voyageur Mutual Funds II; Delaware Tax-Free Minnesota Fund series of Voyageur Tax Free Funds; and Delaware Tax-Free Pennsylvania Fund series of Delaware Group State Tax-Free Income Trust. The Part C contained in this Post-Effective Amendment relates only to the Registrant's one series. Separate post-effective amendments which include the Prospectus and Statement of Additional Information as they relate to the series of the other registrants as well as their own Part C are being filed for Voyageur Insured Funds, Voyageur Mutual Funds, Voyageur Mutual Funds II, Voyageur Tax Free Funds and Delaware Group State Tax-Free Income Trust.

Prospectus

Fixed income mutual funds

December 29, 2015

Nasdaq ticker symbols
	Class A	Class C	Institutional Class
Delaware Tax-Free Arizona Fund	VAZIX	DVACX	DAZIX
Delaware Tax-Free California Fund	DVTAX	DVFTX	DCTIX
Delaware Tax-Free Colorado Fund	VCTFX	DVCTX	DCOIX
Delaware Tax-Free Idaho Fund	VIDAX	DVICX	DTIDX
Delaware Tax-Free New York Fund	FTNYX	DVFNX	DTNIX
Delaware Tax-Free Pennsylvania Fund	DELIX	DPTCX	DTPIX
Delaware Tax-Free Minnesota Fund	DEFFX	DMOCX	DMNIX
Delaware Tax-Free Minnesota Intermediate Fund	DXCCX	DVSCX	DMIIX
Delaware Minnesota High-Yield Municipal Bond Fund	DVMHX	DVMMX	DMHIX

The U.S. Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Get shareholder reports and prospectuses online instead of in the mail.
Visit delawareinvestments.com/edelivery.

Fund summaries

Delaware Tax-Free Arizona Fund

What is the Fund's investment objective?

Delaware Tax-Free Arizona Fund seeks as high a level of current income exempt from federal income tax and from the Arizona state personal income tax as is consistent with preservation of capital.

What are the Fund's fees and expenses?

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Delaware Investments® Funds. More information about these and other discounts is available from your financial intermediary, in the Fund's prospectus under the section entitled "About your account," and in the Fund's statement of additional information (SAI) under the section entitled "Purchasing Shares."

Shareholder fees (fees paid directly from your investment)
Class	A	C	Inst.
Maximum sales charge (load) imposed on purchases asa percentage of offering price	4.50%	none	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	1.00%[1]	none
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Class	A	C	Inst.
Management fees	0.50%	0.50%	0.50%
Distribution and service (12b-1) fees	0.25%	1.00%	none
Other expenses	0.21%	0.21%	0.21%
Total annual fund operating expenses	0.96%	1.71%	0.71%
Fee waivers and expense reimbursements	(0.12%)[2]	(0.12%)[2]	(0.12%)[2]
Total annual fund operating expenses after feewaivers and expense reimbursements	0.84%	1.59%	0.59%
1	Class C shares redeemed within one year of purchase are subject to a 1.00% contingent deferred sales charge (CDSC).
2

The Fund's investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, inverse floater program expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.59% of the Fund's average daily net assets from Dec. 29, 2015 through Dec. 29, 2016. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager's expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

		(if not redeemed)
Class	A	C	C	Inst.
1 year	$532	$162	$262	$60
3 years	$731	$527	$527	$215
5 years	$946	$917	$917	$383
10 years	$1,565	$2,009	$2,009	$871

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 12% of the average value of its portfolio.

What are the Fund's principal investment strategies?

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in municipal securities the income from which is exempt from federal income tax, including the federal alternative minimum tax, and from Arizona state personal income taxes. This is a fundamental investment policy that may not be changed without prior shareholder approval.

Municipal debt obligations are issued by state and local governments to raise funds for various public purposes such as hospitals, schools, and general capital expenses. Municipal debt obligations may also include securities issued by U.S. territories and possessions (such as the Commonwealth of Puerto Rico, Guam, and the U.S. Virgin Islands) to the extent that these securities are also exempt from federal income tax and Arizona state personal income taxes. The Fund will invest its assets in securities with maturities of various lengths, depending on market conditions. The investment manager will adjust the average maturity of the bonds in the portfolio to attempt to provide a high level of tax-exempt income consistent with preservation of capital. The Fund's income level will vary depending on current interest rates and the specific securities in the portfolio. The Fund may concentrate its investments in certain types of bonds or in a certain segment of the municipal bond market when the supply of bonds in other sectors does not suit its investment needs. The Fund may invest in insured municipal bonds. The Fund will generally have a dollar-weighted average effective maturity of between 5 and 30 years.

What are the principal risks of investing in the Fund?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. Principal risks include:

Market risk  — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Interest rate risk  — The risk that securities will decrease in value if interest rates rise. This risk is generally associated with bonds.

Credit risk  — The risk that an issuer of a debt security, including a governmental issuer or an entity that insures a bond, may be unable to make interest payments and repay principal in a timely manner.

High yield (junk bond) risk  — The risk that high yield securities, commonly known as "junk bonds," are subject to reduced creditworthiness of issuers; increased risk of default and a more limited and less liquid secondary market; and greater price volatility and risk of loss of income and principal than are higher-rated securities. High yield bonds are sometimes issued by municipalities that have less financial strength and therefore have less ability to make projected debt payments on the bonds.

Call risk  — The risk that a bond issuer will prepay the bond during periods of low interest rates, forcing a fund to reinvest that money at interest rates that might be lower than rates on the called bond.

Liquidity risk  — The possibility that securities cannot be readily sold within seven days at approximately the price at which a portfolio has valued them.

Geographic concentration risk  — The risk that heightened sensitivity to regional, state, U.S. territories or possessions (such as the Commonwealth of Puerto Rico, Guam, or the U.S. Virgin Islands), and local political and economic conditions could adversely affect the holdings in and performance of a fund. There is also the risk that there could be an inadequate supply of municipal bonds in a particular state or U.S. territory or possession.

Alternative minimum tax risk  — If a fund invests in bonds whose income is subject to the alternative minimum tax, that portion of the fund's distributions would be taxable for shareholders who are subject to this tax.

Government and regulatory risk  — The risk that governments or regulatory authorities have, from time to time, taken or considered actions that could adversely affect various sectors of the securities markets and significantly affect fund performance. For example, a tax-exempt security may be reclassified by the Internal Revenue Service or a state tax authority as taxable, and/or future legislative, administrative, or court actions could cause interest from a tax-exempt security to become taxable, possibly retroactively.

Investments not guaranteed by Delaware Management Company (Manager) or its affiliates  — Neither the Manager nor its affiliates noted in this document are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited (MBL). MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise.

How has Delaware Tax-Free Arizona Fund performed?

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for the 1-, 5-, and 10-year or lifetime periods compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Fund's most recently available month-end performance by calling 800 523-1918 or by visiting our website at delawareinvestments.com/performance.

Year-by-year total return (Class A)

As of Sept. 30, 2015, the Fund's Class A shares had a calendar year-to-date return of 1.48%. During the periods illustrated in this bar chart, Class A's highest quarterly return was 8.33% for the quarter ended Sept. 30, 2009 and its lowest quarterly return was -4.98% for the quarter ended Dec. 31, 2010. The maximum Class A sales charge of 4.50%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.

Average annual total returns for periods ended December 31, 2014

	1 year	5 years	10 years or lifetime
Class A return before taxes	6.44%	3.89%	3.81%
Class A return after taxes on distributions	6.44%	3.84%	3.78%
Class A return after taxes on distributions and sale of Fund shares	5.25%	3.89%	3.82%
Class C return before taxes	9.73%	4.08%	3.52%
Institutional Class return before taxes (lifetime: 12/31/13–12/31/14)*	11.87%	—	11.97%
Barclays Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)	9.05%	5.16%	4.74%

* Institutional Class shares commenced operations on Dec. 31, 2013.

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Who manages the Fund?

Investment manager

Delaware Management Company, a series of Delaware Management Business Trust (a Delaware statutory trust)

Portfolio managers	Title with Delaware Management Company	Start date on the Fund
Joseph R. Baxter	Senior Vice President, Head of Municipal Bond Department, Senior Portfolio Manager	April 2004
Stephen J. Czepiel	Senior Vice President, Senior Portfolio Manager	July 2007
Gregory A. Gizzi	Senior Vice President, Senior Portfolio Manager	December 2012

Purchase and redemption of Fund shares

You may purchase or redeem shares of the Fund on any day that the New York Stock Exchange (NYSE) is open for business (Business Day). Shares may be purchased or redeemed: through your financial advisor; through the Fund's website at delawareinvestments.com; by calling 800 523-1918; by regular mail (c/o Delaware Investments, P.O. Box 9876, Providence, RI 02940-8076); by overnight courier service (c/o Delaware Service Center, 4400 Computer Drive, Westborough, MA 01581-1722); or by wire.

For Class A and Class C shares, the minimum initial investment is generally $1,000 and subsequent investments can be made for as little as $100. For Institutional Class shares (except those shares purchased through an automatic investment plan), there is no minimum initial purchase requirement, but certain eligibility requirements must be met. The eligibility requirements are described in the prospectus under "Choosing a share class" and on the Fund's website. We may reduce or waive the minimums or eligibility requirements in certain cases.

Tax information

The Fund's distributions primarily are exempt from regular federal and state income taxes for residents of Arizona. A portion of these distributions, however, may be subject to the federal alternative minimum tax. The Fund may also make distributions that are taxable to you as ordinary income or capital gains.

Payments to broker/dealers and other financial intermediaries

If you purchase shares of the Fund through a broker/dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker/dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

Delaware Tax-Free California Fund

What is the Fund's investment objective?

Delaware Tax-Free California Fund seeks as high a level of current income exempt from federal income tax and from the California state personal income tax as is consistent with preservation of capital.

What are the Fund's fees and expenses?

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Delaware Investments® Funds. More information about these and other discounts is available from your financial intermediary, in the Fund's prospectus under the section entitled "About your account," and in the Fund's statement of additional information (SAI) under the section entitled "Purchasing Shares."

Shareholder fees (fees paid directly from your investment)
Class	A	C	Inst.
Maximum sales charge (load) imposed on purchases asa percentage of offering price	4.50%	none	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	1.00%[1]	none
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Class	A	C	Inst.
Management fees	0.55%	0.55%	0.55%
Distribution and service (12b-1) fees	0.25%	1.00%	none
Other expenses	0.20%	0.20%	0.20%
Total annual fund operating expenses	1.00%	1.75%	0.75%
Fee waivers and expense reimbursements	(0.18%)[2]	(0.18%)[2]	(0.18%)[2]
Total annual fund operating expenses after feewaivers and expense reimbursements	0.82%	1.57%	0.57%
1	Class C shares redeemed within one year of purchase are subject to a 1.00% contingent deferred sales charge (CDSC).
2

The Fund's investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, inverse floater program expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.57% of the Fund's average daily net assets from Dec. 29, 2015 through Dec. 29, 2016. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager's expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

		(if not redeemed)
Class	A	C	C	Inst.
1 year	$530	$160	$260	$58
3 years	$737	$534	$534	$222
5 years	$961	$932	$932	$399
10 years	$1,604	$2,048	$2,048	$913

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 24% of the average value of its portfolio.

What are the Fund's principal investment strategies?

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in municipal securities the income from which is exempt from federal income tax, including the federal alternative minimum tax, and from California state personal income taxes. This is a fundamental investment policy that may not be changed without prior shareholder approval.

Municipal debt obligations are issued by state and local governments to raise funds for various public purposes such as hospitals, schools, and general capital expenses. Municipal debt obligations may also include securities issued by U.S. territories and possessions (such as the Commonwealth of Puerto Rico, Guam, and the U.S. Virgin Islands) to the extent that these securities are also exempt from federal income tax and California state personal income taxes. The Fund will invest its assets in securities with maturities of various lengths, depending on market conditions. The investment manager will adjust the average maturity of the bonds in the portfolio to attempt to provide a high level of tax-exempt income consistent with preservation of capital. The Fund's income level will vary depending on current interest rates and the specific securities in the portfolio. The Fund may concentrate its investments in certain types of bonds or in a certain segment of the municipal bond market when the supply of bonds in other sectors does not suit its investment needs. The Fund may invest in insured municipal bonds. The Fund will generally have a dollar-weighted average effective maturity of between 5 and 30 years.

What are the principal risks of investing in the Fund?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. Principal risks include:

Market risk  — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Interest rate risk  — The risk that securities will decrease in value if interest rates rise. This risk is generally associated with bonds.

Credit risk  — The risk that an issuer of a debt security, including a governmental issuer or an entity that insures a bond, may be unable to make interest payments and repay principal in a timely manner.

High yield (junk bond) risk  — The risk that high yield securities, commonly known as "junk bonds," are subject to reduced creditworthiness of issuers; increased risk of default and a more limited and less liquid secondary market; and greater price volatility and risk of loss of income and principal than are higher-rated securities. High yield bonds are sometimes issued by municipalities that have less financial strength and therefore have less ability to make projected debt payments on the bonds.

Call risk  — The risk that a bond issuer will prepay the bond during periods of low interest rates, forcing a fund to reinvest that money at interest rates that might be lower than rates on the called bond.

Liquidity risk  — The possibility that securities cannot be readily sold within seven days at approximately the price at which a portfolio has valued them.

Geographic concentration risk  — The risk that heightened sensitivity to regional, state, U.S. territories or possessions (such as the Commonwealth of Puerto Rico, Guam, or the U.S. Virgin Islands), and local political and economic conditions could adversely affect the holdings in and performance of a fund. There is also the risk that there could be an inadequate supply of municipal bonds in a particular state or U.S. territory or possession.

Alternative minimum tax risk  — If a fund invests in bonds whose income is subject to the alternative minimum tax, that portion of the fund's distributions would be taxable for shareholders who are subject to this tax.

Government and regulatory risk  — The risk that governments or regulatory authorities have, from time to time, taken or considered actions that could adversely affect various sectors of the securities markets and significantly affect fund performance. For example, a tax-exempt security may be reclassified by the Internal Revenue Service or a state tax authority as taxable, and/or future legislative, administrative, or court actions could cause interest from a tax-exempt security to become taxable, possibly retroactively.

Investments not guaranteed by Delaware Management Company (Manager) or its affiliates  — Neither the Manager nor its affiliates noted in this document are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited (MBL). MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise.

How has Delaware Tax-Free California Fund performed?

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for the 1-, 5-, and 10-year or lifetime periods compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Fund's most recently available month-end performance by calling 800 523-1918 or by visiting our website at delawareinvestments.com/performance.

Year-by-year total return (Class A)

As of Sept. 30, 2015, the Fund's Class A shares had a calendar year-to-date return of 2.10%. During the periods illustrated in this bar chart, Class A's highest quarterly return was 12.14% for the quarter ended Sept. 30, 2009 and its lowest quarterly return was -5.79% for the quarter ended Dec. 31, 2010. The maximum Class A sales charge of 4.50%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.

Average annual total returns for periods ended December 31, 2014

	1 year	5 years	10 years or lifetime
Class A return before taxes	7.21%	5.39%	4.53%
Class A return after taxes on distributions	7.21%	5.39%	4.53%
Class A return after taxes on distributions and sale of Fund shares	5.66%	5.08%	4.40%
Class C return before taxes	10.40%	5.58%	4.23%
Institutional Class return before taxes (lifetime: 12/31/13–12/31/14)*	12.46%	—	12.56%
Barclays Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)	9.05%	5.16%	4.74%

* Institutional Class shares commenced operations on Dec. 31, 2013.

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Who manages the Fund?

Investment manager

Delaware Management Company, a series of Delaware Management Business Trust (a Delaware statutory trust)

Portfolio managers	Title with Delaware Management Company	Start date on the Fund
Joseph R. Baxter	Senior Vice President, Head of Municipal Bond Department, Senior Portfolio Manager	April 2004
Stephen J. Czepiel	Senior Vice President, Senior Portfolio Manager	July 2007
Gregory A. Gizzi	Senior Vice President, Senior Portfolio Manager	December 2012

Purchase and redemption of Fund shares

You may purchase or redeem shares of the Fund on any day that the New York Stock Exchange (NYSE) is open for business (Business Day). Shares may be purchased or redeemed: through your financial advisor; through the Fund's website at delawareinvestments.com; by calling 800 523-1918; by regular mail (c/o Delaware Investments, P.O. Box 9876, Providence, RI 02940-8076); by overnight courier service (c/o Delaware Service Center, 4400 Computer Drive, Westborough, MA 01581-1722); or by wire.

For Class A and Class C shares, the minimum initial investment is generally $1,000 and subsequent investments can be made for as little as $100. For Institutional Class shares (except those shares purchased through an automatic investment plan), there is no minimum initial purchase requirement, but certain eligibility requirements must be met. The eligibility requirements are described in the prospectus under "Choosing a share class" and on the Fund's website. We may reduce or waive the minimums or eligibility requirements in certain cases.

Tax information

The Fund's distributions primarily are exempt from regular federal and state income taxes for residents of California. A portion of these distributions, however, may be subject to the federal alternative minimum tax. The Fund may also make distributions that are taxable to you as ordinary income or capital gains.

Payments to broker/dealers and other financial intermediaries

If you purchase shares of the Fund through a broker/dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker/dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

Delaware Tax-Free Colorado Fund

What is the Fund's investment objective?

Delaware Tax-Free Colorado Fund seeks as high a level of current income exempt from federal income tax and from the personal income tax in Colorado as is consistent with preservation of capital.

What are the Fund's fees and expenses?

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Delaware Investments® Funds. More information about these and other discounts is available from your financial intermediary, in the Fund's prospectus under the section entitled "About your account," and in the Fund's statement of additional information (SAI) under the section entitled "Purchasing Shares."

Shareholder fees (fees paid directly from your investment)
Class	A	C	Inst.
Maximum sales charge (load) imposed on purchases asa percentage of offering price	4.50%	none	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	1.00%[1]	none
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Class	A	C	Inst.
Management fees	0.55%	0.55%	0.55%
Distribution and service (12b-1) fees	0.25%	1.00%	none
Other expenses	0.17%	0.17%	0.17%
Total annual fund operating expenses	0.97%	1.72%	0.72%
Fee waivers and expense reimbursements	(0.13%)[2]	(0.13%)[2]	(0.13%)[2]
Total annual fund operating expenses after feewaivers and expense reimbursements	0.84%	1.59%	0.59%
1	Class C shares redeemed within one year of purchase are subject to a 1.00% contingent deferred sales charge (CDSC).
2

The Fund's investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, inverse floater program expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.59% of the Fund's average daily net assets from Dec. 29, 2015 through Dec. 29, 2016. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager's expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

		(if not redeemed)
Class	A	C	C	Inst
1 year	$532	$162	$262	$60
3 years	$733	$529	$529	$217
5 years	$950	$921	$921	$388
10 years	$1,575	$2,019	$2,019	$882

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 10% of the average value of its portfolio.

What are the Fund's principal investment strategies?

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in municipal securities the income from which is exempt from federal income tax, including the federal alternative minimum tax, and from Colorado state personal income taxes. This is a fundamental investment policy that may not be changed without prior shareholder approval.

Municipal debt obligations are issued by state and local governments to raise funds for various public purposes such as hospitals, schools, and general capital expenses. Municipal debt obligations may also include securities issued by U.S. territories and possessions (such as the Commonwealth of Puerto Rico, Guam, and the U.S. Virgin Islands) to the extent that these securities are also exempt from federal income tax and Colorado state personal income taxes. The Fund will invest its assets in securities with maturities of various lengths, depending on market conditions. The investment manager will adjust the average maturity of the bonds in the portfolio to attempt to provide a high level of tax-exempt income consistent with preservation of capital. The Fund's income level will vary depending on current interest rates and the specific securities in the portfolio. The Fund may concentrate its investments in certain types of bonds or in a certain segment of the municipal bond market when the supply of bonds in other sectors does not suit its investment needs. The Fund may invest in insured municipal bonds. The Fund will generally have a dollar-weighted average effective maturity of between 5 and 30 years.

What are the principal risks of investing in the Fund?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. Principal risks include:

Market risk  — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Interest rate risk  — The risk that securities will decrease in value if interest rates rise. This risk is generally associated with bonds.

Credit risk  — The risk that an issuer of a debt security, including a governmental issuer or an entity that insures a bond, may be unable to make interest payments and repay principal in a timely manner.

High yield (junk bond) risk  — The risk that high yield securities, commonly known as "junk bonds," are subject to reduced creditworthiness of issuers; increased risk of default and a more limited and less liquid secondary market; and greater price volatility and risk of loss of income and principal than are higher-rated securities. High yield bonds are sometimes issued by municipalities that have less financial strength and therefore have less ability to make projected debt payments on the bonds.

Call risk  — The risk that a bond issuer will prepay the bond during periods of low interest rates, forcing a fund to reinvest that money at interest rates that might be lower than rates on the called bond.

Liquidity risk  — The possibility that securities cannot be readily sold within seven days at approximately the price at which a portfolio has valued them.

Geographic concentration risk  — The risk that heightened sensitivity to regional, state, U.S. territories or possessions (such as the Commonwealth of Puerto Rico, Guam, or the U.S. Virgin Islands), and local political and economic conditions could adversely affect the holdings in and performance of a fund. There is also the risk that there could be an inadequate supply of municipal bonds in a particular state or U.S. territory or possession.

Alternative minimum tax risk  — If a fund invests in bonds whose income is subject to the alternative minimum tax, that portion of the fund's distributions would be taxable for shareholders who are subject to this tax.

Government and regulatory risk  — The risk that governments or regulatory authorities have, from time to time, taken or considered actions that could adversely affect various sectors of the securities markets and significantly affect fund performance. For example, a tax-exempt security may be reclassified by the Internal Revenue Service or a state tax authority as taxable, and/or future legislative, administrative, or court actions could cause interest from a tax-exempt security to become taxable, possibly retroactively.

Investments not guaranteed by Delaware Management Company (Manager) or its affiliates  — Neither the Manager nor its affiliates noted in this document are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited (MBL). MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise.

How has Delaware Tax-Free Colorado Fund performed?

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for the 1-, 5-, and 10-year or lifetime periods compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Fund's most recently available month-end performance by calling 800 523-1918 or by visiting our website at delawareinvestments.com/performance.

Year-by-year total return (Class A)

As of Sept. 30, 2015, the Fund's Class A shares had a calendar year-to-date return of 1.52%. During the periods illustrated in this bar chart, Class A's highest quarterly return was 8.43% for the quarter ended Sept. 30, 2009 and its lowest quarterly return was -4.97% for the quarter ended Dec. 31, 2010. The maximum Class A sales charge of 4.50%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.

Average annual total returns for periods ended December 31, 2014

	1 year	5 years	10 years or lifetime
Class A return before taxes	6.55%	4.09%	3.97%
Class A return after taxes on distributions	6.55%	4.09%	3.97%
Class A return after taxes on distributions and sale of Fund shares	5.30%	4.03%	3.97%
Class C return before taxes	9.82%	4.28%	3.69%
Institutional Class return before taxes (lifetime: 12/31/13–12/31/14)*	11.96%	—	12.06%
Barclays Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)	9.05%	5.16%	4.74%

* Institutional Class shares commenced operations on Dec. 31, 2013.

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Who manages the Fund?

Investment manager

Delaware Management Company, a series of Delaware Management Business Trust (a Delaware statutory trust)

Portfolio managers	Title with Delaware Management Company	Start date on the Fund
Joseph R. Baxter	Senior Vice President, Head of Municipal Bond Department, Senior Portfolio Manager	April 2004
Stephen J. Czepiel	Senior Vice President, Senior Portfolio Manager	July 2007
Gregory A. Gizzi	Senior Vice President, Senior Portfolio Manager	December 2012

Purchase and redemption of Fund shares

You may purchase or redeem shares of the Fund on any day that the New York Stock Exchange (NYSE) is open for business (Business Day). Shares may be purchased or redeemed: through your financial advisor; through the Fund's website at delawareinvestments.com; by calling 800 523-1918; by regular mail (c/o Delaware Investments, P.O. Box 9876, Providence, RI 02940-8076); by overnight courier service (c/o Delaware Service Center, 4400 Computer Drive, Westborough, MA 01581-1722); or by wire.

For Class A and Class C shares, the minimum initial investment is generally $1,000 and subsequent investments can be made for as little as $100. For Institutional Class shares (except those shares purchased through an automatic investment plan), there is no minimum initial purchase requirement, but certain eligibility requirements must be met. The eligibility requirements are described in the prospectus under "Choosing a share class" and on the Fund's website. We may reduce or waive the minimums or eligibility requirements in certain cases.

Tax information

The Fund's distributions primarily are exempt from regular federal and state income taxes for residents of Colorado. A portion of these distributions, however, may be subject to the federal alternative minimum tax. The Fund may also make distributions that are taxable to you as ordinary income or capital gains.

Payments to broker/dealers and other financial intermediaries

If you purchase shares of the Fund through a broker/dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker/dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

Delaware Tax-Free Idaho Fund

What is the Fund's investment objective?

Delaware Tax-Free Idaho Fund seeks as high a level of current income exempt from federal income tax and from Idaho personal income taxes as is consistent with preservation of capital.

What are the Fund's fees and expenses?

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Delaware Investments® Funds. More information about these and other discounts is available from your financial intermediary, in the Fund's prospectus under the section entitled "About your account," and in the Fund's statement of additional information (SAI) under the section entitled "Purchasing Shares."

Shareholder fees (fees paid directly from your investment)
Class	A	C	Inst.
Maximum sales charge (load) imposed on purchases asa percentage of offering price	4.50%	none	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	1.00%[1]	none
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Class	A	C	Inst.
Management fees	0.55%	0.55%	0.55%
Distribution and service (12b-1) fees	0.25%	1.00%	none
Other expenses	0.19%	0.19%	0.19%
Total annual fund operating expenses	0.99%	1.74%	0.74%
Fee waivers and expense reimbursements	(0.13%)[2]	(0.13%)[2]	(0.13%)[2]
Total annual fund operating expenses after feewaivers and expense reimbursements	0.86%	1.61%	0.61%
1	Class C shares redeemed within one year of purchase are subject to a 1.00% contingent deferred sales charge (CDSC).
2

The Fund's investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, inverse floater program expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.61% of the Fund's average daily net assets from Dec. 29, 2015 through Dec. 29, 2016. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager's expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

		(if not redeemed)
Class	A	C	C	Inst.
1 year	$534	$164	$264	$62
3 years	$739	$535	$535	$223
5 years	$960	$932	$932	$399
10 years	$1,597	$2,041	$2,041	$906

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 7% of the average value of its portfolio.

What are the Fund's principal investment strategies?

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in municipal securities the income from which is exempt from federal income tax, including the federal alternative minimum tax, and from Idaho state personal income taxes. This is a fundamental investment policy that may not be changed without prior shareholder approval.

Municipal debt obligations are issued by state and local governments to raise funds for various public purposes such as hospitals, schools, and general capital expenses. Municipal debt obligations may also include securities issued by U.S. territories and possessions (such as the Commonwealth of Puerto Rico, Guam, and the U.S. Virgin Islands) to the extent that these securities are also exempt from federal income tax and Idaho state personal income taxes. The Fund will invest its assets in securities with maturities of various lengths, depending on market conditions. The investment manager will adjust the average maturity of the bonds in the portfolio to attempt to provide a high level of tax-exempt income consistent with preservation of capital. The Fund's income level will vary depending on current interest rates and the specific securities in the portfolio. The Fund may concentrate its investments in certain types of bonds or in a certain segment of the municipal bond market when the supply of bonds in other sectors does not suit its investment needs. The Fund may invest in insured municipal bonds. The Fund will generally have a dollar-weighted average effective maturity of between 5 and 30 years.

What are the principal risks of investing in the Fund?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. Principal risks include:

Market risk  — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Interest rate risk  — The risk that securities will decrease in value if interest rates rise. This risk is generally associated with bonds.

Credit risk  — The risk that an issuer of a debt security, including a governmental issuer or an entity that insures a bond, may be unable to make interest payments and repay principal in a timely manner.

High yield (junk bond) risk  — The risk that high yield securities, commonly known as "junk bonds," are subject to reduced creditworthiness of issuers; increased risk of default and a more limited and less liquid secondary market; and greater price volatility and risk of loss of income and principal than are higher-rated securities. High yield bonds are sometimes issued by municipalities that have less financial strength and therefore have less ability to make projected debt payments on the bonds.

Call risk  — The risk that a bond issuer will prepay the bond during periods of low interest rates, forcing a fund to reinvest that money at interest rates that might be lower than rates on the called bond.

Liquidity risk  — The possibility that securities cannot be readily sold within seven days at approximately the price at which a portfolio has valued them.

Geographic concentration risk  — The risk that heightened sensitivity to regional, state, U.S. territories or possessions (such as the Commonwealth of Puerto Rico, Guam, or the U.S. Virgin Islands), and local political and economic conditions could adversely affect the holdings in and performance of a fund. There is also the risk that there could be an inadequate supply of municipal bonds in a particular state or U.S. territory or possession.

Alternative minimum tax risk  — If a fund invests in bonds whose income is subject to the alternative minimum tax, that portion of the fund's distributions would be taxable for shareholders who are subject to this tax.

Government and regulatory risk  — The risk that governments or regulatory authorities have, from time to time, taken or considered actions that could adversely affect various sectors of the securities markets and significantly affect fund performance. For example, a tax-exempt security may be reclassified by the Internal Revenue Service or a state tax authority as taxable, and/or future legislative, administrative, or court actions could cause interest from a tax-exempt security to become taxable, possibly retroactively.

Investments not guaranteed by Delaware Management Company (Manager) or its affiliates  — Neither the Manager nor its affiliates noted in this document are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited (MBL). MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise.

How has Delaware Tax-Free Idaho Fund performed?

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for the 1-, 5-, and 10-year or lifetime periods compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Fund's most recently available month-end performance by calling 800 523-1918 or by visiting our website at delawareinvestments.com/performance.

Year-by-year total return (Class A)

As of Sept. 30, 2015, the Fund's Class A shares had a calendar year-to-date return of 1.61%. During the periods illustrated in this bar chart, Class A's highest quarterly return was 7.07% for the quarter ended Sept. 30, 2009 and its lowest quarterly return was -4.60% for the quarter ended Dec. 31, 2010. The maximum Class A sales charge of 4.50%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.

Average annual total returns for periods ended December 31, 2014

	1 year	5 years	10 years or lifetime
Class A return before taxes	3.67%	2.63%	3.40%
Class A return after taxes on distributions	3.67%	2.62%	3.40%
Class A return after taxes on distributions and sale of Fund shares	3.46%	2.82%	3.46%
Class C return before taxes	6.74%	2.80%	3.10%
Institutional Class return before taxes (lifetime: 12/31/13–12/31/14)*	9.00%	—	9.10%
Barclays Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)	9.05%	5.16%	4.74%

* Institutional Class shares commenced operations on Dec. 31, 2013.

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Who manages the Fund?

Investment manager

Delaware Management Company, a series of Delaware Management Business Trust (a Delaware statutory trust)

Portfolio managers	Title with Delaware Management Company	Start date on the Fund
Joseph R. Baxter	Senior Vice President, Head of Municipal Bond Department, Senior Portfolio Manager	May 2003
Stephen J. Czepiel	Senior Vice President, Senior Portfolio Manager	July 2007
Gregory A. Gizzi	Senior Vice President, Senior Portfolio Manager	December 2012

Purchase and redemption of Fund shares

You may purchase or redeem shares of the Fund on any day that the New York Stock Exchange (NYSE) is open for business (Business Day). Shares may be purchased or redeemed: through your financial advisor; through the Fund's website at delawareinvestments.com; by calling 800 523-1918; by regular mail (c/o Delaware Investments, P.O. Box 9876, Providence, RI 02940-8076); by overnight courier service (c/o Delaware Service Center, 4400 Computer Drive, Westborough, MA 01581-1722); or by wire.

For Class A and Class C shares, the minimum initial investment is generally $1,000 and subsequent investments can be made for as little as $100. For Institutional Class shares (except those shares purchased through an automatic investment plan), there is no minimum initial purchase requirement, but certain eligibility requirements must be met. The eligibility requirements are described in the prospectus under "Choosing a share class" and on the Fund's website. We may reduce or waive the minimums or eligibility requirements in certain cases.

Tax information

The Fund's distributions primarily are exempt from regular federal and state income taxes for residents of Idaho. A portion of these distributions, however, may be subject to the federal alternative minimum tax. The Fund may also make distributions that are taxable to you as ordinary income or capital gains.

Payments to broker/dealers and other financial intermediaries

If you purchase shares of the Fund through a broker/dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker/dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

Delaware Tax-Free New York Fund

What is the Fund's investment objective?

Delaware Tax-Free New York Fund seeks as high a level of current income exempt from federal income tax and from New York state personal income taxes as is consistent with preservation of capital.

What are the Fund's fees and expenses?

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Delaware Investments® Funds. More information about these and other discounts is available from your financial intermediary, in the Fund's prospectus under the section entitled "About your account," and in the Fund's statement of additional information (SAI) under the section entitled "Purchasing Shares."

Shareholder fees (fees paid directly from your investment)
Class	A	C	Inst.
Maximum sales charge (load) imposed on purchases asa percentage of offering price	4.50%	none	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	1.00%[1]	none
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Class	A	C	Inst.
Management fees	0.55%	0.55%	0.55%
Distribution and service (12b-1) fees	0.25%	1.00%	none
Other expenses	0.24%	0.24%	0.24%
Total annual fund operating expenses	1.04%	1.79%	0.79%
Fee waivers and expense reimbursements	(0.24%) [2]	(0.24%) [2]	(0.24%) [2]
Total annual fund operating expenses after feewaivers and expense reimbursements	0.80%	1.55%	0.55%
1	Class C shares redeemed within one year of purchase are subject to a 1.00% contingent deferred sales charge (CDSC).
2

The Fund's investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, inverse floater program expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.55% of the Fund's average daily net assets from Dec. 29, 2015 through Dec. 29, 2016. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager's expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

		(if not redeemed)
Class	A	C	C	Inst.
1 year	$528	$158	$258	$56
3 years	$743	$540	$540	$228
5 years	$976	$947	$947	$415
10 years	$1,643	$2,086	$2,086	$956

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 6% of the average value of its portfolio.

What are the Fund's principal investment strategies?

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in municipal securities the income from which is exempt from federal income tax, including the federal alternative minimum tax, and from New York state personal income taxes. This is a fundamental investment policy that may not be changed without prior shareholder approval.

Municipal debt obligations are issued by state and local governments to raise funds for various public purposes such as hospitals, schools, and general capital expenses. Municipal debt obligations may also include securities issued by U.S. territories and possessions (such as the Commonwealth of Puerto Rico, Guam, and the U.S. Virgin Islands) to the extent that these securities are also exempt from federal income tax and New York state personal income taxes. The Fund will invest its assets in securities with maturities of various lengths, depending on market conditions. The investment manager will adjust the average maturity of the bonds in the portfolio to attempt to provide a high level of tax-exempt income consistent with preservation of capital. The Fund's income level will vary depending on current interest rates and the specific securities in the portfolio. The Fund may concentrate its investments in certain types of bonds or in a certain segment of the municipal bond market when the supply of bonds in other sectors does not suit its investment needs. The Fund may invest in insured municipal bonds. The Fund will generally have a dollar-weighted average effective maturity of between 5 and 30 years.

What are the principal risks of investing in the Fund?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. Principal risks include:

Market risk  — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Interest rate risk  — The risk that securities will decrease in value if interest rates rise. This risk is generally associated with bonds.

Credit risk  — The risk that an issuer of a debt security, including a governmental issuer or an entity that insures a bond, may be unable to make interest payments and repay principal in a timely manner.

High yield (junk bond) risk  — The risk that high yield securities, commonly known as "junk bonds," are subject to reduced creditworthiness of issuers; increased risk of default and a more limited and less liquid secondary market; and greater price volatility and risk of loss of income and principal than are higher-rated securities. High yield bonds are sometimes issued by municipalities that have less financial strength and therefore have less ability to make projected debt payments on the bonds.

Call risk  — The risk that a bond issuer will prepay the bond during periods of low interest rates, forcing a fund to reinvest that money at interest rates that might be lower than rates on the called bond.

Liquidity risk  — The possibility that securities cannot be readily sold within seven days at approximately the price at which a portfolio has valued them.

Geographic concentration risk  — The risk that heightened sensitivity to regional, state, U.S. territories or possessions (such as the Commonwealth of Puerto Rico, Guam, or the U.S. Virgin Islands), and local political and economic conditions could adversely affect the holdings in and performance of a fund. There is also the risk that there could be an inadequate supply of municipal bonds in a particular state or U.S. territory or possession.

Alternative minimum tax risk  — If a fund invests in bonds whose income is subject to the alternative minimum tax, that portion of the fund's distributions would be taxable for shareholders who are subject to this tax.

Government and regulatory risk  — The risk that governments or regulatory authorities have, from time to time, taken or considered actions that could adversely affect various sectors of the securities markets and significantly affect fund performance. For example, a tax-exempt security may be reclassified by the Internal Revenue Service or a state tax authority as taxable, and/or future legislative, administrative, or court actions could cause interest from a tax-exempt security to become taxable, possibly retroactively.

Investments not guaranteed by Delaware Management Company (Manager) or its affiliates  — Neither the Manager nor its affiliates noted in this document are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited (MBL). MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise.

How has Delaware Tax-Free New York Fund performed?

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for the 1-, 5-, and 10-year or lifetime periods compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Fund's most recently available month-end performance by calling 800 523-1918 or by visiting our website at delawareinvestments.com/performance.

Year-by-year total return (Class A)

As of Sept. 30, 2015, the Fund's Class A shares had a calendar year-to-date return of 1.79%. During the periods illustrated in this bar chart, Class A's highest quarterly return was 8.61% for the quarter ended Sept. 30, 2009 and its lowest quarterly return was -5.10% for the quarter ended Dec. 31, 2010. The maximum Class A sales charge of 4.50%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.

Average annual total returns for periods ended December 31, 2014

	1 year	5 years	10 years or lifetime
Class A return before taxes	6.71%	4.47%	4.40%
Class A return after taxes on distributions	6.71%	4.47%	4.40%
Class A return after taxes on distributions and sale of Fund shares	5.24%	4.27%	4.27%
Class C return before taxes	9.78%	4.66%	4.10%
Institutional Class return before taxes (lifetime: 12/31/13–12/31/14)*	12.00%	—	12.11%
Barclays Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)	9.05%	5.16%	4.74%

* Institutional Class shares commenced operations on Dec. 31, 2013.

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Who manages the Fund?

Investment manager

Delaware Management Company, a series of Delaware Management Business Trust (a Delaware statutory trust)

Portfolio managers	Title with Delaware Management Company	Start date on the Fund
Joseph R. Baxter	Senior Vice President, Head of Municipal Bond Department, Senior Portfolio Manager	May 2003
Stephen J. Czepiel	Senior Vice President, Senior Portfolio Manager	July 2007
Gregory A. Gizzi	Senior Vice President, Senior Portfolio Manager	December 2012

Purchase and redemption of Fund shares

You may purchase or redeem shares of the Fund on any day that the New York Stock Exchange (NYSE) is open for business (Business Day). Shares may be purchased or redeemed: through your financial advisor; through the Fund's website at delawareinvestments.com; by calling 800 523-1918; by regular mail (c/o Delaware Investments, P.O. Box 9876, Providence, RI 02940-8076); by overnight courier service (c/o Delaware Service Center, 4400 Computer Drive, Westborough, MA 01581-1722); or by wire.

For Class A and Class C shares, the minimum initial investment is generally $1,000 and subsequent investments can be made for as little as $100. For Institutional Class shares (except those shares purchased through an automatic investment plan), there is no minimum initial purchase requirement, but certain eligibility requirements must be met. The eligibility requirements are described in the prospectus under "Choosing a share class" and on the Fund's website. We may reduce or waive the minimums or eligibility requirements in certain cases.

Tax information

The Fund's distributions primarily are exempt from regular federal and state income taxes for residents of New York. A portion of these distributions, however, may be subject to the federal alternative minimum tax. The Fund may also make distributions that are taxable to you as ordinary income or capital gains.

Payments to broker/dealers and other financial intermediaries

If you purchase shares of the Fund through a broker/dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker/dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

Delaware Tax-Free Pennsylvania Fund

What is the Fund's investment objective?

Delaware Tax-Free Pennsylvania Fund seeks as high a level of current income exempt from federal income tax and from Pennsylvania state personal income tax as is consistent with preservation of capital.

What are the Fund's fees and expenses?

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Delaware Investments® Funds. More information about these and other discounts is available from your financial intermediary, in the Fund's prospectus under the section entitled "About your account," and in the Fund's statement of additional information (SAI) under the section entitled "Purchasing Shares."

Shareholder fees (fees paid directly from your investment)
Class	A	C	Inst.
Maximum sales charge (load) imposed on purchases as a percentage of offering price	4.50%	none	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	1.00%[1]	none
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Class	A	C	Inst.
Management fees	0.55%	0.55%	0.55%
Distribution and service (12b-1) fees	0.24%	1.00%	none
Other expenses	0.15%	0.15%	0.15%
Total annual fund operating expenses	0.94%	1.70%	0.70%
Fee waivers and expense reimbursements	(0.06%) [2]	(0.06%) [2]	(0.06%) [2]
Total annual fund operating expenses after feewaivers and expense reimbursements	0.88%	1.64%	0.64%
1	Class C shares redeemed within one year of purchase are subject to a 1.00% contingent deferred sales charge (CDSC).
2

The Fund's investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, inverse floater program expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.64% of the Fund's average daily net assets from Dec. 29, 2015 through Dec. 29, 2016.   These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund. The Fund's Class A shares also are subject to a blended 12b-1 fee of 0.10% on all shares acquired prior to June 1, 1992 and 0.25% on all shares acquired on or after June 1, 1992.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager's expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

		(if not redeemed)
Class	A	C	C	Inst.
1 year	$536	$167	$267	$65
3 years	$730	$530	$530	$218
5 years	$941	$917	$917	$384
10 years	$1,547	$2,004	$2,004	$865

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 13% of the average value of its portfolio.

What are the Fund's principal investment strategies?

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities that provide income that is exempt from federal income tax, including the federal alternative minimum tax, and the personal income taxes of the Commonwealth of Pennsylvania. This is a fundamental investment policy that may not be changed without prior shareholder approval.

Municipal debt obligations are securities issued by state and local governments to raise funds for various public purposes such as hospitals, schools, and general capital expenses. Municipal debt obligations may also include securities issued by U.S. territories and possessions (such as the Commonwealth of Puerto Rico, Guam, and the U.S. Virgin Islands) to the extent that these securities are also exempt from federal income tax and the personal income taxes of the Commonwealth of Pennsylvania. The Fund will invest its assets in securities with maturities of various lengths, depending on market conditions. The investment manager will adjust the average maturity of the bonds in the portfolio to attempt to provide a high level of tax-exempt income consistent with preservation of capital. The Fund's income level will vary depending on current interest rates and the specific securities in the portfolio. The Fund may concentrate its investments in certain types of bonds or in a certain segment of the municipal bond market when the supply of bonds in other sectors does not suit its investment needs. The Fund may invest in insured municipal bonds. The Fund will generally have a dollar-weighted average effective maturity of between 5 and 30 years.

What are the principal risks of investing in the Fund?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. Principal risks include:

Market risk  — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Interest rate risk  — The risk that securities will decrease in value if interest rates rise. This risk is generally associated with bonds.

Credit risk  — The risk that an issuer of a debt security, including a governmental issuer or an entity that insures a bond, may be unable to make interest payments and repay principal in a timely manner.

High yield (junk bond) risk  — The risk that high yield securities, commonly known as "junk bonds," are subject to reduced creditworthiness of issuers; increased risk of default and a more limited and less liquid secondary market; and greater price volatility and risk of loss of income and principal than are higher-rated securities. High yield bonds are sometimes issued by municipalities that have less financial strength and therefore have less ability to make projected debt payments on the bonds.

Call risk  — The risk that a bond issuer will prepay the bond during periods of low interest rates, forcing a fund to reinvest that money at interest rates that might be lower than rates on the called bond.

Liquidity risk  — The possibility that securities cannot be readily sold within seven days at approximately the price at which a portfolio has valued them.

Geographic concentration risk  — The risk that heightened sensitivity to regional, state, U.S. territories or possessions (such as the Commonwealth of Puerto Rico, Guam, or the U.S. Virgin Islands), and local political and economic conditions could adversely affect the holdings in and performance of a fund. There is also the risk that there could be an inadequate supply of municipal bonds in a particular state or U.S. territory or possession.

Alternative minimum tax risk  — If a fund invests in bonds whose income is subject to the alternative minimum tax, that portion of the fund's distributions would be taxable for shareholders who are subject to this tax.

Government and regulatory risk  — The risk that governments or regulatory authorities have, from time to time, taken or considered actions that could adversely affect various sectors of the securities markets and significantly affect fund performance. For example, a tax-exempt security may be reclassified by the Internal Revenue Service or a state tax authority as taxable, and/or future legislative, administrative, or court actions could cause interest from a tax-exempt security to become taxable, possibly retroactively.

Investments not guaranteed by Delaware Management Company (Manager) or its affiliates  — Neither the Manager nor its affiliates noted in this document are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited (MBL). MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise.

How has Delaware Tax-Free Pennsylvania Fund performed?

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for the 1-, 5-, and 10-year or lifetime periods compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Fund's most recently available month-end performance by calling 800 523-1918 or by visiting our website at delawareinvestments.com/performance.

Year-by-year total return (Class A)

As of Sept. 30, 2015, the Fund's Class A shares had a calendar year-to-date return of 1.81%. During the periods illustrated in this bar chart, Class A's highest quarterly return was 8.45% for the quarter ended Sept. 30, 2009, and its lowest quarterly return was -4.75% for the quarter ended Dec. 31, 2010. The maximum Class A sales charge of 4.50%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.

Average annual total returns for periods ended December 31, 2014

	1 year	5 years	10 years or lifetime
Class A return before taxes	6.23%	4.27%	4.12%
Class A return after taxes on distributions	6.23%	4.23%	4.08%
Class A return after taxes on distributions and sale of Fund shares	5.11%	4.20%	4.10%
Class C return before taxes	9.23%	4.41%	3.80%
Institutional Class return before taxes (lifetime: 12/31/13–12/31/14)*	11.47%	—	11.62%
Barclays Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)	9.05%	5.16%	4.74%

* Institutional Class shares commenced operations on Dec. 31, 2013.

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Who manages the Fund?

Investment manager

Delaware Management Company, a series of Delaware Management Business Trust (a Delaware statutory trust)

Portfolio managers	Title with Delaware Management Company	Start date on the Fund
Joseph R. Baxter	Senior Vice President, Head of Municipal Bond Department, Senior Portfolio Manager	January 2003
Stephen J. Czepiel	Senior Vice President, Senior Portfolio Manager	July 2007
Gregory A. Gizzi	Senior Vice President, Senior Portfolio Manager	December 2012

Purchase and redemption of Fund shares

You may purchase or redeem shares of the Fund on any day that the New York Stock Exchange (NYSE) is open for business (Business Day). Shares may be purchased or redeemed: through your financial advisor; through the Fund's website at delawareinvestments.com; by calling 800 523-1918; by regular mail (c/o Delaware Investments, P.O. Box 9876, Providence, RI 02940-8076); by overnight courier service (c/o Delaware Service Center, 4400 Computer Drive, Westborough, MA 01581-1722); or by wire.

For Class A and Class C shares, the minimum initial investment is generally $1,000 and subsequent investments can be made for as little as $100. For Institutional Class shares (except those shares purchased through an automatic investment plan), there is no minimum initial purchase requirement, but certain eligibility requirements must be met. The eligibility requirements are described in the prospectus under "Choosing a share class" and on the Fund's website. We may reduce or waive the minimums or eligibility requirements in certain cases.

Tax information

The Fund's distributions primarily are exempt from regular federal and state income taxes for residents of the Commonwealth of Pennsylvania. A portion of these distributions, however, may be subject to the federal alternative minimum tax. The Fund may also make distributions that are taxable to you as ordinary income or capital gains.

Payments to broker/dealers and other financial intermediaries

If you purchase shares of the Fund through a broker/dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker/dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

Delaware Tax-Free Minnesota Fund

What is the Fund's investment objective?

Delaware Tax-Free Minnesota Fund seeks as high a level of current income exempt from federal income tax and from Minnesota state personal income taxes as is consistent with preservation of capital.

What are the Fund's fees and expenses?

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Delaware Investments® Funds. More information about these and other discounts is available from your financial intermediary, in the Fund's prospectus under the section entitled "About your account," and in the Fund's statement of additional information (SAI) under the section entitled "Purchasing Shares."

Shareholder fees (fees paid directly from your investment)
Class	A	C	Inst.
Maximum sales charge (load) imposed on purchases asa percentage of offering price	4.50%	none	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	1.00%[1]	none
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Class	A	C	Inst.
Management fees	0.54%	0.54%	0.54%
Distribution and service (12b-1) fees	0.25%	1.00%	none
Other expenses	0.16%	0.16%	0.16%
Total annual fund operating expenses	0.95%	1.70%	0.70%
Fee waivers and expense reimbursements	(0.10%)[2]	(0.10%)[2]	(0.10%)[2]
Total annual fund operating expenses after feewaivers and expense reimbursements	0.85%	1.60%	0.60%
1	Class C shares redeemed within one year of purchase are subject to a 1.00% contingent deferred sales charge (CDSC).
2

The Fund's investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, inverse floater program expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.60% of the Fund's average daily net assets from Dec. 29, 2015 through Dec. 29, 2016. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager's expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

		(if not redeemed)
Class	A	C	C	Inst.
1 year	$533	$163	$263	$61
3 years	$730	$526	$526	$214
5 years	$943	$914	$914	$380
10 years	$1,555	$2,000	$2,000	$861

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 11% of the average value of its portfolio.

What are the Fund's principal investment strategies?

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in municipal securities the income from which is exempt from federal income tax, including the federal alternative minimum tax, and from Minnesota state personal income taxes. This is a fundamental investment policy that may not be changed without prior shareholder approval.

The Fund is required to derive at least 95% of its income from Minnesota obligations in order for any of its income to be exempt from Minnesota state personal income taxes. Municipal debt obligations are issued by state and local governments to raise funds for various public purposes such as hospitals, schools, and general capital expenses. The Fund will invest its assets in securities with maturities of various lengths, depending on market conditions. The investment manager will adjust the average maturity of the bonds in the portfolio to attempt to provide a high level of tax-exempt income consistent with preservation of capital. The Fund's income level will vary depending on current interest rates and the specific securities in the portfolio. The Fund may concentrate its investments in certain types of bonds or in a certain segment of the municipal bond market when the supply of bonds in other sectors does not suit its investment needs. The Fund may invest in insured municipal bonds. Under normal circumstances, the Fund will generally have a dollar-weighted average effective maturity of between 5 and 30 years.

What are the principal risks of investing in the Fund?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. Principal risks include:

Market risk  — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Interest rate risk  — The risk that securities will decrease in value if interest rates rise. This risk is generally associated with bonds.

Credit risk  — The risk that an issuer of a debt security, including a governmental issuer or an entity that insures a bond, may be unable to make interest payments and repay principal in a timely manner.

High yield (junk bond) risk  — The risk that high yield securities, commonly known as "junk bonds," are subject to reduced creditworthiness of issuers; increased risk of default and a more limited and less liquid secondary market; and greater price volatility and risk of loss of income and principal than are higher-rated securities. High yield bonds are sometimes issued by municipalities that have less financial strength and therefore have less ability to make projected debt payments on the bonds.

Call risk  — The risk that a bond issuer will prepay the bond during periods of low interest rates, forcing a fund to reinvest that money at interest rates that might be lower than rates on the called bond.

Liquidity risk  — The possibility that securities cannot be readily sold within seven days at approximately the price at which a portfolio has valued them.

Geographic concentration risk  — The risk that heightened sensitivity to regional, state, U.S. territories or possessions (such as the Commonwealth of Puerto Rico, Guam, or the U.S. Virgin Islands), and local political and economic conditions could adversely affect the holdings in and performance of a fund. There is also the risk that there could be an inadequate supply of municipal bonds in a particular state or U.S. territory or possession.

Alternative minimum tax risk  — If a fund invests in bonds whose income is subject to the alternative minimum tax, that portion of the fund's distributions would be taxable for shareholders who are subject to this tax.

Government and regulatory risk  — The risk that governments or regulatory authorities have, from time to time, taken or considered actions that could adversely affect various sectors of the securities markets and significantly affect fund performance. For example, a tax-exempt security may be reclassified by the Internal Revenue Service or a state tax authority as taxable, and/or future legislative, administrative, or court actions could cause interest from a tax-exempt security to become taxable, possibly retroactively.

Investments not guaranteed by Delaware Management Company (Manager) or its affiliates  — Neither the Manager nor its affiliates noted in this document are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited (MBL). MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise.

How has Delaware Tax-Free Minnesota Fund performed?

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for the 1-, 5-, and 10-year or lifetime periods compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Fund's most recently available month-end performance by calling 800 523-1918 or by visiting our website at delawareinvestments.com/performance.

Year-by-year total return (Class A)

As of Sept. 30, 2015, the Fund's Class A shares had a calendar year-to-date return of 1.95%. During the periods illustrated in this bar chart, Class A's highest quarterly return was 6.32% for the quarter ended Sept. 30, 2009 and its lowest quarterly return was -4.31% for the quarter ended Dec. 31, 2010. The maximum Class A sales charge of 4.50%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.

Average annual total returns for periods ended December 31, 2014

	1 year	5 years	10 years or lifetime
Class A return before taxes	4.17%	3.92%	3.96%
Class A return after taxes on distributions	4.17%	3.83%	3.90%
Class A return after taxes on distributions and sale of Fund shares	3.91%	3.89%	3.94%
Class C return before taxes	7.27%	4.09%	3.66%
Institutional Class return before taxes (lifetime: 12/31/13–12/31/14)*	9.44%	—	9.53%
Barclays Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)	9.05%	5.16%	4.74%

* Institutional Class shares commenced operations on Dec. 31, 2013.

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Who manages the Fund?

Investment manager

Delaware Management Company, a series of Delaware Management Business Trust (a Delaware statutory trust)

Portfolio managers	Title with Delaware Management Company	Start date on the Fund
Joseph R. Baxter	Senior Vice President, Head of Municipal Bond Department, Senior Portfolio Manager	May 2003
Stephen J. Czepiel	Senior Vice President, Senior Portfolio Manager	July 2007
Gregory A. Gizzi	Senior Vice President, Senior Portfolio Manager	December 2012

Purchase and redemption of Fund shares

You may purchase or redeem shares of the Fund on any day that the New York Stock Exchange (NYSE) is open for business (Business Day). Shares may be purchased or redeemed: through your financial advisor; through the Fund's website at delawareinvestments.com; by calling 800 523-1918; by regular mail (c/o Delaware Investments, P.O. Box 9876, Providence, RI 02940-8076); by overnight courier service (c/o Delaware Service Center, 4400 Computer Drive, Westborough, MA 01581-1722); or by wire.

For Class A and Class C shares, the minimum initial investment is generally $1,000 and subsequent investments can be made for as little as $100. For Institutional Class shares (except those shares purchased through an automatic investment plan), there is no minimum initial purchase requirement, but certain eligibility requirements must be met. The eligibility requirements are described in the prospectus under "Choosing a share class" and on the Fund's website. We may reduce or waive the minimums or eligibility requirements in certain cases.

Tax information

The Fund's distributions primarily are exempt from regular federal and state income taxes for residents of Minnesota. A portion of these distributions, however, may be subject to the federal alternative minimum tax. The Fund may also make distributions that are taxable to you as ordinary income or capital gains.

Payments to broker/dealers and other financial intermediaries

If you purchase shares of the Fund through a broker/dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker/dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

Delaware Tax-Free Minnesota Intermediate Fund

What are the Fund's investment objectives?

Delaware Tax-Free Minnesota Intermediate Fund seeks to provide investors with preservation of capital and, secondarily, current income exempt from federal income tax and Minnesota state personal income taxes, by maintaining a dollar-weighted average effective portfolio maturity of 10 years or less.

What are the Fund's fees and expenses?

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Delaware Investments® Funds. More information about these and other discounts is available from your financial intermediary, in the Fund's prospectus under the section entitled "About your account," and in the Fund's statement of additional information (SAI) under the section entitled "Purchasing Shares."

Shareholder fees (fees paid directly from your investment)
Class	A	C	Inst.
Maximum sales charge (load) imposed on purchases asa percentage of offering price	2.75%	none	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	1.00%[1]	none
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Class	A	C	Inst.
Management fees	0.50%	0.50%	0.50%
Distribution and service (12b-1) fees	0.25%	1.00%	none
Other expenses	0.22%	0.22%	0.22%
Total annual fund operating expenses	0.97%	1.72%	0.72%
Fee waivers and expense reimbursements	(0.13%) [2]	(0.03%) [2]	(0.03%) [2]
Total annual fund operating expenses after feewaivers and expense reimbursements	0.84%	1.69%	0.69%
1	Class C shares redeemed within one year of purchase are subject to a 1.00% contingent deferred sales charge (CDSC).
2

The Fund's investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, inverse floater program expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.69% of the Fund's average daily net assets fromDec. 29, 2015 through Dec. 29, 2016. In addition, the Fund's distributor, Delaware Distributors, L.P. (Distributor), has contracted to limit the Fund's Class A shares' 12b-1 fees to no more than 0.15% of the Class A shares' average daily net assets from Dec. 29, 2015 through Dec. 29, 2016. These waivers and reimbursements may only be terminated by agreement of the Manager or Distributor, as applicable, and the Fund.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the applicable waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

		(if not redeemed)
Class	A	C	C	Inst.
1 year	$358	$172	$272	$70
3 years	$563	$539	$539	$227
5 years	$784	$931	$931	$398
10 years	$1,420	$2,028	$2,028	$892

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 14% of the average value of its portfolio.

What are the Fund's principal investment strategies?

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in municipal securities the income from which is exempt from federal income tax, including the federal alternative minimum tax, and from Minnesota state personal income taxes. This is a fundamental investment policy that may not be changed without prior shareholder approval.

The Fund is required to derive at least 95% of its income from Minnesota obligations in order for any of its income to be exempt from Minnesota state personal income taxes. Municipal debt obligations are issued by state and local governments to raise funds for various public purposes such as hospitals, schools, and general capital expenses. The Fund will invest its assets in securities with maturities of various lengths, depending on market conditions. The investment manager will adjust the average maturity of the bonds in the portfolio to attempt to provide a high level of tax-exempt income consistent with preservation of capital. The Fund's income level will vary depending on current interest rates and the specific securities in the portfolio. The Fund may concentrate its investments in certain types of bonds or in a certain segment of the municipal bond market when the supply of bonds in other sectors does not suit its investment needs. The Fund may invest in insured municipal bonds. Under normal circumstances, the Fund will maintain a dollar-weighted average effective maturity of more than 3 years but less than 10 years.

What are the principal risks of investing in the Fund?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. Principal risks include:

Market risk  — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Interest rate risk  — The risk that securities will decrease in value if interest rates rise. This risk is generally associated with bonds.

Credit risk  — The risk that an issuer of a debt security, including a governmental issuer or an entity that insures a bond, may be unable to make interest payments and repay principal in a timely manner.

High yield (junk bond) risk  — The risk that high yield securities, commonly known as "junk bonds," are subject to reduced creditworthiness of issuers; increased risk of default and a more limited and less liquid secondary market; and greater price volatility and risk of loss of income and principal than are higher-rated securities. High yield bonds are sometimes issued by municipalities that have less financial strength and therefore have less ability to make projected debt payments on the bonds.

Call risk  — The risk that a bond issuer will prepay the bond during periods of low interest rates, forcing a fund to reinvest that money at interest rates that might be lower than rates on the called bond.

Liquidity risk  — The possibility that securities cannot be readily sold within seven days at approximately the price at which a portfolio has valued them.

Geographic concentration risk  — The risk that heightened sensitivity to regional, state, U.S. territories or possessions (such as the Commonwealth of Puerto Rico, Guam, or the U.S. Virgin Islands), and local political and economic conditions could adversely affect the holdings in and performance of a fund. There is also the risk that there could be an inadequate supply of municipal bonds in a particular state or U.S. territory or possession.

Alternative minimum tax risk  — If a fund invests in bonds whose income is subject to the alternative minimum tax, that portion of the fund's distributions would be taxable for shareholders who are subject to this tax.

Government and regulatory risk  — The risk that governments or regulatory authorities have, from time to time, taken or considered actions that could adversely affect various sectors of the securities markets and significantly affect fund performance. For example, a tax-exempt security may be reclassified by the Internal Revenue Service or a state tax authority as taxable, and/or future legislative, administrative, or court actions could cause interest from a tax-exempt security to become taxable, possibly retroactively.

Investments not guaranteed by Delaware Management Company (Manager) or its affiliates  — Neither the Manager nor its affiliates noted in this document are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited (MBL). MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise.

How has Delaware Tax-Free Minnesota Intermediate Fund performed?

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for the 1-, 5-, and 10-year or lifetime periods compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Fund's most recently available month-end performance by calling 800 523-1918 or by visiting our website at delawareinvestments.com/performance.

Year-by-year total return (Class A)

As of Sept. 30, 2015, the Fund's Class A shares had a calendar year-to-date return of 1.54%. During the periods illustrated in this bar chart, Class A's highest quarterly return was 4.74% for the quarter ended Sept. 30, 2009 and its lowest quarterly return was -3.60% for the quarter ended Dec. 31, 2010. The maximum Class A sales charge of 2.75%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.

Average annual total returns for periods ended December 31, 2014

	1 year	5 years	10 years or lifetime
Class A return before taxes	3.71%	3.44%	3.68%
Class A return after taxes on distributions	3.71%	3.43%	3.67%
Class A return after taxes on distributions and sale of Fund shares	3.43%	3.38%	3.63%
Class C return before taxes	4.74%	3.14%	3.09%
Institutional Class return before taxes (lifetime: 12/31/13–12/31/14)*	6.87%	—	6.96%
Barclays 3–15 Year Blend Municipal Bond Index (reflects no deductionfor fees, expenses, or taxes)	6.96%	4.66%	4.58%

* Institutional Class shares commenced operations on Dec. 31, 2013.

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Who manages the Fund?

Investment manager

Delaware Management Company, a series of Delaware Management Business Trust (a Delaware statutory trust)

Portfolio managers	Title with Delaware Management Company	Start date on the Fund
Joseph R. Baxter	Senior Vice President, Head of Municipal Bond Department, Senior Portfolio Manager	May 2003
Stephen J. Czepiel	Senior Vice President, Senior Portfolio Manager	July 2007
Gregory A. Gizzi	Senior Vice President, Senior Portfolio Manager	December 2012

Purchase and redemption of Fund shares

You may purchase or redeem shares of the Fund on any day that the New York Stock Exchange (NYSE) is open for business (Business Day). Shares may be purchased or redeemed: through your financial advisor; through the Fund's website at delawareinvestments.com; by calling 800 523-1918; by regular mail (c/o Delaware Investments, P.O. Box 9876, Providence, RI 02940-8076); by overnight courier service (c/o Delaware Service Center, 4400 Computer Drive, Westborough, MA 01581-1722); or by wire.

For Class A and Class C shares, the minimum initial investment is generally $1,000 and subsequent investments can be made for as little as $100. For Institutional Class shares (except those shares purchased through an automatic investment plan), there is no minimum initial purchase requirement, but certain eligibility requirements must be met. The eligibility requirements are described in the prospectus under "Choosing a share class" and on the Fund's website. We may reduce or waive the minimums or eligibility requirements in certain cases.

Tax information

The Fund's distributions primarily are exempt from regular federal and state income taxes for residents of Minnesota. A portion of these distributions, however, may be subject to the federal alternative minimum tax. The Fund may also make distributions that are taxable to you as ordinary income or capital gains.

Payments to broker/dealers and other financial intermediaries

If you purchase shares of the Fund through a broker/dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker/dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

Delaware Minnesota High-Yield Municipal Bond Fund

What is the Fund's investment objective?

Delaware Minnesota High-Yield Municipal Bond Fund seeks a high level of current income that is exempt from federal income tax and from Minnesota state personal income taxes, primarily through investment in medium- and lower-grade municipal obligations.

What are the Fund's fees and expenses?

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Delaware Investments® Funds. More information about these and other discounts is available from your financial intermediary, in the Fund's prospectus under the section entitled "About your account," and in the Fund's statement of additional information (SAI) under the section entitled "Purchasing Shares."

Shareholder fees (fees paid directly from your investment)
Class	A	C	Inst.
Maximum sales charge (load) imposed on purchases asa percentage of offering price	4.50%	none	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	1.00%[1]	none
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Class	A	C	Inst.
Management fees	0.55%	0.55%	0.55%
Distribution and service (12b-1) fees	0.25%	1.00%	none
Other expenses	0.19%	0.19%	0.19%
Total annual fund operating expenses	0.99%	1.74%	0.74%
Fee waivers and expense reimbursements	(0.10%)[2]	(0.10%)[2]	(0.10%)[2]
Total annual fund operating expenses after feewaivers and expense reimbursements	0.89%	1.64%	0.64%
1	Class C shares redeemed within one year of purchase are subject to a 1.00% contingent deferred sales charge (CDSC).
2

The Fund's investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, inverse floater program expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.64% of the Fund's average daily net assets from Dec. 29, 2015 through Dec. 29, 2016. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager's expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

		(if not redeemed)
Class	A	C	C	Inst
1 year	$537	$167	$267	$65
3 years	$742	$538	$538	$226
5 years	$963	$934	$934	$402
10 years	$1,600	$2,043	$2,043	$909

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 16% of the average value of its portfolio.

What are the Fund's principal investment strategies?

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in municipal securities the income from which is exempt from federal income tax, including the federal alternative minimum tax, and from Minnesota state personal income taxes. This is a fundamental investment policy that may not be changed without prior shareholder approval.

The Fund is required to derive at least 95% of its income from Minnesota obligations in order for any of its income to be exempt from Minnesota state personal income taxes. Municipal debt obligations are issued by state and local governments to raise funds for various public purposes such as hospitals, schools, and general capital expenses. The Fund will invest its assets in securities with maturities of various lengths, depending on market conditions. The investment manager will adjust the average maturity of the bonds in the portfolio to attempt to provide a high level of tax-exempt income consistent with preservation of capital. The Fund's income level will vary depending on current interest rates and the specific securities in the portfolio. The Fund may concentrate its investments in certain types of bonds or in a certain segment of the municipal bond market when the supply of bonds in other sectors does not suit its investment needs. The Fund may invest in insured municipal bonds. Under normal circumstances, the Fund will generally have a dollar-weighted average effective maturity of between 5 and 30 years.

The Fund may invest without limit in lower-rated municipal securities ("junk bonds"), which typically offer higher income potential and involve greater risk than higher-quality securities.

What are the principal risks of investing in the Fund?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. Principal risks include:

Market risk  — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Interest rate risk  — The risk that securities will decrease in value if interest rates rise. This risk is generally associated with bonds.

Credit risk  — The risk that an issuer of a debt security, including a governmental issuer or an entity that insures a bond, may be unable to make interest payments and repay principal in a timely manner.

High yield (junk bond) risk  — The risk that high yield securities, commonly known as "junk bonds," are subject to reduced creditworthiness of issuers; increased risk of default and a more limited and less liquid secondary market; and greater price volatility and risk of loss of income and principal than are higher-rated securities. High yield bonds are sometimes issued by municipalities that have less financial strength and therefore have less ability to make projected debt payments on the bonds.

Call risk  — The risk that a bond issuer will prepay the bond during periods of low interest rates, forcing a fund to reinvest that money at interest rates that might be lower than rates on the called bond.

Liquidity risk  — The possibility that securities cannot be readily sold within seven days at approximately the price at which a portfolio has valued them.

Geographic concentration risk  — The risk that heightened sensitivity to regional, state, U.S. territories or possessions (such as the Commonwealth of Puerto Rico, Guam, or the U.S. Virgin Islands), and local political and economic conditions could adversely affect the holdings in and performance of a fund. There is also the risk that there could be an inadequate supply of municipal bonds in a particular state or U.S. territory or possession.

Alternative minimum tax risk  — If a fund invests in bonds whose income is subject to the alternative minimum tax, that portion of the fund's distributions would be taxable for shareholders who are subject to this tax.

Government and regulatory risk  — The risk that governments or regulatory authorities have, from time to time, taken or considered actions that could adversely affect various sectors of the securities markets and significantly affect fund performance. For example, a tax-exempt security may be reclassified by the Internal Revenue Service or a state tax authority as taxable, and/or future legislative, administrative, or court actions could cause interest from a tax-exempt security to become taxable, possibly retroactively.

Investments not guaranteed by Delaware Management Company (Manager) or its affiliates  — Neither the Manager nor its affiliates noted in this document are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited (MBL). MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise.

How has Delaware Minnesota High-Yield Municipal Bond Fund performed?

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for the 1-, 5-, and 10-year or lifetime periods compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Fund's most recently available month-end performance by calling 800 523-1918 or by visiting our website at delawareinvestments.com/performance.

Year-by-year total return (Class A)

As of Sept. 30, 2015, the Fund's Class A shares had a calendar year-to-date return of 1.99%. During the periods illustrated in this bar chart, Class A's highest quarterly return was 9.03% for the quarter ended Sept. 30, 2009 and its lowest quarterly return was -6.04% for the quarter ended Dec. 31, 2008. The maximum Class A sales charge of 4.50%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.

Average annual total returns for periods ended December 31, 2014

	1 year	5 years	10 years or lifetime
Class A return before taxes	4.72%	4.43%	4.25%
Class A return after taxes on distributions	4.72%	4.43%	4.25%
Class A return after taxes on distributions and sale of Fund shares	4.30%	4.31%	4.19%
Class C return before taxes	7.85%	4.61%	3.95%
Institutional Class return before taxes (lifetime: 12/31/13–12/31/14)*	10.10%	—	10.20%
Barclays Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)	9.05%	5.16%	4.74%

* Institutional Class shares commenced operations on Dec. 31, 2013.

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Who manages the Fund?

Investment manager

Delaware Management Company, a series of Delaware Management Business Trust (a Delaware statutory trust)

Portfolio managers	Title with Delaware Management Company	Start date on the Fund
Joseph R. Baxter	Senior Vice President, Head of Municipal Bond Department, Senior Portfolio Manager	May 2003
Stephen J. Czepiel	Senior Vice President, Senior Portfolio Manager	July 2007
Gregory A. Gizzi	Senior Vice President, Senior Portfolio Manager	December 2012

Purchase and redemption of Fund shares

You may purchase or redeem shares of the Fund on any day that the New York Stock Exchange (NYSE) is open for business (Business Day). Shares may be purchased or redeemed: through your financial advisor; through the Fund's website at delawareinvestments.com; by calling 800 523-1918; by regular mail (c/o Delaware Investments, P.O. Box 9876, Providence, RI 02940-8076); by overnight courier service (c/o Delaware Service Center, 4400 Computer Drive, Westborough, MA 01581-1722); or by wire.

For Class A and Class C shares, the minimum initial investment is generally $1,000 and subsequent investments can be made for as little as $100. For Institutional Class shares (except those shares purchased through an automatic investment plan), there is no minimum initial purchase requirement, but certain eligibility requirements must be met. The eligibility requirements are described in the prospectus under "Choosing a share class" and on the Fund's website. We may reduce or waive the minimums or eligibility requirements in certain cases.

Tax information

The Fund's distributions primarily are exempt from regular federal and state income taxes for residents of Minnesota. A portion of these distributions, however, may be subject to the federal alternative minimum tax. The Fund may also make distributions that are taxable to you as ordinary income or capital gains.

Payments to broker/dealers and other financial intermediaries

If you purchase shares of the Fund through a broker/dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker/dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

How we manage the Funds

We take a disciplined approach to investing, combining investment strategies and risk-management techniques that we believe can help shareholders meet their goals.

Our principal investment strategies

The Funds' investment manager, Delaware Management Company (Manager), will analyze economic and market conditions, seeking to identify the securities or market sectors that it thinks are the best investments for a particular Fund.

The Funds will invest primarily in tax-exempt obligations of issuers in their respective states.

The Funds may also invest in securities issued by U.S. territories and possessions (such as the Commonwealth of Puerto Rico, Guam, and the Virgin Islands) to the extent that these securities are exempt from federal income tax and the applicable state's personal income taxes.  Although Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Intermediate Fund, and Delaware Minnesota High-Yield Municipal Bond Fund may invest in securities issued by U.S. territories and possessions, these Funds will not typically invest a substantial portion of their respective assets in such securities because these Funds are required to derive at least 95% of their income from Minnesota obligations in order for any of their income to be exempt from Minnesota state personal income taxes.

The Funds will generally invest in securities for income rather than seeking capital appreciation through active trading. However, the Manager may sell securities for a variety of reasons such as: to reinvest the proceeds in higher yielding securities; to eliminate investments not consistent with the preservation of capital; to honor redemption requests; or to address a weakening credit situation. As a result, the Funds may realize losses or capital gains that could be taxable to shareholders.

Delaware Tax-Free Minnesota Intermediate Fund will generally have a dollar-weighted average effective maturity of more than 3 years but less than 10 years. This is a more conservative strategy than funds with longer dollar-weighted average effective maturities, which should result in the Fund experiencing less price volatility when interest rates rise or fall. The remaining Funds described in this prospectus will generally have a dollar-weighted average effective maturity of between 5 and 30 years.

Each Fund's investment objective is nonfundamental. This means that each Fund's Board of Trustees (each a "Board" and together, the "Boards") may change the objective without obtaining shareholder approval. If the objective were changed, a Fund would notify shareholders at least 60 days before the change became effective.

The securities in which the Funds typically invest

Fixed income securities offer the potential for greater income payments than stocks, and also may provide capital appreciation. Municipal bond securities typically pay income free of federal income tax and may also be free of state income taxes in the state where they are issued. Please see the Funds' SAI for additional information about certain of the securities described below as well as other securities in which the Funds may invest.

Tax-exempt obligations

Tax-exempt obligations are commonly known as municipal bonds. These are debt obligations issued by or for a state, territory, or possession, its agencies or instrumentalities, municipalities, or other political subdivisions. The interest on these debt obligations can generally be excluded from federal income tax as well as personal income taxes in the state, territory, or possession where the bond is issued. Determination of a bond's tax-exempt status is based on the opinion of the bond issuer's legal counsel. Tax-exempt obligations may include securities subject to the alternative minimum tax.

How the Funds use them: Under normal conditions, each Fund (except for Delaware Minnesota High-Yield Municipal Bond Fund) will invest at least 80% of its respective assets (and without limit for Delaware Tax-Free Pennsylvania Fund) in tax-exempt debt obligations rated in the top four quality grades by Standard & Poor's (S&P) or similarly rated by another nationally recognized statistical rating organization (NRSRO), or in unrated tax-exempt obligations if, in the Manager's opinion, they are equivalent in quality to being rated in the top four quality grades. These bonds may include general obligation bonds and revenue bonds.

Delaware Tax-Free New York Fund will invest at least 80% of its net assets in tax-exempt obligations under normal market conditions.

Delaware Minnesota High-Yield Municipal Bond Fund may invest in both investment grade and below-investment-grade debt obligations. Investment grade debt obligations are bonds rated in the top four quality grades by S&P or similarly rated by another NRSRO, or in the case of unrated tax-exempt obligations, if, in the Manager's opinion, they are equivalent in quality to being rated in the top four quality grades. Below-investment-grade debt obligations are rated below the top four quality grades by S&P or similarly rated by another NRSRO or, in the case of unrated tax-exempt obligations, if, in the Manager's opinion, they are equivalent in quality to being rated below the top four quality grades. Both investment grade and below-investment-grade bonds may include general obligation bonds and revenue bonds.

Delaware Minnesota High-Yield Municipal Bond Fund may invest all or a portion of its assets in higher grade securities if the Manager determines that abnormal market conditions make investing in lower-rated securities inconsistent with shareholders' best interests.

High yield, high-risk municipal bonds (junk bonds)

High yield, high-risk municipal bonds are municipal debt obligations rated lower than BBB- by S&P, Baa3 by Moody's Investors Service, Inc. (Moody's), or similarly rated by another NRSRO or, if unrated, of comparable quality. These securities are often referred to as "junk bonds" and are considered to be of poor standing and predominantly speculative.

How the Funds use them: Each Fund (except for Delaware Minnesota High-Yield Municipal Bond Fund) may invest up to 20% of its net assets in high yield, high-risk fixed income securities.

Delaware Minnesota High-Yield Municipal Bond Fund may invest without limit in high yield, high-risk fixed income securities.

General obligation bonds

General obligation bonds are municipal bonds on which the payment of principal and interest is secured by the issuer's pledge of its full faith, credit, and taxing power.

How the Funds use them: Each Fund (except for Delaware Minnesota High-Yield Municipal Bond Fund) may invest without limit in general obligation bonds in the top four quality grades or bonds that are unrated, but which the Manager determines to be of equal quality. Delaware Minnesota High-Yield Municipal Bond Fund may invest without limit in general obligation bonds.

Revenue bonds

Revenue bonds are municipal bonds on which principal and interest payments are made from revenues derived from a particular facility, from the proceeds of a special excise tax, or from revenue generated by an operating project. Principal and interest are not secured by the general taxing power. Tax-exempt industrial development bonds, in most cases, are a type of revenue bond that is not backed by the credit of the issuing municipality and may therefore involve more risk.

How the Funds use them: Each Fund (except for Delaware Minnesota High-Yield Municipal Bond Fund) may invest without limit in revenue bonds in the top four quality grades or bonds that are unrated, but which the Manager determines to be of equal quality. Delaware Minnesota High-Yield Municipal Bond Fund may invest without limit in revenue bonds.

Insured municipal bonds

Various municipal issuers may obtain insurance for their obligations. In the event of a default, the insurer is required to make payments of interest and principal when due to the bondholders. However, there is no assurance that the insurance company will meet its obligations. Insured obligations are typically rated in the top quality grades by an NRSRO.

How the Funds use them: The Funds may invest without limit in insured bonds. It is possible that a substantial portion of a Fund's portfolio may consist of municipal bonds that are insured by a single insurance company.

Insurance is available on uninsured bonds and a Fund may purchase such insurance directly. The Manager will generally do so only if it believes that purchasing and insuring a bond provides an investment opportunity at least comparable to owning other available insured securities.

The purpose of insurance is to protect against credit risk. It does not insure against market risk or guarantee the value of the securities in the portfolio or the value of shares of a Fund.

Private activity or private placement bonds

Private activity bonds are municipal bonds whose proceeds are used to finance certain nongovernment activities, including some types of industrial revenue bonds and privately owned sports facilities. Interest on certain private activity bonds, while exempt from regular federal income tax, is a tax preference item for taxpayers when determining their alternative minimum tax under the Internal Revenue Code of 1986, as amended (Internal Revenue Code).

Private placement bonds are bonds sold directly to qualified institutional investors or accredited investors, such as banks, mutual funds, insurance companies, pension funds, and foundations. Private placement bonds do not require registration with the U.S. Securities and Exchange Commission, provided the securities are bought for investment purposes rather than resale. Privately placed bonds encompass a wide variety of fixed income investments including corporate obligations and real estate-related, project finance, and asset-backed loans.

How the Funds use them: Under normal circumstances, each Fund may invest without limit in private activity bonds or private placement bonds, except that a Fund's investments in these bonds will be limited if such investments, in the aggregate, would cause the Fund to have less than 80% of its net assets invested in municipal securities the income from which is exempt from federal income tax and applicable state personal income taxes.

Inverse floaters

Inverse floaters are instruments with floating or variable interest rates that move in the opposite direction of short-term interest rates. Consequently, the market values of inverse floaters will generally be more volatile than other tax-exempt investments. Certain inverse floater programs may be considered a form of borrowing.

How the Funds use them: Each Fund (except for Delaware Minnesota High-Yield Municipal Bond Fund) may invest up to 25% of its net assets in inverse floaters when the underlying bond is tax-exempt. However, a Fund's investments in taxable securities (including investments in inverse floaters on taxable securities) combined with its investments in securities rated below investment grade are limited to 20% of the Fund's net assets. Delaware Minnesota High-Yield Municipal Bond Fund is not subject to the 20% limitation on investments in securities rated below investment grade.

Delaware Minnesota High-Yield Municipal Bond Fund may invest up to 25% of its net assets in inverse floaters.

Where a Fund has invested in inverse floaters that are deemed to be borrowings, the Fund will designate cash and liquid securities in an amount sufficient to terminate the inverse floater program, and will adjust the value of those designated assets on a daily basis.

Advance refunded bonds

Escrow secured bonds or defeased bonds are created when an issuer refunds in advance of maturity (or pre-refunds) an outstanding bond issue that is not immediately callable, and it becomes necessary or desirable to set aside funds for redemption of the bonds at a future date. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest-bearing debt securities, which are then deposited in an irrevocable escrow account held by a trustee bank to secure all future payments of principal and interest on pre-existing bonds, which are then considered to be "advance refunded bonds." Escrow-secured bonds will often receive a rating of AAA from S&P and Aaa from Moody's.

How the Funds use them: The Funds may invest without limit in advance refunded bonds. These bonds are generally considered to be of very high quality because of the escrow account, which typically holds U.S. Treasurys.

Short-term tax-free instruments

Short-term tax-free instruments include instruments such as tax-exempt commercial paper and general obligation, revenue, and project notes, as well as variable floating-rate demand obligations.

How the Funds use them: The Funds may invest without limit in high-quality, short-term tax-free instruments and "floating-rate" and "variable-rate" obligations.

Futures and options

Futures contracts are agreements for the purchase or sale of a security or a group of securities at a specified price, on a specified date. Unlike purchasing an option, a futures contract must be executed unless it is sold before the settlement date.

Options represent a right to buy or sell a swap agreement or a security or a group of securities at an agreed-upon price at a future date. The purchaser of an option may or may not choose to go through with the transaction. The seller of an option, however, must go through with the transaction if the purchaser exercises the option.

Certain options and futures may be considered illiquid.

How the Funds use them: The Funds may invest in futures, options, and closing transactions related thereto. These activities will not be entered into for speculative purposes, but rather for hedging purposes and to facilitate the ability to quickly deploy into the market a Fund's cash, short-term debt securities, and other money market instruments at times when the Fund's assets are not fully invested. Each Fund may only enter into these transactions for hedging purposes if it is consistent with its investment objective and policies.

A Fund may invest up to an aggregate of 20% of its net assets in futures, options, and swaps as long as the Fund's investment in these securities, when aggregated with other taxable instruments and securities rated below investment grade (other than Delaware Minnesota High-Yield Municipal Bond Fund), does not exceed 20% of the Fund's net assets. Delaware Minnesota High-Yield Municipal Bond Fund is not subject to the 20% limitation on investments in securities rated below investment grade.

At times when the Manager anticipates adverse conditions, the Manager may want to protect gains on securities or swap agreements for a Fund without actually selling them. The Funds might use futures or options on futures to neutralize the effect of any price declines, without selling a bond or bonds.

Use of these strategies can increase the operating costs of the Funds and can lead to loss of principal.

The Funds have claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act (CEA) and, therefore, the Manager is not subject to registration or regulation as a commodity pool operator under the CEA.

Repurchase agreements

A repurchase agreement is an agreement between a buyer of securities, such as a fund, and a seller of securities, in which the seller agrees to buy the securities back within a specified time at the same price the buyer paid for them, plus an amount equal to an agreed-upon interest rate. Repurchase agreements are often viewed as equivalent to cash.

How the Funds use them: Typically, each Fund uses repurchase agreements as short-term investments for its cash position. In order to enter into these repurchase agreements, a Fund must have collateral of at least 102% of the repurchase price. A Fund will only enter into repurchase agreements in which the collateral is composed of U.S. government securities. In the discretion of the Manager, a Fund may invest overnight cash balances in short-term discount notes issued or guaranteed by the U.S. government, its agencies or instrumentalities, or government-sponsored corporations.

Restricted securities

Restricted securities are privately placed securities whose resale is restricted under U.S. securities laws.

How the Funds use them: Each Fund may invest in privately placed securities, including those that are eligible for resale only among certain institutional buyers without registration, which are commonly known as "Rule 144A Securities." Restricted securities that are determined to be illiquid may not exceed a Fund's limit on investments in illiquid securities.

Illiquid securities

Illiquid securities are securities that do not have a ready market and cannot be readily sold within seven days at approximately the price at which a fund has valued them. Illiquid securities include repurchase agreements maturing in more than seven days.

How the Funds use them: Each Fund may invest up to 15% of its net assets in illiquid securities.

Interest rate swap, index swap, and credit default swap agreements

In an interest rate swap, a fund receives payments from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with a fund receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate.

In an index swap, a fund receives gains or incurs losses based on the total return of a specified index, in exchange for making interest payments to another party. An index swap can also work in reverse with a fund receiving interest payments from another party in exchange for movements in the total return of a specified index.

In a credit default swap, a fund may transfer the financial risk of a credit event occurring (a bond default, bankruptcy, or restructuring, for example) on a particular security or basket of securities to another party by paying that party a periodic premium; likewise, a fund may assume the financial risk of a credit event occurring on a particular security or basket of securities in exchange for receiving premium payments from another party.

Interest rate swaps, index swaps, and credit default swaps may be considered illiquid.

How the Funds use them:  Each Fund may use interest rate swaps to adjust its sensitivity to interest rates by changing its duration. Each Fund may also use interest rate swaps to hedge against changes in interest rates. Index swaps may be used to gain exposure to markets that a Fund invests in and also as a substitute for futures, options, or forward contracts if such contracts are not directly available to the Fund on favorable terms. A Fund enters into credit default swaps in order to hedge against a credit event, to enhance total return, or to gain exposure to certain securities or markets.

Each Fund may invest up to an aggregate of 20% of its net assets in futures, options, and swaps (subject to its 15% limitation on the aggregate notional amount of credit default swaps when the Fund is selling protection on a security or purchasing protection on a security that the Fund does not own) as long as its investment in these securities, when aggregated with other taxable investments and securities that are rated below investment grade (other than Delaware Minnesota High-Yield Municipal Bond Fund), does not exceed 20% of the Fund's net assets. Delaware Minnesota High-Yield Municipal Bond Fund is not subject to the 20% limitation on investments in securities rated below investment grade.

At times when the Manager anticipates adverse conditions, the Manager may want to protect gains on securities without actually selling them. The Manager might use swaps to neutralize the effect of any price declines without selling a bond or bonds.

Use of these strategies can increase the Funds' operating costs and lead to loss of principal.

Municipal leases and certificates of participation

Certificates of participation (COPs) are widely used by state and local governments to finance the purchase of property and facilities. COPs are like installment purchase agreements. A governmental corporation may create a COP when it issues long-term bonds to pay for the acquisition of property or facilities. The property or facilities are then leased to a municipality, which makes lease payments to repay interest and principal to the holders of the bonds. Once the lease payments are completed, the municipality gains ownership of the property for a nominal sum.

How the Funds use them: Each Fund may invest without limit in investment grade municipal lease obligations (primarily through COPs), which are rated in the top four quality grades by S&P, similarly rated by another NRSRO, or those that are deemed to be of comparable quality by the Manager.

The Funds (except for Delaware Minnesota High-Yield Municipal Bond Fund) may invest in below-investment-grade municipal lease obligations (primarily through COPs), subject to their overall 20% of net assets limit in below-investment-grade securities. Delaware Minnesota High-Yield Municipal Bond Fund may invest without limit in below-investment-grade municipal lease obligations.

As with a Fund's other investments, the Manager expects the Fund's investments in municipal lease obligations to be exempt from regular federal income tax. Each Fund will rely on the opinion of the bond issuer's counsel for a determination of the bond's tax-exempt status.

A feature that distinguishes COPs from municipal debt is that leases typically contain a "nonappropriation" or "abatement" clause. This means that the municipality leasing the property or facility must use its best efforts to make lease payments, but may terminate the lease without penalty if its legislature or other appropriating body does not allocate the necessary money. In such a case, the creator of the COP, or its agent, is typically entitled to repossess the property. In many cases, however, the market value of the property will be less than the amount the municipality was paying.

Zero coupon bonds

Zero coupon bonds are debt obligations that do not entitle the holder to any periodic payments of interest prior to maturity or a specified date when the securities begin paying current interest. Therefore, they are issued and traded at a discount from their respective face amount or par value.

How the Funds use them: Each Fund may invest in zero coupon bonds. The market prices of these bonds are generally more volatile than the market prices of securities that pay interest periodically and are likely to react to changes in interest rates to a greater degree than interest-paying bonds having similar maturities and credit quality. The bonds may have certain tax consequences which, under certain conditions, could be adverse to a Fund.

Other investment strategies

Downgraded quality ratings

The credit quality restrictions described above for each Fund apply only at the time of purchase. Each Fund may continue to hold a security whose quality rating has been lowered or in the case of an unrated bond, after the Manager has changed its assessment of the bond's credit quality.

Borrowing from banks

Each Fund may borrow money from banks as a temporary measure for extraordinary or emergency purposes or to facilitate redemptions. A Fund will be required to pay interest to the lending banks on the amount borrowed. As a result, borrowing money could result in a Fund being unable to meet its investment objective. Each Fund will not borrow money in excess of one-third of the value of its total assets.

Purchasing securities on a when-issued or delayed-delivery basis

Each Fund may buy or sell securities on a when-issued or delayed-delivery basis — that is, paying for securities before delivery or taking delivery at a later date. Each Fund will designate cash or securities in amounts sufficient to cover its obligations, and will value the designated assets daily.

Concentration

Depending on the supply of available bonds and how those bonds suit a Fund's investment needs, the Fund may concentrate its investments (invest more than 25% of net assets) in a particular segment of the bond market such as the housing, healthcare, transportation, education, and/or utility industries. Each Fund may also invest more than 25% of total assets in industrial development bonds. Each Fund will not, however, invest more than 25% of its total assets in bonds issued for companies in the same industry.

Temporary defensive positions

In response to unfavorable market conditions, a Fund may make temporary investments in cash or cash equivalents or other high-quality, short-term instruments.  These investments may not be consistent with a Fund's investment objective.  To the extent that a Fund holds such instruments, it may be unable to achieve its investment objective.

The risks of investing in the Funds

Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and the risk that you may lose part or all of the money you invest. Before you invest in a Fund, you should carefully evaluate the risks. Because of the nature of the Funds, you should consider your investment to be a long-term investment that typically provides the best results when held for a number of years. The information below describes the principal risks you assume when investing in the Funds. You should also note that the failure of an issuer of a tax-exempt security to comply with certain legal or contractual requirements relating to the security could cause interest on the security, as well as Fund distributions derived from this interest, to become taxable, in some cases retroactively to the date the security was issued. Please see the SAI for a further discussion of these risks and other risks not discussed here.

Interest rate risk

Interest rate risk is the risk that securities will decrease in value if interest rates rise. The risk is greater for bonds with longer maturities than for those with shorter maturities.

Swaps and inverse floaters may be particularly sensitive to interest rate changes. Depending on the actual movements of interest rates and how well the portfolio manager anticipates them, a fund could experience a higher or lower return than anticipated.

How the Funds strive to manage it: Interest rate risk is generally the most significant risk for each Fund. Because interest rate movements can be unpredictable, the Manager does not try to increase return by aggressively capitalizing on interest rate moves. The Manager does attempt to manage the duration of a Fund in order to take advantage of the Manager's market outlook, especially on a longer term basis.

Market risk

Market risk is the risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Index swaps are subject to the same market risks as the investment market or sector that the index represents. Depending on the actual movements of the index and how well the portfolio manager forecasts those movements, a fund could experience a higher or lower return than anticipated.

How the Funds strive to manage it: Each Fund maintains a long-term investment approach and focuses on securities that the Manager believes can continue to provide returns over an extended time frame regardless of interim market fluctuations in the bond market. In evaluating the use of an index swap, the Manager carefully considers how market changes could affect the swap and how that compares to a Fund investing directly in the market the swap is intended to represent.

Industry and security risks

Industry risk is the risk that the value of securities in a particular industry (such as financial services or manufacturing) will decline because of changing expectations for the performance of that industry.

Security risk is the risk that the value of an individual stock or bond will decline because of changing expectations for the performance of the individual company issuing the stock or bond (due to situations that could range from decreased sales to events such as a pending merger or actual or threatened bankruptcy).

How the Funds strive to manage them: Each Fund generally spreads its assets across different types of municipal bonds and among bonds representing different industries and regions within a state in order to try to minimize the impact that a poorly performing security would have on the Fund. The Manager also follows a rigorous selection process before choosing securities for the portfolios.

Where the Manager feels there is a limited supply of appropriate investments, the Manager may concentrate (invest more than 25% of net assets) each Fund's investments in just a few industries or sectors. This will expose a Fund to greater industry and security risk.

Credit risk

Credit risk is the risk that an issuer of a debt security, including a governmental issuer or an entity that insures the bond, may be unable to make interest payments and repay principal in a timely manner. Changes in an issuer's financial strength or in a security's credit rating may affect a security's value, which would impact fund performance. In the case of municipal bonds, issuers may be affected by poor economic conditions in their states.

How the Funds strive to manage it: The Manager conducts careful credit analysis of individual bonds; a Fund focuses on high-quality bonds and limits its holdings of bonds rated below investment grade (except for Delaware Minnesota High-Yield Municipal Bond Fund). A Fund also holds a number of different bonds in its portfolio. All of this is designed to help reduce credit risk.

Delaware Minnesota High-Yield Municipal Bond Fund is subject to significant credit risk due to its investments in lower-quality, high yielding bonds.

High yield, high-risk municipal bond (junk bond) risk

Investing in so-called "junk bonds" entails the risk of principal loss because they are rated below investment grade.  As a result, junk bonds are subject to a greater risk of loss than  investment grade bonds. High yield bonds are sometimes issued by municipalities with less financial strength and therefore less ability to make projected debt payments on the bonds.

Although experts disagree on the impact recessionary periods have had and will have on high yield municipal bonds, some analysts believe a protracted economic downturn would adversely affect the value of outstanding bonds and the ability of high yield issuers to repay principal and interest. In particular, for a high yield revenue bond, adverse economic conditions to the particular project or industry that backs the bond would pose a significant risk.

How the Funds strive to manage it: Each Fund (except for Delaware Minnesota High-Yield Municipal Bond Fund) limits the amount of the portfolio that may be invested in lower-quality, higher yielding bonds.

This is a significant risk for Delaware Minnesota High-Yield Municipal Bond Fund. In striving to manage this risk, the Fund generally holds a number of different bonds representing a variety of industries and municipal projects, seeking to minimize the effect that any one bond may have on the portfolio.

Call risk

Call risk is the risk that a bond issuer will prepay the bond during periods of low interest rates, forcing an investor to reinvest his or her money at interest rates that might be lower than rates on the called bond.

How the Funds strive to manage it: The Manager takes into consideration the likelihood of prepayment when it selects bonds and, in certain environments, may look for bonds that have protection against early prepayment.

Liquidity risk

Liquidity risk is the possibility that securities cannot be readily sold within seven days at approximately the price at which a fund has valued them.

There is generally no established retail secondary market for high yield securities. As a result, the secondary market for high yield securities is more limited and less liquid than other secondary securities markets. The high yield secondary market is particularly susceptible to liquidity problems when the institutions, such as mutual funds and certain financial institutions, which dominate it, temporarily stop buying bonds for regulatory, financial, or other reasons.

Adverse publicity and investor perceptions may also disrupt the secondary market for high yield securities.

How the Funds strive to manage it: Each Fund's exposure to illiquid securities is limited to no more than 15% of its net assets.

A less liquid secondary market may have an adverse effect on a Fund's ability to dispose of particular issues, when necessary, to meet the Fund's liquidity needs or in response to a specific economic event, such as the deterioration in the creditworthiness of the issuer. In striving to manage this risk, the Manager evaluates the size of a bond issuance as a way to anticipate its likely liquidity level.

Swap agreements may be treated as illiquid securities, but swap dealers may be willing to repurchase interest rate swaps within seven days.

Geographic concentration risk

Geographic concentration risk is the risk that a fund that concentrates on investments from a particular state, region, or U.S. territory or possession could be adversely affected by political and economic conditions in that state, region, or U.S. territory or possession. There is also the risk that an inadequate supply of municipal bonds exists in a particular state or U.S. territory or possession.

How the Funds strive to manage it: Each Fund invests primarily in a specific state and is subject to geographic concentration risk. For the Funds that invest in municipal debt obligations issued by U.S. territories and possessions, they are also be subject to this risk with respect to their investments in such U.S. territories and possessions. In particular, there recently has been speculation that due to a weak economic outlook, high government debt levels, and credit rating downgrades by S&P and Moody's, Puerto Rican debt obligations may be subject to a greater risk of default.  In striving to manage geographic concentration risk for a Fund, the Manager carefully monitors the economies of each state, region, and U.S. territory and possession in which the Fund invests or may invest.  In general, the Manager believes these economies are broad enough to satisfy a Fund's investment needs.  However, there is no way to eliminate this risk when investing with a concentration in certain geographic areas.

Alternative minimum tax risk

If a fund invests in bonds whose income is subject to the alternative minimum tax, that portion of the fund's distributions would be taxable for shareholders who are subject to this tax.

How the Funds strive to manage it: Under normal circumstances, each Fund will not invest more than 20% of its assets in bonds whose income is subject to the federal alternative minimum tax.

Derivatives risk

Derivatives risk is the possibility that a fund may experience a significant loss if it employs a derivatives strategy (including a strategy involving swaps such as credit default swaps, index swaps, and interest rate swaps) related to a security or a securities index and that security or index moves in the opposite direction from what the portfolio management team had anticipated. Derivatives also involve additional expenses, which could reduce any benefit or increase any loss to a fund from using the strategy. In addition, changes in government regulation of derivatives could affect the character, timing, and amount of a fund's taxable income or gains. A fund's use of derivatives may be limited by the requirements for taxation of the fund as a regulated investment company.

Investing in derivatives may subject a fund to counterparty risk. Please refer to "Counterparty risk" for more information.

How the Funds strive to manage it:  The Funds will use derivatives for defensive purposes, such as to protect gains or hedge against potential losses in the portfolio without actually selling a security, to neutralize the impact of interest rate changes, to effect diversification, or to earn additional income.

Counterparty risk

Counterparty risk is the risk that if a fund enters into a derivatives contract (such as a futures, options, or swap contract) or a repurchase agreement, the counterparty to such a contract or agreement may fail to perform its obligations under the contract or agreement due to, among other reasons, financial difficulties (such as a bankruptcy or reorganization). As a result, the fund may experience significant delays in obtaining any recovery, may obtain only a limited recovery, or may obtain no recovery at all.

How the Funds strive to manage it:   The Manager tries to minimize this risk by considering the creditworthiness of all counterparties before it enters into transactions with them. A Fund may hold collateral from counterparties consistent with applicable regulations.

Government and regulatory risks

Governments or regulatory authorities have, from time to time, taken or considered actions that could adversely affect various sectors of the securities markets and significantly affect fund performance. Government involvement in the private sector may, in some cases, include government investment in, or ownership of, companies in certain commercial business sectors; wage and price controls; or imposition of trade barriers and other protectionist measures. For example, an economic or political crisis may lead to price controls, forced mergers of companies, expropriation, the creation of government monopolies, foreign exchange controls, the introduction of new currencies (and the redenomination of financial obligations into those currencies), or other measures that could be detrimental to the investments of a fund.

While a fund endeavors to purchase only bona fide tax-exempt securities, there are risks that: (a) a security issued as tax-exempt may be reclassified as taxable by the Internal Revenue Service, or a state tax authority, and/or (b) future legislative, administrative, or court actions could adversely impact the qualification of income from a tax-exempt security as tax-free. Such reclassifications or actions could cause interest from a security to become taxable, possibly retroactively, subjecting you to increased tax liability. In addition, such reclassifications or actions could cause the value of a security, and therefore the value of a fund's shares, to decline.

How the Funds strive to manage it:   The Manager evaluates the economic and political climate in the U.S. and its territories and possessions before selecting securities for each Fund. The Manager typically diversifies a Fund's assets among a number of different securities in a variety of sectors in order to minimize the impact to the Fund of any legislative or regulatory development affecting particular countries, issuers, or market sectors.

Disclosure of portfolio holdings information

A description of the Funds' policies and procedures with respect to the disclosure of their portfolio securities is available in the SAI.

Who manages the Funds

Investment manager

The Manager, located at 2005 Market Street, Philadelphia, PA 19103, is the Funds' investment manager. Together, the Manager and the subsidiaries of Delaware Management Holdings, Inc. (DMHI) manage, as of Sept. 30, 2015 , $165 billion in assets, including mutual funds, separate accounts, and other investment vehicles. The Manager and its predecessors have been managing the Delaware Investments ® Funds since 1938. The Manager is a series of Delaware Management Business Trust (a Delaware statutory trust), which is a subsidiary of DMHI. DMHI is a wholly owned subsidiary of Macquarie Group Limited. The Manager makes investment decisions for the Funds, manages the Funds' business affairs, and provides daily administrative services. For its services to the Funds, the Manager was paid an aggregate fee, net of fee waivers (if applicable), during the last fiscal year as follows:

As a percentage of average daily net assets
Delaware Tax-Free Arizona Fund	0.38%
Delaware Tax-Free California Fund	0.37%
Delaware Tax-Free Colorado Fund	0.42%
Delaware Tax-Free Idaho Fund	0.43%
Delaware Tax-Free New York Fund	0.31%
Delaware Tax-Free Pennsylvania Fund	0.49%
Delaware Tax-Free Minnesota Fund	0.46%
Delaware Tax-Free Minnesota Intermediate Fund	0.47%
Delaware Minnesota High-Yield Municipal Bond Fund	0.45%

A discussion of the basis for the Boards' approval of the Funds' investment advisory agreements is available in the Funds' annual reports to shareholders for the period ended Aug. 31, 2015.

Portfolio managers

Joseph R. Baxter, Stephen J. Czepiel, and Gregory A. Gizzi have an equal role in the management of the Funds. Mr. Baxter, Mr. Czepiel, and Mr. Gizzi assumed primary responsibility for making day-to-day investment decisions for the Funds in May 2003, July 2007, and December 2012, respectively.

Joseph R. Baxter, Senior Vice President, Head of Municipal Bond Department, Senior Portfolio Manager
Joseph R. Baxter is the head of the municipal bond department and is responsible for setting the department's investment strategy. He is also a co-portfolio manager of the firm's municipal bond funds and several client accounts. Before joining Delaware Investments in 1999 as head municipal bond trader, he held investment positions with First Union, most recently as a municipal portfolio manager with the Evergreen Funds. Baxter received a bachelor's degree in finance and marketing from La Salle University.

Stephen J. Czepiel, Senior Vice President, Senior Portfolio Manager
Stephen J. Czepiel is a member of the firm's municipal fixed income portfolio management team with primary responsibility for portfolio construction and strategic asset allocation. He is a co-portfolio manager of the firm's municipal bond funds and client accounts. He joined Delaware Investments in July 2004 as a senior bond trader. Previously, he was vice president at both Mesirow Financial and Loop Capital Markets. He began his career in the securities industry in 1982 as a municipal bond trader at Kidder Peabody and now has more than 20 years of experience in the municipal securities industry. Czepiel earned his bachelor's degree in finance and economics from Duquesne University.

Gregory A. Gizzi, Senior Vice President, Senior Portfolio Manager
Gregory A. Gizzi is a member of the firm's municipal fixed income portfolio management team. He is also a co-portfolio manager of the firm's municipal bond funds and several client accounts. Before joining Delaware Investments in January 2008 as head of municipal bond trading, he spent six years as a vice president at Lehman Brothers for the firm's tax-exempt institutional sales effort. Prior to that, he spent two years trading corporate bonds for UBS before joining Lehman Brothers in a sales capacity. Gizzi has more than 20 years of trading experience in the municipal securities industry, beginning at Kidder Peabody in 1984, where he started as a municipal bond trader and worked his way up to institutional block trading desk manager. He later worked in the same capacity at Dillon Read. Gizzi earned his bachelor's degree in economics from Harvard University.

The SAI provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager, and each portfolio manager's ownership of Fund shares.

Manager of managers structure

The Funds and the Manager have received an exemptive order from the U.S. Securities and Exchange Commission (SEC) to operate under a manager of managers structure that permits the Manager, with the approval of the Boards, to appoint and replace sub-advisors, enter into sub-advisory agreements, and materially amend and terminate sub-advisory agreements on behalf of the Funds without shareholder approval (Manager of Managers Structure). Under the Manager of Managers Structure, the Manager has ultimate responsibility, subject to oversight by the Boards, for overseeing the Funds' sub-advisors and recommending to the Boards their hiring, termination, or replacement. The SEC order does not currently apply to any sub-advisor that is affiliated with the Funds or the Manager. While the Manager does not currently expect to use the Manager of Managers Structure with respect to the Funds, the Manager may, in the future, recommend to the Boards the establishment of the Manager of Managers Structure by recommending the hiring of one or more sub-advisors to manage all or a portion of the Funds' portfolios.

The Manager of Managers Structure enables the Funds to operate with greater efficiency and without incurring the expense and delays associated with obtaining shareholder approvals for matters relating to sub-advisors or sub-advisory agreements. The Manager of Managers Structure does not permit an increase in the overall management and advisory fees payable by the Funds without shareholder approval. Shareholders will be notified of any changes made to sub-advisors or sub-advisory agreements within 90 days of the changes.

The Funds and the Manager are now seeking expanded exemptive relief with the SEC for a new manager of managers exemptive order (the "New MOM Order") that would permit the Manager, with the approval of the Funds' Boards, to appoint and replace both affiliated and unaffiliated sub-advisors, and to enter into, terminate, and make material amendments to the related sub-advisory contracts on behalf of the Funds without shareholder approval. If the Funds and the Manager are granted the New MOM Order that includes relief related to any affiliated sub-advisors, it would permit the Manager to recommend and hire a broader universe of sub-advisors than it may hire currently. Shareholders of the Funds (except Delaware Tax-Free New York Fund) approved the use of the New MOM Order subject to the SEC's granting such relief. Shareholders of Delaware Tax-Free New York Fund did not approve the use of the New MOM Order.

Who's who

Board of trustees: A mutual fund is governed by a board of trustees, which has oversight responsibility for the management of the fund's business affairs. Trustees establish procedures and oversee and review the performance of the fund's service providers.

Investment manager: An investment manager is a company responsible for selecting portfolio investments consistent with the objective and policies stated in the mutual fund's prospectus. A written contract between a mutual fund and its investment manager specifies the services the investment manager performs and the fee the manager is entitled to receive.

Portfolio managers: Portfolio managers make investment decisions for individual portfolios.

Distributor: Most mutual funds continuously offer new shares to the public through distributors that are regulated as broker/dealers and are subject to the Financial Industry Regulatory Authority (FINRA) rules governing mutual fund sales practices.

Service agent: Mutual fund companies employ service agents (sometimes called transfer agents) to maintain records of shareholder accounts, calculate and disburse dividends and capital gains, and prepare and mail shareholder statements and tax information, among other functions. Many service agents also provide administrative services to a fund and oversight of other fund service providers.

Custodian/Fund accountant: Mutual funds are legally required to protect their portfolio securities, and most funds place them with a qualified bank custodian that segregates fund securities from other bank assets. The fund accountant provides services such as calculating a fund's net asset value (NAV) and providing financial reporting information for the fund.

Financial advisors: Financial advisors provide advice to their clients. They are associated with securities broker/dealers who have entered into selling and/or service arrangements with the distributor. Selling broker/dealers and financial advisors are compensated for their services generally through sales commissions, and through 12b-1 fees and/or service fees deducted from a fund's assets.

Shareholders: Mutual fund shareholders have specific voting rights on matters such as material changes in the terms of a fund's management contract and changes to fundamental investment policies.

About your account

Investing in the Funds

You can choose from a number of share classes for each Fund. Because each share class has a different combination of sales charges, fees, and other features, you should consult your financial intermediary or your financial advisor (hereinafter collectively referred to as the "financial intermediary") to determine which share class best suits your investment goals and time frame. It is the responsibility of your financial intermediary to assist you in determining the most appropriate share class and to communicate such determination to us.

Information about existing sales charges and sales charge reductions and waivers is available free of charge on the Delaware Investments ® Funds' website at delawareinvestments.com, including hyperlinks to relevant information in fund offering documents. Additional information on sales charges can be found in the SAI, which is available upon request.

Choosing a share class

Each share class may be eligible for purchase through programs sponsored by financial intermediaries that require the purchase of a specific class of shares.

Class A and Class C shares have each adopted a separate 12b-1 plan that allows them to pay distribution fees for the sale and distribution of their shares. Because these fees are paid out of a Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Class A

  Class A shares have an upfront sales charge of up to 4.50% (2.75% for Delaware Tax-Free Minnesota Intermediate Fund) that you pay when you buy the shares.

  If you invest $100,000 or more, your front-end sales charge will be reduced.

  You may qualify for other reduced sales charges, and, under certain circumstances, the sales charge may be waived, as described in "How to reduce your sales charge" below.

  Class A shares are also subject to an annual 12b-1 fee no greater than 0.25% (currently limited to 0.15% for Delaware Tax-Free Minnesota Intermediate Fund) of average daily net assets. See "Dealer compensation" below for further information. The Board has adopted a formula for calculating 12b-1 plan expenses for the Class A shares of Delaware Tax-Free Pennsylvania Fund. The total 12b-1 fee to be paid by Class A shareholders of the Fund will be the sum of 0.10% of the average daily net assets representing the shares that were acquired prior to June 1, 1992 and 0.25% of the average daily net assets representing the shares that were acquired on or after June 1, 1992. All Class A shareholders will bear the Class A 12b-1 fee at the same rate, the blended rate based upon the allocation of the 0.10% and 0.25% rates described above. See "Dealer compensation" below for further information.

  Class A shares generally are not subject to a CDSC, except in the limited circumstances described in the table below.

  Because of the higher 12b-1 fee, Class A shares have higher expenses and any dividends paid on these shares are generally lower than dividends on Institutional Class shares.

Class A sales charges

The table below details your sales charges on purchases of Class A shares. The offering price for Class A shares includes the front-end sales charge. The offering price is determined by dividing the NAV per share by an amount equal to 1 minus the sales charge (expressed in decimals) applicable to the purchase, calculated to two decimal places using standard rounding criteria. The sales charge as a percentage of the net amount invested is the maximum percentage of the amount invested rounded to the nearest hundredth. The actual sales charge that you pay as a percentage of the offering price and as a percentage of the net amount invested will vary depending on the then-current NAV, the percentage rate of the sales charge, and rounding. The number of Fund shares you will be issued will equal the amount invested divided by the applicable offering price for those shares, calculated to three decimal places using standard rounding criteria.

Amount of purchase	Sales charge as a % of offering price	Sales charge as a % of net amount invested
Delaware Tax-Free Funds
Delaware Minnesota High-Yield Municipal Bond Fund
Less than $100,000	4.50%	5.13%
$100,000 but less than $250,000	3.50%	4.00%
$250,000 but less than $500,000	2.50%	3.00%
$500,000 but less than $1 million	2.00%	2.44%
$1 million or more	none*	none*
Amount of purchase	Sales charge as a % of offering price	Sales charge as a % of net amount invested
Delaware Tax-Free Minnesota Intermediate Fund
Less than $100,000	2.75%	3.23%
$100,000 but less than $250,000	2.00%	2.44%
$250,000 but less than $500,000	1.00%	1.34%
$500,000 but less than $1 million	1.00%	1.34%
$1 million or more	none*	none*

* There is no front-end sales charge when you purchase $1 million or more of Class A shares. Delaware Distributors, L.P. (Distributor) does not currently pay financial intermediaries a commission on your purchase of $1 million or more of Class A shares. However, if in the future the Distributor pays your financial intermediary a commission on your purchase of $1 million or more of Class A shares, you will have to pay a Limited CDSC of 1.00% if you redeem these shares of the Delaware Tax-Free Funds and Delaware Minnesota High-Yield Municipal Bond Fund within the first year after your purchase and 0.50% if you redeem shares within the second year; and 0.75% if you redeem shares of Delaware Tax-Free Minnesota Intermediate Fund within the first year after your purchase, unless a specific waiver of the Limited CDSC applies. The Limited CDSC will be paid to the Distributor and will be assessed on an amount equal to the lesser of: (1) the NAV at the time the Class A shares being redeemed were purchased; or (2) the NAV of such Class A shares at the time of redemption. For purposes of this formula, the "NAV at the time of purchase" will be the NAV at purchase of the Class A shares even if those shares are later exchanged for shares of another Delaware Investments® Fund and, in the event of an exchange of Class A shares, the "NAV of such shares at the time of redemption" will be the NAV of the shares acquired in the exchange. In determining whether a Limited CDSC is payable, it will be assumed that shares not subject to the Limited CDSC are the first redeemed followed by other shares held for the longest period of time. See "Dealer compensation" below for a description of the dealer commission that is paid. Sales charges do not apply to shares purchased through dividend reinvestment.

Class C

  Class C shares have no upfront sales charge, so the full amount of your purchase is invested in a Fund. However, you will pay a CDSC of 1.00% if you redeem your shares within 12 months after you buy them.

  In determining whether the CDSC applies to a redemption of Class C shares, it will be assumed that shares held for more than 12 months are redeemed first, followed by shares acquired through the reinvestment of dividends or distributions, and finally by shares held for 12 months or less. For further information on how the CDSC is determined, please see "Calculation of contingent deferred sales charges — Class C" below.

  Under certain circumstances, the CDSC may be waived; please see "Waivers of contingent deferred sales charges" below for further information.

  Class C shares are subject to an annual 12b-1 fee no greater than 1.00% of average daily net assets (of which 0.25% is a service fee) paid to the Distributor, dealers, or others for providing services and maintaining shareholder accounts.

  Class C shares do not automatically convert to another class.

  You may purchase only up to $1 million of Class C shares at any one time. Orders that exceed $1 million will be rejected.

  Because of their higher 12b-1 fee, Class C shares have higher expenses and any dividends paid on these shares are generally lower than dividends on
  Class A and Institutional Class shares.

Calculation of contingent deferred sales charges — Class C
CDSCs are charged as a percentage of the dollar amount subject to the CDSC. The charge will be assessed on an amount equal to the lesser of the NAV at the time the shares being redeemed were purchased or the NAV of those shares at the time of redemption. No CDSC will be imposed on increases in NAV above the initial purchase price, nor will a CDSC be assessed on redemptions of shares acquired through reinvestment of dividends or capital gains distributions. For purposes of this formula, the "NAV at the time of purchase" will be the NAV at purchase of Class C shares of a Fund, even if those shares are later exchanged for shares of another Delaware Investments® Fund. In the event of an exchange of the shares, the "NAV of such shares at the time of redemption" will be the NAV of the shares that were acquired in the exchange.

Institutional Class

  Institutional Class shares have no upfront sales charge, so the full amount of your purchase is invested in a Fund.

  Institutional Class shares do not assess a CDSC or a 12b-1 fee.

  Institutional Class shares are available for purchase only by the following:

    institutional advisory clients (including mutual funds) of the Manager or its affiliates, as well as those clients' affiliates, and their corporate sponsors, subsidiaries of, or from, such institutional advisory clients;

    a bank, trust company, or similar financial institution investing for its own account or for the account of its trust customers for whom the financial institution is exercising investment discretion in purchasing Institutional Class shares, except where the investment is part of a program that requires payment to the financial institution of a Rule 12b-1 Plan fee;

    registered investment advisors (RIAs) investing on behalf of clients that consist solely of institutions and high net worth individuals whose assets are entrusted to an RIA for investment purposes for accounts requiring Institutional Class shares (use of the Institutional Class shares is restricted to RIAs who are not affiliated or associated with a broker or dealer and who derive compensation for their services exclusively from their advisory clients);

    programs sponsored by, controlled by, and/or clearing transactions submitted through a financial intermediary where: (1) such programs allow or require the purchase of Institutional Class shares; (2) a financial intermediary has entered into an agreement with the Distributor and/or the transfer agent allowing certain purchases of Institutional Class shares; and (3) a financial intermediary (i) charges clients an ongoing fee for advisory, investment consulting, or similar services, or (ii) offers the Institutional Class shares through a no-commission network or platform; or

    private investment vehicles, including, but not limited to, foundations and endowments.

Dealer compensation

The financial intermediary who sells you shares of the Funds may be eligible to receive the following amounts as compensation for your investment in the Funds. These amounts are paid by the Distributor to the securities dealer with whom your financial advisor is associated. Institutional Class shares do not have a 12b-1 fee or sales charge so they are not included in the table below.

	Delaware Tax-Free Funds and Delaware Minnesota High-Yield Municipal Bond Fund		Delaware Tax-Free Minnesota Intermediate Fund
	Class A1	Class C2	Class A1	Class C2
Commission (%)	—	1.00%	—	1.00%
Investment less than $100,000	4.00%	—	2.35%	—
$100,000 but less than $250,000	3.00%	—	1.75%	—
$250,000 but less than $500,000	2.00%	—	0.75%	—
$500,000 but less than $1 million	1.60%	—	0.75%	—
$1 million but less than $5 million	1.00%	—	0.75%	—
$5 million but less than $25 million	0.50%	—	0.50%	—
$25 million or more	0.25%	—	0.25%	—
12b-1 fee to dealer	0.25%	1.00%	0.25%	1.00%

1 On sales of Class A shares, the Distributor reallows to your securities dealer a portion of the front-end sales charge depending upon the amount you invested. Your securities dealer may be eligible to receive a 12b-1 fee of up to 0.25% from the date of purchase. However, the Distributor has contracted to limit this amount to 0.15% for Delaware Tax-Free Minnesota Intermediate Fund from
Dec. 29, 2015 through Dec. 29, 2016. Additionally, Delaware Tax-Free Pennsylvania Fund's Class A shares are subject to a blended 12b-1 fee of 0.10% on all shares acquired prior to June 1, 1992, and 0.25% on all shares acquired on or after June 1, 1992.

2 On sales of Class C shares, the Distributor may pay your securities dealer an upfront commission of 1.00%. The upfront commission includes an advance of the first year's 12b-1 service fee of up to 0.25%. During the first 12 months, the Distributor retains the full 1.00% 12b-1 fee to partially offset the upfront commission and the prepaid 0.25% service fee advanced at the time of purchase. Starting in the 13th month, your securities dealer may be eligible to receive the full 1.00% 12b-1 fee applicable to Class C shares. Alternatively, certain intermediaries may not be eligible to receive the upfront commission of 1.00%, but may receive the 12b-1 fee for sales of Class C shares from the date of purchase.

Payments to intermediaries

The Distributor and its affiliates may pay additional compensation at their own expense and not as an expense of a Fund to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (Financial Intermediaries) in connection with the sale or retention of Fund shares and/or shareholder servicing, including providing the Fund with "shelf space" or a higher profile with the Financial Intermediaries' consultants, salespersons, and customers (distribution assistance). For example, the Distributor or its affiliates may pay additional compensation to Financial Intermediaries for various purposes, including, but not limited to, promoting the sale of Fund shares, maintaining share balances and/or for subaccounting, administrative, or shareholder processing services, marketing, educational support, data, and ticket charges. Such payments are in addition to any distribution fees, service fees, subaccounting fees, and/or transfer agency fees that may be payable by a Fund. The additional payments may be based on factors, including level of sales (based on gross or net sales or some specified minimum sales or some other similar criteria related to sales of a Fund and/or some or all other Delaware Investments ® Funds), amount of assets invested by the Financial Intermediary's customers (which could include current or aged assets of a Fund and/or some or all other Delaware Investments ® Funds), a Fund's advisory fees, some other agreed-upon amount, or other measures as determined from time to time by the Distributor. The level of payments made to a qualifying Financial Intermediary in any given year may vary. To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, the Distributor may pay, or allow its affiliates to pay, other promotional incentives or payments to Financial Intermediaries.

Sub-transfer agent/recordkeeping payments may be made to third parties (including affiliates of the Manager) that provide sub-transfer agent, recordkeeping and/or shareholder services with respect to certain shareholder accounts (including omnibus accounts) in lieu of the transfer agent providing such services.

If a mutual fund sponsor or distributor makes greater payments for distribution assistance to your Financial Intermediary with respect to distribution of shares of that particular mutual fund than sponsors or distributors of other mutual funds make to your Financial Intermediary with respect to the distribution of the shares of their mutual funds, your Financial Intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund making the higher payments over shares of other mutual funds or over other investment options. In addition, depending on the arrangements in place at any particular time, a Financial Intermediary may also have a financial incentive for recommending a particular share class over other share classes. You should consult with your Financial Intermediary and review carefully any disclosure provided by such Financial Intermediary as to compensation it receives in connection with investment products it recommends or sells to you. A significant purpose of these payments is to increase sales of a Fund's shares. The Manager or its affiliates may benefit from the Distributor's or its affiliates' payment of compensation to Financial Intermediaries through increased fees resulting from additional assets acquired through the sale of Fund shares through Financial Intermediaries. In certain instances, the payments could be significant and may cause a conflict of interest for your Financial Intermediary. Any such payments will not change the NAV or the price of a Fund's shares.

How to reduce your sales charge

We offer a number of ways to reduce or eliminate the front-end sales charge on Class A shares. Please refer to the SAI for detailed information and eligibility requirements. You can also get additional information from your financial intermediary. You or your financial intermediary must notify us at the time you purchase shares if you are eligible for any of these programs. You may also need to provide information to your financial intermediary or the Funds in order to qualify for a reduction in sales charges. Such information may include your Delaware Investments® Funds holdings in any other accounts, including retirement accounts, held indirectly or through an intermediary, and the names of qualifying family members and their holdings. We reserve the right to determine whether any purchase is entitled, by virtue of the foregoing, to the reduced sales charge. Institutional Class shares have no upfront sales charge or CDSC so they are not included in the table below.

Letter of intent and rights of accumulation

Through a letter of intent you agree to invest a certain amount in Delaware Investments ® Funds (except money market funds with no sales charge) over a 13-month period to qualify for reduced front-end sales charges. Delaware Investments ® Funds no longer accept retroactive letters of intent.

You can combine your holdings or purchases of Class A and Class C shares of Delaware Investments ® Funds (as set forth in the SAI) as well as the holdings and purchases of your spouse — or equivalent, if recognized under local law — and children under the age of 21 to qualify for reduced front-end sales charges.

Class A	Class C
Available.	Although the letter of intent does not apply to the purchase of Class C shares, you can combine your purchase of Class C shares with your purchase of Class A shares to fulfill your letter of intent. Although the rights of accumulation do not apply to the purchase of Class C shares, you can combine the value of your Class C shares with the value of your Class A shares to receive a reduced sales charge.

Reinvestment of redeemed shares

Up to 12 months after you redeem shares, you can reinvest the proceeds without paying a sales charge.

Class A	Class C
Available.	Not available.

Buying Class A shares at net asset value

Class A shares of a Fund may be purchased at NAV under the following circumstances, provided that you notify the Fund in advance that the trade qualifies for this privilege. The Funds reserve the right to modify or terminate these arrangements at any time.

  Shares purchased under the Delaware Investments ® dividend reinvestment plan and, under certain circumstances, the exchange privilege and the 12-month reinvestment privilege.

  Purchases by: (i) current and former officers, Trustees/Directors, and employees of any Delaware Investments ® Fund, the Manager, or any of the Manager's current affiliates and those that may in the future be created; (ii) current employees of legal counsel to the Delaware Investments ® Funds; and (iii) registered representatives, employees, officers, and directors of broker/dealers who have entered into dealer's agreements with the Distributor. At the direction of such persons, their family members (regardless of age) and any employee benefit plan, trust, or other entity directly owned by, controlled by, or established by any of the foregoing may also purchase shares at NAV.

  Shareholders who own Class A shares of Delaware Cash Reserve ® Fund as a result of a liquidation of a Delaware Investments ® Fund may exchange into Class A shares of another Delaware Investments ® Fund at NAV.

  Purchases by bank employees who provide services in connection with agreements between the bank and unaffiliated brokers or dealers concerning sales of shares of the Delaware Investments ® Funds.

  Purchases by certain officers, trustees, and key employees of institutional clients of the Manager or any of its affiliates.

  Purchases by programs sponsored by, controlled by, and/or clearing transactions submitted through a financial intermediary where: (i) such programs allow or require the purchase of Class A shares; (ii) a financial intermediary has entered into an agreement with the Distributor and/or the transfer agent allowing certain purchases of Class A shares; and (iii) a financial intermediary (1) charges clients an ongoing fee for advisory, investment consulting, or similar services, or (2) offers the Class A shares through a no-commission network or platform. Investors may be charged a fee by their financial intermediary when effecting transactions in Class A shares through a financial intermediary that offers these programs.

  Purchases for the benefit of the clients of brokers, dealers, and other financial intermediaries if such brokers, dealers, or other financial intermediaries have entered into an agreement with the Distributor providing for the purchase of Class A shares at NAV through self-directed brokerage service platforms or programs. Investors may be charged a fee by their financial intermediary when effecting transactions in Class A shares at NAV through a self-directed investment brokerage service platform or program.

  Purchases by financial institutions investing for the accounts of their trust customers if they are not eligible to purchase shares of a Fund's Institutional Class, if applicable.

  Loan repayments made to a Fund account in connection with loans originated from accounts previously maintained by another investment firm.

Waivers of contingent deferred sales charges

Certain sales charges may be based on historical cost. Therefore, you should maintain any records that substantiate these costs because the Funds, their transfer agent, and financial intermediaries may not maintain this information. Please note that you or your financial intermediary will have to notify us at the time of the redemption that the trade qualifies for such waiver. Institutional Class shares do not have CDSCs so they are not included in the list below.

CDSCs for Class A and Class C shares may be waived under the following circumstances:

  Redemptions in accordance with a systematic withdrawal plan: Redemptions in accordance with a systematic withdrawal plan, provided the annual amount selected to be withdrawn under the plan does not exceed 12% of the value of the account on the date that the systematic withdrawal plan was established or modified.

  Redemptions that result from the right to liquidate a shareholder's account: Redemptions that result from the right to liquidate a shareholder's account if the aggregate NAV of the shares held in the account is less than the then-effective minimum account size.

  Distributions from an account of a redemption resulting from death or disability: Distributions from an account of a redemption resulting from the death or disability (as defined in Section 72(t)(2)(A) of the Internal Revenue Code) of a registered owner or a registered joint owner occurring after the purchase of the shares being redeemed. In the case of accounts established under the Uniform Gifts to Minors Act or Uniform Transfers to Minors Act or trust accounts, the waiver applies upon the death of all beneficial owners.

  Redemptions in connection with a fund liquidation: Redemptions subsequent to the fund liquidation notice to shareholders.

How to buy shares

 Through your financial intermediary

Your financial intermediary (if applicable) can handle all the details of purchasing shares, including opening an account. Your financial intermediary may charge you a separate fee for this service.

Through the Funds' Shareholder Service Center

By mail

Complete an investment slip and mail it with your check, made payable to the fund and class of shares you wish to purchase, to Delaware Investments at P.O. Box 9876, Providence, RI 02940-8076 for investments by regular mail or 4400 Computer Drive, Westborough, MA 01581-1722 for investments by overnight courier service. If you are making an initial purchase by mail, you must include a completed investment application with your check. Purchase orders will not be accepted at any other address.

Please note that purchase orders submitted by mail will not be considered received until such purchase orders arrive at 4400 Computer Drive, Westborough, MA 01581-1722 and are determined to be in good order. For a purchase request to be in "good order," you must provide the name of the Delaware Investments ® Fund in which you are investing, your account registration/number (if you are an existing shareholder), and the total number of shares or dollar amount of the shares to be purchased, along with meeting any requirements set forth on applicable forms, this Prospectus, or the SAI. The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents. Therefore, deposits in the mail or with such services or receipt at the Funds' post office box of purchase orders do not constitute receipt by the Funds or their agent. Please note that the Funds reserve the right to reject any purchase.

By wire

Ask your bank to wire the amount you want to invest to The Bank of New York Mellon, ABA #011001234, bank account #000073-6910. Include your account number, the name of the fund, registered account name, and class of shares in which you want to invest. If you are making an initial purchase by wire, you must first call the Shareholder Service Center at 800 523-1918 so we can assign you an account number.

By exchange

You may exchange all or part of your investment in one or more Delaware Investments ® Funds for shares of other Delaware Investments ® Funds. Please keep in mind, however, that under most circumstances you may exchange between like classes of shares only. To open an account by exchange, call the Shareholder Service Center at 800 523-1918.

Through automated shareholder services

You may purchase or exchange shares through our automated telephone service (for Class A and Class C shares only), or through our website, delawareinvestments.com (for Class A and Class C shares only). For more information about how to sign up for these services, call our Shareholder Service Center at 800 523-1918.

Calculating share price

The price you pay for shares will depend on when we receive your purchase order. If your order is received by an authorized agent or us before the close of regular trading on the New York Stock Exchange (NYSE) (normally 4:00 p.m. Eastern time), you will pay that day's closing Fund share price, which is based on that Fund's NAV. If the NYSE has an unscheduled early close, we will continue to accept your order until that day's scheduled close of the NYSE and you will pay that day's closing Fund share price. If your order is received after the scheduled close of regular trading on the NYSE, you will pay the next Business Day's closing Fund share price. We reserve the right to reject any purchase order.

We determine the NAV per share for each class of a Delaware Investments ® Fund at the close of regular trading on the NYSE on each Business Day (normally 4:00 p.m. Eastern time). A Fund does not calculate the NAV on days the NYSE is closed for trading. If the NYSE has an unscheduled early close, a Fund's closing share price would still be determined as of that day's regularly scheduled close of the NYSE. The NAV per share for each class of a fund is calculated by subtracting the liabilities of each class from its total assets and dividing the resulting number by the number of shares outstanding for that class. We generally price securities and other assets for which market quotations are readily available at their market value. The value of foreign securities may change on days when a shareholder will not be able to purchase or redeem fund shares because foreign markets are open at times and on days when U.S. markets are not. We price fixed income securities on the basis of valuations provided to us by an independent pricing service that uses methods approved by the Board. For all other securities, we use methods approved by the Board that are designed to price securities at their fair market values.

Fair valuation

When the Funds use fair value pricing, they may take into account any factors they deem appropriate. The Funds may determine fair value based upon developments related to a specific security, current valuations of foreign stock indices (as reflected in U.S. futures markets), and/or U.S. sector or broad stock market indices. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The prices of securities used by the Funds to calculate their NAVs may differ from quoted or published prices for the same securities. Fair value pricing may involve subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

The Funds anticipate using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the early closing of the exchange on which a security is traded or suspension of trading in the security. The Funds may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Funds value their securities, normally at 4:00 p.m. Eastern time or the close of the NYSE. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. To account for this, the Funds may frequently value many foreign equity securities using fair value prices based on third-party vendor modeling tools to the extent available.

The Boards have delegated responsibility for valuing the Funds' assets to a Pricing Committee of the Manager, which operates under the policies and procedures approved by the Boards and is subject to the Boards' oversight.

Document delivery

To reduce fund expenses, we try to identify related shareholders in a household and send only one copy of a fund's financial reports and prospectus. This process, called "householding," will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call the Shareholder Service Center at 800 523-1918. At any time you may view current prospectuses and financial reports on our website.

Inactive accounts

Please note that your account may be required to transfer to the appropriate state if no activity occurs in the account within the time period specified by state law.

How to redeem shares

Availability of these services may be limited by your financial intermediary and by the way your account is registered with the Delaware Investments ® Fund.

When you send us a completed request in good order to redeem or exchange shares and the request is received by an authorized agent or us before the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time), you will receive the NAV next determined after we receive your request. If we receive your request after the close of regular trading on the NYSE, you will receive the NAV next determined on the next Business Day. If the NYSE has an unscheduled early close, we will continue to accept your order until that day's scheduled close of the NYSE and you will pay that day's closing Fund share price. We will deduct any applicable CDSCs. You may also have to pay taxes on the proceeds from your sale of shares. We will send you a check, normally the next Business Day, but no later than seven days after we receive your request to sell your shares. If you purchased your shares by check and sell them before your check has cleared, which can take up to 15 days, we will wait until your check has cleared before we send you your redemption proceeds.

If you are required to pay a CDSC when you redeem your shares, the amount subject to the fee will be based on the shares' NAV when you purchased them or their NAV when you redeem them, whichever is less. This arrangement ensures that you will not pay a CDSC on any increase in the value of your shares. You also will not pay the charge on any shares acquired by reinvesting dividends or capital gains. If you exchange shares of one fund for shares of another, you do not pay a CDSC at the time of the exchange. If you later redeem those shares, the purchase price for purposes of the CDSC formula will be the price you paid for the original shares, not the exchange price. The redemption price for purposes of this formula will be the NAV of the shares you are actually redeeming.

If you hold your shares in certificates, you must submit the certificates with your request to sell the shares. We recommend that you send your certificates by certified mail.

Redemption proceeds will be distributed promptly (except as noted above), but not later than seven days after receipt of a redemption request (except as noted above). Please see the SAI for additional information.

Through your financial intermediary

Your financial intermediary (if applicable) can handle all the details of redeeming your shares (selling them back to a Fund). Your financial intermediary may charge a separate fee for this service.

Through the Funds' Shareholder Service Center

By mail

You may redeem your shares by mail by writing to: Delaware Investments at P.O. Box 9876, Providence, RI 02940-8076 for redemption requests by regular mail or 4400 Computer Drive, Westborough, MA 01581-1722 for redemption requests by overnight courier service. Redemption requests will not be accepted at any other address. All owners of the account must sign the request. For redemptions of more than $100,000, you must include a signature guarantee for each owner. Signature guarantees are also required when redemption proceeds are going to an address other than the address of record on the account. Please contact the Shareholder Service Center at 800 523-1918 for more information about the signature guarantee requirements.

Please note that redemption orders submitted by mail will not be considered received until such redemption orders arrive at 4400 Computer Drive, Westborough, MA 01581-1722 and are determined to be in good order. For a redemption request to be in "good order," you must provide the name of the Delaware Investments ® Fund whose shares you are redeeming, your account number, account registration, and the total number of shares or dollar amount of the transaction. Redemption requests must be signed by the record owner(s) exactly as the shares are registered, along with meeting any requirements set forth on applicable forms, this Prospectus, or the SAI. The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents. Therefore, redemption requests placed in the mail or with such services or receipt at the Funds' post office box of redemption requests do not constitute receipt by the Funds or the transfer agent.

By telephone

You may redeem up to $100,000 of your shares by telephone. You may have the proceeds sent to you in the following ways:

  By check — Sent to your address of record, provided there has not been an address change in the last 30 days.

  By wire — Sent directly to your bank by wire, if you redeem at least $1,000 of shares. If you request a wire transfer, a bank wire fee may be deducted from your proceeds.

  By ACH — Sent via Automated Clearing House (ACH), subject to a $25 minimum.

Bank information must be on file before you request a wire or ACH redemption. Your bank may charge a fee for these services.

Through automated shareholder services

You may redeem shares through our automated telephone service or through our website, delawareinvestments.com. For more information about how to sign up for these services, call our Shareholder Service Center at 800 523-1918.

Redemptions-in-kind

The Funds have reserved the right to pay for redemptions with portfolio securities under certain conditions. See the SAI for more information on redemptions-in-kind.

Low balance accounts

For Class A and Class C shares, if you redeem shares and your account balance falls below the required account minimum of $1,000 for three or more consecutive months, you will have until the end of the current calendar quarter to raise the balance to the minimum.

For Institutional Class shares, if you redeem shares and your account balance falls below $500, your shares may be redeemed after 60 days' written notice to you.

If your account is not at the minimum for low balance purposes by the required time, you may be charged a $9 fee for that quarter and each quarter after that until your account reaches the minimum balance, or it may be redeemed after 60 days' written notice to you. Any CDSC that would otherwise be applicable will not apply to such a redemption.

Certain accounts held in omnibus, advisory, or asset-allocation programs or programs offered by certain intermediaries may be opened below the minimum stated account balance and may maintain balances that are below the minimum stated account balance without incurring a service fee or being subject to involuntary redemption.

If the applicable account falls below the minimum due to market fluctuation, a Fund still reserves the right to liquidate the account.

Investor services

To help make investing with us as easy as possible, and to help you build your investments, we offer the investor services described below. Information about the investor services we offer is available free of charge on the Delaware Investments ® Funds' website at delawareinvestments.com, including hyperlinks to relevant information in fund offering documents.

Online account access

Online account access is a password-protected area of the Delaware Investments ® Funds' website that gives you access to your account information and allows you to perform transactions in a secure Internet environment.

Electronic delivery

With Delaware Investments eDelivery, you can receive your fund documents electronically instead of via U.S. mail. When you sign up for eDelivery, you can access your account statements, shareholder reports, and other fund materials online, in a secure Internet environment at any time.

Automatic investment plan

The automatic investment plan allows you to make regular monthly or quarterly investments directly from your bank account.

Direct deposit

With direct deposit, you can make additional investments through payroll deductions, recurring government or private payments such as Social Security, or direct transfers from your bank account.

Systematic exchange option

With the systematic exchange option, you can arrange automatic monthly exchanges between your shares in one or more Delaware Investments ® Funds. These exchanges are subject to the same rules as regular exchanges (see below) and require a minimum monthly exchange of $100 per fund.

Dividend reinvestment plan

Through the dividend reinvestment plan, you can have your distributions reinvested in your account or the same share class in another Delaware Investments ® Fund. The shares that you purchase through the dividend reinvestment plan are not subject to a front-end sales charge or to a CDSC. Under most circumstances, you may reinvest dividends only into like classes of shares.

Exchange of shares

You may generally exchange all or part of your shares for shares of the same class of another Delaware Investments ® Fund without paying a front-end sales charge or a CDSC at the time of the exchange. However, if you exchange shares from a money market fund that does not have a sales charge, you will pay any applicable sales charge on your new shares. When exchanging Class C shares of one fund for the same class of shares in other funds, your new shares will be subject to the same CDSC as the shares you originally purchased. The holding period for the CDSC will also remain the same, with the amount of time you held your original shares being credited toward the holding period of your new shares. In certain other circumstances, you may also be permitted to exchange your shares for shares of a different class of a Fund, but such exchange may be subject to a sales charge for the new shares. (Please refer to the SAI for more details). You do not pay sales charges on shares that you acquired through the reinvestment of dividends. You may have to pay taxes on your exchange. When you exchange shares, you are purchasing shares in another fund, so you should be sure to get a copy of the applicable fund's prospectus and read it carefully before buying shares through an exchange. We may refuse the purchase side of any exchange request if, in the Manager's judgment, a fund would be unable to invest effectively in accordance with its investment objective and policies or would otherwise potentially be adversely affected.

On demand service

The on demand service allows you or your financial advisor to transfer money between your Fund account and your predesignated bank account by telephone request. There is a minimum transfer of $25 and a maximum transfer of $100,000. Delaware Investments does not charge a fee for this service; however, your bank may assess one.

Direct deposit service

Through the direct deposit service, you can have $25 or more in dividends and distributions deposited directly into your bank account. Delaware Investments does not charge a fee for this service; however, your bank may assess one. This service is not available for retirement plans.

Systematic withdrawal plan

You can arrange a regular monthly or quarterly payment from your account made to you or someone you designate. If the value of your account is $5,000 or more, you can make withdrawals of at least $25 monthly, or $75 quarterly. You may also have your withdrawals deposited directly to your bank account through the direct deposit service.

The applicable Limited CDSC for Class A shares and the CDSC for Class C shares redeemed via a systematic withdrawal plan will be waived if the annual amount withdrawn in each year is less than 12% of the account balance on the date that the plan is established. If the annual amount withdrawn in any year exceeds 12% of the account balance on the date that the systematic withdrawal plan is established, all redemptions under the plan will be subject to the applicable CDSC, including an assessment for previously redeemed amounts under the plan.

Frequent trading of Fund shares (Market timing and disruptive trading)

The Funds discourage purchases by market timers and purchase orders (including the purchase side of exchange orders) by shareholders identified as market timers may be rejected. The Funds' Boards have adopted policies and procedures designed to detect, deter, and prevent trading activity detrimental to the Funds and their shareholders, such as market timing and disruptive trading. The Funds will consider anyone who follows a pattern of market timing in any Delaware Investments ® Fund or the Optimum Fund Trust to be a market timer and may consider anyone who has followed a similar pattern of market timing at an unaffiliated fund family to be a market timer.

Market timing of a fund occurs when investors make consecutive, rapid, short-term "round trips," that is, purchases into a fund followed quickly by redemptions out of that fund. A short-term round trip is considered any redemption of fund shares within 20 Business Days of a purchase of that fund's shares. If you make a second such short-term round trip in a fund within 90 rolling calendar days of a previous short-term round trip in that fund, you may be considered a market timer. In determining whether market timing has occurred, the Funds will consider short-term round trips to include rapid purchases and sales of Fund shares through the exchange privilege. The Funds reserve the right to consider other trading patterns to be market timing.

Your ability to use the Funds' exchange privilege may be limited if you are identified as a market timer. If you are identified as a market timer, we will execute the redemption side of your exchange order but may refuse the purchase side of your exchange order. The Funds reserve the right to restrict or reject, without prior notice, any purchase order or exchange order for any reason, including any purchase order or exchange order accepted by any shareholder's financial intermediary or in any omnibus-type account. Transactions placed in violation of the Funds' market timing policy are not necessarily deemed accepted by the Funds and may be rejected by a Fund on the next Business Day following receipt by a Fund.

Redemptions will continue to be permitted in accordance with the Funds' then-current prospectus. A redemption of shares under these circumstances could be costly to a shareholder if, for example, the shares have declined in value, the shareholder recently paid a front-end sales charge, the shares are subject to a CDSC, or the sale results in adverse tax consequences. To avoid this risk, a shareholder should carefully monitor the purchases, sales, and exchanges of Fund shares and avoid frequent trading in Fund shares.

Each Fund reserves the right to modify this policy at any time without notice, including modifications to a Fund's monitoring procedures and the procedures to close accounts to new purchases. Although the implementation of this policy involves certain judgments that are inherently subjective and may be selectively applied, we seek to make judgments and applications that are consistent with the interests of each Fund's shareholders. While we will take actions designed to detect and prevent market timing, there can be no assurance that such trading activity will be completely eliminated. Moreover, a Fund's market timing policy does not require the Fund to take action in response to frequent trading activity. If a Fund elects not to take any action in response to frequent trading, such frequent trading activity could continue.

Risks of market timing

By realizing profits through short-term trading, shareholders who engage in rapid purchases and sales or exchanges of the Funds' shares dilute the value of shares held by long-term shareholders. Volatility resulting from excessive purchases and sales or exchanges of Fund shares, especially involving large dollar amounts, may disrupt efficient portfolio management. In particular, a Fund may have difficulty implementing its long-term investment strategies if it is forced to maintain a higher level of its assets in cash to accommodate significant short-term trading activity. Excessive purchases and sales or exchanges of a Fund's shares may also force a Fund to sell portfolio securities at inopportune times to raise cash to accommodate short-term trading activity. This could adversely affect a Fund's performance if, for example, a Fund incurs increased brokerage costs and realization of taxable capital gains without attaining any investment advantage.

Any fund may be subject to disruptive trading activity. However, a fund that invests significantly in foreign securities may be particularly susceptible to short-term trading strategies. This is because foreign securities are typically traded on markets that close well before the time a fund calculates its NAV (normally
4:00 p.m. Eastern time or the close of the NYSE). Developments that occur between the closing of the foreign market and a fund's NAV calculation may affect the value of these foreign securities. The time-zone differences among international stock markets can allow a shareholder engaging in a short-term trading strategy to exploit differences in fund share prices that are based on closing prices of foreign securities established some time before a fund calculates its own share price.

Any fund that invests in securities that are thinly traded, traded infrequently, or relatively illiquid has the risk that the securities prices used to calculate the fund's NAV may not accurately reflect current market values. A shareholder may seek to engage in short-term trading to take advantage of these pricing differences. Funds that may be adversely affected by such arbitrage include, in particular, funds that significantly invest in small-cap securities, technology, and other specific industry sector securities, and in certain fixed income securities, such as high yield bonds, asset-backed securities, or municipal bonds.

Transaction monitoring procedures

Each Fund, through its transfer agent, maintains surveillance procedures designed to detect excessive or short-term trading in Fund shares. This monitoring process involves several factors, which include scrutinizing transactions in Fund shares for violations of the Funds' market timing policy or other patterns of short-term or excessive trading. For purposes of these transaction monitoring procedures, the Funds may consider trading activity by multiple accounts under common ownership, control, or influence to be trading by a single entity. Trading activity identified by these factors, or as a result of any other available information, will be evaluated to determine whether such activity might constitute market timing. These procedures may be modified from time to time to help improve the detection of excessive or short-term trading or to address other concerns. Such changes may be necessary or appropriate, for example, to deal with issues specific to certain retirement plans; plan exchange limits; U.S. Department of Labor regulations; certain automated or pre-established exchange, asset allocation, or dollar-cost-averaging programs; or omnibus account arrangements.

Omnibus account arrangements are common forms of holding shares of the Funds, particularly among certain broker/dealers and other financial intermediaries, including sponsors of retirement plans and variable insurance products. The Funds will attempt to have financial intermediaries apply the Funds' monitoring procedures to these omnibus accounts and to the individual participants in such accounts. However, to the extent that a financial intermediary is not able or willing to monitor or enforce the Funds' frequent trading policy with respect to an omnibus account, the Funds' transfer agent may work with certain intermediaries (such as investment dealers holding shareholder accounts in street name, retirement plan recordkeepers, insurance company separate accounts, and bank trust companies) to apply their own procedures, provided that the Funds' transfer agent believes the intermediary's procedures are reasonably designed to enforce the Funds' frequent trading policies. You should refer to disclosures provided by the intermediaries with which you have an account to determine the specific trading restrictions that apply to you. If the Funds' transfer agent identifies any activity that may constitute frequent trading, it reserves the right to contact the intermediary and request that the intermediary either provide information regarding an account owner's transactions or restrict the account owner's trading. If the Funds' transfer agent is not satisfied that the intermediary has taken appropriate action, the transfer agent may terminate the intermediary's ability to transact in Fund shares.

Limitations on ability to detect and curtail market timing

Shareholders seeking to engage in market timing may employ a variety of strategies to avoid detection and, despite the efforts of the Funds and their agents to detect market timing in Fund shares, there is no guarantee that the Funds will be able to identify these shareholders or curtail their trading practices. In particular, the Funds may not be able to detect market timing attributable to a particular investor who effects purchase, redemption, and/or exchange activity in Fund shares through omnibus accounts. The difficulty of detecting market timing may be further compounded if these entities utilize multiple tiers or omnibus accounts.

Dividends, distributions, and taxes

Dividends and distributions

Each Fund intends to qualify each year as a regulated investment company under the Internal Revenue Code. As a regulated investment company, a Fund generally pays no federal income tax on the income and gains it distributes to you. Each Fund expects to declare dividends daily and distribute all of its net investment income, if any, to shareholders as dividends monthly. Each Fund will distribute net realized capital gains, if any, at least annually, usually in December. A Fund may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund. The amount of any distribution will vary, and there is no guarantee a Fund will pay either an income dividend or a capital gains distribution. We automatically reinvest all dividends and any capital gains, unless you direct us to do otherwise.

Annual statements

Each year, the Funds will send you an annual statement (Form 1099) of your account activity to assist you in completing your federal, state, and local tax returns. Your statement will show the exempt-interest dividends you received and the separately-identified portion that constitutes an item of tax preference for purposes of the alternative minimum tax (tax-exempt AMT interest). Distributions declared in December to shareholders of record in such month, but paid in January, are taxable as if they were paid in December. Prior to issuing your statement, the Funds make every effort to reduce the number of corrected forms mailed to you. However, if a Fund finds it necessary to reclassify its distributions or adjust the cost basis of any covered shares (defined below) sold or exchanged after you receive your tax statement, the Fund will send you a corrected Form 1099.

Avoid "buying a dividend"

At the time you purchase your Fund shares, a Fund's NAV may reflect undistributed income, undistributed capital gains, or net unrealized appreciation in value of portfolio securities held by the Fund. For taxable investors, a subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. Buying shares in a Fund just before it declares an income dividend or capital gains distribution is sometimes known as "buying a dividend."

Tax considerations

Fund distributions . Each Fund expects, based on its investment objective and strategies, that its distributions, if any, will be exempt from regular federal income tax. Each Fund may also make distributions that are taxable as ordinary income, capital gains, or some combination of both.

Exempt-interest dividends . Dividends from the Funds will consist primarily of exempt-interest dividends from interest earned on municipal securities. In general, exempt-interest dividends are exempt from regular federal income tax. Exempt-interest dividends from interest earned on municipal securities of a state, or its political subdivisions, generally are exempt from that state's personal income tax. Most states, however, do not grant tax-free treatment to interest from municipal securities of other states.

Because of these tax exemptions, a tax-free fund may not be a suitable investment for retirement plans and other tax-exempt investors. These dividends may be taxable to corporate shareholders subject to a state's corporate franchise tax, corporate income tax, or both and such shareholders should consult with their tax advisors about the taxability of this income before investing in a Fund.

Exempt-interest dividends are taken into account when determining the taxable portion of your social security or railroad retirement benefits. Each Fund may invest a portion of its assets in private activity bonds. The income from these bonds is a tax preference item when determining your federal alternative minimum tax, unless such bonds were issued in 2009 or 2010.

While each Fund endeavors to purchase only bona fide tax-exempt securities, there are risks that: (i) a security issued as tax-exempt may be reclassified by the Internal Revenue Service (IRS) or a state tax authority as taxable and/or (ii) future legislative, administrative, or court actions could adversely impact the qualification of income from a tax-exempt security as tax-free. Such reclassifications or actions could cause interest from a security to become taxable, possibly retroactively, subjecting you to increased tax liability. In addition, such reclassifications or actions could cause the value of a security, and therefore, the value of a Fund's shares, to decline.

Taxable income dividends . Each Fund may invest a portion of its assets in securities that pay income that is not tax-exempt. Each Fund also may distribute to you any market discount and net short-term capital gains from the sale of its portfolio securities. If you are a taxable investor, Fund distributions from this income are taxable to you as ordinary income, and generally will not be treated as qualified dividend income subject to reduced rates of taxation for individuals. Distributions of ordinary income are taxable whether you reinvest your distributions in additional Fund shares or receive them in cash.

Capital gain distributions . Each Fund also may realize net long-term capital gains from the sale of its portfolio securities. Fund distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your shares.

Sale or redemption of Fund shares . A sale or redemption of Fund shares is a taxable event and, accordingly, a capital gain or loss may be recognized. For tax purposes, an exchange of your Fund shares for shares of a different Delaware Investments ® Fund is the same as a sale. The Funds are required to report to you and the IRS annually on Form 1099-B not only the gross proceeds of Fund shares you sell or redeem but also the cost basis of Fund shares you sell or redeem that were purchased or acquired on or after Jan. 1, 2012 ("covered shares"). Cost basis will be calculated using a Fund's default method, unless you instruct the Fund to use a different calculation method. Shareholders should carefully review the cost basis information provided by the Funds and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal income tax returns. If your account is held by your investment representative (financial advisor or other broker), please contact that representative with respect to reporting of cost basis and available elections for your account. Tax-advantaged retirement accounts will not be affected. Additional information and updates regarding cost basis reporting and available shareholder elections will be on the Delaware Investments website at delawareinvestments.com as the information becomes available.

Medicare tax . An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates, and trusts to the extent that such person's "modified adjusted gross income" (in the case of an individual) or "adjusted gross income" (in the case of an estate or trust) exceeds a threshold amount. Net investment income does not include exempt-interest dividends. This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.

Backup withholding . By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.

State and local taxes . Fund distributions and gains from the sale or exchange of your Fund shares generally are subject to state and local taxes.

Non-U.S. investors . Non-U.S. investors may be subject to U.S. withholding tax at a 30% or lower treaty rate and U.S. estate tax and are subject to special U.S. tax certification requirements to avoid backup withholding and claim any treaty benefits. Exemptions from U.S. withholding tax are provided for capital gain dividends paid by a Fund from long-term capital gains, if any, and exempt-interest dividends. The exemptions from U.S. withholding for interest-related dividends paid by a Fund from its qualified net interest income from U.S. sources and short-term capital gain dividends have expired for taxable years of the Fund that begin on or after Jan. 1, 2015. It is unclear as of the date of this prospectus whether Congress will reinstate the exemptions for interest-related and short-term capital gain dividends or, if reinstated, whether such exemptions would have retroactive effect. However, notwithstanding such exemptions from U.S. withholding at the source, any such dividends and distributions of income and capital gains will be subject to backup withholding at a rate of 28% if you fail to properly certify that you are not a U.S. person.

Other reporting and withholding requirements . Under the Foreign Account Tax Compliance Act (FATCA), a Fund will be required to withhold a 30% tax on the following payments or distributions made by the Fund to certain foreign entities, referred to as foreign financial institutions or nonfinancial foreign entities, that fail to comply (or be deemed compliant) with extensive reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts: (a) income dividends and (b) after Dec. 31, 2018, certain capital gain distributions, return of capital distributions, and the proceeds arising from the sale of Fund shares.  A Fund may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA or similar laws.  Withholding also may be required if a foreign entity that is a shareholder of a Fund fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA.

State tax considerations

The following sections address certain state income tax aspects of distributions from the Funds. However, it is for general information only and should not be construed as tax advice.  You should consult your tax advisor before making an investment in a Fund. Unless otherwise noted, the discussion is limited to income taxes applicable to individual shareholders.

Arizona state taxation . Exempt-interest dividends paid by Delaware Tax-Free Arizona Fund are excluded from Arizona taxable income for purposes of the Arizona individual income tax if the dividends are excluded from gross income for federal income tax purposes and if the dividends are derived from interest on:

• obligations of the State of Arizona and its political subdivisions; or
• qualifying obligations of U.S. territories and possessions that are exempt from state taxation under federal law.

Such exempt-interest dividends that are derived from interest on such securities are exempt to the same extent as if a shareholder held the securities directly rather than investing in them through a mutual fund.

California state taxation . Exempt-interest dividends paid by Delaware Tax-Free California Fund are excluded from California taxable income for purposes of the California personal income tax if:

• the dividends are derived from interest on obligations of the State of California and its political subdivisions or qualifying obligations of U.S. territories and possessions that are exempt from state taxation under federal law;
• the dividends paid do not exceed the amount of interest (minus certain nondeductible expenses) the Fund receives, during its taxable year, on obligations that, when held by an individual, pay interest exempt from taxation by California; and
• the Fund properly identifies and designates the dividends as California exempt-interest dividends in a written notice mailed to shareholders.

Delaware Tax-Free California Fund may designate dividends as exempt-interest dividends (and therefore exempt from California income tax), only if:

• it qualifies as a regulated investment company under the Internal Revenue Code; and
• at the close of each quarter of its taxable year, at least 50% of the value of its total assets consists of obligations the interest on which is exempt from taxation by the State of California when held by an individual.

Distributions from Delaware Tax-Free California Fund, including exempt-interest dividends, may be taxable to shareholders that are subject to certain provisions of the California Corporation Tax Law.

Colorado state taxation . Exempt-interest dividends paid by Delaware Tax-Free Colorado Fund are exempt from Colorado taxable income for purposes of the Colorado individual income tax if the dividends are excluded from gross income for federal income tax purposes and if the dividends are derived from interest on:

• obligations of the State of Colorado or its political subdivisions that are issued on or after May 1, 1980;
• obligations of the State of Colorado or its political subdivisions that were issued before May 1, 1980, to the extent that such interest is specifically exempt from income taxation under the Colorado state laws authorizing the issuance of such obligations; and
• qualifying obligations of U.S. territories and possessions that are exempt from state taxation under federal law.

Idaho state taxation . Exempt-interest dividends paid by Delaware Tax-Free Idaho Fund are not subject to the Idaho personal income tax as long as the dividends are derived from:

• interest earned on bonds issued by the State of Idaho, its cities and political subdivisions; or
• interest earned on qualifying obligations of the U.S. territories and possessions that are exempt from state taxation under federal law.

Minnesota state taxation . Exempt-interest dividends paid by Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Intermediate Fund, and Delaware Minnesota High-Yield Municipal Bond Fund are exempt from Minnesota taxable net income for purposes of the Minnesota individual income tax provided that (i) such dividends are derived from tax-exempt interest on obligations of Minnesota and its political subdivisions, (ii) such dividends are excluded from gross income for federal income tax purposes, and (iii) the exempt-interest dividends from tax-exempt obligations of Minnesota and its political subdivisions represent 95% or more of the total exempt-interest dividends (including the portion of exempt-interest dividends exempt from state taxation under the laws of the United States) paid to shareholders by the Fund.

Dividends attributable to interest derived from qualifying obligations of the U.S. may be excluded from Minnesota taxable net income to the extent such interest was included in federal taxable income (however such obligations and the dividends therefrom could affect the ability of the Fund to satisfy the above-referenced 95% requirement with respect to obligations of Minnesota and its political subdivisions).

Exempt-interest dividends that are excluded from Minnesota taxable net income but that are subject to the federal alternative minimum tax, are also subject to the Minnesota alternative minimum tax on individuals, estates and trusts. Certain corporations that receive distributions from the Minnesota Funds, including exempt-interest dividends, may be subject to the Minnesota franchise tax imposed on corporations.

New York state and city taxation . Exempt-interest dividends paid by Delaware Tax-Free New York Fund are exempt taxable income for purposes of the New York state personal income tax and the New York City personal income tax if the dividends are excluded from gross income for federal income tax purposes and if the dividends are derived from interest on:

• obligations of the State of New York or its political subdivisions;
• qualifying obligations of U.S. territories and possessions.

Shareholders that are subject to the New York State and New York City franchise taxes on business corporations, banking corporations, and insurance companies should consult their tax advisors regarding the taxation of distributions attributable to or the value of shares of Delaware Tax-Free New York Fund.

Pennsylvania state taxation . Distributions paid by Delaware Tax-Free Pennsylvania Fund that are derived from interest on Pennsylvania state and municipal obligations or qualifying obligations of the U.S. and certain of its territories or possessions, the interest on which is exempt from state taxation under the laws of Pennsylvania or the U.S., will be exempt from Pennsylvania personal income tax. For shareholders who are residents of Philadelphia, income from these sources, as well as distributions paid by the Fund that are designated as capital gain dividends for federal income tax purposes, will also be exempt from Philadelphia School District investment income tax. Other Pennsylvania counties, cities, and townships generally do not tax individuals on unearned income.

Expenses to carry tax-exempt obligations . Note that in addition to the discussion of the various state income taxes above, interest on indebtedness incurred or continued to purchase or carry obligations, the income from which is exempt from state taxation, may not be deductible for state income tax purposes.

This discussion of "Dividends, distributions, and taxes" is not intended or written to be used as tax advice. Because everyone's tax situation is unique, you should consult your tax professional about federal, state, local, or foreign tax consequences before making an investment in a Fund.

Financial highlights

The financial highlights tables are intended to help you understand each Fund's financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in each Fund (assuming reinvestment of all dividends and distributions). The information has been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, whose report, along with the Funds' financial statements, is included in the annual report, which is available upon request by calling
800 523-1918.

In 2013, Delaware Tax-Free Pennsylvania Fund changed its fiscal year end from February to August.

Delaware Tax-Free Arizona Fund

					Year ended
Class A shares	8/31/15	8/31/14	8/31/13	8/31/12	8/31/11
Net asset value, beginning of period	$11.450	$10.690	$12.010	$11.340	$11.760
Income (loss) from investment operations:
Net investment income[1]	0.378	0.428	0.450	0.460	0.445
Net realized and unrealized gain (loss)	(0.011)	0.784	(1.206)	0.670	(0.394)
Total from investment operations	0.367	1.212	(0.756)	1.130	0.051
Less dividends and distributions from:
Net investment income	(0.377)	(0.425)	(0.448)	(0.457)	(0.444)
Net realized gain	—	(0.027)	(0.116)	(0.003)	(0.027)
Total dividends and distributions	(0.377)	(0.452)	(0.564)	(0.460)	(0.471)

Net asset value, end of period	$11.440	$11.450	$10.690	$12.010	$11.340

Total return[2]	3.24%	11.56%	(6.62%)	10.15%	0.57%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$77,085	$81,592	$83,896	$99,953	$95,487
Ratio of expenses to average net assets	0.85%	0.84%	0.84%	0.84%	0.87%
Ratio of expenses to average net assets prior to fees waived	0.97%	0.96%	0.94%	0.90%	0.93%
Ratio of net investment income to average net assets	3.28%	3.86%	3.83%	3.94%	3.98%
Ratio of net investment income to average net assets prior to fees waived	3.16%	3.74%	3.73%	3.88%	3.92%
Portfolio turnover	12%	11%	18%	34%	32%
1	Average shares outstanding has been applied for per share information.
2

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

Delaware Tax-Free Arizona Fund

					Year ended
Class C shares	8/31/15	8/31/14	8/31/13	8/31/12	8/31/11
Net asset value, beginning of period	$11.480	$10.720	$12.040	$11.370	$11.790
Income (loss) from investment operations:
Net investment income[1]	0.292	0.346	0.362	0.373	0.362
Net realized and unrealized gain (loss)	(0.011)	0.784	(1.205)	0.670	(0.394)
Total from investment operations	0.281	1.130	(0.843)	1.043	(0.032)
Less dividends and distributions from:
Net investment income	(0.291)	(0.343)	(0.361)	(0.370)	(0.361)
Net realized gain	—	(0.027)	(0.116)	(0.003)	(0.027)
Total dividends and distributions	(0.291)	(0.370)	(0.477)	(0.373)	(0.388)

Net asset value, end of period	$11.470	$11.480	$10.720	$12.040	$11.370

Total return[2]	2.47%	10.72%	(7.30%)	9.31%	(0.17%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$6,747	$6,238	$6,482	$7,108	$6,801
Ratio of expenses to average net assets	1.60%	1.59%	1.59%	1.59%	1.62%
Ratio of expenses to average net assets prior to fees waived	1.72%	1.71%	1.69%	1.65%	1.68%
Ratio of net investment income to average net assets	2.54%	3.11%	3.08%	3.19%	3.23%
Ratio of net investment income to average net assets prior to fees waived	2.42%	2.99%	2.98%	3.13%	3.17%
Portfolio turnover	12%	11%	18%	34%	32%
1	Average shares outstanding has been applied for per share information.
2

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

Delaware Tax-Free Arizona Fund

	Year ended
Institutional Class shares	8/31/15	12/31/13 to 8/31/14[1]
Net asset value, beginning of period	$11.450	$10.770
Income (loss) from investment operations:
Net investment income[2]	0.407	0.325
Net realized and unrealized gain (loss)	(0.011)	0.675
Total from investment operations	0.396	1.000
Less dividends and distributions from:
Net investment income	(0.406)	(0.320)
Total dividends and distributions	(0.406)	(0.320)

Net asset value, end of period	$11.440	$11.450
Total return[3]	3.49%	9.39%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$744	$219
Ratio of expenses to average net assets	0.60%	0.59%
Ratio of expenses to average net assets prior to fees waived	0.72%	0.71%
Ratio of net investment income to average net assets	3.54%	4.06%
Ratio of net investment income to average net assets prior to fees waived	3.42%	3.94%
Portfolio turnover	12%	11%[4]
1	Date of commencement of operations; ratios have been annualized and total return has not been annualized.
2	Average shares outstanding has been applied for per share information.
3

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

4	Portfolio turnover is representative of the Fund for the entire annual period.

Delaware Tax-Free California Fund

					Year ended
Class A shares	8/31/15	8/31/14	8/31/13	8/31/12	8/31/11
Net asset value, beginning of period	$12.080	$11.110	$12.210	$11.170	$11.570
Income (loss) from investment operations:
Net investment income[1]	0.416	0.427	0.439	0.484	0.476
Net realized and unrealized gain (loss)	0.029	0.970	(1.100)	1.039	(0.401)
Total from investment operations	0.445	1.397	(0.661)	1.523	0.075
Less dividends and distributions from:
Net investment income	(0.415)	(0.427)	(0.439)	(0.483)	(0.475)
Total dividends and distributions	(0.415)	(0.427)	(0.439)	(0.483)	(0.475)
Net asset value, end of period	$12.110	$12.080	$11.110	$12.210	$11.170
Total return[2]	3.73%	12.79%	(5.63%)	13.90%	0.83%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$60,550	$73,955	$85,269	$97,821	$67,047
Ratio of expenses to average net assets	0.83%	0.82%	0.82%	0.82%	0.82%
Ratio of expenses to average net assets prior to fees waived	1.01%	1.00%	0.99%	0.97%	0.98%
Ratio of net investment income to average net assets	3.42%	3.69%	3.62%	4.10%	4.36%
Ratio of net investment income to average net assets prior to fees waived	3.24%	3.51%	3.45%	3.95%	4.20%
Portfolio turnover	24%	13%	38%	32%	44%
1	Average shares outstanding has been applied for per share information.
2

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

Delaware Tax-Free California Fund

					Year ended
Class C shares	8/31/15	8/31/14	8/31/13	8/31/12	8/31/11
Net asset value, beginning of period	$12.100	$11.120	$12.230	$11.180	$11.590
Income (loss) from investment operations:
Net investment income[1]	0.325	0.341	0.349	0.397	0.394
Net realized and unrealized gain (loss)	0.029	0.980	(1.110)	1.049	(0.411)
Total from investment operations	0.354	1.321	(0.761)	1.446	(0.017)
Less dividends and distributions from:
Net investment income	(0.324)	(0.341)	(0.349)	(0.396)	(0.393)
Total dividends and distributions	(0.324)	(0.341)	(0.349)	(0.396)	(0.393)
Net asset value, end of period	$12.130	$12.100	$11.120	$12.230	$11.180
Total return[2]	2.95%	12.04%	(6.41%)	13.13%	(0.01%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$15,853	$15,473	$18,248	$18,830	$14,863
Ratio of expenses to average net assets	1.58%	1.57%	1.57%	1.57%	1.57%
Ratio of expenses to average net assets prior to fees waived	1.76%	1.75%	1.74%	1.72%	1.73%
Ratio of net investment income to average net assets	2.67%	2.94%	2.87%	3.35%	3.61%
Ratio of net investment income to average net assets prior to fees waived	2.49%	2.76%	2.70%	3.20%	3.45%
Portfolio turnover	24%	13%	38%	32%	44%
1	Average shares outstanding has been applied for per share information.
2

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

Delaware Tax-Free California Fund

	Year ended
Institutional Class shares	8/31/15	12/31/13 to 8/31/14[1]
Net asset value, beginning of period	$12.080	$11.270
Income from investment operations:
Net investment income[2]	0.446	0.319
Net realized and unrealized gain	0.029	0.808
Total from investment operations	0.475	1.127
Less dividends and distributions from:
Net investment income	(0.445)	(0.317)
Total dividends and distributions	(0.445)	(0.317)

Net asset value, end of period	$12.110	$12.080
Total return[3]	3.98%	10.10%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$10,308	$5,983
Ratio of expenses to average net assets	0.58%	0.57%
Ratio of expenses to average net assets prior to fees waived	0.76%	0.75%
Ratio of net investment income to average net assets	3.67%	3.89%
Ratio of net investment income to average net assets prior to fees waived	3.49%	3.71%
Portfolio turnover	24%	13%[4]
1	Date of commencement of operations; ratios have been annualized and total return has not been annualized.
2	Average shares outstanding has been applied for per share information.
3

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

4	Portfolio turnover is representative of the Fund for the entire annual period.

Delaware Tax-Free Colorado Fund

					Year ended
Class A shares	8/31/15	8/31/14	8/31/13	8/31/12	8/31/11
Net asset value, beginning of period	$11.320	$10.490	$11.640	$10.880	$11.260
Income (loss) from investment operations:
Net investment income[1]	0.403	0.405	0.412	0.444	0.460
Net realized and unrealized gain (loss)	(0.081)	0.826	(1.149)	0.758	(0.397)
Total from investment operations	0.322	1.231	(0.737)	1.202	0.063
Less dividends and distributions from:
Net investment income	(0.402)	(0.401)	(0.413)	(0.442)	(0.443)
Total dividends and distributions	(0.402)	(0.401)	(0.413)	(0.442)	(0.443)
Net asset value, end of period	$11.240	$11.320	$10.490	$11.640	$10.880
Total return[2]	2.87%	11.94%	(6.56%)	11.23%	0.71%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$174,078	$183,560	$190,311	$230,787	$216,151
Ratio of expenses to average net assets	0.85%	0.84%	0.84%	0.84%	0.88%
Ratio of expenses to average net assets prior to fees waived	0.97%	0.97%	0.96%	0.93%	0.95%
Ratio of net investment income to average net assets	3.54%	3.69%	3.60%	3.91%	4.30%
Ratio of net investment income to average net assets prior to fees waived	3.42%	3.56%	3.48%	3.82%	4.23%
Portfolio turnover	10%	22%	21%	24%	26%
1	Average shares outstanding has been applied for per share information.
2

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

Delaware Tax-Free Colorado Fund

					Year ended
Class C shares	8/31/15	8/31/14	8/31/13	8/31/12	8/31/11
Net asset value, beginning of period	$11.350	$10.520	$11.670	$10.910	$11.290
Income (loss) from investment operations:
Net investment income[1]	0.319	0.324	0.327	0.360	0.381
Net realized and unrealized gain (loss)	(0.081)	0.826	(1.149)	0.758	(0.397)
Total from investment operations	0.238	1.150	(0.822)	1.118	(0.016)
Less dividends and distributions from:
Net investment income	(0.318)	(0.320)	(0.328)	(0.358)	(0.364)
Total dividends and distributions	(0.318)	(0.320)	(0.328)	(0.358)	(0.364)

Net asset value, end of period	$11.270	$11.350	$10.520	$11.670	$10.910
Total return[2]	2.10%	11.09%	(7.23%)	10.39%	(0.03%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$12,192	$12,029	$13,788	$14,282	$13,253
Ratio of expenses to average net assets	1.60%	1.59%	1.59%	1.59%	1.63%
Ratio of expenses to average net assets prior to fees waived	1.72%	1.72%	1.71%	1.68%	1.70%
Ratio of net investment income to average net assets	2.79%	2.94%	2.85%	3.16%	3.55%
Ratio of net investment income to average net assets prior to fees waived	2.67%	2.81%	2.73%	3.07%	3.48%
Portfolio turnover	10%	22%	21%	24%	26%
1	Average shares outstanding has been applied for per share information.
2

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

Delaware Tax-Free Colorado Fund

	Year ended
Institutional Class shares	8/31/15	12/31/13 to 8/31/14[1]
Net asset value, beginning of period	$11.320	$10.590
Income (loss) from investment operations:
Net investment income[2]	0.431	0.326
Net realized and unrealized gain (loss)	(0.081)	0.710
Total from investment operations	0.350	1.036
Less dividends and distributions from:
Net investment income	(0.430)	(0.306)
Total dividends and distributions	(0.430)	(0.306)

Net asset value, end of period	$11.240	$11.320
Total return[3]	3.13%	9.89%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$5,102	$3,077
Ratio of expenses to average net assets	0.60%	0.59%
Ratio of expenses to average net assets prior to fees waived	0.72%	0.72%
Ratio of net investment income to average net assets	3.79%	3.91%
Ratio of net investment income to average net assets prior to fees waived	3.67%	3.78%
Portfolio turnover	10%	22%[4]
1	Date of commencement of operations; ratios have been annualized and total return has not been annualized.
2	Average shares outstanding has been applied for per share information.
3

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

4	Portfolio turnover is representative of the Fund for the entire annual period.

Delaware Tax-Free Idaho Fund

					Year ended
Class A shares	8/31/15	8/31/14	8/31/13	8/31/12	8/31/11
Net asset value, beginning of period	$11.560	$10.990	$12.240	$11.730	$12.120
Income (loss) from investment operations:
Net investment income[1]	0.366	0.374	0.419	0.438	0.438
Net realized and unrealized gain (loss)	(0.051)	0.569	(1.250)	0.509	(0.385)
Total from investment operations	0.315	0.943	(0.831)	0.947	0.053
Less dividends and distributions from:
Net investment income	(0.365)	(0.373)	(0.419)	(0.437)	(0.436)
Net realized gain	—	—	—	—	(0.007)
Total dividends and distributions	(0.365)	(0.373)	(0.419)	(0.437)	(0.443)

Net asset value, end of period	$11.510	$11.560	$10.990	$12.240	$11.730
Total return[2]	2.76%	8.71%	(6.99%)	8.21%	0.56%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$75,163	$80,600	$87,537	$119,025	$98,821
Ratio of expenses to average net assets	0.88%	0.88%	0.88%	0.88%	0.90%
Ratio of expenses to average net assets prior to fees waived	1.00%	0.99%	0.97%	0.94%	0.96%
Ratio of net investment income to average net assets	3.17%	3.32%	3.51%	3.65%	3.78%
Ratio of net investment income to average net assets prior to fees waived	3.05%	3.21%	3.42%	3.59%	3.72%
Portfolio turnover	7%	16%	17%	17%	32%
1	Average shares outstanding has been applied for per share information.
2

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

Delaware Tax-Free Idaho Fund

					Year ended
Class C shares	8/31/15	8/31/14	8/31/13	8/31/12	8/31/11
Net asset value, beginning of period	$11.550	$10.980	$12.230	$11.720	$12.110
Income (loss) from investment operations:
Net investment income[1]	0.279	0.289	0.329	0.348	0.351
Net realized and unrealized gain (loss)	(0.051)	0.569	(1.250)	0.509	(0.385)
Total from investment operations	0.228	0.858	(0.921)	0.857	(0.034)
Less dividends and distributions from:
Net investment income	(0.278)	(0.288)	(0.329)	(0.347)	(0.349)
Net realized gain	—	—	—	—	(0.007)
Total dividends and distributions	(0.278)	(0.288)	(0.329)	(0.347)	(0.356)

Net asset value, end of period	$11.500	$11.550	$10.980	$12.230	$11.720
Total return[2]	1.99%	7.91%	(7.70%)	7.41%	(0.20%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$28,557	$31,178	$33,236	$40,738	$35,797
Ratio of expenses to average net assets	1.63%	1.63%	1.63%	1.63%	1.65%
Ratio of expenses to average net assets prior to fees waived	1.75%	1.74%	1.72%	1.69%	1.71%
Ratio of net investment income to average net assets	2.42%	2.57%	2.76%	2.90%	3.03%
Ratio of net investment income to average net assets prior to fees waived	2.30%	2.46%	2.67%	2.84%	2.97%
Portfolio turnover	7%	16%	17%	17%	32%
1	Average shares outstanding has been applied for per share information.
2

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

Delaware Tax-Free Idaho Fund

	Year ended
Institutional Class shares	8/31/15	12/31/13 to 8/31/14[1]
Net asset value, beginning of period	$11.570	$11.060
Income (loss) from investment operations:
Net investment income[2]	0.395	0.291
Net realized and unrealized gain (loss)	(0.061)	0.509
Total from investment operations	0.334	0.800
Less dividends and distributions from:
Net investment income	(0.394)	(0.290)
Total dividends and distributions	(0.394)	(0.290)

Net asset value, end of period	$11.510	$11.570
Total return[3]	2.92%	7.31%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$2,588	$1,080
Ratio of expenses to average net assets	0.63%	0.63%
Ratio of expenses to average net assets prior to fees waived	0.75%	0.74%
Ratio of net investment income to average net assets	3.42%	3.46%
Ratio of net investment income to average net assets prior to fees waived	3.30%	3.35%
Portfolio turnover	7%	16%[4]
1	Date of commencement of operations; ratios have been annualized and total return has not been annualized.
2	Average shares outstanding has been applied for per share information.
3

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

4	Portfolio turnover is representative of the Fund for the entire annual period.

Delaware Tax-Free New York Fund

					Year ended
Class A shares	8/31/15	8/31/14	8/31/13	8/31/12	8/31/11
Net asset value, beginning of period	$11.460	$10.570	11.670	$10.800	$11.150
Income (loss) from investment operations:
Net investment income[1]	0.367	0.366	0.374	0.426	0.406
Net realized and unrealized gain (loss)	0.020	0.889	(1.080)	0.867	(0.351)
Total from investment operations	0.387	1.255	(0.706)	1.293	0.055
Less dividends and distributions from:
Net investment income	(0.367)	(0.365)	(0.375)	(0.423)	(0.405)
Net realized gain	—	—	(0.019)	—	—
Total dividends and distributions	(0.367)	(0.365)	(0.394)	(0.423)	(0.405)

Net asset value, end of period	$11.480	$11.460	$10.570	$11.670	$10.800
Total return[2]	3.41%	12.06%	(6.27%)	12.18%	0.63%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$51,708	$52,589	$57,816	$53,456	$37,051
Ratio of expenses to average net assets	0.83%	0.80%	0.80%	0.80%	0.80%
Ratio of expenses to average net assets prior to fees waived	1.07%	1.06%	1.03%	1.01%	1.05%
Ratio of net investment income to average net assets	3.18%	3.32%	3.23%	3.77%	3.82%
Ratio of net investment income to average net assets prior to fees waived	2.94%	3.06%	3.00%	3.56%	3.57%
Portfolio turnover	6%	20%	33%	28%	54%
1	Average shares outstanding has been applied for per share information.
2

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

Delaware Tax-Free New York Fund

					Year ended
Class C shares	8/31/15	8/31/14	8/31/13	8/31/12	8/31/11
Net asset value, beginning of period	$11.440	$10.540	$11.640	$10.780	$11.120
Income (loss) from investment operations:
Net investment income[1]	0.280	0.283	0.286	0.340	0.326
Net realized and unrealized gain (loss)	0.010	0.899	(1.080)	0.857	(0.341)
Total from investment operations	0.290	1.182	(0.794)	1.197	(0.015)
Less dividends and distributions from:
Net investment income	(0.280)	(0.282)	(0.287)	(0.337)	(0.325)
Net realized gain	—	—	(0.019)	—	—
Total dividends and distributions	(0.280)	(0.282)	(0.306)	(0.337)	(0.325)

Net asset value, end of period	$11.450	$11.440	$10.540	$11.640	$10.780
Total return[2]	2.55%	11.35%	(7.00%)	11.26%	(0.04%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$17,825	$18,491	$21,152	$20,524	$14,235
Ratio of expenses to average net assets	1.58%	1.55%	1.55%	1.55%	1.55%
Ratio of expenses to average net assets prior to fees waived	1.82%	1.81%	1.78%	1.76%	1.80%
Ratio of net investment income to average net assets	2.43%	2.57%	2.48%	3.02%	3.07%
Ratio of net investment income to average net assets prior to fees waived	2.19%	2.31%	2.25%	2.81%	2.82%
Portfolio turnover	6%	20%	33%	28%	54%
1	Average shares outstanding has been applied for per share information.
2

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

Delaware Tax-Free New York Fund

	Year ended
Institutional Class shares	8/31/15	12/31/13 to 8/31/14[1]
Net asset value, beginning of period	$11.460	$10.710
Income from investment operations:
Net investment income[2]	0.396	0.279
Net realized and unrealized gain	0.010	0.749
Total from investment operations	0.406	1.028
Less dividends and distributions from:
Net investment income	(0.396)	(0.278)
Total dividends and distributions	(0.396)	(0.278)

Net asset value, end of period	$11.470	$11.460
Total return[3]	3.58%	9.69%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$12,667	$1,769
Ratio of expenses to average net assets	0.58%	0.55%
Ratio of expenses to average net assets prior to fees waived	0.82%	0.80%
Ratio of net investment income to average net assets	3.43%	3.55%
Ratio of net investment income to average net assets prior to fees waived	3.19%	3.30%
Portfolio turnover	6%	20%[4]
1	Date of commencement of operations; ratios have been annualized and total return has not been annualized.
2	Average shares outstanding has been applied for per share information.
3

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

4	Portfolio turnover is representative of the Fund for the entire annual period.

Delaware Tax-Free Pennsylvania Fund

		Year ended				Year ended
Class A shares	8/31/15	8/31/14	3/1/13 to 8/31/13[1]	2/28/13	2/29/12	2/28/11
Net asset value, beginning of period	$8.160	$7.590	$8.410	$8.260	$7.550	$7.920
Income (loss) from investment operations:
Net investment income[2]	0.288	0.293	0.148	0.315	0.329	0.349
Net realized and unrealized gain (loss)	(0.010)	0.570	(0.809)	0.150	0.710	(0.304)
Total from investment operations	0.278	0.863	(0.661)	0.465	1.039	0.045
Less dividends and distributions from:
Net investment income	(0.288)	(0.293)	(0.148)	(0.315)	(0.329)	(0.349)
Net realized gain	—	—	(0.011)	—	—	(0.066)
Total dividends and distributions	(0.288)	(0.293)	(0.159)	(0.315)	(0.329)	(0.415)

Net asset value, end of period	$8.150	$8.160	$7.590	$8.410	$8.260	$7.550

Total return[3]	3.45%	11.58%	(7.94%)	5.73%	14.06%	0.48%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$441,904	$451,301	$453,451	$524,539	$508,505	$470,369
Ratio of expenses to average net assets	0.89%	0.88%	0.88%	0.88%	0.88%	0.90%
Ratio of expenses to average net assets prior to fees waived	0.95%	0.95%	1.00%	0.98%	0.98%	0.98%
Ratio of net investment income to average net assets	3.51%	3.73%	3.64%	3.77%	4.19%	4.42%
Ratio of net investment income to average net assets prior to fees waived	3.45%	3.66%	3.52%	3.67%	4.09%	4.34%
Portfolio turnover	13%	7%	5%	20%	21%	31%
1	During the period ended Aug. 31, 2013, the Fund changed its fiscal year end from February to August. Ratios have been annualized and portfolio turnover and total return have not been annualized.
2	Average shares outstanding has been applied for per share information.
3

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

Delaware Tax-Free Pennsylvania Fund

		Year ended				Year ended
Class C shares	8/31/15	8/31/14	3/1/13 to 8/31/13[1]	2/28/13	2/29/12	2/28/11
Net asset value, beginning of period	$8.160	$7.590	$8.410	$8.260	$7.560	$7.920
Income (loss) from investment operations:
Net investment income[2]	0.226	0.234	0.117	0.252	0.269	0.289
Net realized and unrealized gain (loss)	(0.010)	0.570	(0.809)	0.150	0.700	(0.294)
Total from investment operations	0.216	0.804	(0.692)	0.402	0.969	(0.005)
Less dividends and distributions from:
Net investment income	(0.226)	(0.234)	(0.117)	(0.252)	(0.269)	(0.289)
Net realized gain	—	—	(0.011)	—	—	(0.066)
Total dividends and distributions	(0.226)	(0.234)	(0.128)	(0.252)	(0.269)	(0.355)

Net asset value, end of period	$8.150	$8.160	$7.590	$8.410	$8.260	$7.560

Total return[3]	2.67%	10.74%	(8.29%)	4.93%	13.05%	(0.15%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$32,799	$32,096	$32,617	$39,572	$27,311	$21,571
Ratio of expenses to average net assets	1.65%	1.64%	1.64%	1.64%	1.64%	1.66%
Ratio of expenses to average net assets prior to fees waived	1.71%	1.71%	1.71%	1.69%	1.69%	1.69%
Ratio of net investment income to average net assets	2.75%	2.97%	2.87%	3.01%	3.43%	3.66%
Ratio of net investment income to average net assets prior to fees waived	2.69%	2.90%	2.80%	2.96%	3.38%	3.63%
Portfolio turnover	13%	7%	5%	20%	21%	31%
1	During the period ended Aug. 31, 2013, the Fund changed its fiscal year end from February to August. Ratios have been annualized and portfolio turnover and total return have not been annualized.
2	Average shares outstanding has been applied for per share information.
3

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

Delaware Tax-Free Pennsylvania Fund

	Year ended
Institutional Class shares	8/31/15	12/31/13 to 8/31/14[1]
Net asset value, beginning of period	$8.160	$7.670
Income (loss) from investment operations:
Net investment income[2]	0.308	0.226
Net realized and unrealized gain (loss)	(0.020)	0.490
Total from investment operations	0.288	0.716
Less dividends and distributions from:
Net investment income	(0.308)	(0.226)
Total dividends and distributions	(0.308)	(0.226)

Net asset value, end of period	$8.140	$8.160
Total return[3]	3.57%	9.44%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$16,740	$3,733
Ratio of expenses to average net assets	0.65%	0.64%
Ratio of expenses to average net assets prior to fees waived	0.71%	0.71%
Ratio of net investment income to average net assets	3.75%	3.89%
Ratio of net investment income to average net assets prior to fees waived	3.69%	3.82%
Portfolio turnover	13%	7%[4]
1	Date of commencement of operations; ratios have been annualized and total return has not been annualized.
2	Average shares outstanding has been applied for per share information.
3

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

4	Portfolio turnover is representative of the Fund for the entire annual period.

Delaware Tax-Free Minnesota Fund

					Year ended
Class A shares	8/31/15	8/31/14	8/31/13	8/31/12	8/31/11
Net asset value, beginning of period	$12.670	$11.970	$13.030	$12.480	$12.730
Income (loss) from investment operations:
Net investment income[1]	0.444	0.445	0.445	0.487	0.492
Net realized and unrealized gain (loss)	(0.067)	0.734	(0.973)	0.660	(0.198)
Total from investment operations	0.377	1.179	(0.528)	1.147	0.294
Less dividends and distributions from:
Net investment income	(0.447)	(0.444)	(0.445)	(0.488)	(0.492)
Net realized gain	—	(0.035)	(0.087)	(0.109)	(0.052)
Total dividends and distributions	(0.447)	(0.479)	(0.532)	(0.597)	(0.544)
Net asset value, end of period	$12.600	$12.670	$11.970	$13.030	$12.480
Total return[2]	3.02%	10.03%	(4.24%)	9.41%	2.50%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$479,275	$503,072	$540,533	$577,061	$538,170
Ratio of expenses to average net assets	0.87%	0.90%	0.90%	0.90%	0.91%
Ratio of expenses to average net assets prior to fees waived	0.96%	0.95%	0.95%	0.92%	0.93%
Ratio of net investment income to average net assets	3.51%	3.61%	3.47%	3.81%	4.02%
Ratio of net investment income to average net assets prior to fees waived	3.42%	3.56%	3.42%	3.79%	4.00%
Portfolio turnover	11%	10%	16%	16%	12%
1	The average shares outstanding method has been applied for per share information.
2

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

Delaware Tax-Free Minnesota Fund

					Year ended
Class C shares	8/31/15	8/31/14	8/31/13	8/31/12	8/31/11
Net asset value, beginning of period	$12.710	$12.010	$13.070	$12.520	$12.780
Income (loss) from investment operations:
Net investment income[1]	0.350	0.354	0.350	0.392	0.401
Net realized and unrealized gain (loss)	(0.067)	0.734	(0.973)	0.660	(0.207)
Total from investment operations	0.283	1.088	(0.623)	1.052	0.194
Less dividends and distributions from:
Net investment income	(0.353)	(0.353)	(0.350)	(0.393)	(0.402)
Net realized gain	—	(0.035)	(0.087)	(0.109)	(0.052)
Total dividends and distributions	(0.353)	(0.388)	(0.437)	(0.502)	(0.454)
Net asset value, end of period	$12.640	$12.710	$12.010	$13.070	$12.520
Total return[2]	2.25%	9.19%	(4.93%)	8.58%	1.66%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$45,393	$41,612	$42,985	$41,368	$34,425
Ratio of expenses to average net assets	1.62%	1.65%	1.65%	1.65%	1.66%
Ratio of expenses to average net assets prior to fees waived	1.71%	1.70%	1.70%	1.67%	1.68%
Ratio of net investment income to average net assets	2.76%	2.86%	2.72%	3.06%	3.27%
Ratio of net investment income to average net assets prior to fees waived	2.67%	2.81%	2.67%	3.04%	3.25%
Portfolio turnover	11%	10%	16%	16%	12%
1	Average shares outstanding has been applied for per share information.
2

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

Delaware Tax-Free Minnesota Fund

	Year ended
Institutional Class shares	8/31/15	12/31/13 to 8/31/14[1]
Net asset value, beginning of period	$12.660	$12.070
Income (loss) from investment operations:
Net investment income[2]	0.476	0.336
Net realized and unrealized gain (loss)	(0.067)	0.589
Total from investment operations	0.409	0.925
Less dividends and distributions from:
Net investment income	(0.479)	(0.335)
Total dividends and distributions	(0.479)	(0.335)
Net asset value, end of period	$12.590	$12.660
Total return[3]	3.27%	7.74%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$32,084	$17,533
Ratio of expenses to average net assets	0.62%	0.65%
Ratio of expenses to average net assets prior to fees waived	0.71%	0.70%
Ratio of net investment income to average net assets	3.76%	3.84%
Ratio of net investment income to average net assets prior to fees waived	3.67%	3.79%
Portfolio turnover	11%	10%[4]
1	Date of commencement of operations; ratios have been annualized and total return has not been annualized.
2	Average shares outstanding has been applied for per share information.
3

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

4	Portfolio turnover is representative of the Fund for the entire year.

Delaware Tax-Free Minnesota Intermediate Fund

					Year ended
Class A shares	8/31/15	8/31/14	8/31/13	8/31/12	8/31/11
Net asset value, beginning of period	$11.320	$10.840	$11.530	$11.130	$11.290
Income (loss) from investment operations:
Net investment income[1]	0.337	0.342	0.330	0.355	0.375
Net realized and unrealized gain (loss)	(0.100)	0.490	(0.675)	0.400	(0.160)
Total from investment operations	0.237	0.832	(0.345)	0.755	0.215
Less dividends and distributions from:
Net investment income	(0.337)	(0.342)	(0.330)	(0.355)	(0.375)
Net realized gain	—	(0.010)	(0.015)	—	—
Total dividends and distributions	(0.337)	(0.352)	(0.345)	(0.355)	(0.375)
Net asset value, end of period	$11.220	$11.320	$10.840	$11.530	$11.130
Total return[2]	2.12%	7.79%	(3.09%)	6.88%	2.02%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$84,663	$90,571	$90,110	$97,032	$87,924
Ratio of expenses to average net assets	0.85%	0.84%	0.84%	0.84%	0.84%
Ratio of expenses to average net assets prior to fees waived	0.98%	0.98%	0.97%	0.94%	0.95%
Ratio of net investment income to average net assets	2.98%	3.08%	2.89%	3.12%	3.43%
Ratio of net investment income to average net assets prior to fees waived	2.85%	2.94%	2.76%	3.02%	3.32%
Portfolio turnover	14%	14%	17%	21%	24%
1	Average shares outstanding has been applied for per share information.
2

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

Delaware Tax-Free Minnesota Intermediate Fund

					Year ended
Class C shares	8/31/15	8/31/14	8/31/13	8/31/12	8/31/11
Net asset value, beginning of period	$11.350	$10.860	$11.560	$11.160	$11.320
Income (loss) from investment operations:
Net investment income[1]	0.241	0.249	0.233	0.259	0.283
Net realized and unrealized gain (loss)	(0.110)	0.500	(0.685)	0.400	(0.160)
Total from investment operations	0.131	0.749	(0.452)	0.659	0.123
Less dividends and distributions from:
Net investment income	(0.241)	(0.249)	(0.233)	(0.259)	(0.283)
Net realized gain	—	(0.010)	(0.015)	—	—
Total dividends and distributions	(0.241)	(0.259)	(0.248)	(0.259)	(0.283)
Net asset value, end of period	$11.240	$11.350	$10.860	$11.560	$11.160
Total return[2]	1.16%	6.96%	(3.99%)	5.96%	1.16%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$11,740	$12,651	$14,538	$16,210	$13,949
Ratio of expenses to average net assets	1.70%	1.69%	1.69%	1.69%	1.69%
Ratio of expenses to average net assets prior to fees waived	1.73%	1.73%	1.72%	1.69%	1.70%
Ratio of net investment income to average net assets	2.13%	2.23%	2.04%	2.27%	2.58%
Ratio of net investment income to average net assets prior to fees waived	2.10%	2.19%	2.01%	2.27%	2.57%
Portfolio turnover	14%	14%	17%	21%	24%
1	Average shares outstanding has been applied for per share information.
2

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

Delaware Tax-Free Minnesota Intermediate Fund

	Year ended
Institutional Class shares	8/31/15	12/31/13 to 8/31/14[1]
Net asset value, beginning of period	$11.330	$10.950
Income (loss) from investment operations:
Net investment income[2]	0.354	0.255
Net realized and unrealized gain (loss)	(0.110)	0.380
Total from investment operations	0.244	0.635
Less dividends and distributions from:
Net investment income	(0.354)	(0.255)
Total dividends and distributions	(0.354)	(0.255)
Net asset value, end of period	$11.220	$11.330
Total return[3]	2.18%	5.85%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$4,402	$2,376
Ratio of expenses to average net assets	0.70%	0.69%
Ratio of expenses to average net assets prior to fees waived	0.73%	0.73%
Ratio of net investment income to average net assets	3.13%	3.21%
Ratio of net investment income to average net assets prior to fees waived	3.10%	3.17%
Portfolio turnover	14%	14%[4]
1	Date of commencement of operations; ratios have been annualized and total return has not been annualized.
2	Average shares outstanding has been applied for per share information.
3

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

4	Portfolio turnover is representative of the Fund for the entire year.

Delaware Minnesota High-Yield Municipal Bond Fund

					Year ended
Class A shares	8/31/15	8/31/14	8/31/13	8/31/12	8/31/11
Net asset value, beginning of period	$10.880	$10.250	$11.080	$10.490	$10.710
Income (loss) from investment operations:
Net investment income[1]	0.383	0.404	0.399	0.420	0.430
Net realized and unrealized gain (loss)	(0.039)	0.628	(0.831)	0.596	(0.222)
Total from investment operations	0.344	1.032	(0.432)	1.016	0.208
Less dividends and distributions from:
Net investment income	(0.384)	(0.402)	(0.398)	(0.426)	(0.428)
Total dividends and distributions	(0.384)	(0.402)	(0.398)	(0.426)	(0.428)
Net asset value, end of period	$10.840	$10.880	$10.250	$11.080	$10.490
Total return[2]	3.20%	10.25%	(4.06%)	9.86%	2.12%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$122,618	$119,044	$121,232	$124,717	$108,830
Ratio of expenses to average net assets	0.91%	0.89%	0.89%	0.89%	0.91%
Ratio of expenses to average net assets prior to fees waived	1.01%	0.99%	0.99%	0.97%	0.98%
Ratio of net investment income to average net assets	3.52%	3.82%	3.64%	3.89%	4.20%
Ratio of net investment income to average net assets prior to fees waived	3.42%	3.72%	3.54%	3.81%	4.13%
Portfolio turnover	16%	15%	14%	13%	5%
1	Average shares outstanding has been applied for per share information.
2

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

Delaware Minnesota High-Yield Municipal Bond Fund

					Year ended
Class C shares	8/31/15	8/31/14	8/31/13	8/31/12	8/31/11
Net asset value, beginning of period	$10.900	$10.270	$11.100	$10.510	$10.730
Income (loss) from investment operations:
Net investment income[1]	0.302	0.326	0.318	0.340	0.354
Net realized and unrealized gain (loss)	(0.029)	0.628	(0.832)	0.596	(0.222)
Total from investment operations	0.273	0.954	(0.514)	0.936	0.132
Less dividends and distributions from:
Net investment income	(0.303)	(0.324)	(0.316)	(0.346)	(0.352)
Total dividends and distributions	(0.303)	(0.324)	(0.316)	(0.346)	(0.352)
Net asset value, end of period	$10.870	$10.900	$10.270	$11.100	$10.510

Total return[2]	2.53%	9.41%	(4.77%)	9.03%	1.36%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$32,174	$32,279	$33,140	$33,432	$26,718
Ratio of expenses to average net assets	1.66%	1.64%	1.64%	1.64%	1.66%
Ratio of expenses to average net assets prior to fees waived	1.76%	1.74%	1.74%	1.72%	1.73%
Ratio of net investment income to average net assets	2.77%	3.07%	2.89%	3.14%	3.45%
Ratio of net investment income to average net assets prior to fees waived	2.67%	2.97%	2.79%	3.06%	3.38%
Portfolio turnover	16%	15%	14%	13%	5%
1	Average shares outstanding has been applied for per share information.
2

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

Delaware Minnesota High-Yield Municipal Bond Fund

	Year ended
Institutional Class shares	8/31/15	12/31/13 to 8/31/14[1]
Net asset value, beginning of period	$10.880	$10.350
Income (loss) from investment operations:
Net investment income[2]	0.410	0.312
Net realized and unrealized gain (loss)	(0.039)	0.528
Total from investment operations	0.371	0.840
Less dividends and distributions from:
Net investment income	(0.411)	(0.310)
Total dividends and distributions	(0.411)	(0.310)
Net asset value, end of period	$10.840	$10.880
Total return[3]	3.46%	8.21%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$14,841	$6,470
Ratio of expenses to average net assets	0.66%	0.64%
Ratio of expenses to average net assets prior to fees waived	0.76%	0.74%
Ratio of net investment income to average net assets	3.77%	4.04%
Ratio of net investment income to average net assets prior to fees waived	3.67%	3.94%
Portfolio turnover	16%	15%[4]
1	Date of commencement of operations; ratios have been annualized and total return has not been annualized.
2	Average shares outstanding has been applied for per share information.
3

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

4	Portfolio turnover is representative of the Fund for the entire year.

How to read the financial highlights

Net investment income (loss)
 Net investment income (loss) includes dividend and interest income earned from a fund's investments; it is calculated after expenses have been deducted.

Net realized and unrealized gain (loss) on investments
A realized gain occurs when we sell an investment at a profit, while a realized loss occurs when we sell an investment at a loss. When an investment increases or decreases in value but we do not sell it, we record an unrealized gain or loss. The amount of realized gain per share, if any, that we pay to shareholders would be listed under "Less dividends and distributions from: Net realized gain."

Net asset value (NAV)
 This is the value of a mutual fund share, calculated by dividing the net assets by the number of shares outstanding.

Total return
 This represents the rate that an investor would have earned or lost on an investment in a fund. In calculating this figure for the financial highlights table, we include applicable fee waivers, exclude front-end sales charges and contingent deferred sales charges, and assume the shareholder has reinvested all dividends and realized gains.

Net assets
 Net assets represent the total value of all the assets in a fund's portfolio, less any liabilities, that are attributable to that class of the fund.

Ratio of expenses to average net assets
 The expense ratio is the percentage of net assets that a fund pays annually for operating expenses and management fees. These expenses include accounting and administration expenses, services for shareholders, and similar expenses.

Ratio of net investment income (loss) to average net assets
 We determine this ratio by dividing net investment income (loss) by average net assets.

Portfolio turnover
 This figure tells you the amount of trading activity in a fund's portfolio. A turnover rate of 100% would occur if, for example, a fund bought and sold all of the securities in its portfolio once in the course of a year or frequently traded a single security. A high rate of portfolio turnover in any year may increase brokerage commissions paid and could generate taxes for shareholders on realized investment gains.

Additional information

Contact information

  Website: delawareinvestments.com

  Shareholder Service Center: 800 523-1918 (representatives available weekdays from 8:30 a.m. to 6:00 p.m. Eastern time)

    For fund information, literature, price, yield, and performance figures.

    For information on existing regular investment accounts and retirement plan accounts including wire investments, wire redemptions, telephone redemptions, and telephone exchanges.

  Automated telephone service: 800 523-1918 (seven days a week, 24 hours a day)

    For convenient access to account information or current performance information on all Delaware Investments ® Funds, use this touch-tone service.

  Written correspondence: P.O. Box 9876, Providence, RI 02940-8076 (by regular mail) or 4400 Computer Drive, Westborough, MA 01581-1722 (by overnight courier service).

Additional information about the Funds' investments is available in their annual and semiannual shareholder reports. In the Funds' annual shareholder report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during the period covered by the report. You can find more information about the Funds in their current SAI, which is filed electronically with the SEC, and which is legally a part of this Prospectus (it is incorporated by reference). To receive a free copy of the SAI, or the annual or semiannual reports, or if you have any questions about investing in the Funds, write to us at P.O. Box 9876, Providence, RI 02940-8076 by regular mail or
4400 Computer Drive, Westborough, MA 01581-1722 by overnight courier service, or call toll-free 800 523-1918. The SAI and shareholder reports are available, free of charge, through the Funds' website (delawareinvestments.com). You may also obtain additional information about the Funds from your financial advisor.

You can find reports and other information about the Funds on the EDGAR database on the SEC website (sec.gov). You may obtain copies of this information, after paying a duplication fee, by emailing the SEC at publicinfo@sec.gov or by writing to the Public Reference Section of the SEC,
100 F Street, NE, Washington, DC 20549-1520. Information about the Funds, including their SAI, can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. For information on the Public Reference Room, call the SEC at 202 551-8090.

PR-322 [8/15] PDF 20710 [12/15]

Investment Company Act number: 811-04973, 811-04364, 811-07742, 811-04989, 811-03910, and 811-02715

Statement of Additional Information

December 29, 2015

Nasdaq ticker symbols
Voyageur Insured Funds
Delaware Tax-Free Arizona Fund
Class A	VAZIX
Class C	DVACX
Institutional Class	DAZIX

Nasdaq ticker symbols
Voyageur Mutual Funds
Delaware Tax-Free California Fund
Class A	DVTAX
Class C	DVFTX
Institutional Class	DCTIX

Nasdaq ticker symbols
Voyageur Mutual Funds II
Delaware Tax-Free Colorado Fund
Class A	VCTFX
Class C	DVCTX
Institutional Class	DCOIX

Nasdaq tcker symbols
Voyageur Mutual Funds
Delaware Tax-Free Idaho Fund
Class A	VIDAX
Class C	DVICX
Institutional Class	DTIDX

Nasdaq ticker symbols
Voyageur Mutual Funds
Delaware Tax-Free New York Fund
Class A	FTNYX
Class C	DVFNX
Institutional Class	DTNIX

Nasdaq ticker symbols
Delaware Group® State Tax-Free Income Trust
Delaware Tax-Free Pennsylvania Fund
Class A	DELIX
Class C	DPTCX
Institutional Class	DTPIX

Nasdaq ticker symbols
Voyageur Tax Free Funds
Delaware Tax-Free Minnesota Fund
Class A	DEFFX
Class C	DMOCX
Institutional Class	DMNIX

Nasdaq ticker symbols
Voyageur Intermediate Tax Free Funds
Delaware Tax-Free Minnesota Intermediate Fund
Class A	DXCCX
Class C	DVSCX
Institutional Class	DMIIX

Nasdaq ticker symbols
Voyageur Mutual Funds
Delaware Minnesota High-Yield Municipal Bond Fund
Class A	DVMHX
Class C	DVMMX
Institutional Class	DMHIX

P.O. Box 9876, Providence, RI 02940-8076 (regular mail)
4400 Computer Drive, Westborough, MA 01581-1722 (overnight courier service)

For a Prospectus, Performance, and Information on Existing Accounts: 800 523-1918
For Dealer Services (Broker/Dealers only): 800 362-7500

This Statement of Additional Information ("SAI") supplements the information contained in the current prospectus (the "Prospectus"), dated Dec. 29, 2015, as it may be amended from time to time, for each of the municipal bond funds listed above (each a "Fund" and collectively, the "Funds").

This SAI should be read in conjunction with the Prospectus. This SAI is not itself a prospectus but is, in its entirety, incorporated by reference into the Prospectus. The Prospectus may be obtained through our website at delawareinvestments.com; by writing or calling your financial advisor; or by contacting the Funds' distributor, Delaware Distributors, L.P. (the "Distributor"), at the above addresses, or by calling the above phone numbers. Please do not send any correspondence to 2005 Market Street, Philadelphia, PA. The Funds' financial statements, the notes relating thereto, the financial highlights, and the report of the independent registered public accounting firm are incorporated by reference from each Fund's annual report ("Annual Report") into this SAI. An Annual Report will accompany any request for this SAI. An Annual Report can be obtained, without charge, by calling 800 523-1918.

AI-322 [8/15] PDF 20712 [12/15]

Table of contents
Organization and Classification
Investment Objectives, Restrictions, and Policies
Investment Strategies and Risks
Insurance
Disclosure of Portfolio Holdings Information
Management of the Trust
Investment Manager and Other Service Providers
Portfolio Managers
Trading Practices and Brokerage
Capital Structure
Purchasing Shares
Investment Plans
Determining Offering Price and Net Asset Value
Redemption and Exchange
Distributions and Taxes
Performance Information
Financial Statements
Principal Holders
Appendix A: Description of Ratings
Appendix B: Special Factors Affecting the Funds

Organization and Classification

Organization

This SAI describes the Funds, which are series of Voyageur Insured Funds, Voyageur Mutual Funds, Voyageur Tax Free Funds, Voyageur Intermediate Tax Free Funds, Voyageur Mutual Funds II, and Delaware Group® State Tax-Free Income Trust (individually and collectively, the "Trust"). The Funds offer Class A and Class C shares (collectively, the "Retail Classes"). Each Fund also offers an Institutional Class (collectively, the "Institutional Classes" and together with the Retail Classes, the "Classes"). All references to "shares" in this SAI refer to all classes of shares of the Funds, except where noted. The Funds' investment manager is Delaware Management Company (the "Manager"), a series of Delaware Management Business Trust (a Delaware statutory trust).

Delaware Tax-Free Pennsylvania Fund changed its fiscal year end to Aug. 31 in 2013.

Trust	Original Form of Organization (date)	Current Form of Organization (date)
Voyageur Insured Funds	Minnesota Corporation (Jan. 6, 1987)	Delaware Statutory Trust (Nov. 1, 1999)
Voyageur Intermediate Tax Free Funds	Minnesota Corporation (Jan. 21, 1985)	Delaware Statutory Trust (Nov. 1, 1999)
Voyageur Mutual Funds	Minnesota Corporation (April 14, 1993)	Delaware Statutory Trust (Nov. 1, 1999)
Voyageur Mutual Funds II	Minnesota Corporation (Jan. 13, 1987)	Delaware Statutory Trust (Nov. 1, 1999)
Voyageur Tax Free Funds	Minnesota Corporation (Nov. 10, 1983)	Delaware Statutory Trust (Nov. 1, 1999)
Delaware Group State Tax-Free Income Trust	Pennsylvania Business Trust (Nov. 23, 1976)	Delaware Statutory Trust (April 29, 2000)

Classification

Each Trust is an open-end management investment company. Each Fund's portfolio of assets is diversified as defined by the Investment Company Act of 1940, as amended (the "1940 Act"). The 1940 Act requires a "diversified" fund, with respect to 75% of the value of its total assets, to invest (1) no more than 5% of the value of the Fund's total assets in the securities of any one issuer and (2) in no more than 10% of the outstanding voting securities of such issuer. This limitation generally requires a diversified fund to invest in securities issued by a minimum of 16 issuers.

Investment Objectives, Restrictions, and Policies

Investment Objectives

The Funds' investment objectives are described in the Prospectus.

Fundamental Investment Restrictions

Each Fund has adopted the following restrictions that cannot be changed without approval by the holders of a "majority" of the Fund's outstanding shares, which is a vote by the holders of the lesser of (i) 67% or more of the voting securities present in person or by proxy at a meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy; or (ii) more than 50% of the outstanding voting securities. The percentage limitations contained in the restrictions and policies set forth herein apply at the time of purchase of securities.

Each Fund shall not:

1.  Make investments that will result in the concentration (as that term may be defined in the 1940 Act, any rule or order thereunder, or U.S. Securities and Exchange Commission ("SEC") staff interpretation thereof) of its investments in the securities of issuers primarily engaged in the same industry, provided that this restriction does not limit the Fund from investing in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, or in tax-exempt obligations.

2. Borrow money or issue senior securities, except as the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, may permit.

3. Underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition, or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933, as amended (the "1933 Act").

4. Purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments, and provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

5. Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

6. Except for Delaware Tax-Free New York Fund, make personal loans or loans of its assets to persons who control or are under common control with a Fund, except as the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, may permit. This restriction does not prevent a Fund from, among other things, purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker/dealers or institutional investors, or investing in loans, including assignments and participation interests.

6.a. With respect to Delaware Tax-Free New York Fund only, make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

Nonfundamental Investment Restrictions

In addition to the fundamental investment policies and investment restrictions described above, and the various general investment policies described in the Prospectus, each Fund will be subject to the following investment restriction, which is considered nonfundamental and may be changed by each Fund's respective Board without shareholder approval: Each Fund may not invest more than 15% of its net assets in securities that it cannot sell or dispose of in the ordinary course of business within seven days at approximately the value that the Fund has valued the investment.

In applying each Fund's concentration policy (i.e., investing more than 25% of its net assets in the securities of issuers primarily engaged in the same industry): (i) utility companies will be divided according to their services, for example, gas, gas transmission, electric, and telephone will each be considered a separate industry; (ii) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance, and diversified finance will each be considered a separate industry; and (iii) asset-backed securities will be classified according to the underlying assets securing such securities.

Except for the Funds' policy with respect to borrowing, any investment restriction or limitation that involves a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs immediately after an acquisition of securities or a utilization of assets and such excess results therefrom.

Portfolio Turnover

Portfolio trading will be undertaken principally to accomplish each Fund's respective investment objective. The Funds are free to dispose of portfolio securities at any time, subject to complying with the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code"), and the 1940 Act, when changes in circumstances or conditions make such a move desirable in light of each Fund's respective investment objective. The Funds will not attempt to achieve or be limited to a predetermined rate of portfolio turnover. Such turnover always will be incidental to transactions undertaken with a view to achieving each Fund's respective investment objective.

The portfolio turnover rate tells you the amount of trading activity in a Fund's portfolio. A turnover rate of 100% would occur, for example, if all of a Fund's investments held at the beginning of a year were replaced by the end of the year, or if a single investment was frequently traded. The turnover rate also may be affected by cash requirements from redemptions and repurchases of a Fund's shares. A high rate of portfolio turnover in any year may increase brokerage commissions paid and could generate taxes for shareholders on realized investment gains. In investing to achieve its investment objective, a Fund may hold securities for any period of time.

It is possible that a Fund's annual portfolio turnover rate may be greater than 100%; however, a Fund is not expected to have a portfolio turnover rate in excess of 100%.

For the past two fiscal years, the Funds' portfolio turnover rates were as follows:

Fund	2014	2015
Delaware Tax-Free Arizona Fund	11%	12%
Delaware Tax-Free California Fund	13%	24%
Delaware Tax-Free Colorado Fund	22%	10%
Delaware Tax-Free Idaho Fund	16%	7%
Delaware Tax-Free Minnesota Fund	10%	11%
Delaware Tax-Free Minnesota Intermediate Fund	14%	14%
Delaware Minnesota High-Yield Municipal Bond Fund	15%	16%
Delaware Tax-Free New York Fund	20%	6%
Delaware Tax-Free Pennsylvania Fund	7%	13%

Investment Strategies and Risks

The Funds' investment objectives, strategies, and risks are described in the Prospectus. Certain additional information is provided below.  The following discussion supplements the description of the Funds' investment strategies and risks that are included in the Prospectus. The Funds' investment strategies are nonfundamental and may be changed without shareholder approval.

Tax–Exempt Obligations—Generally

The Funds invest primarily in tax-exempt obligations, often referred to as municipal bonds. The term "Tax-Exempt Obligations" refers to debt obligations issued by or on behalf of a state or that state's counties, municipalities, authorities, agencies, or other subdivisions, as by the District of Columbia and United States territories such as Puerto Rico, Guam, or the U.S. Virgin Islands. These securities generally pay interest free from federal income tax (except, in certain instances, the alternative minimum tax, which will depend on a shareholder's tax status) and from state personal income taxes, if any, for residents of that state. Generally for all Tax-Exempt Obligations, the issuer pays a fixed, floating or variable rate of interest, and must repay the amount borrowed (the "principal") at maturity. Tax-Exempt Obligations are issued to raise money for a variety of public or private purposes, including financing state or local government, specific projects, or public facilities. Tax-Exempt Obligations are classified as general or revenue obligations.

The value of the Tax-Exempt Obligations may be highly sensitive to events affecting the fiscal stability of the municipalities, agencies, authorities and other instrumentalities that issue securities. In particular, economic, legislative, regulatory, or political developments affecting the ability of the issuers to pay interest or repay principal may significantly affect the value of a Fund's investments. These developments can include or arise from, for example, insolvency of an issuer, uncertainties related to the tax status of municipal securities, tax base erosion, state or federal constitutional limits on tax increases or other actions, budget deficits and other financial difficulties, or changes in the credit ratings assigned to municipal issuers.

Securities in which the Funds may invest, including Tax-Exempt Obligations, are subject to the provisions of bankruptcy, insolvency, reorganization, and other laws affecting the rights and remedies of creditors, such as the federal Bankruptcy Code, and laws, if any, which may be enacted by the U.S. Congress or a state's legislature extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations within constitutional limitations. There is also the possibility that, as a result of litigation or other conditions, the power or ability of issuers to meet their obligations for the payment of interest on and principal of their Tax-Exempt Obligations may be materially affected.

Each Fund also concentrates its investments in a particular state. Therefore, there are risks associated with each Fund that would not be present if the Fund were diversified nationally. These risks include any new legislation that would adversely affect Tax-Exempt Obligations, regional or local economic conditions that could adversely affect such obligations, and differing levels of supply and demand for municipal bonds particular to the state in which a Fund focuses its investments.

From time to time, legislation, some of which became law, has been introduced in the U.S. Congress for the purpose of restricting the availability of, or eliminating the federal income tax exemption for, interest on Tax-Exempt Obligations. Additional proposals may be introduced in the future which, if enacted, could affect the availability of Tax-Exempt Obligations for investment by the Funds and the value of each Fund's portfolio. In such event, management of the Funds may discontinue the issuance of shares to new investors and may reevaluate each Fund's investment objective and policies and submit possible changes in the structure of each Fund for shareholder approval.

To the extent that the ratings given by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's ("S&P"), or Fitch, Inc. ("Fitch") for Tax-Exempt Obligations may change as a result of changes in such organizations or their rating systems, the Funds will attempt to use comparable ratings as standards for their investments in accordance with the investment policies contained in the Funds' Prospectus and this SAI. The ratings of Moody's, S&P, and Fitch represent their opinions as to the quality of the Tax-Exempt Obligations, which they undertake to rate. It should be emphasized, however, that ratings are relative and subjective and are not absolute standards of quality. Although these ratings provide an initial criterion for selection of portfolio investments, the Manager will subject these securities to other evaluative criteria prior to investing in such securities.

General obligation bonds. Issuers of general obligation bonds include states, counties, cities, towns, and regional districts. The proceeds of these obligations are used to fund a wide range of public projects, including construction or improvement of schools, highways, and roads. The basic security behind general obligation bonds is the issuer's pledge of its full faith, credit, and taxing power for the payment of principal and interest. The taxes that can be levied for the payment of debt service may be limited or unlimited as to the rate or amount of special assessments.

Revenue bonds. The full faith, credit, and taxing power of the issuer do not secure revenue bonds. Instead, the principal security for a revenue bond generally is the net revenue derived from a particular facility, group of facilities, or, in some cases, the proceeds of a special excise tax or other specific revenue source. Revenue bonds are issued to finance a wide variety of capital projects, including: electric, gas, water, and sewer systems; highways, bridges, and tunnels; port and airport facilities; colleges and universities; and hospitals. The principal security behind these bonds may vary. For example, housing finance authorities have a wide range of security, including partially or fully insured mortgages, rent subsidized and/or collateralized mortgages, and/or the net revenues from housing or other public projects. Many bonds provide additional security in the form of a debt service reserve fund that may be used to make principal and interest payments. Some authorities have further security in the form of state assurances (although without obligation) to make up deficiencies in the debt service reserve fund. As a result, an investment in revenue obligations is subject to greater risk of delay or non-payment if revenue does not accrue as expected or if other conditions are not met for reasons outside the control of a Fund. Conversely, if revenue accrues more quickly than anticipated, a Fund may receive payment before expected and have difficulty reinvesting the proceeds on equally favorable terms.

Derivatives Instruments

The Funds may invest in some or all of the following types of derivatives instruments, all of which are described in more detail in this section: futures, options, and swaps. Each Fund may invest up to an aggregate of 20% of its net assets in futures, options, and swaps as long as each Fund's investments in these investments, when aggregated with other taxable investments and securities that are rated below investment grade, do not exceed 20% of a Fund's net assets, except for Delaware Minnesota High-Yield Municipal Bond Fund, which will invest more than 20% of its net assets in securities that are rated below investment grade.

Generally, derivatives are financial instruments whose values depend on, or are derived from, the value of one or more underlying assets, reference rates, or indices (a "reference instrument") and may relate to stocks, bonds, interest rates, currencies, commodities, or related indices. Derivatives instruments allow a Fund to gain or reduce exposure to the value of a reference instrument without actually owning or selling the instrument. Because some derivatives instruments used by a Fund may oblige the Fund to make payments or incur additional obligations in the future, the SEC requires mutual funds to "cover" or segregate liquid assets equal to the potential exposure created by such derivatives. For more information about segregating assets, see "Segregation of Assets" in this section.

The Funds may value derivatives instruments at market value, notional value, or full exposure value (i.e., the sum of the notional amount for the contract plus the market value). The manner in which certain securities or other instruments are valued by the Funds may differ from the manner in which those investments are valued by other types of investors.

Exclusion from commodity pool operator definition. The Funds have claimed an exclusion from the definition of "commodity pool operator" ("CPO") under the Commodity Exchange Act ("CEA") and the rules of the Commodity Futures Trading Commission ("CFTC") and, therefore, are not subject to CFTC registration or regulation as a CPO. In addition, the Manager is relying upon a related exclusion from the definition of "commodity trading advisor" ("CTA") under the CEA and the rules of the CFTC.

The terms of the CPO exclusion require a Fund, among other things, to adhere to certain limits on its investments in "commodity interests." Commodity interests include commodity futures, commodity options, and certain swaps, which in turn include nondeliverable currency forwards, as further described below. Because the Manager and the Funds intend to comply with the terms of the CPO exclusion, each Fund may, in the future, need to adjust its investment strategies, consistent with its investment goal, to limit its investments in these types of instruments. The Funds are not intended as a vehicle for trading in the commodity futures, commodity options, or swaps markets. The CFTC has neither reviewed nor approved the Manager's reliance on these exclusions, or a Fund, its investment strategies, or this SAI.

Generally, the exclusion from CPO regulation on which the Manager relies requires a Fund to meet one of the following tests for its commodity interest positions, other than positions entered into for bona fide hedging purposes (as defined in the rules of the CFTC): either (1) the aggregate initial margin and premiums required to establish the Fund's positions in commodity interests may not exceed 5% of the liquidation value of the Fund's portfolio (after taking into account unrealized profits and unrealized losses on any such positions); or (2) the aggregate net notional value of the Fund's commodity interest positions, determined at the time the most recent such position was established, may not exceed the liquidation value of the Fund's portfolio (after taking into account unrealized profits and unrealized losses on any such positions). In addition to meeting one of these trading limitations, a Fund may not market itself as a commodity pool or otherwise as a vehicle for trading in the commodity futures, commodity options, or swaps markets. If, in the future, a Fund can no longer satisfy these requirements, the Manager would withdraw its notice claiming an exclusion from the definition of a CPO, and the Manager would be subject to registration and regulation as a CPO with respect to the Fund; in that case, the Manager and the Fund would need to comply with all applicable CFTC disclosure, reporting, operational, and other regulations, which could increase Fund expenses.

Developing government regulation of derivatives. The regulation of cleared and uncleared swaps, as well as other derivatives, is a rapidly changing area of law and is subject to modification by government and judicial action. In addition, the SEC, CFTC, and the exchanges are authorized to take extraordinary actions in the event of a market emergency, including, for example, the implementation or reduction of speculative position limits, the implementation of higher margin requirements, the establishment of daily price limits, and the suspension of trading.

It is not possible to predict fully the effects of current or future regulation. However, it is possible that developments in government regulation of various types of derivatives instruments, such as speculative position limits on certain types of derivatives, or limits or restrictions on the counterparties with which a Fund engages in derivatives transactions, may limit or prevent the Fund from using or limit the Fund's use of these instruments effectively as a part of its investment strategy, and could adversely affect the Fund's ability to achieve its investment goal(s). The Manager will continue to monitor developments in this area. New requirements, even if not directly applicable to a Fund, may increase the cost of the Fund's investments and cost of doing business.

Duration

Most debt obligations provide interest (coupon) payments in addition to a final (par) payment at maturity. Some obligations also have call provisions. Depending on the relative magnitude of these payments and the nature of the call provisions, the market values of debt obligations may respond differently to changes in the level and structure of interest rates. Traditionally, a debt security's term-to-maturity has been used as a proxy for the sensitivity of the security's price to changes in interest rates (which is the interest rate risk or volatility of the security). However, term-to-maturity measures only the time until a debt security provides its final payment, taking no account of the pattern of the security's payments prior to maturity.

Duration is a measure of the expected life of a fixed income security that was developed as a more precise alternative to the concept of term-to-maturity. Duration incorporates a bond's yield, coupon interest payments, final maturity, and call features into one measure. Duration is one of the fundamental tools used by the Manager in the selection of fixed income securities. Duration is a measure of the expected life of a fixed income security on a present value basis. Duration takes the length of the time intervals between the present time and the time that the interest and principal payments are scheduled or, in the case of a callable bond, expected to be received, and weights them by the present values of the cash to be received at each future point in time. For any fixed income security with interest payments occurring prior to the payment of principal, duration is always less than maturity. In general, all other factors being the same, the lower the stated or coupon rate of interest of a fixed income security, the longer the duration of the security; conversely, the higher the stated or coupon rate of interest of a fixed income security, the shorter the duration of the security.

There are some situations where even the standard duration calculation does not properly reflect the interest rate exposure of a security. For example, floating and variable rate securities often have final maturities of 10 or more years; however, their interest rate exposure corresponds to the frequency of the coupon reset. Another example where the interest rate exposure is not properly captured by duration is the case of mortgage pass-through securities. The stated final maturity of such securities is generally 30 years, but current prepayment rates are more critical in determining the securities' interest rate exposure. In these and other similar situations, the Manager will use sophisticated analytical techniques that incorporate the economic life of a security into the determination of its interest rate exposure.

Futures and Options on Futures

Each Fund may invest up to an aggregate of 20% of its net assets in futures, options, and swaps, as long as each Fund's investments in these investments, when aggregated with other taxable investments and securities that are rated below investment grade, do not exceed 20% of a Fund's net assets, except for Delaware Minnesota High-Yield Municipal Bond Fund, which will invest more than 20% of its net assets in securities that are rated below investment grade.

Certain Funds may enter into futures contracts and options on futures contracts with respect to fixed income securities, interest rate, or securities indices (other than Delaware Minnesota High-Yield Municipal Bond Fund), including any index of securities in which a Fund may invest. These transactions may be entered into for bona fide hedging and other permissible risk-management purposes. Futures and options will be used to facilitate allocation of a Fund's investments among asset classes, to generate income, or to hedge against changes in interest rates or declines in securities prices or increases in prices of securities proposed to be purchased. Different uses of futures and options have different risk and return characteristics. Generally, selling futures contracts, purchasing put options, and writing (i.e., selling) call options are strategies designed to protect against falling securities prices and can limit potential gains if prices rise. Purchasing futures contracts, purchasing call options, and writing put options are strategies whose returns tend to rise and fall together with securities prices and can cause losses if prices fall. If securities prices remain unchanged over time, option writing strategies tend to be profitable, while option buying strategies tend to decline in value.

Futures contracts. Generally, a futures contract is a standard binding agreement to buy or sell a specified quantity of an underlying reference instrument, such as a specific security, currency or commodity, at a specified price at a specified later date. A "sale" of a futures contract means the acquisition of a contractual obligation to deliver the underlying reference instrument called for by the contract at a specified price on a specified date. A "purchase" of a futures contract means the acquisition of a contractual obligation to acquire the underlying reference instrument called for by the contract at a specified price on a specified date. The purchase or sale of a futures contract will allow a Fund to increase or decrease its exposure to the underlying reference instrument without having to buy the actual instrument.

The underlying reference instruments to which futures contracts may relate include non-U.S. currencies, interest rates, stock and bond indices, and debt securities, including U.S. government debt obligations. In most cases the contractual obligation under a futures contract may be offset, or "closed out," before the settlement date so that the parties do not have to make or take delivery. The closing out of a contractual obligation is usually accomplished by buying or selling, as the case may be, an identical, offsetting futures contract. This transaction, which is effected through a member of an exchange, cancels the obligation to make or take delivery of the underlying instrument or asset. Although some futures contracts by their terms require the actual delivery or acquisition of the underlying instrument or asset, some require cash settlement.

Futures contracts may be bought and sold on U.S. and non-U.S. exchanges. Futures contracts in the U.S. have been designed by exchanges that have been designated "contract markets" by the CFTC and must be executed through a futures commission merchant ("FCM"), which is a brokerage firm that is a member of the relevant contract market. Each exchange guarantees performance of the contracts as between the clearing members of the exchange, thereby reducing the risk of counterparty default. Futures contracts may also be entered into on certain exempt markets, including exempt boards of trade and electronic trading facilities, available to certain market participants. Because all transactions in the futures market are made, offset, or fulfilled by an FCM through a clearinghouse associated with the exchange on which the contracts are traded, a Fund will incur brokerage fees when it buys or sells futures contracts.

The Funds generally buy and sell futures contracts only on contract markets (including exchanges or boards of trade) where there appears to be an active market for the futures contracts, but there is no assurance that an active market will exist for any particular contract or at any particular time. An active market makes it more likely that futures contracts will be liquid and bought and sold at competitive market prices. In addition, many of the futures contracts available may be relatively new instruments without a significant trading history. As a result, there can be no assurance that an active market will develop or continue to exist.

When a Fund enters into a futures contract, it must deliver to an account controlled by the FCM (that has been selected by the Fund), an amount referred to as "initial margin" that currently ranges from 1% to 15% of the contract amount. Initial margin requirements are determined by the respective exchanges on which the futures contracts are traded and the FCM. Thereafter, a "variation margin" amount may be required to be paid by a Fund or received by the Fund in accordance with margin controls set for such accounts, depending upon changes in the price of the underlying reference instrument subject to the futures contract. The account is marked-to-market daily and the variation margin is monitored by the Manager and the Funds' custodian on a daily basis. When the futures contract is closed out, if a Fund has a loss equal to or greater than the margin amount, the margin amount is paid to the FCM along with any loss in excess of the margin amount. If a Fund has a loss of less than the margin amount, the excess margin is returned to the Fund. If a Fund has a gain, the full margin amount and the amount of the gain are paid to the Fund.

Some futures contracts provide for the delivery of securities that are different than those that are specified in the contract. For a futures contract for delivery of debt securities, on the settlement date of the contract, adjustments to the contract can be made to recognize differences in value arising from the delivery of debt securities with a different interest rate from that of the particular debt securities that were specified in the contract. In some cases, securities called for by a futures contract may not have been issued when the contract was written.

Risks of futures contracts. The Funds' use of futures contracts is subject to the risks associated with derivatives instruments generally. In addition, a purchase or sale of a futures contract may result in losses to a Fund in excess of the amount that the Fund delivered as initial margin. Because of the relatively low margin deposits required, futures trading involves a high degree of leverage; as a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, or gain, to a Fund. In addition, if a Fund has insufficient cash to meet daily variation margin requirements or close out a futures position, it may have to sell securities from its portfolio at a time when it may be disadvantageous to do so. Adverse market movements could cause a Fund to experience substantial losses on an investment in a futures contract.

There is a risk of loss by a Fund of the initial and variation margin deposits in the event of bankruptcy of the FCM with which the Fund has an open position in a futures contract. The assets of a Fund may not be fully protected in the event of the bankruptcy of the FCM or central counterparty because the Fund might be limited to recovering only a pro rata share of all available funds and margin segregated on behalf of an FCM's customers. If the FCM does not provide accurate reporting, a Fund is also subject to the risk that the FCM could use the Fund's assets, which are held in an omnibus account with assets belonging to the FCM's other customers, to satisfy its own financial obligations or the payment obligations of another customer to the central counterparty.

A Fund may not be able to properly hedge or effect its strategy when a liquid market is unavailable for the futures contract the Fund wishes to close, which may at times occur. In addition, when futures contracts are used for hedging, there may be an imperfect correlation between movements in the prices of the underlying reference instrument on which the futures contract is based and movements in the prices of the assets sought to be hedged.

If the Manager's investment judgment about the general direction of market prices or interest or currency exchange rates is incorrect, a Fund's overall performance will be poorer than if it had not entered into a futures contract. For example, if a Fund has purchased futures to hedge against the possibility of an increase in interest rates that would adversely affect the price of bonds held in its portfolio and interest rates instead decrease, the Fund will lose part or all of the benefit of the increased value of the bonds which it has hedged. This is because its losses in its futures positions will offset some or all of its gains from the increased value of the bonds.

The difference (called the "spread") between prices in the cash market for the purchase and sale of the underlying reference instrument and the prices in the futures market is subject to fluctuations and distortions due to differences in the nature of those two markets. First, all participants in the futures market are subject to initial deposit and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close futures contracts through offsetting transactions that could distort the normal pricing spread between the cash and futures markets. Second, the liquidity of the futures markets depends on participants entering into offsetting transactions rather than making or taking delivery of the underlying instrument. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, resulting in pricing distortion. Third, from the point of view of speculators, the margin deposit requirements that apply in the futures market are less onerous than similar margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. When such distortions occur, a correct forecast of general trends in the price of an underlying reference instrument by the Manager may still not necessarily result in a profitable transaction.

Futures contracts that are traded on non-U.S. exchanges may not be as liquid as those purchased on CFTC-designated contract markets. In addition, non-U.S. futures contracts may be subject to varied regulatory oversight. The price of any non-U.S. futures contract and, therefore, the potential profit and loss thereon, may be affected by any change in the non-U.S. exchange rate between the time a particular order is placed and the time it is liquidated, offset or exercised.

The CFTC and the various exchanges have established limits referred to as "speculative position limits" on the maximum net long or net short position that any person, such as a Fund, may hold or control in a particular futures contract. Trading limits are also imposed on the maximum number of contracts that any person may trade on a particular trading day. An exchange may order the liquidation of positions found to be in violation of these limits and it may impose other sanctions or restrictions. The regulation of futures, as well as other derivatives, is a rapidly changing area of law.

Futures exchanges may also limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. This daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and does not limit potential losses because the limit may prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

Options on futures contracts. Options on futures contracts trade on the same contract markets as the underlying futures contract. When a Fund buys an option, it pays a premium for the right, but does not have the obligation, to purchase (call) or sell (put) a futures contract at a set price (called the exercise price). The purchase of a call or put option on a futures contract, whereby the Fund has the right to purchase or sell, respectively, a particular futures contract, is similar in some respects to the purchase of a call or put option on an individual security or currency. Depending on the premium paid for the option compared to either the price of the futures contract upon which it is based or the price of the underlying reference instrument, the option may be less risky than direct ownership of the futures contract or the underlying reference instrument. For example, a Fund could purchase a call option on a long futures contract when seeking to hedge against an increase in the market value of the underlying reference instrument, such as appreciation in the value of a non-U.S. currency against the U.S. dollar.

The seller (writer) of an option becomes contractually obligated to take the opposite futures position if the buyer of the option exercises its rights to the futures position specified in the option. In return for the premium paid by the buyer, the seller assumes the risk of taking a possibly adverse futures position. In addition, the seller will be required to post and maintain initial and variation margin with the FCM. One goal of selling (writing) options on futures may be to receive the premium paid by the option buyer.

For more general information about the mechanics of purchasing and writing options, see "Options" below.

Risks of options on futures contracts. A Fund's use of options on futures contracts is subject to the risks related to derivatives instruments generally. In addition, the amount of risk a Fund assumes when it purchases an option on a futures contract is the premium paid for the option plus related transaction costs. The purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased. The seller (writer) of an option on a futures contract is subject to the risk of having to take a possibly adverse futures position if the purchaser of the option exercises its rights. If the seller were required to take such a position, it could bear substantial losses. An option writer has potentially unlimited economic risk because its potential loss, except to the extent offset by the premium received, is equal to the amount the option is "in-the-money" at the expiration date. A call option is in-the-money if the value of the underlying futures contract exceeds the exercise price of the option. A put option is in-the-money if the exercise price of the option exceeds the value of the underlying futures contract.

High Yield Securities ("Junk bonds")

Each Fund (except for Delaware Minnesota High-Yield Municipal Bond Fund) may invest up to 20% of its net assets in high yield, high-risk fixed income securities or junk bonds. Delaware Minnesota High-Yield Municipal Bond Fund may invest without limit in high yield, high-risk fixed income securities. Securities rated lower than BBB- by S&P or Baa3 by Moody's or similarly rated by another nationally recognized statistical ratings organization ("NRSRO") are commonly known as junk bonds.

Junk bonds are often considered to be speculative and involve significantly higher risk of default on the payment of principal and interest or are more likely to experience significant price fluctuation due to changes in the issuer's creditworthiness. Market prices of these securities may fluctuate more than higher-rated debt securities and may decline significantly in periods of general economic difficulty which may follow periods of rising interest rates. Although the market for high yield corporate debt securities has been in existence for many years and has weathered previous economic downturns, the market in recent years has experienced a dramatic increase in the large-scale use of such securities to fund highly leveraged corporate acquisitions and restructurings. Accordingly, past experience may not provide an accurate indication of future performance of the high yield bond market, especially during periods of economic recession. See "Appendix A — Description of Ratings."

The market for lower-rated securities may be less active than that for higher-rated securities, which can adversely affect the prices at which these securities can be sold. If market quotations are not available, these securities will be valued in accordance with procedures established by the Board, including the use of outside pricing services. Judgment plays a greater role in valuing high yield corporate debt securities than is the case for securities for which more external sources for quotations and last-sale information are available. Adverse publicity and changing investor perceptions may affect the ability of outside pricing services used by a Fund to value its portfolio securities and the Fund's ability to dispose of these lower-rated debt securities.

Since the risk of default is higher for lower-quality securities, the Manager's research and credit analysis is an integral part of managing any securities of this type. In considering junk bond investments, the Manager will attempt to identify those issuers of high yielding securities whose financial conditions are adequate to meet future obligations, have improved, or are expected to improve in the future. The Manager's analysis focuses on relative values based on such factors as interest or dividend coverage, asset coverage, earnings prospects, and the experience and managerial strength of the issuer. There can be no assurance that such analysis will prove accurate.

A Fund may choose, at its expense or in conjunction with others, to pursue litigation or otherwise exercise its rights as security holder to seek to protect the interests of security holders if it determines this to be in the best interest of shareholders.

Illiquid and Restricted Securities

Each Fund is permitted to invest up to 15% of its respective net assets in illiquid securities. An investment is generally deemed to be illiquid if it cannot be sold within seven days in the ordinary course of business at approximately the amount at which a Fund is valuing the investment. Illiquid securities, for purposes of this policy, include repurchase agreements maturing in more than seven days.

Each Fund may purchase privately placed debt and other securities whose resale is restricted under applicable securities laws. Such restricted securities generally offer a higher return than comparable registered securities but involve some additional risk since they can be resold only in privately negotiated transactions or after registration under applicable securities laws. The registration process may involve delays which could result in a Fund obtaining a less favorable price on a resale.

Each Fund may invest in restricted securities, including securities eligible for resale without registration pursuant to Rule 144A ("Rule 144A Securities") under the 1933 Act. Rule 144A exempts many privately placed and legally restricted securities from the registration requirements of the 1933 Act and permits such securities to be freely traded among certain institutional buyers such as the Funds. Restricted securities generally offer a higher return potential than comparable registered securities but involve some additional risk since they can be resold only in privately negotiated transactions or after registration under applicable securities laws. The registration process may involve delays which would result in a Fund obtaining a less favorable price on a resale.

While maintaining oversight, the Board has delegated to the Manager the day-to-day functions of determining whether or not individual Rule 144A Securities are liquid for purposes of a Fund's limitation on investments in illiquid assets. The Board has instructed the Manager to consider the following factors in determining the liquidity of a Rule 144A Security: (i) the frequency of trades and trading volume for the security; (ii) whether at least three dealers are willing to purchase or sell the security and the number of potential purchasers; (iii) whether at least two dealers are making a market in the security; and (iv) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer).

If the Manager determines that a Rule 144A Security which was previously determined to be liquid is no longer liquid and, as a result, a Fund's holdings of illiquid securities exceed its limit on investment in such securities, the Manager will determine what action shall be taken to ensure that the Fund continues to adhere to such limitation.

Inverse Floaters

Each Fund may invest up to 25% of its net assets in inverse floaters when the underlying bond is tax-exempt. Otherwise, each Fund's investments in taxable instruments and securities rated below investment grade, including inverse floaters on taxable bonds, are limited to 20% of a Fund's respective net assets, except for Delaware Minnesota High-Yield Municipal Bond Fund, which will invest more than 20% of its net assets in securities that are rated below investment grade.

Inverse floaters are instruments with floating or variable interest rates that move in the opposite direction to short-term interest rates or interest rate indices. Certain expenses of an inverse floater program will be deemed to be expenses of a Fund where the Fund has transferred its own municipal bonds to the trust that issues the inverse floater. To the extent that income from the inverse floater offsets these expenses, the additional income will have a positive effect on a Fund's performance. Conversely, to the extent that these expenses exceed income earned from the trust collateral, the shortfall will have a negative effect on performance. Typically, a Fund invests in inverse floaters that permit the holder of the inverse floater to terminate the program in the event the fees and interest expense exceed income earned by the municipal bonds held by the trust. Inverse floaters may be more volatile than other tax-exempt investments.

Investment Companies

Each Fund may invest in other investment companies to the extent permitted by the 1940 Act, SEC rules thereunder and exemptions thereto.

With respect to unaffiliated funds in which a Fund may invest, Section 12(d)(1)(A) of the 1940 Act requires that, as determined immediately after a purchase is made, (i) not more than 5% of the value of the Fund's total assets will be invested in the securities of any one investment company, (ii) not more than 10% of the value of the Fund's total assets will be invested in securities of investment companies as a group, and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund. A Fund will limit its investments in unaffiliated funds in accordance with the Section 12(d)(1)(A) limitations set forth above, except to the extent that any rules, regulations or no-action or exemptive relief under the 1940 Act permits the Fund's investments to exceed such limits in unaffiliated underlying funds. To the extent that a Fund invests in another investment company, because other investment companies pay advisory, administrative and service fees that are borne indirectly by investors, such as the Fund, there may be duplication of investment management and other fees. A Fund may also invest its cash balances in affiliated money market funds to the extent permitted by its investment policies and rules and exemptions granted under the 1940 Act.

A Fund may invest in securities issued by closed-end funds, subject to any of its investment policies. If a Fund invests in shares issued by leveraged closed-end funds, it will face certain risks associated with leveraged investments. Investments in closed-end funds are subject to additional risks. For example, the price of the closed-end fund's shares quoted on an exchange may not reflect the NAV of the securities held by the closed-end fund, and the premium or discount the share prices represent versus NAV may change over time based on a variety of factors, including supply of and demand for the closed-end fund's shares, that are outside the closed-end fund's control or unrelated to the value of the underlying portfolio securities. If a Fund invests in the closed-end fund to gain exposure to the closed-end fund's investments, the lack of correlation between the performance of the closed-end fund's investments and the closed-end fund's share price may compromise or eliminate any such exposure.

Municipal Lease Obligations

Each Fund may invest in municipal lease obligations, primarily through certificates of participation, which represent a proportionate interest in the payments under a specified lease or leases.

Municipal lease obligations generally are issued to support a government's infrastructure by financing or refinancing equipment or property acquisitions or the construction, expansion, or rehabilitation of public facilities. In such transactions, equipment or property is leased to a state or local government, which, in turn, pays lease payments to the lessor consisting of interest and principal payments on the obligations. Municipal lease obligations differ from other municipal securities because each year the lessee's governing body must appropriate (set aside) the money to make the lease payments. If the money is not appropriated, the issuer or the lessee typically can end the lease without penalty. If the lease is cancelled, investors who own the municipal lease obligations may not be paid.

Because annual appropriations are required to make lease payments, municipal lease obligations generally are not subject to constitutional limitations on the issuance of debt, and may allow an issuer to increase government liabilities beyond constitutional debt limits. When faced with increasingly tight budgets, local governments have more discretion to curtail lease payments under a municipal lease obligation than they do to curtail payments on other municipal securities. If not enough money is appropriated to make the lease payments, the leased property may be repossessed as security for holders of the municipal lease obligations. If this happens, there is no assurance that the property's private sector or releasing value will be enough to make all outstanding payments on the municipal lease obligations or that the payments will continue to be tax-free.

While cancellation risk is inherent to municipal lease obligations, the Manager believes that this risk may be reduced, although not eliminated, by its policies on the credit quality of municipal securities in which it may invest.

Options

The Funds, other than Delaware Minnesota High-Yield Municipal Bond Fund, may purchase and write put and call options on the securities in which they invest and on securities indices. Delaware Minnesota High-Yield Municipal Bond Fund may purchase call options, write call options on a covered basis, write secured put options, and purchase put options on a covered basis only, and will not engage in option writing strategies for speculative purposes. Delaware Minnesota High-Yield Municipal Bond Fund may invest in options that are either listed on a national securities exchange (an "Exchange") or traded over-the-counter. Delaware Minnesota High-Yield Municipal Bond Fund may write covered call options from time to time on such portion of its portfolio as the Manager determines is appropriate in seeking to achieve the Fund's investment objective.

Overview. An option is a contract that gives the purchaser of the option, in return for the premium paid, the right to buy an underlying reference instrument, such as a specified security, currency, index, or other instrument, from the writer of the option (in the case of a call option), or to sell a specified reference instrument to the writer of the option (in the case of a put option) at a designated price during the term of the option. The premium paid by the buyer of an option will reflect, among other things, the relationship of the exercise price to the market price and the volatility of the underlying reference instrument; the remaining term of the option, supply, demand, or interest rates; and/or currency exchange rates. An American style put or call option may be exercised at any time during the option period while a European style put or call option may be exercised only upon expiration or during a fixed period prior thereto. Put and call options are traded on national securities exchanges and in the OTC market.

Options traded on national securities exchanges are within the jurisdiction of the SEC or other appropriate national securities regulator, as are securities traded on such exchanges. As a result, many of the protections provided to traders on organized exchanges will be available with respect to such transactions. In particular, all option positions entered into on a national securities exchange in the U.S. are cleared and guaranteed by the Options Clearing Corporation, thereby reducing the risk of counterparty default. Furthermore, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the OTC market, potentially permitting a Fund to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements. There is no assurance, however, that higher than anticipated trading activity or other unforeseen events might not temporarily render the capabilities of the Options Clearing Corporation inadequate, and thereby result in the exchange instituting special procedures which may interfere with the timely execution of a Fund's orders to close out open options positions.

Purchasing call and put options. As the buyer of a call option, a Fund has a right to buy the underlying reference instrument (e.g., a currency or security) at the exercise price at any time during the option period (for American style options). A Fund may enter into closing sale transactions with respect to call options, exercise them, or permit them to expire. For example, a Fund may buy call options on underlying reference instruments that it intends to buy with the goal of limiting the risk of a substantial increase in their market price before the purchase is effected. Unless the price of the underlying reference instrument changes sufficiently, a call option purchased by a Fund may expire without any value to the Fund, in which case the Fund would experience a loss to the extent of the premium paid for the option plus related transaction costs.

As the buyer of a put option, a Fund has the right to sell the underlying reference instrument at the exercise price at any time during the option period (for American style options). As with a call option, a Fund may enter into closing sale transactions with respect to put options, exercise them or permit them to expire. A Fund may buy a put option on an underlying reference instrument owned by the Fund (a protective put) as a hedging technique in an attempt to protect against an anticipated decline in the market value of the underlying reference instrument. Such hedge protection is provided only during the life of the put option when a Fund, as the buyer of the put option, is able to sell the underlying reference instrument at the put exercise price, regardless of any decline in the underlying instrument's market price. A Fund may also seek to offset a decline in the value of the underlying reference instrument through appreciation in the value of the put option. A put option may also be purchased with the intent of protecting unrealized appreciation of an instrument when the Manager deems it desirable to continue to hold the instrument because of tax or other considerations. The premium paid for the put option and any transaction costs would reduce any short-term capital gain that may be available for distribution when the instrument is eventually sold. Buying put options at a time when the buyer does not own the underlying reference instrument allows the buyer to benefit from a decline in the market price of the underlying reference instrument, which generally increases the value of the put option.

If a put option were not terminated in a closing sale transaction when it has remaining value, and if the market price of the underlying reference instrument remains equal to or greater than the exercise price during the life of the put option, the buyer would not make any gain upon exercise of the option and would experience a loss to the extent of the premium paid for the option plus related transaction costs. In order for the purchase of a put option to be profitable, the market price of the underlying reference instrument must decline sufficiently below the exercise price to cover the premium and transaction costs.

Writing call and put options. Writing options may permit the writer to generate additional income in the form of the premium received for writing the option. The writer of an option may have no control over when the underlying reference instruments must be sold (in the case of a call option) or purchased (in the case of a put option) because the writer may be notified of exercise at any time prior to the expiration of the option (for American style options). Whether or not an option expires unexercised, the writer retains the amount of the premium. Writing "covered" call options means that the writer owns the underlying reference instrument that is subject to the call option. A Fund will write call options on a covered basis only.

If a Fund writes a covered call option, any underlying reference instruments that are held by the Fund and subject to the call option will be earmarked on the books of the Fund as segregated to satisfy its obligations under the option. A Fund will be unable to sell the underlying reference instruments that are subject to the written call option until the Fund either effects a closing transaction with respect to the written call, or otherwise satisfies the conditions for release of the underlying reference instruments from segregation. As the writer of a covered call option, a Fund gives up the potential for capital appreciation above the exercise price of the option should the underlying reference instrument rise in value. If the value of the underlying reference instrument rises above the exercise price of the call option, the reference instrument will likely be "called away," requiring a Fund to sell the underlying instrument at the exercise price. In that case, a Fund will sell the underlying reference instrument to the option buyer for less than its market value, and the Fund will experience a loss (which will be offset by the premium received by the Fund as the writer of such option). If a call option expires unexercised, a Fund will realize a gain in the amount of the premium received. If the market price of the underlying reference instrument decreases, the call option will not be exercised and a Fund will be able to use the amount of the premium received to hedge against the loss in value of the underlying reference instrument. The exercise price of a call option will be chosen based upon the expected price movement of the underlying reference instrument. The exercise price of a call option may be below, equal to (at-the-money), or above the current value of the underlying reference instrument at the time the option is written.

As the writer of a put option, a Fund has a risk of loss should the underlying reference instrument decline in value. If the value of the underlying reference instrument declines below the exercise price of the put option and the put option is exercised, the Fund, as the writer of the put option, will be required to buy the instrument at the exercise price, which will exceed the market value of the underlying reference instrument at that time. A Fund will incur a loss to the extent that the current market value of the underlying reference instrument is less than the exercise price of the put option. However, the loss will be offset in part by the premium received from the buyer of the put. If a put option written by a Fund expires unexercised, the Fund will realize a gain in the amount of the premium received.

Closing out options (exchange traded options). As the writer of an option, if a Fund wants to terminate its obligation, the Fund may effect a "closing purchase transaction" by buying an option of the same series as the option previously written. The effect of the purchase is that the clearing corporation will cancel the Fund's position. However, a writer may not effect a closing purchase transaction after being notified of the exercise of an option.

Likewise, the buyer of an option may recover all or a portion of the premium that it paid by effecting a "closing sale transaction" by selling an option of the same series as the option previously purchased and receiving a premium on the sale. There is no guarantee that either a closing purchase or a closing sale transaction may be made at a time desired by a Fund. Closing transactions allow a Fund to terminate its positions in written and purchased options. A Fund will realize a profit from a closing transaction if the price of the transaction is less than the premium received from writing the original option (in the case of written options) or is more than the premium paid by the Fund to buy the option (in the case of purchased options). For example, increases in the market price of a call option sold by a Fund will generally reflect increases in the market price of the underlying reference instrument. As a result, any loss resulting from a closing transaction on a written call option is likely to be offset in whole or in part by appreciation of the underlying instrument owned by a Fund.

Over-the-counter ("OTC") options. Like exchange traded options, OTC options give the holder the right to buy from the writer, in the case of OTC call options, or sell to the writer, in the case of OTC put options, an underlying reference instrument at a stated exercise price. OTC options, however, differ from exchange traded options in certain material respects.

OTC options are arranged directly with dealers and not with a clearing corporation or exchange. Consequently, there is a risk of nonperformance by the dealer, including because of the dealer's bankruptcy or insolvency. While a Fund uses only counterparties, such as dealers, that meet its credit quality standards, in unusual or extreme market conditions, a counterparty's creditworthiness and ability to perform may deteriorate rapidly, and the availability of suitable replacement counterparties may become limited. Because there is no exchange, pricing is typically done based on information from market makers or other dealers. OTC options are available for a greater variety of underlying reference instruments and in a wider range of expiration dates and exercise prices than exchange traded options.

There can be no assurance that a continuous liquid secondary market will exist for any particular OTC option at any specific time. A Fund may be able to realize the value of an OTC option it has purchased only by exercising it or entering into a closing sale transaction with the dealer that issued it. When a Fund writes an OTC option, it generally can close out that option prior to its expiration only by entering into a closing purchase transaction with the dealer with which the Fund originally wrote the option. A Fund may suffer a loss if it is not able to exercise (in the case of a purchased option) or enter into a closing sale transaction on a timely basis.

Risks of options. A Fund's options investments involve certain risks, including general risks related to derivatives instruments. There can be no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time, and a Fund may have difficulty effecting closing transactions in particular options. Therefore, a Fund would have to exercise the options it purchased in order to realize any profit, thus taking or making delivery of the underlying reference instrument when not desired. A Fund could then incur transaction costs upon the sale of the underlying reference instruments. Similarly, when a Fund cannot effect a closing transaction with respect to a put option it wrote, and the buyer exercises, the Fund would be required to take delivery and would incur transaction costs upon the sale of the underlying reference instruments purchased. If a Fund, as a covered call option writer, is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying reference instrument until the option expires, it delivers the underlying instrument upon exercise, or it segregates enough liquid assets to purchase the underlying reference instrument at the marked-to-market price during the term of the option. When trading options on non-U.S. exchanges or in the OTC market, many of the protections afforded to exchange participants will not be available. For example, there may be no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over an indefinite period of time.

The effectiveness of an options strategy for hedging depends on the degree to which price movements in the underlying reference instruments correlate with price movements in the relevant portion of a Fund's portfolio that is being hedged. In addition, a Fund bears the risk that the prices of its portfolio investments will not move in the same amount as the option it has purchased or sold for hedging purposes, or that there may be a negative correlation that would result in a loss on both the investments and the option. If the Manager is not successful in using options in managing a Fund's investments, the Fund's performance will be worse than if the Manager did not employ such strategies.

Private Activity Bonds

Each Fund may invest without limit in private activity bonds, except that a Fund's investments in these bonds will be limited if such investments, in the aggregate, would cause the Fund to have less than 80% of its net assets invested in municipal securities the income from which is exempt from federal income tax, including the alternative minimum tax, and applicable state personal income taxes. If a Fund invests in private activity bonds, a portion of that Fund's distributions may be subject to the federal alternative minimum tax. If a Fund invests in private activity bonds, a portion of that Fund's distributions may be subject to the federal alternative minimum tax.

Private activity bonds are bonds whose proceeds are used to finance certain nongovernmental activities, and could include some types of industrial revenue bonds such as privately owned sports and convention facilities. The Tax Reform Act of 1986 (the "Tax Act") limits the amount of new "private purpose" bonds that each state may issue and subjects interest income from these bonds to the federal alternative minimum tax. The Tax Act also makes the tax-exempt status of certain bonds depend upon the issuer's compliance with specific requirements after the bonds are issued.

Private activity bonds are a type of municipal bond issued when funds are to be used for a nonessential purpose. Private activities for which tax-exempt bonds may be issued include airports, electric and gas distribution systems, government mass transportation systems, housing bonds, privately owned sports facilities, hazardous waste disposal facilities, solid waste disposal facilities, and student loans. Small issues of industrial development revenue bonds and nonprofit college and hospital bonds are also permitted. The Code limits the amount of new private activity bonds that each state can issue. The interest on certain private activity bonds, while exempt from regular federal income tax, is a tax preference item for taxpayers when determining their alternative minimum tax under the Internal Revenue Code.

Repurchase Agreements

Each Fund may, from time to time, enter into repurchase agreement transactions which are at least 102% collateralized by U.S. government securities.

Under a repurchase agreement, a Fund agrees to buy securities guaranteed as to payment of principal and interest by the U.S. government or its agencies or instrumentalities from a qualified bank or broker/dealer and then to sell the securities back to the bank or broker/dealer on an agreed upon date (generally less than seven days) at a higher price, which reflects currently prevailing short-term interest rates. Entering into repurchase agreements allows a Fund to earn a return on cash in the Fund's portfolio that would otherwise remain uninvested. The bank or broker/dealer must transfer to a Fund's custodian, as collateral, securities with an initial market value of at least 102% of the dollar amount paid by the Fund to the counterparty. The Manager will monitor the value of such collateral daily to determine that the value of the collateral equals or exceeds the repurchase price.

Repurchase agreements may involve risks in the event of default or insolvency of the bank or broker/dealer, including possible delays or restrictions upon a Fund's ability to sell the underlying securities and additional expenses in seeking to enforce the Fund's rights and recover any losses. A Fund will enter into repurchase agreements only with parties who meet certain creditworthiness standards, i.e., banks or broker/dealers that the Manager has determined, based on the information available at the time, present no serious risk of becoming involved in bankruptcy proceedings within the time frame contemplated by the repurchase agreement. Although a Fund seeks to limit the credit risk under a repurchase agreement by carefully selecting counterparties and accepting only high-quality collateral, some credit risk remains. The counterparty could default which may make it necessary for a Fund to incur expenses to liquidate the collateral. In addition, the collateral may decline in value before it can be liquidated by a Fund. A repurchase agreement with more than seven days to maturity is considered an illiquid security and is subject to a Fund's investment restriction on illiquid securities.

The funds in the Delaware Investments® family of mutual funds (each a "Delaware Investments® Fund" and collectively, the "Delaware Investments® Funds") have obtained an exemption (the "Order") from the joint-transaction prohibitions of Section 17(d) of the 1940 Act to allow Delaware Investments® Funds jointly to invest cash balances. A Fund may invest cash balances in a joint repurchase agreement in accordance with the terms of the Order and subject generally to the conditions described above.

Reverse Repurchase Agreements

Delaware Tax-Free California Fund, Delaware Tax-Free Idaho Fund, Delaware Minnesota High-Yield Municipal Bond Fund, and Delaware Tax-Free New York Fund may enter into reverse repurchase agreements with banks and securities dealers with respect to not more than 10% of each Fund's total assets.

A reverse repurchase agreement is the sale of a security by a Fund and its agreement to repurchase the security at a specified time and price. A Fund will maintain, in a segregated account with its custodian, cash, cash equivalents, or U.S. government securities in an amount sufficient to cover its obligations under reverse repurchase agreements with broker/dealers (but no collateral is required on reverse repurchase agreements with banks). If the reverse repurchase agreement lacks a specified repurchase price, a Fund must segregate liquid assets equal to the proceeds received on any sale subject to repurchase plus accrued interest. If the reverse repurchase agreement has a specified repurchase price, a Fund must segregate liquid assets equal to the repurchase price. Under the 1940 Act, reverse repurchase agreements may be considered borrowings by a Fund; accordingly, the Fund will limit its investments in reverse repurchase agreements, together with any other borrowings, to no more than one-third of its total assets. The use of reverse repurchase agreements by a Fund creates leverage which increases the Fund's investment risk. If the income and gains on securities purchased with the proceeds of reverse repurchase agreements exceed the costs of the agreements, a Fund's earnings or NAV will increase faster than otherwise would be the case; conversely, if the income and gains fail to exceed the costs, earnings or NAV would decline faster than otherwise would be the case.

Segregation of Assets

Consistent with SEC staff guidance, financial instruments that involve a Fund's obligation to make future payments to third parties will not be viewed as creating any senior security provided that the Fund covers its obligations as described below. Those financial instruments can include, among others, (i) securities purchased on a when-issued, delayed delivery, or to be announced basis, (ii) futures contracts, (iii) forward currency contracts, (iv) swaps, (v) written options, (vi) unfunded commitments, (vii) securities sold short, and (viii) reverse repurchase agreements.

Consistent with SEC staff guidance, a Fund will consider its obligations involving such a financial instrument as "covered" when the Fund (1) maintains an offsetting financial position, or (2) segregates liquid assets (constituting cash, cash equivalents, or other liquid portfolio securities) equal to the Fund's exposures relating to the financial instrument, as determined on a daily basis. Dedicated Fund compliance policies and procedures, which the Board has approved, govern the kinds of transactions that can be deemed to be offsetting positions for purposes of (1) above, and the amounts of assets that need to be segregated for purposes of (2) above ("Asset Segregation Policies").

With respect to futures contracts that are not legally required to "cash settle," a Fund may cover the open position by setting aside or "earmarking" liquid assets in an amount that, when added to the amounts deposited with a futures commission merchant as margin, equal the market value of the instruments underlying the futures contract (sometimes referred to as the notional value of the contract). With respect to futures that are required to "cash settle," however, a Fund is permitted to set aside or "earmark" liquid assets in an amount that, when added to the amounts deposited with a futures commission merchant as margin, equal the Fund's daily marked to market (net) obligation under the contract ( i.e., the daily market value of the contract itself), if any; in other words, the Fund may set aside its daily net liability, if any, rather than the notional value of the futures contract. By setting aside or "earmarking" assets equal to only its net obligation under cash-settled futures, a Fund will have the ability to utilize these contracts to a greater extent than if the Fund were required to segregate or "earmark" assets equal to the full notional value of the futures contract.

A Fund's Asset Segregation Policies may require the Fund to sell a portfolio security or exit a transaction, including a transaction in a financial instrument, at a disadvantageous time or price in order for the Fund to be able to segregate the required amount of assets. If segregated assets decline in value, a Fund will need to segregate additional assets or reduce its position in the financial instruments. In addition, segregated assets may not be available to satisfy redemptions or for other purposes, until a Fund's obligations under the financial instruments have been satisfied. In addition, a Fund's ability to use the financial instruments identified above may under some circumstances depend on the nature of the instrument and amount of assets that the Asset Segregation Policies require the Fund to segregate.

Swaps

Each Fund may enter into credit default swap ("CDS") contracts to the extent consistent with its investment objectives and strategies. The aggregate notional amount (typically, the principal amount of the reference security or securities) of a Fund's investments in CDS contracts will be limited to 15% of the Fund's total net assets. Each Fund may invest in inflation, interest rate, and total return swaps to the extent consistent with its investment objectives and strategies. A Fund will only invest in these types of swap transactions when all the reference rates are related to or derived from instruments or markets in which the Fund is otherwise eligible to invest, and subject to the investment limitations on the instruments to which the purchased reference rate relates. The Funds will not be permitted to enter into any swap transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the actual counterparty, combined with any credit enhancements, is rated at least BBB- by S&P or Baa3 by Moody's or is determined to be of equivalent credit quality by the Manager. In addition, the Manager will monitor the ongoing creditworthiness of swap counterparties in order to seek to minimize the risk of swaps.

New swaps regulation. The Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 (the Dodd-Frank Act) and related regulatory developments have imposed comprehensive new regulatory requirements on swaps and swap market participants. The new regulatory framework includes: (1) registration and regulation of swap dealers and major swap participants; (2) requiring central clearing and execution of standardized swaps; (3) imposing margin requirements on swap transactions; (4) regulating and monitoring swap transactions through position limits and large trader reporting requirements; and (5) imposing record keeping and centralized and public reporting requirements, on an anonymous basis, for most swaps. The CFTC is responsible for the regulation of most swaps, and has completed most of its rules implementing the Dodd-Frank Act swap regulations. The SEC has jurisdiction over a small segment of the market referred to as "security-based swaps," which includes swaps on single securities or credits, or narrow-based indices of securities or credits, but has not yet completed its rulemaking.

Uncleared swaps. In an uncleared swap, the swap counterparty is typically a brokerage firm, bank, or other financial institution. A Fund customarily enters into uncleared swaps based on the standard terms and conditions of an International Swaps and Derivatives Association ("ISDA") Master Agreement. ISDA is a voluntary industry association of participants in the over-the-counter derivatives markets that has developed standardized contracts used by such participants that have agreed to be bound by such standardized contracts.

In the event that one party to a swap transaction defaults and the transaction is terminated prior to its scheduled termination date, one of the parties may be required to make an early termination payment to the other. An early termination payment may be payable by either the defaulting or nondefaulting party, depending upon which of them is "in-the-money" with respect to the swap at the time of its termination. Early termination payments may be calculated in various ways, but are intended to approximate the amount the "in-the-money" party would have to pay to replace the swap as of the date of its termination.

During the term of an uncleared swap, a Fund is usually required to pledge to the swap counterparty, from time to time, an amount of cash and/or other assets equal to the total net amount (if any) that would be payable by the Fund to the counterparty if the swap were terminated on the date in question, including any early termination payments. Periodically, changes in the amount pledged are made to recognize changes in value of the contract resulting from, among other things, interest on the notional value of the contract, market value changes in the underlying investment, and/or dividends paid by the issuer of the underlying instrument. Likewise, the counterparty may be required to pledge cash or other assets to cover its obligations to a Fund. However, the amount pledged may not always be equal to or more than the amount due to the other party. Therefore, if a counterparty defaults in its obligations to a Fund, the amount pledged by the counterparty and available to the Fund may not be sufficient to cover all the amounts due to the Fund and the Fund may sustain a loss.

Cleared swaps. Certain standardized swaps are subject to mandatory central clearing. The Dodd-Frank Act and implementing rules will ultimately require the clearing and exchange-trading of many swaps. Mandatory exchange-trading and clearing will occur on a phased-in basis based on the type of market participant and CFTC approval of contracts for central clearing. To date, the CFTC has designated only certain of the most common types of credit default index swaps and interest rate swaps as subject to mandatory clearing, but it is expected that additional categories of swaps will in the future be designated as subject to mandatory clearing. Central clearing is intended to reduce counterparty credit risk and increase liquidity, but central clearing does not eliminate these risks and may involve additional risks not involved with uncleared swaps. For more information, see "Risks of cleared swaps" below.

In a cleared swap, a Fund's ultimate counterparty is a central clearinghouse rather than a brokerage firm, bank, or other financial institution. A Fund generally will enter into cleared swaps through a swap execution facility. Such transactions will then be submitted for clearing and, if cleared, will be held at regulated FCMs that are members of the clearinghouse that serves as the central counterparty.

When a Fund enters into a cleared swap, it must deliver to the central counterparty (via the FCM) an amount referred to as "initial margin." Initial margin requirements are determined by the central counterparty, but an FCM may require additional initial margin above the amount required by the central counterparty. During the term of the swap agreement, a "variation margin" amount may also be required to be paid by a Fund or may be received by the Fund in accordance with margin controls set for such accounts, depending upon changes in the price of the underlying reference instrument subject to the swap agreement. At the conclusion of the term of the swap agreement, if a Fund has a loss equal to or greater than the margin amount, the margin amount is paid to the FCM along with any loss in excess of the margin amount. If a Fund has a loss of less than the margin amount, the excess margin is returned to the Fund. If a Fund has a gain, the full margin amount and the amount of the gain are paid to the Fund.

Recently adopted CFTC rules require the trading and execution of certain cleared swaps on public trading facilities. Trading on an exchange-type system may increase market transparency and liquidity but may require a Fund to incur increased expenses to access the same types of swaps that it has used in the past.

Credit Default Swaps. The "buyer" of protection in a credit default swap agreement is obligated to pay the "seller" a periodic stream of payments over the term of the agreement in return for a payment by the "seller" that is contingent upon the occurrence of a credit event with respect to a specific underlying reference debt obligation (whether as a single debt instrument or as part of an index of debt instruments). The contingent payment by the seller generally is the face amount of the debt obligation, in return for the buyer's obligation to make periodic cash payments and deliver in physical form the reference debt obligation or a cash payment equal to the then-current market value of that debt obligation at the time of the credit event. If no credit event occurs, the seller would receive a fixed rate of income throughout the term of the contract, while the buyer would lose the amount of its payments and recover nothing. The buyer is also subject to the risk that the seller will not satisfy its contingent payment obligation, if and when due.

Purchasing protection through a credit default swap may be used to attempt to hedge against a decline in the value of debt security or securities due to a credit event. The seller of protection under a credit default swap receives periodic payments from the buyer but is exposed to the risk that the value of the reference debt obligation declines due to a credit event and that it will have to pay the face amount of the reference obligation to the buyer. Selling protection under a credit default swap may also permit the seller to gain exposure that is similar to owning the reference debt obligation directly. As the seller of protection, a Fund would effectively add leverage to its portfolio because, in addition to its total assets, the Fund would be subject to the risk that there would be a credit event and the Fund would have to make a substantial payment in the future.

Generally, a credit event means bankruptcy, failure to timely pay interest or principal, obligation acceleration default, or repudiation or restructuring of the reference debt obligation. There may be disputes between the buyer or seller of a credit default swap agreement or within the swaps market as a whole as to whether or not a credit event has occurred or what the payout should be which could result in litigation. In some instances where there is a dispute in the credit default swap market, a regional Determinations Committee set up by ISDA may make an official binding determination regarding the existence of credit events with respect to the reference debt obligation of a credit default swap agreement or, in the case of a credit default swap on an index, with respect to a component of the index underlying the credit default swap agreement. In the case of a credit default swap on an index, the existence of a credit event is determined according to the index methodology, which may in turn refer to determinations made by ISDA's Determinations Committees with respect to particular components of the index.

ISDA's Determination Committees are comprised principally of dealers in the OTC derivatives markets which may have a conflicting interest in the determination regarding the existence of a particular credit event. In addition, in the sovereign debt market, a credit default swap agreement may not provide the protection generally anticipated because the government issuer of the sovereign debt instruments may be able to restructure or renegotiate the debt in such a manner as to avoid triggering a credit event. Moreover, (1) sovereign debt obligations may not incorporate common, commercially acceptable provisions, such as collective action clauses, or (2) the negotiated restructuring of the sovereign debt may be deemed non-mandatory on all holders. As a result, the determination committee might then not be able to determine, or may be able to avoid having to determine, that a credit event under the credit default agreement has occurred. For these and other reasons, the buyer of protection in a credit default swap agreement is subject to the risk that certain occurrences, such as particular restructuring events affecting the value of the underlying reference debt obligation, or the restructuring of sovereign debt, may not be deemed credit events under the credit default swap agreement. Therefore, if the credit default swap was purchased as a hedge or to take advantage of an anticipated increase in the value of credit protection for the underlying reference obligation, it may not provide any hedging benefit or otherwise increase in value as anticipated. Similarly, the seller of  protection in a credit default swap agreement is subject to the risk that certain occurrences may be deemed to be credit events under the credit default swap agreement, even if these occurrences do not adversely impact the value or creditworthiness of the underlying reference debt obligation.

Interest rate swaps. An interest rate swap is an agreement between two parties to exchange interest rate payment obligations. Typically, one is based on an interest rate fixed to maturity while the other is based on an interest rate that changes in accordance with changes in a designated benchmark (for example, the London Interbank Offered Rate ("LIBOR"), prime rate, commercial paper rate, or other benchmarks). Each party's payment obligation under an interest rate swap is determined by reference to a specified "notional" amount of money. Therefore, interest rate swaps generally do not involve the delivery of securities, other underlying instruments, or principal amounts; rather they entail the exchange of cash payments based on the application of the designated interest rates to the notional amount. Accordingly, barring swap counterparty or FCM default, the risk of loss in an interest rate swap is limited to the net amount of interest payments that a Fund is obligated to make or receive (as applicable), as well as any early termination payment payable by or to a Fund upon early termination of the swap.

By swapping fixed interest rate payments for floating payments, an interest rate swap can be used to increase or decrease a Fund's exposure to various interest rates, including to hedge interest rate risk. Interest rate swaps are generally used to permit the party seeking a floating-rate obligation the opportunity to acquire such obligation at a rate lower than is directly available in the credit markets, while permitting the party desiring a fixed-rate obligation the opportunity to acquire such a fixed-rate obligation, also frequently at a rate lower than is directly available in the credit markets. The success of such a transaction depends in large part on the availability of fixed-rate obligations at interest (or coupon) rates low enough to cover the costs involved. An interest rate swap transaction is affected by changes in interest rates, which, in turn, may affect the prepayment rate of any underlying debt obligations upon which the interest rate swap is based.

Total return swaps. A total return swap (also sometimes referred to as a synthetic equity swap or "contract for difference") is an agreement between two parties under which the parties agree to make payments to each other so as to replicate the economic consequences that would apply had a purchase or short sale of the underlying reference instrument taken place. For example, one party agrees to pay the other party the total return earned or realized on the notional amount of an underlying equity security and any dividends declared with respect to that equity security. In return the other party makes payments, typically at a floating rate, calculated based on the notional amount.

Risks of swaps generally. The use of swap transactions is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Whether a Fund will be successful in using swap agreements to achieve its investment goal depends on the ability of the Manager to predict correctly which types of investments are likely to produce greater returns. If the Manager, in using swap agreements, is incorrect in its forecasts of market values, interest rates, inflation, currency exchange rates, or other applicable factors, the investment performance of a Fund will be less than its performance would have been if it had not used the swap agreements.

The risk of loss to a Fund for swap transactions that are entered into on a net basis depends on which party is obligated to pay the net amount to the other party. If the counterparty is obligated to pay the net amount to a Fund, the risk of loss to the Fund is loss of the entire amount that the Fund is entitled to receive. If a Fund is obligated to pay the net amount, the Fund's risk of loss is generally limited to that net amount. If the swap agreement involves the exchange of the entire principal value of a security, the entire principal value of that security is subject to the risk that the other party to the swap will default on its contractual delivery obligations. In addition, a Fund's risk of loss also includes any margin at risk in the event of default by the counterparty (in an uncleared swap) or the central counterparty or FCM (in a cleared swap), plus any transaction costs.

Because bilateral swap agreements are structured as two-party contracts and may have terms of greater than seven days, these swaps may be considered to be illiquid and, therefore, subject to a Fund's limitation on investments in illiquid securities. If a swap transaction is particularly large or if the relevant market is illiquid, a Fund may not be able to establish or liquidate a position at an advantageous time or price, which may result in significant losses. Participants in the swap markets are not required to make continuous markets in the swap contracts they trade. Participants could refuse to quote prices for swap contracts or quote prices with an unusually wide spread between the price at which they are prepared to buy and the price at which they are prepared to sell. Some swap agreements entail complex terms and may require a greater degree of subjectivity in their valuation. However, the swap markets have grown substantially in recent years, with a large number of financial institutions acting both as principals and agents, utilizing standardized swap documentation. As a result, the swap markets have become increasingly liquid. In addition, central clearing and the trading of cleared swaps on public facilities are intended to increase liquidity. The Manager, under the supervision of the Board, is responsible for determining and monitoring the liquidity of the Funds' swap transactions.

Rules adopted under the Dodd-Frank Act require centralized reporting of detailed information about many swaps, whether cleared or uncleared. This information is available to regulators and also, to a more limited extent and on an anonymous basis, to the public. Reporting of swap data is intended to result in greater market transparency. This may be beneficial to funds that use swaps in their trading strategies. However, public reporting imposes additional recordkeeping burdens on these funds, and the safeguards established to protect anonymity are not yet tested and may not provide protection of funds' identities as intended.

Certain Internal Revenue Service ("IRS") positions may limit a Fund's ability to use swap agreements in a desired tax strategy. It is possible that developments in the swap markets and/or the laws relating to swap agreements, including potential government regulation, could adversely affect a Fund's ability to benefit from using swap agreements, or could have adverse tax consequences. For more information about potentially changing regulation, see "Developing government regulation of derivatives" above.

Risks of uncleared swaps. Uncleared swaps are not traded on exchanges. As a result, swap participants may not be as protected as participants on organized exchanges. Performance of a swap agreement is the responsibility only of the swap counterparty and not of any exchange or clearinghouse. As a result, a Fund is subject to the risk that a counterparty will be unable or will refuse to perform under such agreement, including because of the counterparty's bankruptcy or insolvency. A Fund risks the loss of the accrued but unpaid amounts under a swap agreement, which could be substantial, in the event of a default, insolvency, or bankruptcy by a swap counterparty. In such an event, a Fund will have contractual remedies pursuant to the swap agreements, but bankruptcy and insolvency laws could affect the Fund's rights as a creditor. If the counterparty's creditworthiness declines, the value of a swap agreement would likely decline, potentially resulting in losses. The Manager will only approve a swap agreement counterparty for a Fund if the Manager deems the counterparty to be creditworthy under the Fund's counterparty review process. However, in unusual or extreme market conditions, a counterparty's creditworthiness and ability to perform may deteriorate rapidly, and the availability of suitable replacement counterparties may become limited.

Risks of cleared swaps. As noted above, under recent financial reforms, certain types of swaps are, and others eventually are expected to be, required to be cleared through a central counterparty, which may affect counterparty risk and other risks faced by a Fund.

Central clearing is designed to reduce counterparty credit risk and increase liquidity compared to uncleared swaps because central clearing interposes the central clearinghouse as the counterparty to each participant's swap, but it does not eliminate those risks completely. There is also a risk of loss by a Fund of the initial and variation margin deposits in the event of bankruptcy of the FCM with which the Fund has an open position in a swap contract. The assets of a Fund may not be fully protected in the event of the bankruptcy of the FCM or central counterparty because the Fund might be limited to recovering only a pro rata share of all available funds and margin segregated on behalf of an FCM's customers. If the FCM does not provide accurate reporting, a Fund is also subject to the risk that the FCM could use the Fund's assets, which are held in an omnibus account with assets belonging to the FCM's other customers, to satisfy its own financial obligations or the payment obligations of another customer to the central counterparty.

With cleared swaps, a Fund may not be able to obtain as favorable terms as it would be able to negotiate for a bilateral, uncleared swap. In addition, an FCM may unilaterally amend the terms of its agreement with the Fund, which may include the imposition of position limits or additional margin requirements with respect to a Fund's investment in certain types of swaps. Central counterparties and FCMs generally can require termination of existing cleared swap transactions at any time, and can also require increases in margin above the margin that is required at the initiation of the swap agreement. Additionally, depending on a number of factors, the margin required under the rules of the clearinghouse and FCM may be in excess of the collateral required to be posted by a Fund to support its obligations under a similar uncleared swap. However, regulators are expected to adopt rules imposing certain margin requirements, including minimums, on uncleared swaps in the near future, which could change this comparison.

Finally, a Fund is subject to the risk that, after entering into a cleared swap, no FCM or central counterparty is willing or able to clear the transaction. In such an event, a Fund may be required to break the trade and make an early termination payment.

Because some swaps used by a Fund may oblige the Fund to make payments or incur additional obligations in the future, the SEC requires mutual funds to "cover" or segregate liquid assets equal to the potential exposure created by such swaps. For more information about segregating assets, see "Segregation of Assets" in this section.

Taxable Obligations

The Funds may invest to a limited extent in obligations and instruments, the interest on which is includable in gross income for purposes of federal and state income (or property) taxation. The Funds also may invest in certificates of deposit, bankers' acceptances, and other time deposits. With respect to Delaware Tax-Free Colorado Fund, investments in time deposits generally are limited to London branches of domestic banks that have total assets in excess of one billion dollars.

Obligations of Domestic Banks, Foreign Banks and Foreign Branches of U.S. Banks. A Fund may invest in obligations issued by banks and other savings institutions. Investments in bank obligations include obligations of domestic branches of foreign banks and foreign branches of domestic banks. Such investments in domestic branches of foreign banks and foreign branches of domestic banks are not covered by the Federal Deposit Insurance Corporation ("FDIC") and may involve risks that are different from investments in securities of domestic branches of U.S. banks. These risks may include future unfavorable political and economic developments, possible withholding taxes on interest income, seizure or nationalization of foreign deposits, currency controls, interest limitations, or other governmental restrictions that might affect the payment of principal or interest on the securities held by a Fund. Additionally, these institutions may be subject to less stringent reserve requirements and to different accounting, auditing, reporting, and recordkeeping requirements than those applicable to domestic branches of U.S. banks. Bank obligations include the following:

  Bankers' Acceptances. Bankers' acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Corporations use bankers' acceptances to finance the shipment and storage of goods and to furnish dollar exchange. Maturities are generally six months or less.

  Certificates of Deposit. Certificates of deposit are interest-bearing instruments with a specific maturity. They are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. Unless they can be traded on a secondary market, certificates of deposit with penalties for early withdrawal will be considered illiquid.

  Time Deposits. Time deposits are nonnegotiable receipts issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, they earn a specified rate of interest over a definite period of time; however, they cannot be traded in the secondary market. Time deposits with a withdrawal penalty or that mature in more than seven days are considered to be illiquid securities.

U.S. Government Securities

The Funds may invest in securities issued or guaranteed by the U. S. government or its agencies or instrumentalities.

U.S. government securities include obligations of, or guaranteed by, the U.S. federal government, its agencies, instrumentalities, or sponsored enterprises. Some U.S. government securities are supported by the full faith and credit of the U.S. government. These include U.S. Treasury obligations and securities issued by Ginnie Mae. A second category of U.S. government securities is those supported by the right of the agency, instrumentality or sponsored enterprise to borrow from the U.S. government to meet its obligations. These include securities issued by Federal Home Loan Banks.

A third category of U.S. government securities is those supported by only the credit of the issuing agency, instrumentality, or sponsored enterprise. These include securities issued by Fannie Mae and Freddie Mac. In the event of a default, an investor like a Fund would only have legal recourse to the issuer, not the U.S. government. Although the U.S. government has provided support for these securities in the past, there can be no assurance that it will do so in the future. The U.S. government has also made available additional guarantees for limited periods to stabilize or restore a market in the wake of an economic, political, or natural crisis. Such guarantees, and the economic opportunities they present, are likely to be temporary and cannot be relied upon by a Fund. Any downgrade of the credit rating of the securities issued by the U.S. government may result in a downgrade of securities issued by its agencies or instrumentalities, including government-sponsored entities.

Variable and Floating Rate Notes

The Funds may invest in variable and floating rate demand notes.

Variable rate master demand notes, in which a Fund may invest, are unsecured demand notes that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate according to the terms of the instrument. Because master demand notes are direct lending arrangements between a Fund and the issuer, they are not normally traded. Although there is no secondary market in the notes, a Fund may demand payment of principal and accrued interest at any time. Although the notes are not typically rated by credit rating agencies, issuers of variable amount master demand notes (which are normally manufacturing, retail, financial, and other business concerns) must satisfy the same criteria as set forth above for commercial paper. In determining average weighted portfolio maturity, a variable amount master demand note will be deemed to have a maturity equal to the period of time remaining until the principal amount can be recovered from the issuer through demand.

A variable rate note is one whose terms provide for the adjustment of its interest rate on set dates and which, upon such adjustment, can reasonably be expected to have a market value that approximates its par value. A floating-rate note is one whose terms provide for the adjustment of its interest rate whenever a specified interest rate changes and which, at any time, can reasonably be expected to have a market value that approximates its par value. Such notes are frequently not rated by credit rating agencies; however, unrated variable and floating-rate notes purchased by a Fund will be determined by the Manager under guidelines established by the Board to be of comparable quality at the time of purchase to rated instruments eligible for purchase under the Fund's investment policies. In making such determinations, the Manager will consider the earning power, cash flow, and other liquidity ratios of the issuers of such notes (such issuers include financial, merchandising, bank holding, and other companies) and will continuously monitor their financial condition. Although there may be no active secondary market with respect to a particular variable or floating-rate note purchased by a Fund, the Fund may resell the note at any time to a third party. The absence of such an active secondary market, however, could make it difficult for a Fund to dispose of the variable or floating-rate note involved in the event the issuer of the note defaulted on its payment obligations, and the Fund could, for this or other reasons, suffer a loss to the extent of the default. Variable or floating-rate notes may be secured by bank letters of credit.

If not rated, such instruments must be found by the Manager under guidelines established by the Board, to be of comparable quality to instruments that are rated high quality. A rating may be relied upon only if it is provided by a nationally recognized statistical rating organization that is not affiliated with the issuer or guarantor of the instruments. See "Appendix A — Description of Ratings" for a description of the rating symbols of S&P and Moody's.

When-Issued and Delayed Delivery Securities

New issues of Tax-Exempt Obligations and other securities are often purchased on a when-issued or delayed-delivery basis, with delivery and payment for the securities normally taking place 15 to 45 days after the date of the transaction.

Each Fund may purchase securities on a when-issued or delayed-delivery basis. In such transactions, instruments are purchased with payment and delivery taking place in the future in order to secure what is considered to be an advantageous yield or price at the time of the transaction. Delivery of and payment for these securities may take as long as a month or more after the date of the purchase commitment. A Fund will designate cash or securities in amounts sufficient to cover its obligations and will value the designated assets daily. The payment obligation and the interest rates that will be received are each fixed at the time the Fund enters into the commitment and no interest accrues to the Fund until settlement. Thus, it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed.

Zero Coupon and Payment-In-Kind Bonds

The Funds may invest in zero coupon and payment-in-kind Tax-Exempt Obligations.

The credit risk factors pertaining to lower-rated securities also apply to lower-rated zero coupon, deferred interest, and payment-in-kind bonds. These bonds carry an additional risk in that, unlike bonds that pay interest throughout the period to maturity, a Fund will realize no cash until the cash payment date and, if the issuer defaults, the Fund may obtain no return at all on its investment.

Zero coupon, deferred interest, and payment-in-kind bonds involve additional special considerations. Zero coupon or deferred interest securities are debt obligations that do not entitle the holder to any periodic payments of interest prior to maturity or a specified date when the securities begin paying current interest (the "cash payment date") and therefore are generally issued and traded at a discount from their face amounts or par value. The discount varies depending on the time remaining until maturity or cash payment date, prevailing interest rates, liquidity of the security, and the perceived credit quality of the issuer. The discount, in the absence of financial difficulties of the issuer, typically decreases as the final maturity or cash payment date of the security approaches. The market prices of zero coupon securities are generally more volatile than the market prices of securities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than do non-zero coupon or deferred interest securities having similar maturities and credit quality. Current federal income tax law requires that a holder of a zero coupon security report as income each year the portion of the original issue discount on the security that accrues that year, even though the holder receives no cash payments of interest during the year.

Payment-in-kind bonds are securities that pay interest through the issuance of additional bonds. The Fund will be deemed to receive interest over the life of these bonds and be treated as if interest were paid on a current basis for federal income tax purposes, although no cash interest payments are received by the Fund until the cash payment date or until the bonds mature. Accordingly, during periods when the Fund receive no cash interest payments on its zero coupon securities or deferred interest or payment-in-kind bonds, it may be required to dispose of portfolio securities to meet the distribution requirements and these sales may be subject to the risk factors discussed above. A Fund is not limited in the amount of its assets that may be invested in these types of securities.

Special Risks related to Cybersecurity Issues

As an open-end management investment company, the Trust has delegated its operational activities to third-party service providers, subject to the oversight of the Board. Because the Trust operates its business through third-party service providers, it does not itself have any operational or security systems or infrastructure that are potentially subject to cyber attacks. The third-party service providers that facilitate the Trust's business activities, including, but not limited to, fund management, custody of Trust assets, fund accounting and financial administration, and transfer agent services, could be sources of operational and informational security risk to the Trust and its shareholders, including from breakdowns or failures of the third-party service providers' own systems or capacity constraints. A failure or breach of the operational or security systems or infrastructure of the Trust's third-party service providers could disrupt the Trust's operations, result in the disclosure or misuse of confidential or proprietary information, and cause losses. Although the Trust and its third-party service providers have business continuity plans and other safeguards in place, the operations of the Trust's third-party service providers may be adversely affected by significant disruption of the service providers' operating systems or physical infrastructure that support the Trust and its shareholders.

The proliferation of new technologies, the use of the Internet and telecommunications technologies to conduct business, as well as the increased sophistication and activities of organized crime, hackers, terrorists, activists, and others, have significantly increased the information security risks to which the Trust's third-party service providers are subject. The third-party service providers rely on digital technologies, computer and email systems, software, and networks to conduct their business and the business of the Trust. The Trust's third-party service providers have robust information security procedures; however, their technologies may become the target of cyber attacks or information security breaches that could result in the unauthorized release, gathering, monitoring, misuse, loss, or destruction of the Trust's or its shareholders' confidential and other information, or otherwise disrupt the business operations of the Trust or its third-party service providers. Although to date the Trust has not experienced any material losses relating to cyber attacks or other information security breaches, there can be no assurance that the Trust or its third-party service providers will not suffer such losses in the future.

Disruptions or failures in the physical infrastructure or operating systems that support the Trust's third-party service providers, or cyber attacks or security breaches of the networks, systems, or devices that the Trust's third-party service providers use to service the Trust's operations, could result in financial losses, the inability of Trust shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, and/or additional compliance costs. The business continuity policies and procedures that the Trust and its third-party service providers have established seek to identify and mitigate the types of risk to which the Trust and its third-party service providers are subject. As with any risk-management system, there are inherent limitations to these business continuity policies and procedures as there may exist, or develop in the future, risks that have not been anticipated or identified.

Insurance

Financial health of municipal bond insurance companies

About one half of the $3.75 trillion in outstanding U.S. municipal bonds are "wrapped" with a municipal bond insurance policy from one of several "monoline" financial guarantors. The municipal financial guaranty business began in 1971 when Ambac Indemnity Corporation (now Ambac Assurance Corporation) ("Ambac") began underwriting bond insurance policies for municipalities. MBIA Insurance Corporation ("MBIA") began underwriting bond insurance policies in 1973. The insurance policies of Ambac and MBIA received the highest-quality insurer financial strength ratings of AAA from Moody's, S&P, and Fitch. Over time a total of five other monoline firms — Assured Guaranty Corporation ("Assured Guaranty"), CIFG Assurance North America ("CIFG"), Financial Guaranty Insurance Co. ("FGIC"), Financial Security Assurance, Inc. ("FSA"), and XL Capital Assurance, Inc. ("XLCA") — entered the financial guaranty business, offering insurance policies that were rated AAA by all three rating agencies. Berkshire Hathaway Assurance Corporation ("BHAC"), a subsidiary of Berkshire Hathaway, Inc., began offering municipal bond insurance policies in 2008. S&P assigned a AAA insurer financial strength rating to BHAC on April 14, 2008, while Moody's assigned BHAC an insured financial strength rating of Aaa on April 25, 2008. Two specialty "second tier" monolines, Radian Asset Assurance, Inc. ("Radian") and ACA Financial Guaranty Corp. ("ACA"), offer insurance policies with insurer financial strength and claims-paying resources that initially were rated at less than AAA.

Over the past several years, several financial guarantors expanded their business lines to include the writing of insurance policies and credit default swap contracts for structured finance, which includes residential mortgage-backed securities ("RMBS") and collateralized debt obligations ("CDOs") that contain both sub-prime and prime mortgages and home equity lines of credit ("HELOCs"). The structured finance portion of the financial guarantors accounted for about one third of the $2.5 trillion in insured par values.

The national housing slowdown and the widespread decline of home prices that began in 2006 triggered a significant increase in mortgage delinquencies and foreclosures, especially in the sub-prime mortgage sector. The rate of delinquencies and foreclosures greatly exceeded historical averages, especially for sub-prime mortgages and HELOCs that were underwritten in 2006 and 2007 as underwriting standards declined. During the summer and fall of 2007, all but two of the seven "first tier" or AAA-rated financial guarantors began to report sharp increases in their mark-to-market losses associated with the credit default swap contracts for insured RMBS and CDO exposure. The monoline insurers also began to set aside case loss reserves for future expected monetary losses associated with the payment of future claims in their structured finance portfolios. With the rise in delinquencies and weaker performance in mortgage pools, and CDOs with sub-prime exposure, the three rating agencies developed updates of their capital adequacy models for the financial guarantors. Extensive revisions to the capital models were completed in the second half of 2007. The revised capital models projected that future cumulative losses from sub-prime mortgages, HELOCs, and CDOs with sub-prime exposure would eat into the excess capital reserves that are necessary for the monoline insurers to maintain their AAA insurer financial strength rating. All three rating agencies disclosed that several of the monoline insurers would experience capital shortfalls that would require new capital infusions and risk reduction measures or else the insurer financial strength rating for the monoline insurers would be downgraded to below AAA.

In response to the higher loss expectations in structured finance, several of the monoline insurers including Ambac, MBIA, Assured Guaranty, and CIFG announced or completed plans to raise additional capital and claims-paying resources. Starting in January 2008, the three rating agencies began to take negative actions against a number of the municipal bond insurers. These actions included actual rating downgrades, assigning negative outlooks, and/or placing the insurer financial strength rating on credit watch for possible downgrade. Through early April 2008, five of the seven first-tier monoline insurers had been downgraded by one or more of the rating agencies. By June 19, 2008, MBIA and Ambac, the two largest municipal bond insurers, were no longer rated AAA by any of the three rating agencies.

During 2008, the rating agencies continued to revise their capital adequacy models to incorporate higher loss assumptions in the insured structured finance portfolios of RMBS and CDOs with mortgage-backed securities exposure. These more severe stress case loss scenarios resulted in additional downgrades for the monoline firms with three bond insurers, CIFG, FGIC, and Syncora Guarantee, Inc. (formerly XLCA) ("Syncora") receiving downgrades on their insurer financial strength ratings to below investment grade. In July 2008, Moody's placed the Aaa ratings of Assured Guaranty and FSA under review for possible downgrade due to stress case losses in their respective insured mortgage-backed securities portfolios. In early October 2008, the AAA ratings of FSA were placed on CreditWatch Negative by S&P and on Rating Watch Negative by Fitch due to the risk of additional expected losses in FSA's insured structured finance portfolio. Fitch withdrew its rating on Ambac Assurance Corporation on June 26, 2008.

On Nov. 21, 2008, Moody's downgraded to Aa2 from Aaa the insured financial strength rating of Assured Guaranty and assigned a stable outlook. Also on Nov. 21, 2008, Moody's downgraded the insured financial strength rating of FSA to Aa3 from Aaa with a developing outlook. On Nov. 14, 2008, Assured Guaranty announced an agreement to acquire FSA.

During 2008, the par amount of long-term municipal bonds sold with a bond insurance policy was $72.181 billion or 18.53% of total municipal issuance.

In mid-February 2009, MBIA announced a restructuring of the firm with the creation of a new U.S. public finance bond insurance company, MBIA Insurance Corporation of Illinois, which took on 100% of the $537 billion public finance portfolio of MBIA Corp., including a $184 billion reinsurance transaction with FGIC. The structured finance portfolio will remain with MBIA. The new public finance monoline was renamed National Public Finance Guarantee Corporation ("National"). The new "municipal only" bond insurer was initially rated Baa1 by Moody's and AA- by S&P in February 2009. S&P further downgraded National to A on June 9, 2009. Shortly after the transaction was approved by the New York State Insurance Commissioner, certain policyholders in the structured finance portfolio filed a class action lawsuit against MBIA Inc. and related parties alleging that the transaction is a fraudulent conveyance in breach of contract of their financial guaranty policyholders.

On March 16, 2009, shareholders of Assured Guaranty approved the acquisition of Financial Security Assurance Holdings Ltd. The purchase of FSA by Assured Guaranty has been approved by the New York State Insurance Department and the Oklahoma Insurance Department. The principal remaining conditions for Assured Guaranty's acquisition of FSA are: (1) finalization of arrangements under which Dexia S.A. ("Dexia") retains the responsibility for FSA's Financial Products business and (2) confirmation by Moody's, S&P, and Fitch that the acquisition of FSA would not have a negative impact on Assured Guaranty's or FSA's insurer financial strength ratings.

On March 25, 2009, S&P revised the outlook of the AAA rating on BHAC to negative. The S&P rating action means that there are now no AAA-rated monoline insurers that have retained "AAA/Stable" outlooks from all of the rating agencies.

On April 8, 2009, Moody's downgraded BHAC to Aa1 from AAA and assigned a stable outlook.

On April 20, 2009, S&P affirmed the AAA insurer financial strength rating of FSA, but revised the outlook to negative.

On May 4, 2009, Fitch downgraded the insurer financial strength rating of Assured Guaranty to AA from AAA and placed the rating on Rating Watch Evolving.

On May 11, 2009, Fitch downgraded the insurer financial strength rating of FSA to AA+ from AAA.

On May 13, 2009, a second lawsuit was filed against MBIA Inc., MBIA, and MBIA Insurance Corporation of Illinois alleging fraudulent conveyance in the financial restructuring announced by MBIA Inc. as it launched a separate municipal-only municipal bond insurance subsidiary, National. The plaintiffs include a consortium of domestic and international banks, including J.P. Morgan Chase, Wells Fargo, Morgan Stanley Capital Services, Citibank, the Royal Bank of Scotland, Barclays Bank PLC, HSBC Bank USA, UBS AG, and Société Générale, among others.

On May 20, 2009 Moody's placed its Aa2 rating on Assured Guaranty under review for possible downgrade.

On June 10, 2009, Assured Guaranty and Dexia announced that the closing conditions had been met for the acquisition of FSA by Assured Guaranty. Assured Guaranty and Dexia announced that they expected to close the transaction on July 1, 2009. (Sources: various reports and press releases by Moody's, S&P, and Fitch and press releases by Assured Guaranty and MBIA Inc.)

On Oct. 12, 2009, Fitch downgraded the insurer financial strength rating of Assured Guaranty to AA- from AA. Fitch also downgraded FSA to AA from AA+.

On Nov. 2, 2009, FSA changed its name to Assured Guaranty Municipal Corporation ("AGMC").

On Nov. 12, 2009, Moody's downgraded the insured financial strength rating of Assured Guaranty to Aa3 from Aa2 and kept the rating under review for downgrade. Moody's confirmed the insured financial strength rating of AGMC at Aa3 with a negative outlook.

During 2009, the par amount of long-term municipal bonds sold with a bond insurance policy was $35.432 billion or 8.64% of total municipal issuance.

On Feb. 4, 2010, S&P downgraded the insurer financial strength rating of BHAC to AA+ from AAA, with a stable outlook.

On Feb. 10, 2010, Fitch withdrew its ratings on Assured Guaranty and AGMC.

On March 25, 2010, S&P revised its insurer financial strength ratings on Ambac to "R" from "CC". The rating agency made the change following a directive by the Office of the Commissioner of Insurance of the State of Wisconsin ("OCI") to Ambac to establish a segregated account for certain of Ambac's liabilities, primarily insurance policies related to credit derivatives, RMBS and other structured finance transactions. In conjunction with the establishment of the segregated account, the OCI has commenced rehabilitation proceedings with respect to the liabilities contained in the segregated account in order to facilitate an orderly run-off and/or settlement of those specific liabilities.

On Oct. 25, 2010, S&P lowered its counterparty and financial strength ratings on Assured Guaranty and AGMC to AA+ from AAA. The outlook on both companies is stable.

On Nov. 8, 2010, Ambac Financial Group ("AFG"), the parent of Ambac, filed a voluntary petition for relief under Chapter 11 of the U.S. Bankruptcy Code. As a result of the bankruptcy filing of AFG, S&P withdrew its ratings on Ambac and related entities on Nov. 30, 2010. Moody's confirmed its Caa2 rating of Ambac on Nov. 23, 2010.

On Dec. 22, 2010, S&P lowered its counterparty, financial strength, and financial enhancement ratings on National to BBB from A, with a developing outlook.

In 2010, total long-term sales of municipal bonds were $431.893 billion. The total amount of municipal bonds sold as insured was $26.960 billion or 6.24% of total issuance.

On Jan. 26, 2011, S&P released a "Request for Comment: Bond Insurance Criteria." The report presented proposed revisions and updates to S&P's criteria for rating bond insurance companies. The proposed methodology considered a common set of nine analytic categories, and a business framework and sub-factors into bond insurance criteria. Some of the changes that were proposed included a new aggregate leverage test, increases in capital charges associated with municipal exposures, reduction in the single risk limit for municipal exposures, and increases in the capital charges for structured finance transactions. S&P indicated that if the proposed criteria were adopted, the rating agency would lower its ratings on existing investment grade bond insurers by one or more rating categories, unless those bond insurers raised additional capital or reduced risk. The deadline for submitting comments to the proposed bond insurance criteria was closed out on March 25, 2011. On April 21, 2011, S&P announced that comments from investors, insurers, issuers and other market participants were being reviewed. S&P published its final criteria on bond insurers early in the third quarter of 2011 and published updated ratings that incorporated the application of the new criteria on Sept. 7, 2011.

On April 4, 2011, Moody's withdrew its rating on Ambac Assurance Corporation.

On Aug. 5, 2011, S&P lowered its long-term sovereign credit rating on the U.S. from AAA to AA+ and assigned a negative outlook. As a result of this rating action, S&P revised the outlook of AGMC, Assured Guaranty, and BHAC from stable to negative.

On Sept. 27, 2011, S&P placed its AA+ long-term counterparty credit and insurance financial strength ratings on AGMC and Assured Guaranty on CreditWatch with negative implications. The CreditWatch placement is due to significant concentration risk in Assured's consolidated insured portfolio, which now breaches the largest-obligors test and is not consistent with S&P's updated criteria for monolines.

On Nov. 30, 2011, S&P lowered the counterparty and financial strength ratings on AGMC and Assured Guaranty to AA- from AA+. The ratings on AGMC and Assured Guaranty were removed from CreditWatch where they were placed on Sept. 27, 2011, with negative implications. The outlook for both insurers is stable.

On Dec. 19, 2011, Moody's downgraded the insured financial strength rating of National to Baa2 from Baa1 and changed its outlook from developing to negative. The downgrade reflects weakening of the overall MBIA group's market standing due to growing losses at National's affiliated companies, principally MBIA, and due to the decline in the level of liquid assets, which may be needed to meet the liquidity requirements of bulk settlements with National's counterparties.

On March 20, 2012, Moody's placed the Aa3 insured financial strength ratings of AGMC, Assured Guaranty and their affiliated operating companies on review for possible downgrade. Factors that contributed to the review action included constrained business opportunities, continued economic stress affecting mortgage-backed and municipal borrowers, and pressure by the bond insurers on new business margins due to low interest rates and tight credit spreads. The rating agency also noted Assured's elevated exposure to below-investment-grade exposure, including, RMBS, trust preferred, and municipal risks, which could put pressure on the qualified capital and loss reserves and total claims-paying resources of AGMC and Assured Guaranty.

On July 23, 2012, Build America Mutual Assurance Company ("BAM") began operations as the financial guaranty industry's first mutual bond insurer. Chartered to serve the U.S. municipal market, BAM received financial strength ratings of AA/Stable from S&P and is regulated by the New York State Department of Financial Services. BAM's insured portfolio will be limited to fixed-rated, fully amortizing debt issued by U.S. essential public purpose municipal issuers qualifying under Section 115 of the Internal Revenue Code. Claims-paying resources were initially funded from $500 million in capital, which grew over time from member surplus contributions. BAM's capital structure also includes a $100 million collateralized first loss reinsurance protection for up to 15% of par for each policy written. As a mutual insurer, the company is 100% owned by its policyholders, the municipal issuers that purchase insurance from the company. BAM wrote its first policy in late September 2012.

On July 30, 2012, Moody's placed the Ca insured financial strength rating of Syncora on review for upgrade following the firm's announcement on July 17, 2012 of a $375 million settlement of RMBS-related claims and other claims with Countrywide and Bank of America ("BOA").

On Nov. 8, 2012, Moody's withdrew the rating on Syncora due to lack of reporting information.

On Jan. 17, 2013, Moody's lowered the insured financial strength rating on AGMC two notches to A2 from Aa3 and lowered the insured financial strength rating of Assured Guaranty three notches to A3 from Aa3. The outlook for both ratings is stable. AGMC insures $237 billion of U.S. municipal bonds while Assured Guaranty backs $60 billion in par. The rating agency's downgrade action focused on a reassessment of Assured's business franchise, expected future profitability, and limited financing flexibility, rather than on the insurer's claims-paying resources, which, according to the rating agency, remain at the high Aa level. The overall insured financial strength rating score was dragged down by Moody's Baa assessment of AGMC's franchise value and strategy, a mid-A assessment of its insurance portfolio characteristics, an A rating for the profitability factor and Baa score for AGMC's financial flexibility. The rating report noted "material exposure" to legacy mortgage-related risks and large risks among individual municipal credits that led to an A assessment of AGMC's insurance portfolio characteristics. While AGMC's financial leverage was viewed as modest, the ability of the firm to access new funds on a cost-effective basis may be constrained.

On Feb. 28, 2013, S&P lowered its financial strength rating on National from BBB to BB with a developing outlook. The rating action reflected the rating agency's view of the company's weakened capital adequacy position and financial risk profile and the concern that National's parent, MBIA Corp., will likely come under regulatory control over the next 12 months.

On May 6, 2013, Assured Guaranty Ltd. announced that it had reached a settlement with UBS resolving Assured Guaranty's claims related to specific RMBS transactions that were issued, underwritten, or sponsored by UBS and insured by Assured Guaranty under financial guaranty insurance policies. Under the settlement, Assured Guaranty will receive an initial cash payment of $358 million. Additionally, UBS will reimburse Assured Guaranty for a portion of all future loss under a collateralized loss-sharing reinsurance agreement. On June 21, 2013, Assured Guaranty Ltd. announced that Assured Guaranty and Flagstar Bank have entered into a Settlement Agreement related to insured RMBS under which Assured Guaranty will receive a cash payment of $105 million.

On May 10, 2013, following the announcement on May 6, 2013 by MBIA, Inc. and BOA of a comprehensive settlement of outstanding litigation, S&P raised its financial strength rating on National to A from BBB and removed it from CreditWatch where is was placed with positive implications on May 8, 2013. S&P also raised the counterparty rating on MBIA, Inc. to BBB from B- and removed the rating from CreditWatch with positive implications on May 8, 2013. The rating on MBIA Insurance Corp. was raised from CCC to B. The outlook for all three companies is now stable.

Under the terms of the Settlement Agreement, MBIA Corp. will receive a net payment of $1.7 billion and MBIA Corp. will dismiss the litigation commenced in September 2008 against Countrywide Home Loans, Inc. and later amended to include claims against Bank of America. BOA and MBIA have also agreed to the commutation of all of the MBIA Corp. policies held by BOA, which has a notional insured amount of $7.4 billion and includes $6.1 billion of credit default policies held by BOA referencing commercial real estate exposures. BOA also agreed to dismiss its claims in the pending litigation regarding the restructuring transactions announced by MBIA on Feb. 18, 2009. The payment from BOA will be used to repay the remaining outstanding balance and accrued interest on MBIA Corp.'s secured loan from National, which had an outstanding balance of $1.6 billion as of May 2, 2013.

S&P's stable outlook on National is based on the expectation that the bond issuer could in the future begin to write new policies for municipal bonds. The rating upgrade notes the company's stable and strong earnings and the low potential for stressed losses in light of the low risk profile of the insured municipal only portfolio. It also reflects the expectation that other parties involved in the litigation over the splitting up of MBIA into separate municipal only insurance firm (National) and structured finance insurance firm (MBIA Insurance Corp.) will dismiss or settle their litigation claims against MBIA. National's ability to pay dividends to support MBIA Inc.'s liquidity was another factor in upgrading the rating on MBIA Inc. to investment grade.

On May 21, 2013, Moody's upgraded the insurance financial strength ratings of National to Baa1 from Baa2. It also upgraded the Insurer Financial Strength ("IFS") ratings of MBIA Insurance Corporation to B3 from Caa2, as well as the ratings of the holding company, MBIA Inc. to Ba3 from Caa1. The rating outlook for all three companies is positive. The Baa1 IFS rating and positive outlook of National incorporates the insurer's improved credit profile after the repayment of a loan from MBIA Corp. and the termination of the litigation related to the group's 2009 organizational restructuring. The rating also factors in the lack of participation in the new underwriting business over the past five years and its continued affiliation with the much weaker MBIA Corp.

On July 22, 2013, Municipal Assurance Corp. ("MAC"), a new municipal bond insurance company that will insure only selected categories of U.S. municipal bonds opened for business. The new monoline insurer has $1.5 billion in claims paying resources and received initial insurer financial strength ratings of AA+ (stable outlook) from Kroll Bond Rating Agency and AA- (stable outlook) from S&P. MAC was capitalized from $800 million in cash and securities contributed by AGMC and Assured Guaranty Corp, which own MAC jointly through a holding company. MAC also has an initial statutory unearned premium reserve of $709 million from a $103 billion net statutory par, 100% investment grade book of insured U.S. municipal bonds reinsured by MAC from AGM and Assured Guaranty. It is licensed in 37 states and the District of Columbia. MAC's underwriting guidelines and credit policies limit its business to municipal bonds only in S&P's municipal risk categories 1 and 2, which are largely general obligation bonds, sales tax, lease and general fund obligations; and water, sewer, public electric power, public higher education, and transportation revenue bonds.

On March 18, 2014, S&P raised the insurance financial strength rating on National to AA- from A with a stable outlook. As of Dec. 31, 2013, National's insured public finance portfolio was $277 billion. Claims paying resources totaled $5.3 billion as of Dec. 31, 2013, with a statutory unearned premium reserve of $1.7 billion, and an investment portfolio of $4.8 billion.

On March 18, 2014, S&P also raised the insurer financial strength and enhanced ratings on AGMC and MAC to AA from AA-. The outlook is stable for all three bond insurers. As of Dec. 31, 2013, Assured Guaranty Ltd. had net par outstanding of $459.1 billion and U.S. public finance insured par of $352.2 billion. Assured Guaranty Ltd.'s claims paying resources totaled $12.1 billion, with a net unearned premium reserve of $4.1 billion and an investment portfolio of $11.0 billion.

On May 21, 2014, Moody's upgraded the insurer financial strength rating of National to A3 from Baa1 with a stable outlook. The rating upgrade factors in the positive impact of recent settlements of commercial real estate exposures and the ongoing portfolio runoff in this market segment, which helped improve the bond insurer's capital adequacy and liquidity profile. The rating reflects the insurer's strong stand alone capital profile and its ongoing efforts to re-start insuring U.S. municipal debt in the primary and secondary markets.

On June 23, 2014, S&P affirmed its AA+ insurer financial strength rating on Berkshire Hathaway Assurance Corp. and revised the outlook to stable from negative.

On July 2, 2014, Moody's affirmed the insurer financial strength rating of National at A3, but changed the outlook to negative due to the enactment by the Commonwealth of Puerto Rico of a law, the Puerto Rico Public Corporation Debt Enforcement and Recovery Act (Recovery Act), which will allow public corporations to defer restructure their debt obligations. As of March 31, 2014, National had gross par exposure of $4.8 billion to Puerto Rico issuers (an amount equal to 145% of National's qualified statutory capital), all of which are rated below investment grade by Moody's, including $2.5 billion of gross par to various public corporations that could use the Recovery Act to restructure their debts.

On July 2, 2014, Moody's affirmed the IFS rating of Assured Guaranty at A3, but changed the outlook from stable to negative due to exposure to bonds issued by the Commonwealth of Puerto Rico and its public corporations. As of the first quarter of 2014, Assured Guaranty had $1.54 billion in total net par exposure to Puerto Rico issuers, which represented 81% of its qualified statutory capital. Assured Guaranty's exposure includes about $890 million in net par exposure to Puerto Rico public corporations that are eligible to participate in the new Recovery Act. This level of exposure is equal to 48% of Assured Guaranty's qualified statutory capital.

On Dec. 23, 2014, Assured Guaranty Ltd. announced that its subsidiary, Assured Guaranty, had entered into an agreement to acquire Radian Asset Assurance Inc., which conducts the financial guaranty business of Radian Group, Inc. Under the Stock Purchase Agreement, Radian Guaranty has agreed to sell 100% of the issued and outstanding shares of Radian Asset to Assured Guaranty for a purchase price of $810 million in cash. The acquisition and merger are expected to be completed in the first half of 2015, with Radian Asset merging with Assured Guaranty, with Assured Guaranty as the surviving company. As of Sept. 30, 2014, Radian Asset had an insured portfolio of $19.4 billion of net par, which is comprised of $11 billion in public finance transactions and $8 billion of structured finance transactions. The net par amount would bring Assured Guaranty's total net part outstanding to $68.3 billion. Radian Asset has about $1.3 billion of statutory capital, which is comprised of $1 billion of surplus and $287 million of contingency reserves. Assured Guaranty estimates that the transaction will increase Assured Guaranty's statutory capital by $425 million to $475 million and also increase Assured Guaranty's total claims paying resources by $600 million.

On Dec. 23, 2014, Moody's placed on review for upgrade the Ba1 Insurance Financial Strength ("IFS") rating of Radian Asset Assurance, as well as the Ba2 IFS ratings for Radian Guaranty, Inc. and Radian Mortgage Assurance, Inc. Moody's also issued a report indicating that the acquisition of Radian Asset Assurance by Assured Guaranty Ltd would be neutral on the IFS rating of A3/negative for Assured Guaranty Corp. Moody's indicated in a Rating Action report dated Dec. 23, 2014 that the transaction is neutral for Assured Guaranty Corporation, as it carries both benefits and risks. The report notes that as of Q3-2014, Radian Asset's insured portfolio contained $2.4 billion in below investment grade net par outstanding including $400 million of exposure to various Puerto Rico issuers. But the preliminary analysis of recent settlements that commuted a number of large RMBS transactions will lead to a release of a meaningful amount of capital at AGC and that the risk adjusted capital adequacy pro forma for the Radian Asset transaction will allow AGC to retain its current rating level.

S&P issued a bulletin dated Dec. 23, 2014 indicating that the ratings of Radian Guaranty, Inc, its related mortgage issuance operating entities and its parent holding company, Radian Group, Inc., are unchanged following the announcement of the sale of Radian Asset Assurance Inc. to Assured Guaranty Corp. for $810 million in cash.  Later in the day on Dec. 23, 2014, S&P issued a Research Update that placed the IFS rating of B+ of Radian Asset Assurance, Inc. on CreditWatch Positive. S&P also affirmed the AA financial strength and enhancement ratings on Assured Guaranty Corp, Assured Guaranty Municipal Corp., Assured Guaranty Re Ltd., and Municipal Assurance Corp., (collectively "Assured") with stable outlooks.

On April 1, 2015, Assured Guaranty Ltd. announced that its subsidiary, Assured Guaranty, has acquired Radian from Radian Guaranty in accordance with the agreement announced on Dec. 23, 2014.  Assured Guaranty paid $804.5 million in cash to acquire Radian.  As of Dec. 31, 2014, Radian's statutory capital was $1.3 billion.  As of Feb. 15, 2015, Radian's statutory net par outstanding was $13.9 billion. As a result of the transaction, the assets and obligations of Radian have become the assets and obligations of Assured Guaranty.

On April 1, 2015, Moody's upgraded the IFS rating of Radian Asset Assurance, Inc. to A3 with a negative outlook from Ba1. The rating incorporates the insurer financial strength ratings of the acquirer, Assured Guaranty Corp. The rating of Radian Asset has been subsequently withdrawn.

On April 1, 2015, S&P raised the rating on Radian Asset Assurance Inc. to AA from B+ and removed the rating from CreditWatch Positive. S&P has subsequently withdrawn the rating on Radian Asset due to the company's merger with AGC.

On Aug. 11, 2015, S&P placed the AA long-term counterparty and senior unsecured debt ratings on Berkshire Hathaway, Inc. ("BRK") and its AA+ insurance financial strength ratings of BRK's core insurance subsidiaries on CreditWatch Negative, including Berkshire Hathaway Assurance Corp. BRK entered into a definitive agreement to acquire Precision Castparts Corp. ("PCC") for $37.2 billion, including assumption of PCC's net debt. The CreditWatch placement reflects uncertainty about how the funding of the PCC acquisition will affect BKK's holding company cash resources and leverage metrics, as well as capital adequacy levels at the insurance companies.

For 2014, total long-term sales of municipal bonds were $334.432 billion, which represents an increase of 0.10% over issuance in 2013. The total amount of municipal bonds sold as insured during 2014 was $18.582 billion or 5.56% of total long-term bond sales through 1,407 issues. In 2013, the total amount of long-term municipal bonds that came to the market as insured was $11.475 billion (1,022 issues). Insurance penetration in 2013 was 3.43% of total long-term sales volume of $334.068 billion.

For the first 10 months of 2015, total long-term sales of municipal bonds were $372.809 billion (11,977 issues), which represents an increase in year-to-date volume of 24.30% over the first 10 months of 2014. Insured issue volume totaled $23.590 billion (1,745 issues), which represents an increase of 41.31% in par when compared to the first 10 months of 2014. Market penetration by insured deals was 6.32% so far in 2015.

The Manager anticipates that substantially all of the insured municipal obligations in the Funds' investment portfolios will be covered by either primary insurance or secondary market insurance. Primary insurance is a municipal bond insurance policy that is attached to a municipal bond at the time the bond is first sold in the primary market ("Primary Insurance"). Secondary market insurance is a municipal bond insurance policy that is underwritten for a bond that has been previously issued and sold ("Secondary Market Insurance"). Both Primary Insurance and Secondary Market Insurance are non-cancelable and continue in force so long as the insured security is outstanding and the respective insurer remains in business. Premiums for Secondary Market Insurance, if any, would be paid from a Fund's assets and would reduce the current yield on its investment portfolio by the amount of such premiums.

Insurer financial strength ratings are provided by Moody's and S&P. A Moody's insurer financial strength rating is an opinion of the ability of an insurance company to repay punctually senior policyholder obligations and claims. An insurer with an insured financial strength rating of Aaa is adjudged by Moody's to be of the best quality. In the opinion of Moody's, the policy obligations of an insurance company with an insured financial strength rating of Aaa carry the smallest degree of credit risk and, while the financial strength of these companies is likely to change, such changes as can be visualized are most unlikely to impair the company's fundamentally strong position. An S&P insurer financial strength, financial enhancement rating is an assessment of an operating insurance company's financial capacity to meet obligations under an insurance policy in accordance with its terms. An insurer with an insurer financial strength, financial enhancement rating of AAA has the highest rating assigned by S&P. The capacity of an insurer so rated to honor insurance contracts is adjudged by S&P to be extremely strong and highly likely to remain so over a long period of time.

An insurer financial strength rating by Moody's, S&P, or Fitch does not constitute an opinion on any specific insurance contract in that such an opinion can only be rendered upon the review of the specific insurance contract. Furthermore, an insurer financial strength rating does not take into account deductibles, surrender, or cancellation penalties or the timeliness of payment; nor does it address the ability of a company to meet non-policy obligations (i.e., debt contracts).

The assignment of ratings by Moody's, S&P, or Fitch to debt issues that are fully or partially supported by insurance policies, contracts or guarantees is a separate process from the determination of insurer financial strength ratings. The likelihood of a timely flow of funds from the insurer to the trustee for the bondholders is a likely element in the rating determination for such debt issues.

Assured Guaranty Corp. has insurer financial strength ratings of A3 from Moody's and AA from S&P. AGMC has insurer financial strength ratings of A2 from Moody's and AA from S&P. BAM has an insurer financial strength rating of AA by S&P. BHAC is rated Aa1 by Moody's and AA+ by S&P. MAC is rated AA by S&P and AA+ from Kroll Bond Rating Agency. These insurer financial strength ratings are as of April 2, 2015. The insurer financial strength ratings of Ambac, CIFG, FGIC, MBIA (National), and Syncora have fallen below AAA by each of the rating agencies that continue to rate these monolines. Insurer financial strength ratings for the municipal bond insurers may continue to change.

None of Assured Guaranty, AGMC, BAM, BHAC, MAC, or any affiliate thereof, has any material business relationship, direct or indirect, with the Funds.

The following table is a summary snapshot of the insurer financial strength ratings of the municipal bond insurers as of Dec. 2, 2015:

Funds' investment in insured bonds

Insurer	Moody's	S&P	Fitch
ACA	Not Rated	NR	WD
Ambac	WR	NR	WD
Assured Guaranty	A3 (Negative Outlook)	AA (Stable Outlook)	WD
BAM	Not Rated	AA (Stable Outlook)	Not Rated
BHAC	Aa1 (Stable Outlook)	AA+ (Stable Outlook)	Not Rated
CIFG	WR	NR	WD
FGIC	WR	NR	WD
AGMC (f. FSA)	A2 (Stable Outlook)	AA (Stable Outlook)	WD
National (f. MBIA)	A3 (Negative Outlook)	AA- (Stable Outlook)	Not Rated
MAC	Not Rated	AA (Stable Outlook)	WD
Radian	A3 (Negative Outlook)	AA (Stable Outlook)	WD
XLCA (Syncora)	WR	NR	WD

Disclosure of Portfolio Holdings Information

Each Fund has adopted a policy generally prohibiting the disclosure of portfolio holdings information to any person until after 30 calendar days have passed. The Trust posts a list of each Fund's portfolio holdings monthly, with a 30-day lag, on each Fund's website, delawareinvestments.com. In addition, on a 10-day lag, we also make available on the website a month-end summary listing of the number of each Fund's securities, country and asset allocations, and top 10 securities and sectors by percentage of holdings for the Fund. This information is available publicly to any and all shareholders free of charge once posted on the website or by calling 800 523-1918.

Other entities, including institutional investors and intermediaries that distribute the Funds' shares, are generally treated similarly and are not provided with the Funds' portfolio holdings in advance of when they are generally available to the public.

The Funds may, from time to time, provide statistical data derived from publicly available information to third parties, such as shareholders, prospective shareholders, financial intermediaries, consultants, and ratings and ranking organizations.

Third-party service providers and affiliated persons of the Funds are provided with the Funds' portfolio holdings only to the extent necessary to perform services under agreements relating to the Funds. In accordance with the policy, third-party service providers who receive nonpublic portfolio holdings information on an ongoing basis are: the Manager's affiliates (Delaware Management Business Trust, Delaware Investments Fund Services Company, and the Distributor), the Funds' independent registered public accounting firm, the Funds' custodian, the Funds' legal counsel, the Funds' financial printer (DG3), and the Funds' proxy voting service. These entities are obligated to keep such information confidential.

Third-party rating and ranking organizations and consultants who have signed agreements ("Nondisclosure Agreements") with the Funds or the Manager may receive portfolio holdings information more quickly than the 30-day lag. The Nondisclosure Agreements require that the receiving entity hold the information in the strictest confidence and prohibit the receiving entity from disclosing the information or trading on the information (either in Fund shares or in shares of the Funds' portfolio securities). In addition, the receiving party must agree to provide copies of any research or reports generated using the portfolio holdings information in order to allow for monitoring of use of the information. Neither the Funds, nor the Manager, nor any affiliate receives any compensation or consideration with respect to these agreements.

To protect the shareholders' interests and to avoid conflicts of interest, Nondisclosure Agreements must be approved by a member of the Manager's Legal Department and Compliance Department and any deviation in the use of the portfolio holdings information by the receiving party must be approved in writing by the Funds' Chief Compliance Officer prior to such use.

The Board will be notified of any substantial changes to the foregoing procedures. The Board also receives an annual report from the Trust's Chief Compliance Officer that, among other things, addresses the operation of the Trust's procedures concerning the disclosure of portfolio holdings information.

Management of the Trust

Trustees and officers

The business and affairs of the Trust are managed under the direction of its Board of Trustees. Certain officers and Trustees of the Trust hold identical positions in each of the Delaware Investments® Funds. The Trust's Trustees and principal officers are noted below along with their birthdates and their business experience for the past five years. The Trustees serve for indefinite terms until their resignation, death, or removal.

As of Nov. 30, 2015, the officers and Trustees of the Trust directly owned less than 1% of the outstanding shares of each Class of each Fund.

Name, Address, and Birthdate	Position(s) Held with the Trust	Length of Time Served	Number of Funds in Fund Complex Overseen by Trustee	Principal Occupation(s) During the Past Five Years	Other Directorships Held by Trustee During the Past Five Years
Interested Trustee
Shawn K. Lytle[1] 2005 Market Street Philadelphia, PA 19103 February 1970	President, Chief Executive Officer, and Trustee	Trustee since September 2015 President and Chief Executive Officer since August 2015	65	Shawn K. Lytle has served as President of Delaware Investments[2] since June 2015 and was the Regional Head of Americas for UBS Global Asset Management from 2010 through 2015.	Trustee — UBS Relationship Funds, SMA Relationship Trust, and UBS Funds (May 2010–April 2015)
Independent Trustees
Thomas L. Bennett 2005 Market Street Philadelphia, PA 19103 October 1947	Chairman and Trustee	Trustee since March 2005 Chairman since March 2015	65	Private Investor (March 2004–Present)	Director — Bryn Mawr Bank Corp. (BMTC) (2007–2011)
Ann D. Borowiec 2005 Market Street Philadelphia, PA 19103 November 1958	Trustee	Since March 2015	65	Chief Executive Officer, Private Wealth Management (2011–2013) and Market Manager, New Jersey Private Bank (2005–2011) — J.P. Morgan Chase & Co.	None
Joseph W. Chow 2005 Market Street Philadelphia, PA 19103 January 1953	Trustee	Since January 2013	65	Executive Vice President (Emerging Economies Strategies, Risks, and Corporate Administration) State Street Corporation (July 2004–March 2011)	Director and Audit Committee Member — Hercules Technology Growth Capital, Inc. (2004–2014)
John A. Fry 2005 Market Street Philadelphia, PA 19103 May 1960	Trustee	Since January 2001	65	President — Drexel University (August 2010–Present) President — Franklin & Marshall College (June 2002–July 2010)	Director — Hershey Trust Company Director, Audit Committee, and Governance Committee Member — Community Health Systems Director — Drexel Morgan & Co.
Lucinda S. Landreth 2005 Market Street Philadelphia, PA 19103 June 1947	Trustee	Since March 2005	65	Private Investor (2004–Present)	None
Frances A. Sevilla-Sacasa 2005 Market Street Philadelphia, PA 19103 January 1956	Trustee	Since September 2011	65

Chief Executive Officer — Banco Itau International (April 2012–present)

Executive Advisor to Dean (August 2011–March 2012) and Interim Dean (January 2011–July 2011) — University of Miami School of Business Administration

President — U.S. Trust, Bank of America Private Wealth Management (Private Banking) (July 2007–December 2008)

					Trust Manager and Audit Committee Member — Camden Property Trust
Thomas K. Whitford 2005 Market Street Philadelphia, PA 19103 March 1956	Trustee	Since January 2013	65	Vice Chairman (2010–April 2013), Chief Administrative Officer (2008–2010), and Executive Vice President and Chief Administrative Officer (2007–2009) — PNC Financial Services Group	Director — HSBC Finance Corporation and HSBC North America Holdings Inc. Director — HSBC Bank
Janet L. Yeomans 2005 Market Street Philadelphia, PA 19103 July 1948	Trustee	Since April 1999	65	Vice President and Treasurer (January 2006–July 2012) Vice President — Mergers & Acquisitions (January 2003–January 2006), and Vice President and Treasurer (July 1995–January 2003) 3M Corporation	Director, Audit and Compliance Committee Chair, Investment Committee Member, and Governance Committee Member — Okabena Company Chair — 3M Investment Management Company (2005–2012)
Officers
David F. Connor 2005 Market Street Philadelphia, PA 19103 December 1963	Senior Vice President, General Counsel, and Secretary	Senior Vice President since May 2013; General Counsel since May 2015; Secretary since October 2005	65	David F. Connor has served as Senior Vice President of the Trust and DMC since 2013, General Counsel of the Trust and DMC since 2015, and Secretary of the Trust and DMC since 2005.	None[3]
Daniel V. Geatens 2005 Market Street Philadelphia, PA 19103 October 1972	Vice President and Treasurer	Treasurer since October 2007	65	Daniel V. Geatens has served as Vice President and Treasurer of the Trust since 2007 and Vice President and Director of Financial Administration of DMC since 2010.	None[3]
Richard Salus 2005 Market Street Philadelphia, PA 19103 October 1963	Senior Vice President and Chief Financial Officer	Chief Financial Officer since November 2006	65	Richard Salus has served as Senior Vice President and Chief Financial Officer of the Trust and DMC since 2006.	None[3]
1	Shawn K. Lytle is considered to be an "Interested Trustee" because he is an executive officer of the Trusts' Manager.
2	Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the Funds' investment manager, principal underwriter, and transfer agent.
3	David F. Connor, Daniel V. Geatens, and Richard Salus serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment manager, principal underwriter, and transfer agent as the Funds.

The following table shows each Trustee's ownership of shares of the Funds and of shares of all Delaware Investments® Funds as of Dec. 31, 2014, unless otherwise noted.

Name	Dollar Range of Equity Securities in the Funds	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies[1]
Interested Trustee
Shawn K. Lytle	None	None
Independent Trustees
Thomas L. Bennett	None	Over $100,000
Ann D. Borowiec[2]	None	$50,001–$100,000
Joseph W. Chow	None	Over $100,000
John A. Fry	None	Over $100,000
Lucinda S. Landreth	None	Over $100,000
Frances A. Sevilla-Sacasa	None	Over $100,000
Thomas K. Whitford	None	Over $100,000
Janet L. Yeomans	None	Over $100,000
1	The ranges for equity securities ownership by each Trustee are: none; $1-$10,000; $10,001-$50,000; $50,001-$100,000; or over $100,000.
2	Ownership of shares information is as of Oct. 31, 2014.

The following table describes the aggregate compensation received by each Trustee from the Trust and the total compensation received from the Delaware Investments® Funds for which he or she served as a Trustee for the Trust's last fiscal year. Only the Trustees of the Trust who are not "interested persons" as defined by the 1940 Act (the "Independent Trustees") receive compensation from the Trust.

Trustee	Aggregate Compensation from the Trust	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Total Compensation from the Investment Companies in the Delaware Investments® Complex*,[1]
Thomas L. Bennett	$12,021	None	$302,167
Ann D. Borowiec[2]	$4,744	None	$122,083
Joseph W. Chow	$10,160	None	$255,333
John A. Fry	$9,622	None	$241,500
Lucinda S. Landreth	$9,506	None	$238,667
Frances A. Sevilla-Sacasa	$9,506	None	$238,667
Thomas K. Whitford	$9,228	None	$231,667
Janet L. Yeomans	$10,287	None	$258,167
J. Richard Zecher[3]	$7,506	None	$187,000
*	Each Independent Trustee/Director receives an annual retainer fee of $155,000 for serving as a Trustee/Director for all 26 investment companies in the Delaware Investments® family, plus $11,000 per meeting for attending each Board Meeting in person held on behalf of all investment companies in the complex. Each Trustee also receives a $2,500 fee for attending telephonic board meetings on behalf of the investment companies in the complex. Members of the Nominating and Corporate Governance Committee, Audit Committee, and Investments Committee receive additional compensation of $3,500 for each Committee meeting attended. The Trustees may receive an additional fee if a committee meeting exceeds 4 hours. In addition, the chairperson for each of the Audit Committee, the Investments Committee, and the Nominating and Corporate Governance Committee receives an annual retainer of $25,000. The Board Chairman receives an additional annual retainer of $60,000.
1	Effective Jan. 1, 2016, each Independent Trustee/Director will receive: (i) an annual retainer fee of $157,000 for serving as a Trustee/Director for all 26 investment companies in the Delaware Investments® family, plus $12,000 per meeting for attending each Board Meeting in person held on behalf of all investment companies in the complex; and (ii) a $2,750 fee for attending telephonic board meetings on behalf of the investment companies in the complex. Additionally, effective Jan. 1, 2016, the committee members and committee/board chairs will receive the following fees: (i) members of the Nominating and Corporate Governance Committee, Audit Committee, and Investments Committee will receive additional compensation of $4,000 for each Committee meeting attended and may receive an additional fee if a committee meeting exceeds 4 hours; (ii) the chairperson for each of the Audit Committee, the Investments Committee, and the Nominating and Corporate Governance Committee receives an annual retainer of $25,000; and (iii) the Board Chairman will receive an additional annual retainer of $70,000.
2	On Feb. 19, 2015, the Trustees approved a one-time $18,000 payment to Ms. Borowiec for trustee training and education. Ms. Borowiec was elected to the Board by shareholders on March 31, 2015.
3	Mr. Zecher retired from the Board effective July 1, 2015.

Board Leadership Structure

Common Board of Trustees/Directors: The business of the Trust is managed under the direction of its Board. The Trustees also serve on the Boards of all the other investment companies that comprise the Delaware Investments® Family of Funds. The Trustees believe that having a common Board for all funds in the complex is efficient and enhances the ability of the Board to address its responsibilities to each fund in the complex. The Trustees believe that the common board structure allows the Trustees to leverage their individual expertise and that their judgment is enhanced by being Trustees of all of the funds in the complex.

Board Chairman: Effective March 1, 2015, Mr. Bennett was named the Board's Chairman. As fund governance best practices have evolved, more and more fund boards have opted to have an independent trustee serve as chairperson. Among other reasons, the Board selected Mr. Bennett as Chairman due to his substantial financial industry experience and his tenure on the Board. As the Chairman, Mr. Bennett, in consultation with Fund management, legal counsel, and the other Trustees, proposes Board agenda topics, actively participates in developing Board meeting agendas, and ensures that appropriate and timely information is provided to the Board in connection with Board meetings. Mr. Bennett also conducts meetings of the Independent Trustees. He also generally serves as a liaison among outside Trustees, Fund officers, and legal counsel, and is an ex officio member of the Nominating and Corporate Governance Committee.

Size and composition of Board: The Board is currently comprised of nine Trustees. The Trustees believe that the current size of the Board is conducive to Board interaction, dialogue, and debate, resulting in an effective decision-making body. The Board is comprised of Trustees with a variety of professional backgrounds. The Board believes that the skill sets of its members are complementary and add to the overall effectiveness of the Board. The Trustees regard diversity as an important consideration in the present composition of the Board and the selection of qualified candidates to fill vacancies on the Board.

Committees: The Board has established several committees, each of which focuses on a particular substantive area and provides reports and recommendations to the full Board. The committee structure enables the Board to manage efficiently and effectively the large volume of information relevant to the Board's oversight of the Trust. The committees benefit from the professional expertise of their members. At the same time, membership on a committee enhances the expertise of its members and benefits the overall effectiveness of the Board.

The Board has the following committees:

Audit Committee: This committee monitors accounting and financial reporting policies, practices, and internal controls for the Trust. It also oversees the quality and objectivity of the Trust's financial statements and the independent audit thereof, and acts as a liaison between the Trust's independent registered public accounting firm and the full Board. The Trust's Audit Committee consists of the following Independent Trustees: Joseph W. Chow, Chairperson; Ann D. Borowiec; Lucinda S. Landreth; and Frances A. Sevilla-Sacasa. The Audit Committee held six meetings during the Trust's last fiscal year.

Nominating and Corporate Governance Committee: This committee recommends Board nominees, fills Board vacancies that arise in between meetings of shareholders, and considers the qualifications and independence of Board members. The committee also monitors the performance of counsel for the Independent Trustees. The committee will consider shareholder recommendations for nomination to the Board only in the event that there is a vacancy on the Board. Shareholders who wish to submit recommendations for nominations to the Board to fill a vacancy must submit their recommendations in writing to the Nominating and Corporate Governance Committee, c/o Delaware Investments® Funds at 2005 Market Street, Philadelphia, PA 19103-7094. Shareholders should include appropriate information on the background and qualifications of any persons recommended (e.g., a resume), as well as the candidate's contact information and a written consent from the candidate to serve if nominated and elected. Shareholder recommendations for nominations to the Board will be accepted on an ongoing basis and such recommendations will be kept on file for consideration when there is a vacancy on the Board. The committee consists of the following Independent Trustees: John A. Fry, Chairperson; Thomas L. Bennett (ex officio); Frances A. Sevilla-Sacasa; Thomas K. Whitford; and Janet L. Yeomans. The Nominating and Corporate Governance Committee held five meetings during the Trust's last fiscal year.

In reaching its determination that an individual should serve or continue to serve as a Trustee of the Trust, the committee considers, in light of the Trust's business and structure, the individual's experience, qualifications, attributes, and skills (the "Selection Factors"). No one Selection Factor is determinative, but some of the relevant factors that have been considered include: (i) the Trustee's business and professional experience and accomplishments, including prior experience in the financial services industry or on other boards; (ii) the ability to work effectively and collegially with other people; and (iii) how the Trustee's background and attributes contribute to the overall mix of skills and experience on the Board as a whole. Below is a brief summary of the Selection Factors that relate to each Trustee as of the date of this SAI.

Thomas L. Bennett — Currently the Board's Chairman, Mr. Bennett has over 30 years of experience in the investment management industry, particularly with fixed income portfolio management and credit analysis. He has served in senior management for a number of money management firms. Mr. Bennett has also served as a board member of another investment company, an educational institution, nonprofit organizations and for-profit companies. He has an M.B.A. from the University of Cincinnati and is a Chartered Financial Analyst. Mr. Bennett has served on the Board since March 2005.

Ann D. Borowiec — Ms. Borowiec has over 25 years of experience in the banking and wealth management industry. Ms. Borowiec also serves as a board member on several nonprofit organizations. In nominating her to the Board in 2015, the Independent Trustees of the Trust found that her experience as a Chief Executive Officer in the private wealth management business at a leading global asset manager and private bank, including the restructuring of business lines and defining client recruitment strategies, complemented the skills of existing board members. Her experience would also provide additional oversight skill in the area of fund distribution. Ms. Borowiec holds a B.B.A. from Texas Christian University and an M.B.A. from Harvard University. Ms. Borowiec joined the Board in March 2015.

Joseph W. Chow — Mr. Chow has over 30 years of experience in the banking and financial services industry. In electing him in 2013, the Independent Trustees of the Trust found that his extensive experience in business strategy in non-U.S. markets complemented the skills of existing Board members and also reflected the increasing importance of global financial markets in investment management. The Independent Trustees also found that Mr. Chow's management responsibilities as a former Executive Vice President of a leading global asset servicing and investment management firm as well as his experience as Chief Risk and Corporate Administration Officer would add helpful oversight skills to the Board's expertise. Mr. Chow holds a B.A. degree from Brandeis and M.C.P. and M.S. in Management degree from MIT. Mr. Chow has served on the Board since January 2013.

John A. Fry — Mr. Fry has over 25 years of experience in higher education. He has served in senior management for three major institutions of higher learning. Mr. Fry has also served as a board member of many nonprofit organizations and several for-profit companies. Mr. Fry has extensive experience in overseeing areas such as finance, investments, risk-management, internal audit and information technology. He holds a B.A. degree in American Civilization from Lafayette College and an M.B.A. from New York University. Mr. Fry has served on the Board since January 2001.

Lucinda S. Landreth — Ms. Landreth has over 35 years of experience in the investment management industry, particularly with equity management and analysis. She has served as Chief Investment Officer for a variety of money management firms including a bank, a broker, and an insurance company. Ms. Landreth has advised mutual funds, pension funds, and family wealth managers and has served on the board and executive committees of her college, two foundations and several nonprofit institutions. In addition to her B.A., she is a Chartered Financial Analyst. Ms. Landreth has served on the Board since March 2005.

Frances A. Sevilla-Sacasa — Ms. Sevilla-Sacasa has over 30 years of experience in banking and wealth management. In electing her in 2011, the Independent Trustees of the Trust found that her extensive international wealth management experience, in particular, complemented the skills of existing Board members and also reflected the increasing importance of international investment management not only for dollar-denominated investors but also for investors outside the U.S. The Independent Trustees also found that Ms. Sevilla-Sacasa's management responsibilities as the former President and Chief Executive Officer of a major trust and wealth management company would add a helpful oversight skill to the Board's expertise, and her extensive nonprofit Board experience gave them confidence that she would make a meaningful, experienced contribution to the Board of Trustees. Finally, in electing Ms. Sevilla-Sacasa to the Board, the Independent Trustees valued her perceived dedication to client service as a result of her overall career experience. Ms. Sevilla-Sacasa holds B.A. and M.B.A. degrees. Ms. Sevilla-Sacasa has served on the Board since September 2011.

Thomas K. Whitford — Mr. Whitford has over 25 years of experience in the banking and financial services industry, and served as Vice Chairman of a major banking, asset management, and residential mortgage banking institution. In electing him in 2013, the Independent Trustees of the Trust found that Mr. Whitford's senior management role in wealth management and experience in the mutual fund servicing business would provide valuable current management and financial industry insight, in particular, and complemented the skills of existing Board members. The Independent Trustees also found that his senior management role in integrating company acquisitions, technology, and operations and his past role as Chief Risk Officer would add a helpful oversight skill to the Board's expertise. Mr. Whitford holds a B.S. degree from the University of Massachusetts and an M.B.A. degree from the University of Pennsylvania's Wharton School. Mr. Whitford has served on the Board since January 2013.

Janet L. Yeomans — Ms. Yeomans has over 28 years of business experience with a large global diversified manufacturing company, including service as Treasurer for this company. In this role, Ms. Yeomans had significant broad-based financial experience, including global financial risk-management and mergers and acquisitions. She also serves as a board member of a for-profit company. She holds degrees in mathematics and physics from Connecticut College, an M.S. in mathematics from Illinois Institute of Technology and an M.B.A. from the University of Chicago. Ms. Yeomans has served on the Board since April 1999.

Shawn K. Lytle — Mr. Lytle has over 20 years of experience in the investment management industry. He has been the president of Delaware Investments since June 2015, and he is responsible for all aspects of the firm's business. Prior to that time, Mr. Lytle served in various executive management, investment management, and distribution positions at two major banking institutions. He holds a B.A. degree from The McDonough School of Business at Georgetown University. Mr. Lytle has served on the Board since September 2015. Mr. Lytle serves as chair elect on the board of directors of the National Association of Securities Professionals ("NASP"), and he is on the board of directors of the Sustainability Accounting Standards Board ("SASB").

Independent Trustee Committee: This committee develops and recommends to the Board a set of corporate governance principles and oversees the evaluation of the Board, its committees, and its activities. The committee is comprised of all of the Trust's Independent Trustees. The Independent Trustee Committee held four meetings during the Trust's last fiscal year.

Investments Committee: The primary purposes of the Investments Committee are to: (i) assist the Board at its request in its oversight of the investment advisory services provided to the Trust by the Manager as well as any sub-advisors; (ii) review all proposed advisory and sub-advisory agreements for new funds or proposed amendments to existing agreements and to recommend what action the full Board and the Independent Trustees should take regarding the approval of all such proposed agreements; and (iii) review reports supplied by the Manager regarding investment performance, portfolio risk and expenses and to suggest changes to such reports. The Investments Committee consists of the following Independent Trustees: Janet L. Yeomans, Chairperson; Ann D. Borowiec; Joseph W. Chow; Lucinda S. Landreth; and Thomas K. Whitford. The Investments Committee held four meetings during the Trust's last fiscal year.

Board role in risk oversight: The Board performs a risk oversight function for the Trust consisting, among other things, of the following activities: (1) receiving and reviewing reports related to the performance and operations of the Trust; (2) reviewing, approving, or modifying as applicable, the compliance policies and procedures of the Trust; (3) meeting with portfolio management teams to review investment strategies, techniques and the processes used to manage related risks; (4) addressing security valuation risk in connection with its review of fair valuation decisions made by Fund management pursuant to Board-approved procedures; (5) meeting with representatives of key service providers, including the Manager, the Distributor, the Funds' transfer agent, the custodian and the independent public accounting firm of the Trust, to review and discuss the activities of the Trust's series, and to provide direction with respect thereto; (6) engaging the services of the Trust's Chief Compliance Officer to test the compliance procedures of the Trust and its service providers; and (7) requiring management's periodic presentations on specified risk topics.

The Trustees perform this risk oversight function throughout the year in connection with each quarterly Board meeting. The Trustees/Directors routinely discuss certain risk-management topics with Fund management at the Board level and also through the standing committees of the Board. In addition to these recurring risk-management discussions, Fund management raises other specific risk-management issues relating to the Funds with the Trustees/Directors at Board and committee meetings. When discussing new product initiatives with the Board, Fund management also discusses risk — either the risks associated with the new proposals or the risks that the proposals are designed to mitigate. Fund management also provides periodic presentations to the Board to give the Trustees a general overview of how the Manager and its affiliates identify and manage risks pertinent to the Trust.

The Audit Committee looks at specific risk-management issues on an ongoing basis. The Audit Committee is responsible for certain aspects of risk oversight relating to financial statements, the valuation of the Trust's assets, and certain compliance matters. In addition, the Audit Committee meets with the Manager's internal audit and risk-management personnel on a quarterly basis to review the reports on their examinations of functions and processes affecting the Trust.

The Board's other committees also play a role in assessing and managing risk. The Nominating and Corporate Governance Committee and the Independent Trustee Committee play a role in managing governance risk by developing and recommending to the Board corporate governance principles and, in the case of the Independent Trustee Committee, by overseeing the evaluation of the Board, its committees, and its activities. The Investments Committee plays a significant role in assessing and managing risk through its oversight of investment performance, investment process, investment risk controls, and fund expenses.

Because risk is inherent in the operation of any business endeavor, and particularly in connection with the making of financial investments, there can be no assurance that the Board's approach to risk oversight will be able to minimize or even mitigate any particular risk. The Funds are designed for investors that are prepared to accept investment risk, including the possibility that as yet unforeseen risks may emerge in the future.

Code of Ethics

The Trust, the Manager, and the Distributor have adopted Codes of Ethics in compliance with the requirements of Rule 17j-1 under the 1940 Act, which govern personal securities transactions. Under the Codes of Ethics, persons subject to the Codes are permitted to engage in personal securities transactions, including securities that may be purchased or held by the Funds, subject to the requirements set forth in Rule 17j-1 under the 1940 Act and certain other procedures set forth in the applicable Code of Ethics. The Codes of Ethics are on public file with, and are available from, the SEC.

Proxy Voting Policy

The Trust has formally delegated to the Manager the responsibility for making all proxy voting decisions in relation to portfolio securities held by the Funds. If and when proxies need to be voted on behalf of the Funds, the Manager will vote such proxies pursuant to its Proxy Voting Policies and Procedures (the "Procedures"). The Manager has established a Proxy Voting Committee (the "Committee"), which is responsible for overseeing the Manager's proxy voting process for the Funds. One of the main responsibilities of the Committee is to review and approve the Procedures to ensure that the Procedures are designed to allow the Manager to vote proxies in a manner consistent with the goal of voting in the best interests of the Funds.

In order to facilitate the actual process of voting proxies, the Manager has contracted with Institutional Shareholder Services Inc. ("ISS") to analyze proxy statements on behalf of the Funds and the Manager's other clients and vote proxies generally in accordance with the Procedures. The Committee is responsible for overseeing ISS's proxy voting activities. If a proxy has been voted for the Funds, ISS will create a record of the vote. By no later than Aug. 31 of each year, information (if any) regarding how the Funds voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Funds' website at delawareinvestments.com; and (ii) on the SEC's website at sec.gov.

The Procedures contain a general guideline stating that recommendations of company management on an issue (particularly routine issues) should be given a fair amount of weight in determining how proxy issues should be voted. However, the Manager will normally vote against management's position when it runs counter to its specific Proxy Voting Guidelines (the "Guidelines"), and the Manager will also vote against management's recommendation when it believes that such position is not in the best interests of the Funds.

As stated above, the Procedures also list specific Guidelines on how to vote proxies on behalf of the Funds. Some examples of the Guidelines are as follows: (i) generally vote for shareholder proposals asking that a majority or more of directors be independent; (ii) generally vote against proposals to require a supermajority shareholder vote; (iii) votes on mergers and acquisitions should be considered on a case-by-case basis, determining whether the transaction enhances shareholder value; (iv) generally vote against proposals at companies with more than one class of common stock to increase the number of authorized shares of the class that has superior voting rights; (v) generally vote re-incorporation proposals on a case-by-case basis; (vi) votes with respect to equity-based compensation plans are generally determined on a case-by-case basis; and (vii) generally vote for proposals requesting reports on the level of greenhouse gas emissions from a company's operations and products.

Because the Trust has delegated proxy voting to the Manager, the Trust is not expected to encounter any conflict of interest issues regarding proxy voting and therefore does not have procedures regarding this matter. However, the Manager does have a section in its Procedures that addresses the possibility of conflicts of interest. Most proxies that the Manager receives on behalf of the Funds are voted by ISS in accordance with the Procedures. Because almost all of the Funds' proxies are voted by ISS pursuant to the predetermined Procedures, it normally will not be necessary for the Manager to make an actual determination of how to vote a particular proxy, thereby largely eliminating conflicts of interest for the Manager during the proxy voting process. In the very limited instances where the Manager is considering voting a proxy contrary to ISS's recommendation, the Committee will first assess the issue to see if there is any possible conflict of interest involving the Manager or affiliated persons of the Manager. If a member of the Committee has actual knowledge of a conflict of interest, the Committee will normally use another independent third party to do additional research on the particular proxy issue in order to make a recommendation to the Committee on how to vote the proxy in the best interests of the Funds. The Committee will then review the proxy voting materials and recommendation provided by ISS and the independent third party to determine how to vote the issue in a manner that the Committee believes is consistent with the Procedures and in the best interests of the Funds.

Investment Manager and Other Service Providers

Investment Manager

The Manager, located at 2005 Market Street, Philadelphia, PA 19103-7094, furnishes investment management services to the Funds, subject to the supervision and direction of the Board. The Manager also provides investment management services to all of the other Delaware Investments® Funds. Affiliates of the Manager also manage other investment accounts. While investment decisions for the Funds are made independently from those of the other funds and accounts, investment decisions for such other funds and accounts may be made at the same time as investment decisions for the Funds. The Manager pays the salaries of all Trustees, officers, and employees who are affiliated with both the Manager and the Trust.

As of Sept. 30, 2015, the Manager and its affiliates within Delaware Investments were managing in the aggregate $165 billion in assets in various institutional or separately managed, investment company, and insurance accounts. The Manager is a series of Delaware Management Business Trust (a Delaware statutory trust), which is a subsidiary of Delaware Management Holdings, Inc. ("DMHI"). DMHI is a subsidiary, and subject to the ultimate control, of Macquarie Group Limited ("Macquarie"). Macquarie is a Sydney, Australia-headquartered global provider of banking, financial, advisory, investment and funds management services. "Delaware Investments" is the marketing name for DMHI and its subsidiaries.

The Manager and its affiliates own the name "Delaware Group." Under certain circumstances, including the termination of the Trust's advisory relationship with the Manager or its distribution relationship with the Distributor, the Manager, and its affiliates could cause the Trust to remove the words "Delaware Group" from its name.

The Investment Management Agreement for each Fund (each an "Investment Management Agreement") may be renewed each year only so long as such renewal and continuance are specifically approved at least annually by its Board or by vote of a majority of the outstanding voting securities of each Fund, and only if the terms of, and the renewal thereof, have been approved by the vote of a majority of the Independent Trustees of the applicable Trust who are not parties thereto or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. Each Investment Management Agreement is terminable without penalty on 60 days' notice by the Trustees of the Trust or by the Manager. Each Investment Management Agreement will terminate automatically in the event of its assignment.

As compensation for the services rendered under each Investment Management Agreement, the Funds shall pay the Manager an annual management fee as a percentage of average daily net assets equal to:

Fund Name	Management Fee (as a percentage of average daily net assets)
Delaware Tax-Free Arizona Fund Delaware Tax-Free Minnesota Intermediate Fund	0.50% on the first $500 million; 0.475% on the next $500 million; 0.45% on the next $1.5 billion; 0.425% on assets in excess of $2.5 billion

Delaware Tax-Free California Fund
Delaware Tax-Free Colorado Fund
Delaware Tax-Free Idaho Fund
Delaware Tax-Free Minnesota Fund
Delaware Tax-Free New York Fund
Delaware Tax-Free Pennsylvania Fund
Delaware Minnesota High-Yield Municipal Bond Fund

0.55% on the first $500 million; 0.50% on the next $500 million; 0.45% on the next $1.5 billion; 0.425% on assets in excess of $2.5 billion

During the last three fiscal years, the Funds paid the following investment management fees to the Manager:

Fund	Aug. 31, 2015	Aug. 31, 2014	Aug. 31, 2013
Delaware Tax-Free Arizona Fund	$433,347 earned $327,293 paid $106,054 waived	$444,554 earned $335,284 paid $109,270 waived	$531,155 earned $422,842 paid $108,313 waived
Delaware Tax-Free California Fund	$527,856 earned $354,633 paid $173,223 waived	$531,822 earned $353,131 paid $178,691 waived	$687,150 earned $479,873 paid $207,277 waived
Delaware Tax-Free Colorado Fund	$1,082,712 earned $831,862 paid $250,850 waived	$1,076,467 earned $818,958 paid $257,509 waived	$1,334,635 earned $1,045,519 paid $289,116 waived
Delaware Tax-Free Idaho Fund	$603,667 earned $472,015 paid $131,652 waived	$616,248 earned $493,725 paid $122,523 waived	$852,511 earned $707,287 paid $145,224 waived
Delaware Tax-Free Minnesota Fund	$3,056,264 earned $2,579,371 paid $476,893 waived	$3,074,356 earned $2,776,397 paid $297,959 waived	$3,389,670 earned $3,093,979 paid $295,691 waived
Delaware Tax-Free Minnesota Intermediate Fund	$519,273 earned $483,848 paid $35,425 waived	$516,368 earned $474,478 paid $41,890 waived	$576,222 earned $543,051 paid $33,171 waived
Delaware Minnesota High-Yield Fund Municipal Bond Fund	$919,019 earned $753,161 paid $165,858 waived	$845,275 earned $684,675 paid $160,600 waived	$918,627 earned $755,606 paid $163,021 waived
Delaware Tax-Free New York Fund	$429,814 earned $238,962 paid $190,852 waived	$402,672 earned $215,178 paid $187,494 waived	$491,495 earned $285,485 paid $206,010 waived
Delaware Tax-Free Pennsylvania Fund[1]	$2,702,393 earned $2,402,430 paid $299,963 waived	$2,647,058 earned $2,312,453 paid $334,605 waived	$3,015,478 earned $2,763,422 paid $252,056 waived
1	In 2013, Delaware Tax-Free Pennsylvania Fund changed its fiscal year end to Aug. 31. The investment management fees shown above were based on the Fund's prior fiscal years ended Aug. 31, 2015, Aug. 31, 2014, and Feb. 29, 2013. For the fiscal period from Feb. 28–Aug. 31, 2013, the investment management fees paid were as follows: $1,482,827 earned, $1,308,990 paid, and $173,837 waived.

Except for those expenses borne by the Manager under the Investment Management Agreements and the Distributor under the Distribution Agreement, each Fund is responsible for all of its own expenses. Among others, such expenses include the Funds' proportionate share of certain administrative expenses; investment management fees; transfer and dividend disbursing fees and costs; accounting services; custodian expenses; federal and state securities registration fees; proxy costs; and the costs of preparing prospectuses and reports sent to shareholders.

Distributor

The Distributor, Delaware Distributors, L.P., located at 2005 Market Street, Philadelphia, PA 19103-7094, serves as the national distributor of the Funds' shares under a Distribution Agreement dated May 15, 2003, as amended and restated Jan. 4, 2010. The Distributor is an affiliate of the Manager and bears all of the costs of promotion and distribution, except for payments by the Retail Classes under their respective Rule 12b-1 Plans. The Distributor is an indirect subsidiary of DMHI and, therefore, of Macquarie. The Distributor has agreed to use its best efforts to sell shares of the Funds. See the Prospectus for information on how to invest. Shares of the Funds are offered on a continuous basis by the Distributor and may be purchased through authorized investment dealers or directly by contacting the Distributor or the Trust. The Distributor also serves as the national distributor for the other Delaware Investments® Funds. The Board annually reviews fees paid to the Distributor.

During the Funds' last three fiscal years, the Distributor received net commissions from each Fund on behalf of its respective Class A shares, after reallowances to dealers, as follows:

Fiscal Year End	Total Amount of Underwriting Commissions	Amounts Reallowed to Dealers	Net Commission to Distributor
Delaware Tax-Free Arizona Fund
8/31/2015	$47,348	$40,170	$7,178
8/31/2014	$35,087	$30,321	$4,766
8/31/2013	$96,469	$82,834	$16,635
Delaware Tax-Free California Fund
8/31/2015	$37,333	$32,571	$4,762
8/31/2014	$15,912	$13,808	$2,104
8/31/2013	$124,161	$107,722	$16,439
Delaware Tax-Free Colorado Fund
8/31/2015	$89,250	$75,912	$13,338
8/31/2014	$79,136	$66,648	$12,488
8/31/2013	$209,657	$171,719	$37,938
Delaware Tax-Free Idaho Fund
8/31/2015	$100,894	$86,162	$14,732
8/31/2014	$78,978	$67,976	$11,002
8/31/2013	$200,712	$173,684	$27,029
Delaware Tax-Free Minnesota Fund
8/31/2015	$312,636	$265,227	$47,409
8/31/2014	$270,316	$231,155	$39,161
8/31/2013	$637,668	$544,541	$93,127
Delaware Tax-Free Minnesota Intermediate Fund
8/31/2015	$50,370	$42,299	$8,071
8/31/2014	$47,064	$39,687	$7,377
8/31/2013	$74,387	$61,994	$12,393
Delaware Minnesota High-Yield Municipal Bond Fund
8/31/2015	$97,428	$84,011	$13,417
8/31/2014	$107,237	$91,818	$15,419
8/31/2013	$206,879	$177,657	$29,222
Delaware Tax-Free New York Fund
8/31/2015	$101,598	$86,888	$14,710
8/31/2014	$38,392	$32,955	$5,437
8/31/2013	$220,017	$188,128	$31,890
Delaware Tax-Free Pennsylvania Fund[1]
8/31/2015	$241,258	$205,274	$35,984
8/31/2014	$206,433	$177,051	$29,382
2/28/2013-8/31/2013	$108,417	$94,244	$14,173
2/28/2013	$546,392	$470,175	$76,217
1	In 2013, the Fund changed its fiscal year end to Aug. 31.

During the Funds' last three fiscal years, the Distributor received, in the aggregate, limited contingent deferred sales charge ("Limited CDSC") payments with respect to Class A shares and contingent deferred sales charge ("CDSC") payments with respect to Class C shares as follows:

Fiscal Year End	Class A	Class C
Delaware Tax-Free Arizona Fund
8/31/2015	None	$12
8/31/2014	None	$98
8/31/2013	None	$189
Delaware Tax-Free California Fund
8/31/2015	None	$6,266
8/31/2014	$17,369	$2,951
8/31/2013	$26,150	$2,373
Delaware Tax-Free Colorado Fund
8/31/2015	$1	$666
8/31/2014	$9,318	$571
8/31/2013	$650	$2,932
Delaware Tax-Free Idaho Fund
8/31/2015	None	$3,265
8/31/2014	$303	$5,528
8/31/2013	$113	$9,148
Delaware Tax-Free Minnesota Fund
8/31/2015	$1,242	$1,945
8/31/2014	$804	$4,320
8/31/2013	$974	$6,819
Delaware Tax-Free Minnesota Intermediate Fund
8/31/2015	$7,547	$1,213
8/31/2014	$979	$2,659
8/31/2013	None	$685
Delaware Minnesota High-Yield Municipal Bond Fund
8/31/2015	$2,060	$3,864
8/31/2014	$5,245	$5,903
8/31/2013	$428	$2,167
Delaware Tax-Free New York Fund
8/31/2015	None	$1,023
8/31/2014	$18,117	$4,463
8/31/2013	$29	$8,073
Delaware Tax-Free Pennsylvania Fund[1]
8/31/2015	$35	$2,896
8/31/2014	None	$4,196
2/28/2013-8/31/2013	$13,842	$4,582
2/28/2013	$1,111	$4,996
1	In 2013, the Fund changed its fiscal year end to Aug. 31.

Transfer Agent

Delaware Investments Fund Services Company ("DIFSC"), an affiliate of the Manager, is located at 2005 Market Street, Philadelphia, PA 19103-7094, and effective Nov. 1, 2014, serves as the Funds' shareholder servicing, dividend disbursing, and transfer agent (the "Transfer Agent") pursuant to a Shareholder Services Agreement. Prior to this time, Delaware Service Company, Inc. ("DSC"), an affiliate of the Manager, served as the Funds' shareholder servicing, dividend disbursing, and transfer agent. The Transfer Agent is an indirect subsidiary of DMHI and, therefore, of Macquarie. The Transfer Agent also acts as shareholder servicing, dividend disbursing, and transfer agent for the other Delaware Investments® Funds. The Transfer Agent is paid a fee by the Funds for providing these services consisting of an asset-based fee and certain out-of-pocket expenses. The Transfer Agent will bill, and the Funds will pay, such compensation monthly. Omnibus and networking fees charged by financial intermediaries and subtransfer agency fees are passed on to and paid directly by the Funds. The Transfer Agent's compensation is fixed each year and approved by the Board, including a majority of the Independent Trustees.

Each Fund has authorized, in addition to the Transfer Agent, one or more brokers to accept purchase and redemption orders on its behalf. Such brokers are authorized to designate other intermediaries to accept purchase and redemption orders on behalf of each Fund. For purposes of pricing, each Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, accepts the order.

BNY Mellon Investment Servicing (US) Inc. ("BNYMIS") provides subtransfer agency services to the Funds. In connection with these services, BNYMIS administers the overnight investment of cash pending investment in the Funds or payment of redemptions. The proceeds of this investment program are used to offset the Funds' transfer agency expenses.

Fund Accountants

The Bank of New York Mellon ("BNY Mellon"), One Wall Street, New York, NY 10286-0001, provides fund accounting and financial administration services to the Funds. Those services include performing functions related to calculating the Funds' NAVs and providing financial reporting information, regulatory compliance testing, and other related accounting services. For these services, the Funds pay BNY Mellon an asset-based fee, subject to certain fee minimums plus certain out-of-pocket expenses and transactional charges. Effective Nov. 1, 2014, DIFSC provides fund accounting and financial administration oversight services to the Funds. Those services include overseeing the Funds' pricing process, the calculation and payment of fund expenses, and financial reporting in shareholder reports, registration statements, and other regulatory filings. DIFSC also manages the process for the payment of dividends and distributions and the dissemination of Fund NAVs and performance data. For these services, the Funds pay DIFSC an asset-based fee, plus certain out-of-pocket expenses, and transactional charges. The fees payable to BNY Mellon and DIFSC under the service agreements described above will be allocated among all funds in the Delaware Investments® Family of Funds on a relative NAV basis. Prior to Nov. 1, 2014, DSC provided fund accounting and financial administration oversight services to the Delaware Investments® Family of Funds.

During the fiscal years ended Aug. 31, 2013, 2014, and 2015, the Funds paid the following amounts to BNY Mellon for fund accounting and financial administration services: $644,671, $569,849, and $515,652, respectively. In 2013, Delaware Tax-Free Pennsylvania Fund changed its fiscal year end to Aug. 31.

During the fiscal years ended Aug. 31, 2013, 2014, and 2015, the Funds paid the following amounts to DSC for fund accounting and financial administration oversight services: $92,127, $89,981, and $89,491, respectively. In 2013, Delaware Tax-Free Pennsylvania Fund changed its fiscal year end to Aug. 31.

Custodian

BNY Mellon is the custodian of each Fund's securities and cash. As custodian for the Funds, BNY Mellon maintains a separate account or accounts for each Fund; receives, holds, and releases portfolio securities on account of each Fund; receives and disburses money on behalf of each Fund; and collects and receives income and other payments and distributions on account of each Fund's portfolio securities.

Legal Counsel

Stradley Ronon Stevens & Young, LLP serves as the Trust's legal counsel.

Portfolio Managers

Other Accounts Managed

The following chart lists certain information about types of other accounts for which each portfolio manager is primarily responsible as of
July 31, 2015 unless otherwise noted. Any accounts managed in a personal capacity appear under "Other Accounts" along with the other accounts managed on a professional basis. The personal account information is current as of June 30, 2015.

	No. of Accounts	Total Assets Managed	No. of Accounts with Performance-Based Fees	Total Assets in Accounts with Performance-Based Fees
Joseph R. Baxter Registered Investment Companies Other Pooled Investment Vehicles Other Accounts	17 0 43	$5.2 billion $0 $3.1 billion	0 0 0	$0 $0 $0
Stephen J. Czepiel Registered Investment Companies Other Pooled Investment Vehicles Other Accounts	17 0 40	$5.2 billion $0 $3.1 billion	0 0 0	$0 $0 $0
Gregory A. Gizzi Registered Investment Companies Other Pooled Investment Vehicles Other Accounts	17 1 47	$5.2 billion $27.6 million $3.2 billion	0 0 0	$0 $0 $0

Description of Material Conflicts of Interest

Individual portfolio managers may perform investment management services for other funds or accounts similar to those provided to the Funds and the investment action for each such other fund or account and the Funds may differ. For example, an account or fund may be selling a security, while another account or fund may be purchasing or holding the same security. As a result, transactions executed for one fund or account may adversely affect the value of securities held by another fund, account, or the Funds. Additionally, the management of multiple other funds or accounts and the
Funds may give rise to potential conflicts of interest, as a portfolio manager must allocate time and effort to multiple funds or accounts and the Funds. A portfolio manager may discover an investment opportunity that may be suitable for more than one account or fund. The investment opportunity may be limited, however, so that all funds or accounts for which the investment would be suitable may not be able to participate. The Manager has adopted procedures designed to allocate investments fairly across multiple funds and accounts.

A portfolio manager's management of personal accounts also may present certain conflicts of interest. While the Manager's Code of Ethics is designed to address these potential conflicts, there is no guarantee that it will do so.

Compensation Structure

Each portfolio manager's compensation consists of the following:

Base Salary — Each named portfolio manager receives a fixed base salary. Salaries are determined by a comparison to industry data prepared by third parties to ensure that portfolio manager salaries are in line with salaries paid at peer investment advisory firms.

Bonus. An objective component is added to the bonus for each manager that is reflective of account performance relative to an appropriate peer group or database. The following paragraph describes the structure of the non-guaranteed bonus.

Each portfolio manager is eligible to receive an annual cash bonus, which is based on quantitative and qualitative factors. There is one pool for bonus payments for the fixed income department. The pool is allotted based on subjective factors (50%) and objective factors (50%). The amount of the pool for bonus payments is determined by assets managed (including investment companies, insurance product-related accounts and other separate accounts), management fees and related expenses (including fund waiver expenses) for registered investment companies, pooled vehicles, and managed separate accounts. For investment companies, each manager is compensated according to the Funds' Lipper or Morningstar peer group percentile ranking on a 1-, 3-, and 5-year basis, with longer-term performance more heavily weighted. For managed separate accounts the portfolio managers are compensated according to the composite percentile ranking against the eVestment Alliance, and Callan Associates databases (or similar sources of relative performance data) on a 1-, 3-, and 5-year basis, with longer term performance more heavily weighted. There is no objective award for a fund that falls below the 50th percentile, but incentives reach maximum potential at the top 25th-30th percentile. There is a sliding scale for investment companies that are ranked above the 50th percentile. The remaining portion of the bonus is discretionary as determined by the Manager and takes into account subjective factors.

For new and recently transitioned portfolio managers, the compensation may be weighted more heavily towards a portfolio manager's actual contribution and ability to influence performance, rather than longer-term performance. Management intends to move the compensation structure towards longer-term performance for these portfolio managers over time.

Portfolio managers participate in retention programs, including the Delaware Investments Incentive Unit Plan, the Delaware Investments Notional Investment Plan, and the Macquarie Group Employee Retained Equity Plan, for alignment of interest purposes.

Delaware Investments Incentive Unit Plan — Portfolio managers may be awarded incentive unit awards ("Awards") relating to the underlying shares of common stock of DMHI issuable pursuant to the terms of the Delaware Investments Incentive Unit Plan (the "Plan") adopted on Nov. 30, 2010.

The Plan was adopted in order to: assist the Manager in attracting, retaining, and rewarding key employees of the company; enable such employees to acquire or increase an equity interest in the company in order to align the interest of such employees and the Manager; and provide such employees with incentives to expend their maximum efforts. Subject to the terms of the Plan and applicable award agreements, Awards typically vest in 25% increments on a four-year schedule, and shares of common stock underlying the Awards are issued after vesting. The fair market value of the shares of DMHI, is normally determined as of each March 31, June 30, Sept. 30, and Dec. 31 by an independent appraiser. Generally, a stockholder may put shares back to the company during the put period communicated in connection with the applicable valuation.

Delaware Investments Notional Investment Plan — A portion of a portfolio manager's retained profit share may be notionally exposed to the return of certain funds within the Delaware Investments® Family of Funds-managed funds pursuant to the terms of the Delaware Investments Notional Investment Plan. The retained amount will vest in three equal tranches in each of the first, second, and third years following the date upon which the investment is made.

Macquarie Group Employee Retained Equity Plan — A portion of a portfolio manager's retained profit share may be invested in the Macquarie Group Employee Retained Equity Plan ("MEREP"), which is used to deliver remuneration in the form of Macquarie equity. The main type of award currently being offered under the MEREP is units comprising a beneficial interest in a Macquarie share held in a trust for the employee, subject to the vesting and forfeiture provisions of the MEREP. Subject to vesting conditions, vesting and release of the shares occurs in equal tranches two, three, and four years after the date of investment.

Other Compensation — Portfolio managers may also participate in benefit plans and programs available generally to all employees.

Ownership of Fund Shares

As of July 31, 2015, the portfolio managers owned shares of the Funds, as described below. If no information is shown below for a portfolio manager, the portfolio manager did not own shares of any Fund.

Portfolio Manager	Fund	Dollar Range of Fund Shares Owned1,[2]
Joseph R. Baxter	Delaware Tax-Free Pennsylvania Fund	$50,001–$100,000
1	Includes Fund shares beneficially owned by portfolio manager and immediate family members sharing the same household.
2	The ranges for Fund share ownership by portfolio managers are: None; $1-$10,000; $10,001-$50,000; $50,001-$100,000; $100,001-$500,000; $500,001-$1 million; or over $1 million.

Trading Practices and Brokerage

The Manager selects broker/dealers to execute transactions on behalf of the Funds for the purchase or sale of portfolio securities on the basis of its judgment of their professional capability to provide the service. The primary consideration in selecting broker/dealers is to seek those broker/dealers who will provide best execution for the Funds. Best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the account on the transaction. Some trades are made on a net basis where the Funds either buy securities directly from the dealer or sell them to the dealer. In these instances, there is no direct commission charged but there is a spread (the difference between the buy and sell price), which is the economic equivalent of a commission. When a commission is paid, the Funds pay reasonable brokerage commission rates based upon the professional knowledge of the Manager's trading department as to rates paid and charged for similar transactions throughout the securities industry. In some instances, a Fund pays a minimal share transaction cost when the transaction presents no difficulty.

During the past three fiscal years, the Funds did not pay any brokerage commissions.

Subject to applicable requirements, such as seeking best execution and Rule 12b-1(h) under the 1940 Act, the Manager may allocate out of all commission business generated by all of the funds and accounts under its management, brokerage business to broker/dealers who provide brokerage and research services. These services may include providing advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers; securities or industries; providing information on economic factors and trends; assisting in determining portfolio strategy; providing computer software used in security analysis; and providing portfolio performance evaluation and technical market analyses. Such services are used by the Manager in connection with its investment decision-making process with respect to one or more mutual funds and separate accounts managed by it, and may not be used, or used exclusively, with respect to the mutual fund or separate account generating the brokerage.

As provided in the Securities Exchange Act of 1934, as amended, and the Funds' Investment Management Agreement, higher commissions are permitted to be paid to broker/dealers who provide brokerage and research services than to broker/dealers who do not provide such services, if such higher commissions are deemed reasonable in relation to the value of the brokerage and research services provided. Although transactions directed to broker/dealers who provide such brokerage and research services may result in the Funds paying higher commissions, the Manager believes that such commissions are reasonable in relation to the value of the brokerage and research services provided. In some instances, services may be provided to the Manager that constitute, in some part, brokerage and research services used by the Manager in connection with its investment decision-making process and constitute, in some part, services used by the Manager in connection with administrative or other functions not related to its investment decision-making process. In such cases, the Manager will make a good faith allocation of brokerage and research services and will pay out of its own resources for services used by the Manager in connection with administrative or other functions not related to its investment decision-making process. In addition, so long as a Fund is not disadvantaged, other than the potential for additional commissions/equivalents, portfolio transactions that generate commissions or their equivalent can be allocated to broker/dealers that provide services directly or indirectly to a Fund and/or to other Delaware Investments® Funds. Subject to best execution, commissions/equivalents allocated to brokers providing such services may or may not be generated by the funds receiving the service. In such instances, the commissions/equivalents would be being used for the advantage of a Fund or other funds and not for the advantage of the Manager.

During the last fiscal year, the Funds did not engage in any portfolio transactions resulting in brokerage commissions directed to brokers for brokerage and research services.

As of Aug. 31, 2015, the Funds did not hold securities of their regular broker/dealers, as defined in Rule 10b-1 under the 1940 Act, or such broker/dealers' parents.

The Manager may place a combined order for two or more accounts or funds engaged in the purchase or sale of the same security if, in its judgment, joint execution is in the best interest of each participant and will meet the requirement to seek best execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or fund. When a combined order is executed in a series of transactions at different prices, each account participating in the order may be allocated an average price obtained from the executing broker. It is believed that the ability of the accounts to participate in volume transactions will generally be beneficial to the accounts and funds. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or fund may obtain, it is the opinion of the Manager and the Board that the advantages of combined orders outweigh the possible disadvantages of separate transactions.

Consistent with the Financial Industry Regulatory Authority ("FINRA") rules and subject to seeking best execution, the Manager may place orders with broker/dealers that have agreed to defray certain Fund expenses, such as custodian fees.

The Funds have the authority to participate in a commission recapture program. Under the program and subject to seeking best execution (as described in the first paragraph of this section), the Funds may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Funds in cash. Any such commission rebates will be included as a realized gain on securities in the appropriate financial statements of the Funds. The Manager and its affiliates have previously acted, and may in the future act, as an investment manager to mutual funds or separate accounts affiliated with the administrator of the commission recapture program. In addition, affiliates of the administrator act as consultants in helping institutional clients choose investment managers and may also participate in other types of businesses and provide other services in the investment management industry.

Capital Structure

Capitalization

The Trust currently has authorized, and allocated to each Class of each Fund, an unlimited number of shares of beneficial interest with no par value. All shares are, when issued in accordance with the Trust's registration statement (as amended from time to time), governing instruments and applicable law, fully paid, and nonassessable. Shareholders do not have preemptive rights. All shares of a Fund represent an undivided proportionate interest in the assets of such Fund. Shareholders of the Institutional Class may not vote on any matter that affects the Retail Classes' Distribution Plans under Rule 12b-1. Similarly, as a general matter, shareholders of the Retail Classes may vote only on matters affecting their respective Class, including the Retail Classes' Rule 12b-1 Plans that relate to the Class of shares that they hold. Except for the foregoing, each share Class has the same voting and other rights and preferences as the other Classes of a Fund. General expenses of each Fund will be allocated on a pro rata basis to the classes according to asset size, except that expenses of the Retail Classes' Rule 12b-1 Plans will be allocated solely to those classes.

On Sept. 25, 2014, all remaining Class B shares of the Funds (except for Delaware Tax-Free Minnesota Intermediate Fund, which did not offer Class B shares at that time) were converted to Class A shares of their corresponding Fund. Delaware Tax-Free Minnesota Intermediate Fund's Class B shares were completely liquidated on May 31, 2013.

Noncumulative Voting

The Trust's shares have noncumulative voting rights, meaning that the holders of more than 50% of the shares of the Trust voting for the election of Trustees can elect all of the Trustees if they choose to do so, and, in such event, the holders of the remaining shares will not be able to elect any Trustees.

Purchasing Shares

General Information

Shares of the Funds are offered on a continuous basis by the Distributor and may be purchased through authorized financial intermediaries or directly by contacting the Trust. The Trust reserves the right to suspend sales of Fund shares, and reject any order for the purchase of Fund shares if, in the opinion of management, such rejection is in a Fund's best interest. The minimum initial investment generally is $1,000 for Class A shares and Class C shares. Subsequent purchases of such Classes generally must be at least $100. The initial and subsequent investment minimums for Class A shares will be waived for purchases by officers, Trustees, and employees of any Delaware Investments® Fund, the Manager, or any of the Manager's affiliates if the purchases are made pursuant to a payroll deduction program. There are no minimum purchase requirements for Institutional Class (except those purchased through an automatic investment plan), but certain eligibility requirements must be met.

You may purchase only up to $1 million of Class C shares of each Fund at one time. Orders that exceed $1 million or more will be rejected. An investor should keep in mind that reduced front-end sales charges apply to investments of $100,000 or more in Class A shares, and that Class A shares are subject to lower annual Rule 12b-1 Plan expenses than Class C shares and generally are not subject to a CDSC.

Financial intermediaries are responsible for transmitting orders promptly. Each Fund reserves the right to reject any order for the purchase of its shares if in the opinion of management such rejection is in the Fund's best interest. If a purchase is canceled because your check is returned unpaid, you are responsible for any loss incurred. Each Fund can redeem shares from your account(s) to reimburse itself for any loss, and you may be restricted from making future purchases in any Delaware Investments® Fund. Each Fund reserves the right to reject purchase orders paid by third-party checks or checks that are not drawn on a domestic branch of a U.S. financial institution. If a check drawn on a foreign financial institution is accepted, you may be subject to additional bank charges for clearance and currency conversion.

Each Fund also reserves the right, following shareholder notification, to charge a service fee on accounts that, as a result of redemption, have remained below the minimum stated account balance for a period of three or more consecutive months. Holders of such accounts may be notified of their insufficient account balance and advised that they have until the end of the current calendar quarter to raise their balance to the stated minimum. If the account has not reached the minimum balance requirement by that time, the Funds may charge a $9 fee for that quarter and each subsequent calendar quarter until the account is brought up to the minimum balance. No fees will be charged without proper notice, and no CDSC will apply to such assessments.

In addition, each Fund reserves the right, upon 60 days' written notice, to involuntarily redeem accounts that remain under the minimum initial purchase amount as a result of redemptions. An investor making the minimum initial investment may be subject to involuntary redemption without the imposition of a CDSC or Limited CDSC if he or she redeems any portion of his or her account.

Minimum purchase and minimum balance requirements do not apply to accounts participating in advisory or asset-allocation programs covered by financial intermediaries. Certain accounts held in omnibus or programs covered by certain intermediaries may be opened with less than the minimum stated account balance and may maintain balances that are below the minimum stated account balance without incurring a service fee or being subject to involuntary redemption.

FINRA has adopted amendments to its Conduct Rules, relating to investment company sales charges. The Trust and the Distributor intend to operate in compliance with these rules.

Certificates representing shares purchased are not ordinarily issued. Certificates were previously issued for Class A shares of the Funds. However, purchases not involving the issuance of certificates are confirmed to the investor and credited to the shareholder's account on the books maintained by the Transfer Agent. The investor will have the same rights of ownership with respect to such shares as if certificates had been issued. An investor will be permitted to obtain a certificate in certain limited circumstances that are approved by an appropriate officer of the Funds. No charge is assessed by a Trust for any certificate issued. The Funds do not intend to issue replacement certificates for lost or stolen certificates, except in certain limited circumstances that are approved by an appropriate officer of the Funds. In those circumstances, a shareholder may be subject to fees for replacement of a lost or stolen certificate, under certain conditions, including the cost of obtaining a bond covering the lost or stolen certificate. Please contact the applicable Trust for further information. Investors who hold certificates representing any of their shares may only redeem those shares by written request. The investor's certificate(s) must accompany such request.

Contact your financial intermediary for specific information regarding the availability and suitability of various account options described throughout this SAI.  Contact your financial intermediary for specific information with respect to the financial intermediary's policies regarding minimum purchase and minimum balance requirements and involuntary redemption, which may differ from what is described throughout this SAI.

Comparison of Share Classes

The alternative purchase arrangements of Class A shares and Class C shares permit investors to choose the method of purchasing shares that is most suitable for their needs given the amount of their purchase, the length of time they expect to hold their shares and other relevant circumstances. Investors should determine whether, given their particular circumstances, it is more advantageous to purchase Class A shares and incur a front-end sales charge and annual Rule 12b-1 Plan expenses to a maximum of 0.25% of the average daily net assets of Class A shares of a Fund (currently limited to 0.15% for Delaware Tax-Free Minnesota Intermediate Fund), or to purchase Class C shares and have the entire initial purchase amount invested in a Fund with the investment thereafter subject to a CDSC and annual Rule 12b-1 Plan expenses. Class C shares are subject to a CDSC if the shares are redeemed within 12 months of purchase. Class C shares are subject to annual Rule 12b-1 Plan expenses of up to a maximum of 1.00% of average daily net assets of the Class, 0.25% of which is a service fee to be paid to the Distributor, dealers, or others for providing personal service and/or maintaining shareholder accounts.

The higher Rule 12b-1 Plan expenses on Class C shares will be offset to the extent a return is realized on the additional money initially invested upon the purchase of such shares. However, there can be no assurance as to the return, if any, that will be realized on such additional money. In addition, the effect of any return earned on such additional money will diminish over time.

For the distribution and related services provided to, and the expenses borne on behalf of, a Fund, the Distributor and others will be paid, in the case of Class A shares, from the proceeds of the front-end sales charge and Rule 12b-1 Plan fees; in the case of Class C shares, from the proceeds of the Rule 12b-1 Plan fees and, if applicable, the CDSC incurred upon redemption. Financial intermediaries may receive different compensation for selling the Retail Classes. Investors should understand that the purpose and function of the respective Rule 12b-1 Plans and the CDSC applicable to Class C shares are the same as those of the Rule 12b-1 Plan and the front-end sales charge applicable to Class A shares in that such fees and charges are used to finance the distribution of the respective Classes. See "Plans under Rule 12b-1 for the Retail Classes" below.

Dividends, if any, paid on the Retail Classes and Institutional Class shares will be calculated in the same manner, at the same time and on the same day and will be in the same amount, except that the additional amount of Rule 12b-1 Plan expenses relating to the Retail Classes will be borne exclusively by such shares. See "Determining Offering Price and Net Asset Value" for more information.

Class A Shares: Purchases of $100,000 or more of Class A shares at the offering price carry reduced front-end sales charges as shown in the table in the Prospectus, and may include a series of purchases over a 13-month period under a letter of intent signed by the purchaser. See "Special Purchase Features — Class A shares" below for more information on ways in which investors can avail themselves of reduced front-end sales charges and other purchase features.

From time to time, upon written notice to dealers, the Distributor may hold special promotions for specified periods during which the Distributor may re-allow to dealers up to the full amount of the front-end sales charge. The Distributor should be contacted for further information on these requirements as well as the basis and circumstances upon which the additional commission will be paid.

Share Class Exchanges

If you wish to transfer your investment between share classes (within the same Fund or between different funds), we generally will process your request as an exchange of the shares you currently hold for shares in the new class or fund. Below is more information about how sales charges are handled for various scenarios.

Exchanges of shares for the same Fund generally will be tax-free for federal income tax purposes. You should consult with your tax advisor regarding the state and local tax consequences of such an exchange of Fund shares.

Each of these exchange privileges is subject to termination and may be amended from time to time.

Exchanging Class A shares for Institutional Class shares

Class A shares purchased by accounts participating (or intending to participate) in certain programs sponsored by and/or controlled by financial intermediaries ("Programs") may be exchanged by the financial intermediary on behalf of the shareholder for Institutional Class shares of another Fund under certain circumstances, depending on such Program's eligibility to purchase Institutional Class shares of the Fund. Such exchange will be on the basis of the NAVs per share, without the imposition of any sales load, fee, or other charge.

Holders of Class A shares that were sold without a front-end sales load but for which the Distributor has paid a commission to a financial intermediary are generally not eligible for this exchange privilege until two years (one year for Delaware Tax-Free Minnesota Intermediate Fund) after the purchase of such Class A shares.

Exchanging Class C shares for Class A shares or Institutional Class shares

Class C shares purchased by accounts participating (or intending to participate) in certain Programs may be exchanged by the financial intermediary on behalf of the shareholder for either Class A shares or Institutional Class shares of a Fund under certain circumstances, depending on such Program's eligibility to purchase either Class A shares or Institutional Class shares of the Fund. Such exchange will be on the basis of the NAVs per share, without the imposition of any sales load, fee, or other charge.

Holders of Class C shares that are subject to a CDSC are generally not eligible for this exchange privilege until the applicable CDSC period has expired. The applicable CDSC period is generally one year after the purchase of such Class C shares.

Exchanging Institutional Class shares for Class A shares

If a shareholder of Institutional Class shares has ceased his or her participation in a Program, or the financial intermediary has determined to utilize Class A shares in the Program or the shareholder transfers to a Program that utilizes Class A shares, the financial intermediary may exchange all such Institutional Class shares for Class A shares of a Fund. Such exchange will be on the basis of the relative NAVs of the shares, without imposition of any sales load, fee, or other charge.

Dealer's Commission

For initial purchases of Class A shares of $1 million or more, a dealer's commission may be paid by the Distributor to financial intermediaries through whom such purchases are effected.

In determining a financial intermediary's eligibility for the dealer's commission, purchases of Class A shares of other Delaware Investments® Funds to which a Limited CDSC applies (see "Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value" under "Redemption and Exchange" below) may be aggregated with those of the Class A shares of another Fund. Financial intermediaries also may be eligible for a dealer's commission in connection with certain purchases made under a letter of intent or pursuant to an investor's right of accumulation. Financial intermediaries should contact the Distributor concerning the applicability and calculation of the dealer's commission in the case of combined purchases.

An exchange from other Delaware Investments® Funds will not qualify for payment of the dealer's commission, unless a dealer's commission or similar payment has not been previously paid on the assets being exchanged. The schedule and program for payment of the dealer's commission are subject to change or termination at any time by the Distributor at its discretion.

Contingent Deferred Sales Charge — Class C Shares

Class C shares are purchased without a front-end sales charge. Class C shares redeemed within 12 months of purchase may be subject to a CDSC of 1.00%. CDSCs are charged as a percentage of the dollar amount subject to the CDSC. The charge will be assessed on an amount equal to the lesser of the NAV at the time of purchase of the shares being redeemed or the NAV of those shares at the time of redemption. No CDSC will be imposed on increases in NAV above the initial purchase price, nor will a CDSC be assessed on redemptions of shares acquired through reinvestment of dividends or capital gains distributions. For purposes of this formula, the "net asset value at the time of purchase" will be the NAV at purchase of Class C shares, even if those shares are later exchanged for shares of another Delaware Investments® Fund. In the event of an exchange of the shares, the "net asset value of such shares at the time of redemption" will be the NAV of the shares that were acquired in the exchange. See the Prospectus for a list of the instances in which the CDSC is waived.

In determining whether a CDSC applies to a redemption of Class C shares, it will be assumed that shares held for more than 12 months are redeemed first followed by shares acquired through the reinvestment of dividends or distributions, and finally by shares held for 12 months or less.

Level Sales Charges Alternative — Class C Shares

Class C shares may be purchased at NAV without a front-end sales charge and, as a result, the full amount of the investor's purchase payment will be invested in Fund shares. The Distributor currently compensates financial intermediaries for selling Class C shares at the time of purchase from its own assets in an amount equal to no more than 1.00% of the dollar amount purchased. As discussed below, Class C shares are subject to annual Rule 12b-1 Plan expenses and, if redeemed within 12 months of purchase, a CDSC.

Proceeds from the CDSC and the annual Rule 12b-1 Plan fees are paid to the Distributor and others for providing distribution and related services, and bearing related expenses, in connection with the sale of Class C shares. These payments support the compensation paid to financial intermediaries for selling Class C shares. Payments to the Distributor and others under the Class C Rule 12b-1 Plan may be in an amount equal to no more than 1.00% annually.

Holders of Class C shares who exercise the exchange privilege described below will continue to be subject to the CDSC schedule for Class C shares as described in this SAI. See "Redemption and Exchange" below.

Plans under Rule 12b-1 for the Retail Classes

Pursuant to Rule 12b-1 under the 1940 Act, each Trust has adopted a plan for each of the Retail Classes (the "Plans"). Each Plan permits the relevant Fund to pay for certain distribution, promotional, and related expenses involved in the marketing of only the class of shares to which the Plan applies. The Plans do not apply to the Institutional Class shares. Such shares are not included in calculating the Plans' fees, and the Plans are not used to assist in the distribution and marketing of the Funds' Institutional Class shares. Shareholders of the Institutional Class may not vote on matters affecting the Plans.

The Plans permit a Fund, pursuant to its Distribution Agreement, to pay out of the assets of the Retail Classes monthly fees to the Distributor for its services and expenses in distributing and promoting sales of shares of such classes. These expenses include, among other things: preparing and distributing advertisements, sales literature, and prospectuses and reports used for sales purposes; compensating sales and marketing personnel; holding special promotions for specified periods of time; and paying distribution and maintenance fees to financial intermediaries and others. In connection with the promotion of shares of the Retail Classes, the Distributor may, from time to time, pay to participate in dealer-sponsored seminars and conferences, and reimburse dealers for expenses incurred in connection with preapproved seminars, conferences, and advertising. The Distributor may pay or allow additional promotional incentives to dealers as part of preapproved sales contests and/or to dealers who provide extra training and information concerning the Retail Classes and increase sales of the Retail Classes.

The Plans do not limit fees to amounts actually expended by the Distributor. It is therefore possible that the Distributor may realize a profit in any particular year. However, the Distributor currently expects that its distribution expenses will likely equal or exceed payments to it under the Plans. The Distributor may, however, incur such additional expenses and make additional payments to dealers from its own resources to promote the distribution of shares of the Retail Classes. The monthly fees paid to the Distributor under the Plans are subject to the review and approval of the Trust's Independent Trustees, who may reduce the fees or terminate the Plans at any time.

All of the distribution expenses incurred by the Distributor and others, such as financial intermediaries, in excess of the amount paid on behalf of the Retail Classes would be borne by such persons without any reimbursement from such Retail Classes. Consistent with the requirements of Rule 12b-1(h) under the 1940 Act and subject to seeking best execution, a Fund may, from time to time, buy or sell portfolio securities from, or to, firms that receive payments under the Plans.

From time to time, the Distributor may pay additional amounts from its own resources to dealers for aid in distribution or for aid in providing administrative services to shareholders.

The Plans and the Distribution Agreements, as amended, have all been approved by each Board, including a majority of the Independent Trustees, who have no direct or indirect financial interest in the Plans and the Distribution Agreements, by a vote cast in person at a meeting duly called for the purpose of voting on the Plans and such Distribution Agreements. Continuation of the Plans and the Distribution Agreements, as amended, must be approved annually by the Board in the same manner as specified above.

Each year, the Board must determine that continuation of the Plans is in the best interest of shareholders of the Retail Classes and that there is a reasonable likelihood of each Plan providing a benefit to its respective Retail Class. The Plans and the Distribution Agreements, as amended, may be terminated with respect to a Retail Class at any time without penalty by a majority of Independent Trustees who have no direct or indirect financial interest in the Plans and the Distribution Agreements, or by a majority vote of the relevant Retail Class's outstanding voting securities. Any amendment materially increasing the percentage payable under the Plans must likewise be approved by a majority vote of the relevant Retail Class's outstanding voting securities, as well as by a majority vote of Independent Trustees who have no direct or indirect financial interest in the Plans or Distribution Agreements. Also, any other material amendment to the Plans must be approved by a majority vote of the applicable Board, including a majority of Independent Trustees who have no direct or indirect financial interest in the Plans or Distribution Agreements. In addition, in order for the Plans to remain effective, the selection and nomination of Independent Trustees must be effected by the Trustees who are Independent Trustees and who have no direct or indirect financial interest in the Plans or Distribution Agreements. Persons authorized to make payments under the Plans must provide written reports at least quarterly to the applicable Board for its review.

Delaware Tax-Free Pennsylvania Fund's Board has determined that the annual fee payable on a monthly basis for the Fund's Class A shares, pursuant to its Plan, will be equal to the sum of: (i) the amount obtained by multiplying 0.25% by the average daily net assets represented by Class A shares of the Fund that were acquired by shareholders on or after June 1, 1992, and (ii) the amount obtained by multiplying 0.10% by the average daily net assets represented by Class A shares of the Fund that were acquired before June 1, 1992. While this is the method for calculating Class A shares' Rule 12b-1 expense, such expense is a Class expense so that all shareholders of Class A shares of the Fund, regardless of when they purchased their shares, will bear Rule 12b-1 expenses at the same rate per share. As Class A shares of the Fund are sold on or after June 1, 1992, the initial rate of at least 0.10% will increase over time. Thus, as the proportion of Class A shares purchased on or after June 1, 1992 to Class A shares outstanding prior to June 1, 1992 increases, the expenses attributable to payments under the Plan relating to Class A shares will also increase but will not exceed 0.25% of average daily net assets. While this describes the current basis for calculating the fees that will be payable under the Plan with respect to Delaware Tax-Free Pennsylvania Fund's Class A shares, the Plan permits a full 0.25% on all Class A shares' assets to be paid at any time following appropriate Board approval.

For the fiscal year ended Aug. 31, 2015, the Rule 12b-1 payments for Delaware Tax-Free Arizona Fund's Class A shares and Class C shares were: $198,997, and $65,715, respectively. Such amounts were used for the following purposes:

Delaware Tax-Free Arizona Fund	Class A Shares	Class C Shares
Advertising	$1,079	$76
Annual/Semiannual Reports	$82	$57
Broker Sales Charge	$0	$7,742
Broker Trails*	$114,214	$38,615
Salaries & Commissions to Wholesalers	$22,044	$13,540
Interest on Broker Sales Charge	$0	$188
Promotion — Other	$0	$0
Prospectus Printing	$96	23
Wholesaler Expenses	$61,482	$5,474
Total Expenses	$198,997	$65,715

For the fiscal year ended Aug. 31, 2015, the Rule 12b-1 payments for Delaware Tax-Free California Fund's Class A shares and Class C shares were: $173,157, and $160,454, respectively. Such amounts were used for the following purposes:

Delaware Tax-Free California Fund	Class A Shares	Class C Shares
Advertising	$1,153	$238
Annual/Semiannual Reports	$80	$61
Broker Sales Charge	$0	$17,327
Broker Trails*	$0	$104,604
Salaries & Commissions to Wholesalers	$50,447	$22,418
Interest on Broker Sales Charge	$0	$416
Promotion — Other	$0	$0
Prospectus Printing	$72	$29
Wholesaler Expenses	$121,405	$15,361
Total Expenses	$173,157	$160,454

For the fiscal year ended Aug. 31, 2015, the Rule 12b-1 payments for Delaware Tax-Free Colorado Fund's Class A shares and Class C shares were: $450,443, and $120,421, respectively. Such amounts were used for the following purposes:

Delaware Tax-Free Colorado Fund	Class A Shares	Class C Shares
Advertising	$2,185	$127
Annual/Semiannual Reports	$118	$59
Broker Sales Charge	$0	$7,053
Broker Trails*	$257,164	$88,832
Salaries & Commissions to Wholesalers	$64,516	$12,828
Interest on Broker Sales Charge	$0	$166
Promotion — Other	$0	$0
Prospectus Printing	$41	$18
Wholesaler Expenses	$126,419	$11,338
Total Expenses	$450,443	$120,421

For the fiscal year ended Aug. 31, 2015, the Rule 12b-1 payments for Delaware Tax-Free Idaho Fund's Class A shares and Class C shares were:  $192,886, and $299,505, respectively.  Such amounts were used for the following purposes:

Delaware Tax-Free Idaho Fund	Class A	Class C
Advertising	$757	$254
Annual/Semiannual Reports	$82	$65
Broker Sales Charges	$0	$25,624
Broker Trails*	$0	$213,638
Salaries & Commissions to Wholesalers	$48,218	$28,444
Interest on Broker Sales Charges	$0	$601
Promotional — Other	$0	$0
Prospectus Printing	$67	$36
Wholesaler Expenses	$143,762	$30,843
Total Expenses	$192,886	$299,505

For the fiscal year ended Aug. 31, 2015, the Rule 12b-1 payments for Delaware Tax-Free Minnesota Fund's Class A shares and Class C shares were: $1,229,221, and $433,650, respectively. Such amounts were used for the following purposes:

Delaware Tax-Free Minnesota Fund	Class A Shares	Class C Shares
Advertising	$5,037	$369
Annual/Semiannual Reports	$192	$67
Broker Sales Charge	$0	$52,468
Broker Trails*	$914,925	$316,727
Salaries & Commissions to Wholesalers	$105,337	$39,700
Interest on Broker Sales Charge	$0	$1,192
Promotion — Other	$0	$0
Prospectus Printing	$132	$28
Wholesaler Expenses	$203,598	$23,099
Total Expenses	$1,229,221	$433,650

For the fiscal year ended Aug. 31, 2015, the Rule 12b-1 payments for Delaware Tax-Free Minnesota Intermediate Fund's Class A shares and Class C shares were: $132,974, and $121,893, respectively. Such amounts were used for the following purposes:

Delaware Tax-Free Minnesota Intermediate Fund	Class A Shares	Class C Shares
Advertising	$890	$108
Annual/Semiannual Reports	$80	$59
Broker Sales Charge	$0	$10,570
Broker Trails*	$0	$93,706
Salaries & Commissions to Wholesalers	$57,951	$8,233
Interest on Broker Sales Charge	$0	$248
Promotion — Other	$0	$0
Prospectus Printing	$95	$27
Wholesaler Expenses	$73,958	$8,942
Total Expenses	$132,974	$121,893

For the fiscal year ended Aug. 31, 2015, the Rule 12b-1 payments for Delaware Minnesota High-Yield Municipal Bond Fund's Class A shares and Class C shares were: $305,940, and $325,044, respectively. Such amounts were used for the following purposes:

Delaware Minnesota High-Yield Municipal Bond Fund	Class A Shares	Class C Shares
Advertising	$1,525	$361
Annual/Semiannual Reports	$89	$63
Broker Sales Charge	$0	$32,230
Broker Trails*	$0	$246,972
Salaries & Commissions to Wholesalers	$109,030	$19,439
Interest on Broker Sales Charge	$0	$739
Promotion — Other	$0	$0
Prospectus Printing	$94	$37
Wholesaler Expenses	$195,202	$25,203
Total Expenses	$305,940	$325,044

For the fiscal year ended Aug. 31, 2015, the Rule 12b-1 payments for Delaware Tax-Free New York Fund's Class A shares and Class C shares were:  $124,130, and $181,198, respectively.  Such amounts were used for the following purposes:

Delaware Tax-Free New York Fund	Class A Shares	Class C Shares
Advertising	$689	$230
Annual/Semiannual Reports	$72	$62
Broker Sales Charge	$0	$19,819
Broker Trails*	$0	$124,386
Salaries & Commissions to Wholesalers	$79,669	$21,593
Interest on Broker Sales Charge	$0	$440
Promotion — Other	$0	$0
Prospectus Printing	$73	$36
Wholesaler Expenses	$43,627	$14,632
Total Expenses	$124,130	$181,198

For the fiscal year ended Aug. 31, 2015, the Rule 12b-1 payments for Delaware Tax-Free Pennsylvania Fund's Class A shares and Class C shares were: $1,077,488, and $328,938, respectively. Such amounts were used for the following purposes:

Delaware Tax-Free Pennsylvania Fund	Class A Shares	Class C Shares
Advertising	$4,410	$275
Annual/Semiannual Reports	$212	$66
Broker Sales Charge	$0	$39,329
Broker Trails*	$0	$224,865
Salaries & Commissions to Wholesalers	$100,181	$35,873
Interest on Broker Sales Charge	$0	$829
Promotion — Other	$0	$0
Prospectus Printing	$114	$24
Wholesaler Expenses	$972,571	$27,677
Total Expenses	$1,077,488	$328,938

*  The broker trail amounts listed in this row are principally based on payments made to financial intermediaries monthly. However, certain financial intermediaries receive trail payments quarterly. The quarterly payments are based on estimates, and the estimates may be reflected in the amounts in this row.

Special Purchase Features — Class A Shares

Letter of Intent: The reduced front-end sales charges described above with respect to Class A shares are also applicable to the aggregate amount of purchases made by any such purchaser within a 13-month period pursuant to a written letter of intent signed by the purchaser, and not legally binding on the signer or the Trust, which provides for the holding in escrow by the Transfer Agent or financial intermediary of 5.00% of the total amount of Class A shares intended to be purchased until such purchase is completed within the 13-month period. The minimum initial purchase amount to establish a letter of intent is $1,000. The Funds will no longer accept retroactive letters of intent. The 13-month period begins on the date of the earliest purchase. If the intended investment is not completed, except as noted below, the purchaser will be asked to pay an amount equal to the difference between the front-end sales charge on Class A shares purchased at the reduced rate and the front-end sales charge otherwise applicable to the total shares purchased. If such payment is not made within 20 days following the expiration of the 13-month period, the Transfer Agent or financial intermediary will surrender an appropriate number of the escrowed shares for redemption in order to realize the difference. Such purchasers may include the values (at offering price at the level designated in their letter of intent) of all their shares of the Funds and of any class of any of the other Delaware Investments® Funds previously purchased and still held as of the date of their letter of intent toward the completion of such letter, except as described below. Those purchasers cannot include shares that did not carry a front-end sales charge, CDSC, or Limited CDSC, unless the purchaser acquired those shares through an exchange from a Delaware Investments® Fund that did carry a front-end sales charge, CDSC, or Limited CDSC. For purposes of satisfying an investor's obligation under a letter of intent, Class C shares of the Funds and the corresponding classes of shares of other Delaware Investments® Funds that offer such shares may be aggregated with Class A shares of the Funds and the corresponding class of shares of the other Delaware Investments® Funds. Your financial intermediary may have different procedures for administering this feature.

Combined Purchases Privilege: When you determine the availability of the reduced front-end sales charges on Class A shares, you can include, subject to the exceptions described below, the total amount of any Class of shares you own of a Fund and all other Delaware Investments® Funds. However, you cannot include mutual fund shares that do not carry a front-end sales charge, CDSC, or Limited CDSC, unless you acquired those shares through an exchange from a Delaware Investments® Fund that did carry a front-end sales charge, CDSC, or Limited CDSC. Your financial intermediary may have different procedures for administering this feature.

The privilege also extends to all purchases made at one time by any of the following:

  an individual

  an individual and his or her spouse, or equivalent, if recognized under local law, such as civil union, common law marriage, or domestic partnership a parent, stepparent, or legal guardian, and their children or stepchildren who are under the age of 21 a trustee or other fiduciary of trust estates or fiduciary accounts for the benefit of such family members (including certain employee benefit programs).

Right of Accumulation: In determining the availability of the reduced front-end sales charge on Class A shares, purchasers may also combine any subsequent purchases of Class A shares and Class C shares of the Funds, as well as shares of any other class of any of the other Delaware Investments® Funds that offer such classes (except shares of any Delaware Investments® Fund that do not carry a front-end sales charge, CDSC, or Limited CDSC). If, for example, any such purchaser has previously purchased and still holds Class A shares of a Fund and/or shares of any other of the classes described in the previous sentence with a value of $90,000 and subsequently purchases $10,000 at offering price of additional Class A shares of a Fund, the charge applicable to the $10,000 purchase would currently be 3.50% (2.00% for Delaware Tax-Free Minnesota Intermediate Fund). For the purpose of this calculation, the shares presently held shall be valued at the public offering price that would have been in effect had the shares been purchased simultaneously with the current purchase. Investors should refer to the table of sales charges for Class A shares in the Prospectus to determine the applicability of the right of accumulation to their particular circumstances. Your financial intermediary may have different procedures for administering this feature.

12-Month Reinvestment Privilege: Holders of Class A shares of the Funds (and of the Institutional Class shares of the Funds holding shares that were acquired through an exchange from one of the other Delaware Investments® Funds offered with a front-end sales charge) who redeem such shares have one year from the date of redemption to reinvest all or part of their redemption proceeds in the same Class of the Funds or in the same Class of any of the other Delaware Investments® Funds. In the case of Class A shares, the reinvestment will not be assessed a front-end sales charge. The reinvestment will be subject to applicable eligibility and minimum purchase requirements and must be in states where shares of such other funds may be sold. This reinvestment privilege does not extend to Class A shares where the redemption of the shares triggered the payment of a Limited CDSC. Persons investing redemption proceeds from direct investments in the Delaware Investments® Funds, offered without a front-end sales charge will be required to pay the applicable sales charge when purchasing Class A shares. The reinvestment privilege does not extend to a redemption of Class C shares.

Any such reinvestment cannot exceed the redemption proceeds (plus any amount necessary to purchase a full share). The reinvestment will be made at the NAV next determined after receipt of remittance.

Any reinvestment directed to a Delaware Investments® Fund in which the investor does not then have an account will be treated like all other initial purchases of such Fund's shares. Consequently, an investor should obtain and read carefully the prospectus for the Delaware Investments® Fund in which the investment is intended to be made before investing or sending money. The prospectus contains more complete information about the Delaware Investments® Fund, including charges and expenses.

Investors should consult their financial intermediaries or the Transfer Agent, which also serves as the Funds' shareholder servicing agent, about the applicability of the Class A Limited CDSC in connection with the features described above.

Investment Plans

Reinvestment Plan

Unless otherwise designated by shareholders in writing, dividends and distributions, if any, will be automatically reinvested in additional shares of the respective Retail Class in which an investor has an account (based on the NAV in effect on the reinvestment date) and will be credited to the shareholder's account on that date.

Reinvestment of Dividends in other Delaware Investments® Funds

Subject to applicable eligibility and minimum initial purchase requirements and the limitations set forth below, shareholders may automatically reinvest dividends and/or distributions in any of the other Delaware Investments® Funds, including the Funds, in states where their shares may be sold. Such investments will be at NAV at the close of business on the reinvestment date without any front-end sales charge or service fee. The shareholder must notify the Transfer Agent in writing and must have established an account in the fund into which the dividends and/or distributions are to be invested. Any reinvestment directed to a fund in which the investor does not then have an account will be treated like all other initial purchases of the fund's shares. Consequently, an investor should obtain and read carefully the prospectus for the fund in which the investment is intended to be made before investing or sending money. The prospectus contains more complete information about the fund, including charges and expenses.

Subject to the following limitations, dividends, and/or distributions from other Delaware Investments® Funds may be invested in shares of the Funds, provided an account has been established. Dividends from Class A shares may only be directed to other Class A shares, dividends from Class C shares may only be directed to other Class C shares and dividends from Institutional Class shares may only be directed to other Institutional Class shares.

Investing by Exchange

If you have an investment in another Delaware Investments® Fund, you may exchange part or all of your investment into shares of the Funds. If you wish to open an account by exchange, call the Shareholder Service Center at 800 523-1918 for more information. All exchanges are subject to the eligibility and minimum purchase requirements and any additional limitations set forth in the Funds' Prospectus. See "Redemption and Exchange" below for more complete information concerning your exchange privileges.

Investing by Electronic Fund Transfer

Direct Deposit Purchase Plan: Investors may arrange for the Funds to accept for investment through an agent bank, pre-authorized government, or private recurring payments. This method of investment assures the timely credit to the shareholder's account of payments such as social security, veterans' pension or compensation benefits, federal salaries, railroad retirement benefits, private payroll checks, dividends, and disability or pension fund benefits. It also eliminates the possibility and inconvenience of lost, stolen, and delayed checks.

Automatic Investing Plan: Shareholders may make automatic investments by authorizing, in advance, monthly or quarterly payments directly from their checking accounts for deposit into their Fund accounts. This type of investment will be handled in either of the following ways: (i) if the shareholder's bank is a member of the National Automated Clearing House Association ("NACHA"), the amount of the periodic investment will be electronically deducted from his or her checking account by Electronic Fund Transfer ("EFT") and such checking account will reflect a debit although no check is required to initiate the transaction; or (ii) if the shareholder's bank is not a member of NACHA, deductions will be made by pre-authorized checks, known as Depository Transfer Checks. Should the shareholder's bank become a member of NACHA in the future, his or her investments would be handled electronically through EFT.

Minimum Initial/Subsequent Investments by Electronic Fund Transfer: Initial investments under the direct deposit purchase plan and the automatic investing plan must be for $250 or more and subsequent investments under such plans must be for $25 or more. An investor wishing to take advantage of either service must complete an authorization form. Either service can be discontinued by the shareholder at any time without penalty by giving written notice.

Direct Deposit Purchase by Mail

Shareholders may authorize a third party, such as a bank or employer, to make investments directly to their Fund accounts. The Funds will accept these investments, such as bank-by-phone, annuity payments, and payroll allotments, by mail directly from the third party. Investors should contact their employers or financial institutions who in turn should contact the Trust for proper instructions.

On Demand Service

You or your financial intermediary may request purchases of Fund shares by phone using the on demand service. When you authorize the Funds to accept such requests from you or your financial intermediary, funds will be withdrawn (for share purchases) from your predesignated bank account. Your request will be processed the same day if you call prior to 4:00 p.m. Eastern time. There is a $25 minimum and $100,000 maximum limit for on demand service transactions.

It may take up to four Business Days for the transactions to be completed. You can initiate this service by completing an Account Services form. If your name and address are not identical to the name and address on your Fund account, you must have your signature guaranteed. The Funds do not charge a fee for this service; however, your bank may charge a fee.

Systematic Exchange Option

Shareholders can use the systematic exchange option to invest in the Funds through regular liquidations of shares in their accounts in other Delaware Investments® Funds. Shareholders may elect to invest in one or more of the other Delaware Investments® Funds through the systematic exchange option. If, in connection with the election of the systematic exchange option, you wish to open a new account to receive the automatic investment, such new account must meet the minimum initial purchase requirements described in the prospectus of the fund that you select. All investments under this option are exchanges and are therefore subject to the same conditions and limitations as other exchanges noted above.

Under this automatic exchange program, shareholders can authorize regular monthly investments (minimum of $100 per fund) to be liquidated from their account and invested automatically into other Delaware Investments® Funds, subject to the conditions and limitations set forth in the Prospectus. The investment will be made on the 20th day of each month (or, if the fund selected is not open that day, the next Business Day) at the public offering price or NAV, as applicable, of the fund selected on the date of investment. No investment will be made for any month if the value of the shareholder's account is less than the amount specified for investment.

Periodic investment through the systematic exchange option does not ensure profits or protect against losses in a declining market. The price of the fund into which investments are made could fluctuate. Since this program involves continuous investment regardless of such fluctuating value, investors selecting this option should consider their financial ability to continue to participate in the program through periods of low fund share prices. This program involves automatic exchanges between two or more fund accounts and is treated as a purchase of shares of the fund into which investments are made through the program. Shareholders can terminate their participation in the systematic exchange option at any time by giving written notice to the fund from which exchanges are made.

Determining Offering Price and Net Asset Value

Orders for purchases and redemptions of Class A shares are effected at the offering price next calculated after receipt of the order by the Funds, their agent, or certain other authorized persons. Orders for purchases and redemptions of all of the Funds' other share classes are effected at the NAV per share next calculated after receipt of the order by the Funds, their agent, or certain other authorized persons. See "Distributor" under "Investment Manager and Other Service Providers" above. Financial intermediaries are responsible for transmitting orders promptly.

The offering price for Class A shares consists of the NAV per share plus any applicable sales charges. Offering price and NAV are computed as of the close of regular trading on the NYSE, which is normally 4:00 p.m. Eastern time, on days when the NYSE is open for business. The NYSE is scheduled to be open Monday through Friday throughout the year except for days when the following holidays are observed: New Year's Day, Martin Luther King Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving, and Christmas. The time by which purchase and redemption orders must be effected in order to receive a Business Day's NAV and the time at which such orders are processed and shares are priced may change in case of an emergency declared by the SEC or, if regular trading on the NYSE is stopped, at a time other than the regularly scheduled close of the NYSE. When the NYSE is closed, the Funds will generally be closed, pricing calculations will not be made, and purchase and redemption orders will not be processed until the Funds' next Business Day.  See "Calculating share price" and "How to redeem shares" in the Prospectus.

The NAV per share for each share class of each Fund is calculated by subtracting the liabilities of each class from its total assets and dividing the resulting number by the number of shares outstanding for that class. In determining each Fund's total net assets, equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Debt securities and credit default swap ("CDS") contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations, commercial mortgage-backed securities, and U.S. government agency mortgage-backed securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades, and values of the underlying reference instruments. Open-end investment company securities are valued at net asset value per share, as reported by the underlying investment company. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Board. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. A Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Funds may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing). Foreign securities and the prices of foreign securities denominated in foreign currencies are translated to U.S. dollars at the mean between the bid and offer quotations of such currencies based on rates in effect as of the close of the NYSE.

Use of a pricing service has been approved by the Board. Prices provided by a pricing service take into account appropriate factors such as institutional trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Subject to the foregoing, securities for which market quotations are not readily available and other assets are valued at fair value as determined in good faith and in a method approved by the Board.

Each Class of a Fund will bear, pro rata, all of the common expenses of that Fund. The NAVs of all outstanding shares of each Class of a Fund will be computed on a pro rata basis for each outstanding share based on the proportionate participation in that Fund represented by the value of shares of that Class. All income earned and expenses incurred by a Fund, will be borne on a pro rata basis by each outstanding share of a Class, based on each Class' percentage in that Fund represented by the value of shares of such Classes, except that Institutional Classes will not incur any of the expenses under the Trust's Rule 12b-1 Plans, while the Retail Classes will bear the Rule 12b-1 Plan expenses payable under their respective Plans. Due to the specific distribution expenses and other costs that will be allocable to each Class, the NAV of each Class of a Fund will vary.

Redemption and Exchange

General Information

You can redeem or exchange your shares in a number of different ways that are described below. Your shares will be redeemed or exchanged at a price based on the NAV next determined after a Fund receives your request in good order, subject, in the case of a redemption, to any applicable CDSC or Limited CDSC. For example, redemption or exchange requests received in good order after the time the offering price and NAV of shares are determined will be processed on the next Business Day. See the Funds' Prospectus. A shareholder submitting a redemption request may indicate that he or she wishes to receive redemption proceeds of a specific dollar amount. In the case of such a request, a Fund will redeem the number of shares necessary to deduct the applicable CDSC in the case of Class C shares, and, if applicable, the Limited CDSC in the case of Class A shares and tender to the shareholder the requested amount, assuming the shareholder holds enough shares in his or her account for the redemption to be processed in this manner. Otherwise, the amount tendered to the shareholder upon redemption will be reduced by the amount of the applicable CDSC or Limited CDSC. Redemption proceeds will be distributed promptly, as described below, but not later than seven days after receipt of a redemption request.

Except as noted below, for a redemption request to be in "good order," you must provide the name of the Delaware Investments® Fund, your account number, account registration, and the total number of shares or dollar amount of the transaction. For exchange requests, you must also provide the name of the Delaware Investments® Fund in which you want to invest the proceeds. Exchange instructions and redemption requests must be signed by the record owner(s) exactly as the shares are registered. You may request a redemption or an exchange by calling the Shareholder Service Center at
800 523-1918. The Funds may suspend, terminate, or amend the terms of the exchange privilege upon 60 days' written notice to shareholders.

Orders for the repurchase of Fund shares that are submitted to the Delaware Investments® Fund prior to the close of its Business Day will be executed at the NAV per share computed that day (subject to the applicable CDSC or Limited CDSC), if the repurchase order was received by the financial intermediary from the shareholder prior to the time the offering price and NAV are determined on such day. The financial intermediary has the responsibility of transmitting orders to the Delaware Investments® Fund promptly. Such repurchase is then settled as an ordinary transaction with the financial intermediary (who may make a charge to the shareholder for this service) delivering the shares repurchased.

Payment for shares redeemed will ordinarily be mailed the next Business Day, but in no case later than seven days, after receipt of a redemption request in good order by either the Funds or certain other authorized persons (see "Distributor" under "Investment Manager and Other Service Providers"); provided, however, that each commitment to mail or wire redemption proceeds by a certain time, as described below, is modified by the qualifications described in the next paragraph.

The Funds will process written and telephone redemption requests to the extent that the purchase orders for the shares being redeemed have already settled. The Funds will honor redemption requests as to shares for which a check was tendered as payment, but the Funds will not mail or wire the proceeds until they are reasonably satisfied that the purchase check has cleared, which may take up to 15 calendar days from the purchase date. You can avoid this potential delay if you purchase shares by wiring Federal Funds. Each Fund reserves the right to reject a written or telephone redemption request or delay payment of redemption proceeds if there has been a recent change to the shareholder's address of record.

If a shareholder has been credited with a purchase by a check that is subsequently returned unpaid for insufficient funds or for any other reason, the Funds will automatically redeem from the shareholder's account the shares purchased by the check plus any dividends earned thereon. Shareholders may be responsible for any losses to the Funds or to the Distributor.

In case of a suspension of the determination of the NAV because the NYSE is closed for reasons other than weekends or holidays, or trading thereon is restricted or an emergency exists as a result of which disposal by the Funds of securities owned by them is not reasonably practical, or it is not reasonably practical for the Funds to value fairly their assets, or in the event that the SEC has provided for such suspension for the protection of shareholders, the Funds may postpone payment or suspend the right of redemption or repurchase. In such cases, the shareholder may withdraw the request for redemption or leave it standing as a request for redemption at the NAV next determined after the suspension has been terminated.

Payment for shares redeemed or repurchased may be made either in cash or in kind, or partly in cash and partly in kind. Any portfolio securities paid or distributed in kind would be valued as described in "Determining Offering Price and Net Asset Value" above. Subsequent sale by an investor receiving a distribution in kind could result in the payment of brokerage commissions. However, each Trust has elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which each Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1.00% of the NAV of such Fund during any 90-day period for any one shareholder.

The value of each Fund's investments is subject to changing market prices. Thus, a shareholder redeeming shares of the Funds may sustain either a gain or loss, depending upon the price paid and the price received for such shares.

Certain redemptions of Class A shares purchased at NAV may result in the imposition of a Limited CDSC. See "Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value" below. Class C shares are subject to CDSCs as described under "Contingent Deferred Sales Charge — Class C Shares" under "Purchasing Shares" above and in the Prospectus. Except for the applicable CDSC or Limited CDSC and, with respect to the expedited payment by wire described below for which, in the case of the Retail Classes, there may be a bank wiring cost, neither the Funds nor the Distributor charge a fee for redemptions or repurchases, but such fees could be charged at any time in the future.

Holders of Class C shares that exchange their shares ("Original Shares") for shares of other Delaware Investments® Funds (in each case, "New Shares") in a permitted exchange will not be subject to a CDSC that might otherwise be due upon redemption of the Original Shares. However, such shareholders will continue to be subject to the CDSC and any CDSC assessed upon redemption of the New Shares will be charged by the Fund from which the Original Shares were exchanged. For purposes of computing the CDSC that may be payable upon a disposition of the New Shares, the period of time that an investor held the Original Shares is added to the period of time that an investor held the New Shares.

You may exchange all or part of your investment in one or more Delaware Investments® Funds for shares of other Delaware Investments® Funds. Please keep in mind, however, that under most circumstances you may exchange between like classes of shares only. To open an account by exchange, call your financial intermediary or the Shareholder Service Center at 800 523-1918.

Permissible exchanges into Class A shares of the Funds will be made without a front-end sales charge, except for exchanges of shares that were not previously subject to a front-end sales charge (unless such shares were acquired through the reinvestment of dividends). Permissible exchanges into Class C shares will be made without the imposition of a CDSC by the Delaware Investments® Fund from which the exchange is being made at the time of the exchange.

Each Fund also reserves the right to refuse the purchase side of an exchange request by any person, or group if, in the Manager's judgment, a Fund would be unable to invest effectively in accordance with its investment objectives and policies, or would otherwise potentially be adversely affected. A shareholder's purchase exchanges may be restricted or refused if a Fund receives or anticipates simultaneous orders affecting significant portions of the Fund's assets.

The Funds discourage purchases by market timers and purchase orders (including the purchase side of exchange orders) by shareholders identified as market timers may be rejected. The Funds will consider anyone who follows a pattern deemed market timing in any Delaware Investments® Fund to be a market timer. Your ability to use the Funds' exchange privilege may be limited if you are identified as a market timer. If you are identified as a market timer, we will execute the redemption side of your exchange order but may refuse the purchase side of your exchange order. See the Funds' Prospectus for more information on their market timing policies.

Contact your financial intermediary for specific information regarding the availability and suitability of various account options described throughout this SAI.

Written Redemption

You can write to the Funds (at P.O. Box 9876, Providence, RI 02940-8076 by regular mail or 4400 Computer Drive, Westborough, MA 01581-1722 by overnight courier service) to redeem some or all of your shares. The request must be signed by all owners of the account. For redemptions of more than $100,000, or when the proceeds are not sent to the shareholder(s) at the address of record, the Funds require a signature by all owners of the account and a signature guarantee for each owner. A signature guarantee can be obtained from a commercial bank, a trust company, or a member of a Securities Transfer Association Medallion Program ("STAMP"). Each Fund reserves the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness. The Funds may require further documentation from corporations, executors, administrators, trustees, or guardians.

Payment is normally mailed the next Business Day after receipt of your redemption request. If your Class A shares are in certificate form, the certificate(s) must accompany your request and also be in good order. Certificates generally are no longer issued.

Written Exchange

You may also write to the Funds (at P.O. Box 9876, Providence, RI 02940-8076 by regular mail or 4400 Computer Drive, Westborough, MA 01581-1722 by overnight courier service) to request an exchange of any or all of your shares into another Delaware Investments® Fund, subject to the same conditions and limitations as other exchanges noted above.

Telephonic Redemption and Exchange

To get the added convenience of the telephone redemption and exchange methods, you must have the Transfer Agent hold your shares (without charge) for you. If you hold your Class A shares in certificate form, you may redeem or exchange only by written request and you must return your certificates.

Telephone Redemption: The "Check to Your Address of Record" service and the "Telephone Exchange" service, both of which are described below, are automatically provided unless you notify the Funds in which you have your account in writing that you do not wish to have such services available with respect to your account. Each Fund reserves the right to modify, terminate, or suspend these procedures upon 60 days' written notice to shareholders. It may be difficult to reach the Funds by telephone during periods when market or economic conditions lead to an unusually large volume of telephone requests.

The Funds and their Transfer Agent are not responsible for any shareholder loss incurred in acting upon written or telephone instructions for redemption or exchange of Fund shares that are reasonably believed to be genuine. With respect to such telephone transactions, a Fund will follow reasonable procedures to confirm that instructions communicated by telephone are genuine (including verification of personal identification). Also, shareholders should verify their trade confirmations immediately upon receipt. Telephone instructions received by a Fund are generally recorded, and a written confirmation will be provided for all purchase, exchange, and redemption transactions initiated by telephone. By exchanging shares by telephone, you are acknowledging prior receipt of a prospectus for the Delaware Investments® Fund into which your shares are being exchanged.

Telephone Redemption — Check to Your Address of Record: The Telephone Redemption feature is a quick and easy method to redeem shares. You or your financial intermediary (where applicable) can have redemption proceeds of $100,000 or less mailed to you at your address of record. Checks will be payable to the shareholder(s) of record. Payment is normally mailed the next Business Day after receipt of the redemption request. This service is only available to individual, joint, and individual fiduciary-type accounts.

Telephone Redemption — Proceeds to Your Bank: Redemption proceeds of $1,000 or more can be transferred to your predesignated bank account by wire or by check. You should authorize this service when you open your account. If you change your predesignated bank account, you must complete an authorization form and have your signature guaranteed. For your protection, your authorization must be on file. If you request a wire, your funds will normally be sent the next Business Day. If the proceeds are wired to the shareholder's account at a bank that is not a member of the Federal Reserve System, there could be a delay in the crediting of the funds to the shareholder's bank account. A bank wire fee may be deducted from Fund Class redemption proceeds. If you ask for a check, it will normally be mailed the next Business Day after receipt of your redemption request to your predesignated bank account. There are no separate fees for this redemption method, but mailing a check may delay the time it takes to have your redemption proceeds credited to your predesignated bank account. Call the Shareholder Service Center at 800 523-1918 prior to the time the offering price and NAV are determined, as noted above.

Telephone Exchange: The telephone exchange feature is a convenient and efficient way to adjust your investment holdings as your liquidity requirements and investment objectives change. You or your financial intermediary can exchange your shares into other Delaware Investments® Funds under the same registration, subject to the same conditions and limitations as other exchanges noted above. As with the written exchange service, telephone exchanges are subject to the requirements of the Funds, as described above. Telephone exchanges may be subject to limitations as to amount or frequency.

The telephone exchange privilege is intended as a convenience to shareholders and is not intended to be a vehicle to speculate on short-term swings in the securities market through frequent transactions into and out of the Delaware Investments® Funds. Telephone exchanges may be subject to limitations as to amount or frequency. The Transfer Agent and each Fund reserve the right to record exchange instructions received by telephone and to reject exchange requests at any time in the future.

On Demand Service

You or your financial intermediary may request redemptions of Fund Class shares by phone using the on demand service. When you authorize the Funds to accept such requests from you or your financial intermediary, funds will be deposited to your predesignated bank account. Your request will be processed the same day if you call prior to 4:00 p.m. Eastern time. There is a $25 minimum and $100,000 maximum limit for on demand service transactions. For more information, see "On Demand Service" under "Investment Plans" above.

Systematic Withdrawal Plans

Shareholders who own or purchase $5,000 or more of shares at the offering price, or NAV, as applicable, for which certificates have not been issued may establish a systematic withdrawal plan for monthly withdrawals of $25 or more, or quarterly withdrawals of $75 or more, although the Funds do not recommend any specific amount of withdrawal. This is particularly useful to shareholders living on fixed incomes, since it can provide them with a stable supplemental amount. Shares purchased with the initial investment and through reinvestment of cash dividends and realized securities profits distributions will be credited to the shareholder's account and sufficient full and fractional shares will be redeemed at the NAV calculated on the third Business Day preceding the mailing date.

Checks are dated either the 1st or the 15th of the month, as selected by the shareholder (unless such date falls on a holiday or a weekend), and are normally mailed within two Business Days. Both ordinary income dividends and realized securities profits distributions will be automatically reinvested in additional shares of the Class at NAV. This plan is not recommended for all investors and should be started only after careful consideration of its operation and effect upon the investor's savings and investment program. To the extent that withdrawal payments from the plan exceed any dividends and/or realized securities profits distributions paid on shares held under the plan, the withdrawal payments will represent a return of capital, and the share balance may in time be depleted, particularly in a declining market. Shareholders should not purchase additional shares while participating in a systematic withdrawal plan.

The sale of shares for withdrawal payments constitutes a taxable event and a shareholder may incur a capital gain or loss for federal income tax purposes. This gain or loss may be long-term or short-term depending on the holding period for the specific shares liquidated.

Withdrawals under this plan made concurrently with the purchases of additional shares may be disadvantageous to the shareholder. Purchases of Class A shares through a periodic investment program in the Funds must be terminated before a systematic withdrawal plan with respect to such shares can take effect, except if the shareholder is investing in Delaware Investments® Funds that do not carry a sales charge. Redemptions of Class A shares pursuant to a systematic withdrawal plan may be subject to a Limited CDSC if the purchase was made at NAV and a dealer's commission has been paid on that purchase. The applicable Limited CDSC for Class A shares and CDSC for Class C shares redeemed via a systematic withdrawal plan will be waived if the annual amount withdrawn in each year is less than 12% of the account balance on the date that the plan was established. If the annual amount withdrawn in any year exceeds 12% of the account balance on the date that the systematic withdrawal plan was established, all redemptions under the plan will be subject to the applicable CDSC, including an assessment for previously redeemed amounts under the plan. Whether a waiver of the CDSC is available or not, the first shares to be redeemed for each systematic withdrawal plan payment will be those not subject to a CDSC because they have either satisfied the required holding period or were acquired through the reinvestment of distributions. See the Prospectus for more information about the waiver of CDSCs.

An investor wishing to start a systematic withdrawal plan must complete an authorization form. If the recipient of systematic withdrawal plan payments is other than the registered shareholder, the shareholder's signature on this authorization must be guaranteed. Each signature guarantee must be supplied by an eligible guarantor institution. The Funds reserve the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness. This plan may be terminated by the shareholder or the Transfer Agent at any time by giving written notice.

Systematic withdrawal plan payments are normally made by check. In the alternative, you may elect to have your payments transferred from your Fund account to your predesignated bank account through the on demand service. Your funds will normally be credited to your bank account up to four Business Days after the payment date. There are no separate fees for this redemption method. It may take up to four Business Days for the transactions to be completed. You can initiate this service by completing an Account Services form. If your name and address are not identical to the name and address on your Fund account, you must have your signature guaranteed. The Funds do not charge a fee for this service; however, your bank may charge a fee.

Contingent Deferred Sales Charges for Certain Redemptions of Class A Shares Purchased at Net Asset Value

For purchases of $1 million or more, a Limited CDSC will be imposed on certain redemptions of Class A shares (or shares into which such Class A shares are exchanged) according to the following schedule: (i) 1.00% if shares are redeemed during the first year after the purchase; and (ii) 0.50% if such shares are redeemed during the second year after the purchase, if such purchases were made at NAV and triggered the payment by the Distributor of the dealer's commission described above in "Dealer's Commission" under "Purchasing Shares."

The Limited CDSC will be paid to the Distributor and will be assessed on an amount equal to the lesser of: (i) the NAV at the time of purchase of the Class A shares being redeemed; or (ii) the NAV of such Class A shares at the time of redemption. For purposes of this formula, the "NAV at the time of purchase" will be the NAV at purchase of the Class A shares even if those shares are later exchanged for shares of another Delaware Investments® Fund and, in the event of an exchange of Class A shares, the "NAV of such shares at the time of redemption" will be the NAV of the shares acquired in the exchange.

Redemptions of such Class A shares held for more than the holding period, as set forth in the prospectus, will not be subject to the Limited CDSC and an exchange of such Class A shares into another Delaware Investments® Fund will not trigger the imposition of the Limited CDSC at the time of such exchange. The period a shareholder owns shares into which Class A shares are exchanged will count toward satisfying the holding period. The Limited CDSC is assessed if such holding period is not satisfied irrespective of whether the redemption triggering its payment is of Class A shares of the Funds or Class A shares acquired in the exchange.

In determining whether a Limited CDSC is payable, it will be assumed that shares not subject to the Limited CDSC are the first redeemed followed by other shares held for the longest period of time. The Limited CDSC will not be imposed upon shares representing reinvested dividends or capital gains distributions, or upon amounts representing share appreciation.

Waivers of Contingent Deferred Sales Charges

Please see the Prospectus for instances in which the Limited CDSC applicable to Class A shares and the CDSC applicable to Class C shares may be waived.

Distributions and Taxes

Distributions

The following supplements the information in the Prospectus.

The policy of the Trust is to distribute substantially all of each Fund's net investment income and net realized capital gains, if any, in the amount and at the times that will allow a Fund to avoid incurring any material amounts of federal income or excise taxes.

Each Class of shares of a Fund will share proportionately in the investment income and expenses of that Fund, except that each Retail Class alone will incur distribution fees under its respective Rule 12b-1 Plan.

All dividends and any capital gains distributions will be automatically reinvested in additional shares of the same Class of the Fund at NAV, unless otherwise designated in writing that such dividends and/or distributions be paid in cash. Dividend payments of $1.00 or less will be automatically reinvested, notwithstanding a shareholder's election to receive dividends in cash. If such a shareholder's dividends increase to greater than $1.00, the shareholder would have to file a new election in order to begin receiving dividends in cash again.

Any check in payment of dividends or other distributions that cannot be delivered by the U.S. Postal Service or that remains uncashed for a period of more than one year may be reinvested in the shareholder's account at the then-current NAV and the dividend option may be changed from cash to reinvest. A Fund may deduct from a shareholder's account the costs of the Fund's efforts to locate the shareholder if the shareholder's mail is returned by the U.S. Postal Service or the Fund is otherwise unable to locate the shareholder or verify the shareholder's mailing address. These costs may include a percentage of the account when a search company charges a percentage fee in exchange for their location services.

Taxes

The following is a summary of certain additional tax considerations generally affecting a Fund (sometimes referred to as "the Fund") and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning.

This "Distributions and Taxes" section is based on the Internal Revenue Code and applicable regulations in effect on the date of this SAI. Future legislative, regulatory or administrative changes, including provisions of current law that sunset and thereafter no longer apply, or court decisions may significantly change the tax rules applicable to the Fund and its shareholders. Any of these changes or court decisions may have a retroactive effect.

This is for general information only and not tax advice. All investors should consult their own tax advisors as to the federal, state, local and foreign tax provisions applicable to them.

Taxation of the Fund. The Fund has elected and intends to qualify each year as a regulated investment company (sometimes referred to as a "regulated investment company," "RIC" or "fund") under Subchapter M of the Internal Revenue Code. If the Fund so qualifies, the Fund will not be subject to federal income tax on the portion of its investment company taxable income (that is, generally, taxable interest, dividends, net short-term capital gains, and other taxable ordinary income, net of expenses, without regard to the deduction for dividends paid) and net capital gain (that is, the excess of net long-term capital gains over net short-term capital losses) that it distributes to shareholders.

In order to qualify for treatment as a regulated investment company, the Fund must satisfy the following requirements:

  Distribution Requirement — the Fund must distribute an amount equal to the sum of at least 90% of its investment company taxable income and 90% of its net tax-exempt income, if any, for the tax year (including, for purposes of satisfying this distribution requirement, certain distributions made by the Fund after the close of its taxable year that are treated as made during such taxable year).

  Income Requirement — the Fund must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived from its business of investing in such stock, securities or currencies and net income derived from qualified publicly traded partnerships ("QPTPs").

  Asset Diversification Test — the Fund must satisfy the following asset diversification test at the close of each quarter of the Fund's tax year: (1) at least 50% of the value of the Fund's assets must consist of cash and cash items, U.S. government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of the Fund's total assets in securities of an issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of the issuer); and (2) no more than 25% of the value of the Fund's total assets may be invested in the securities of any one issuer (other than U.S. government securities or securities of other regulated investment companies) or of two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses, or, in the securities of one or more QPTPs.

In some circumstances, the character and timing of income realized by the Fund for purposes of the Income Requirement or the identification of the issuer for purposes of the Asset Diversification Test is uncertain under current law with respect to a particular investment, and an adverse determination or future guidance by the Internal Revenue Service ("IRS") with respect to such type of investment may adversely affect the Fund's ability to satisfy these requirements. See, "Tax Treatment of Portfolio Transactions" below with respect to the application of these requirements to certain types of investments. In other circumstances, the Fund may be required to sell portfolio holdings in order to meet the Income Requirement, Distribution Requirement, or Asset Diversification Test, which may have a negative impact on the Fund's income and performance. In lieu of potential disqualification, the Fund is permitted to pay a tax for certain failures to satisfy the Asset Diversification Test or Income Requirement, which, in general, are limited to those due to reasonable cause and not willful neglect.

The Fund may use "equalization accounting" (in lieu of making some cash distributions) in determining the portion of its income and gains that has been distributed. If the Fund uses equalization accounting, it will allocate a portion of its undistributed investment company taxable income and net capital gain to redemptions of Fund shares and will correspondingly reduce the amount of such income and gains that it distributes in cash. If the IRS determines that the Fund's allocation is improper and that the Fund has under-distributed its income and gain for any taxable year, the Fund may be liable for federal income and/or excise tax. If, as a result of such adjustment, the Fund fails to satisfy the Distribution Requirement, the Fund will not qualify that year as a regulated investment company the effect of which is described in the following paragraph.

If for any taxable year the Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) would be subject to tax at regular corporate rates without any deduction for dividends paid to shareholders, and the dividends would be taxable to the shareholders as ordinary income (or possibly as qualified dividend income) to the extent of the Fund's current and accumulated earnings and profits. Failure to qualify as a regulated investment company would thus have a negative impact on the Fund's income and performance. Subject to savings provisions for certain failures to satisfy the Income Requirement or Asset Diversification Test, which, in general, are limited to those due to reasonable cause and not willful neglect, it is possible that the Fund will not qualify as a regulated investment company in any given tax year. Even if such savings provisions apply, the Fund may be subject to a monetary sanction of $50,000 or more. Moreover, the Board reserves the right not to maintain the qualification of the Fund as a regulated investment company if it determines such a course of action to be beneficial to shareholders.

Portfolio turnover. For investors that hold their Fund shares in a taxable account, a high portfolio turnover rate may result in higher taxes. This is because a fund with a high turnover rate is likely to accelerate the recognition of capital gains and more of such gains are likely to be taxable as short-term rather than long-term capital gains in contrast to a comparable fund with a low turnover rate. Any such higher taxes would reduce the Fund's after-tax performance. See, "Taxation of Fund Distributions - Distributions of capital gains" below. For non-U.S. investors, any such acceleration of the recognition of capital gains that results in more short-term and less long-term capital gains being recognized by the Fund may cause such investors to be subject to increased U.S. withholding taxes. See, "Non-U.S. Investors — Capital gain dividends" and "— Interest-related dividends and short-term capital gain dividends" below.

Capital loss carryovers.The capital losses of the Fund, if any, do not flow through to shareholders. Rather, the Fund may use its capital losses, subject to applicable limitations, to offset its capital gains without being required to pay taxes on or distribute to shareholders such gains that are offset by the losses. Rules similar to those that apply to capital loss carryovers of individuals apply to RICs. Thus, if the Fund has a "net capital loss" (that is, capital losses in excess of capital gains), the excess (if any) of the Fund's net short-term capital losses over its net long-term capital gains is treated as a short-term capital loss arising on the first day of the Fund's next taxable year, and the excess (if any) of the Fund's net long-term capital losses over its net short-term capital gains is treated as a long-term capital loss arising on the first day of the Fund's next taxable year. Any such net capital losses of the Fund that are not used to offset capital gains may be carried forward indefinitely to reduce any future capital gains realized by the Fund in succeeding taxable years. However, for any net capital losses realized in taxable years of the Fund beginning on or before Dec. 22, 2010, the Fund is only permitted to carry forward such capital losses for eight years as a short-term capital loss. Capital losses arising in a taxable year beginning after Dec. 22, 2010 must be used before capital losses realized in a taxable year beginning on or before Dec. 22, 2010.

The amount of capital losses that can be carried forward and used in any single year is subject to an annual limitation if there is a more than 50% "change in ownership" of the Fund. An ownership change generally results when shareholders owning 5% or more of the Fund increase their aggregate holdings by more than 50% over a three-year look-back period. An ownership change could result in capital loss carryovers being used at a slower rate (or, in the case of those realized in taxable years of the Fund beginning on or before Dec. 22, 2010, to expire unutilized), thereby reducing the Fund's ability to offset capital gains with those losses. An increase in the amount of taxable gains distributed to the Fund's shareholders could result from an ownership change. The Fund undertakes no obligation to avoid or prevent an ownership change, which can occur in the normal course of shareholder purchases and redemptions or as a result of engaging in a tax-free reorganization with another fund. Moreover, because of circumstances beyond the Fund's control, there can be no assurance that the Fund will not experience, or has not already experienced, an ownership change. Additionally, if the Fund engages in a tax-free reorganization with another fund, the effect of these and other rules not discussed herein may be to disallow or postpone the use by the Fund of its capital loss carryovers (including any current year losses and built-in losses when realized) to offset its own gains or those of the other fund, or vice versa, thereby reducing the tax benefits Fund shareholders would otherwise have enjoyed from use of such capital loss carryovers.

Deferral of late year losses.The Fund may elect to treat part or all of any "qualified late year loss" as if it had been incurred in the succeeding taxable year in determining the Fund's taxable income, net capital gain, net short-term capital gain, and earnings and profits. The effect of this election is to treat any such "qualified late year loss" as if it had been incurred in the succeeding taxable year in characterizing Fund distributions for any calendar year (see, "Taxation of Fund Distributions — Distributions of capital gains" below). A "qualified late year loss" includes:

(i) any net capital loss incurred after Oct. 31 of the current taxable year, or, if there is no such loss, any net long-term capital loss or any net short-term capital loss incurred after Oct. 31 of the current taxable year ("post-October capital losses"), and
(ii) the sum of (1) the excess, if any, of (a) specified losses incurred after Oct. 31 of the current taxable year, over (b) specified gains incurred after Oct. 31 of the current taxable year and (2) the excess, if any, of (a) ordinary losses incurred after Dec. 31 of the current taxable year, over (b) the ordinary income incurred after Dec. 31 of the current taxable year.

The terms "specified losses" and "specified gains" mean ordinary losses and gains from the sale, exchange, or other disposition of property (including the termination of a position with respect to such property), foreign currency losses and gains, and losses and gains resulting from holding stock in a passive foreign investment company ("PFIC") for which a mark-to-market election is in effect. The terms "ordinary losses" and "ordinary income" mean other ordinary losses and income that are not described in the preceding sentence.

Undistributed capital gains. The Fund may retain or distribute to shareholders its net capital gain for each taxable year. The Fund currently intends to distribute net capital gains. If the Fund elects to retain its net capital gain, the Fund will be taxed thereon (except to the extent of any available capital loss carryovers) at the highest corporate tax rate (currently 35%). If the Fund elects to retain its net capital gain, it is expected that the Fund also will elect to have shareholders treated as if each received a distribution of its pro rata share of such gain, with the result that each shareholder will be required to report its pro rata share of such gain on its tax return as long-term capital gain, will receive a refundable tax credit for its pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for its shares by an amount equal to the deemed distribution less the tax credit.

Federal excise tax. To avoid a 4% non-deductible excise tax, the Fund must distribute by Dec. 31 of each year an amount equal to at least: (1) 98% of its ordinary income for the calendar year, (2) 98.2% of capital gain net income (that is, the excess of the gains from sales or exchanges of capital assets over the losses from such sales or exchanges) for the one-year period ended on Oct. 31 of such calendar year, and (3) any prior year undistributed ordinary income and capital gain net income. The Fund may elect to defer to the following year any net ordinary loss incurred for the portion of the calendar year that is after the beginning of the Fund's taxable year. Also, the Fund will defer any "specified gain" or "specified loss" that would be properly taken into account for the portion of the calendar year after Oct. 31. Any net ordinary loss, specified gain, or specified loss deferred shall be treated as arising on Jan. 1 of the following calendar year. Generally, the Fund intends to make sufficient distributions prior to the end of each calendar year to avoid any material liability for federal income and excise tax, but can give no assurances that all or a portion of such liability will be avoided. In addition, under certain circumstances, temporary timing or permanent differences in the realization of income and expense for book and tax purposes can result in the Fund having to pay an excise tax.

Taxation of Fund Distributions. The Fund anticipates distributing substantially all of its investment company taxable income and net capital gain for each taxable year. Distributions by the Fund will be treated in the manner described below regardless of whether such distributions are paid in cash or reinvested in additional shares of the Fund (or of another fund). The Fund will send you information annually as to the federal income tax consequences of distributions made (or deemed made) during the year.

Distributions of net investment income. The Fund receives ordinary income generally in the form of dividends and/or interest on its investments. The Fund may also recognize ordinary income from other sources, including, but not limited to, certain gains on foreign currency-related transactions. This income, less expenses incurred in the operation of the Fund, constitutes the Fund's net investment income from which dividends may be paid to you. If you are a taxable investor, distributions of net investment income generally are taxable as ordinary income to the extent of the Fund's earnings and profits. In the case of a Fund whose strategy includes investing in stocks of corporations, a portion of the income dividends paid to you may be qualified dividends eligible to be taxed at reduced rates. See the discussion below under the headings, "— Qualified dividend income for individuals" and "— Dividends-received deduction for corporations."

Distributions of capital gains. The Fund may derive capital gain and loss in connection with sales or other dispositions of its portfolio securities. Distributions derived from the excess of net short-term capital gain over net long-term capital loss will be taxable to you as ordinary income. Distributions paid from the excess of net long-term capital gain over net short-term capital loss will be taxable to you as long-term capital gain, regardless of how long you have held your shares in the Fund. Any net short-term or long-term capital gain realized by the Fund (net of any capital loss carryovers) generally will be distributed once each year and may be distributed more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund.

Returns of capital. Distributions by the Fund that are not paid from earnings and profits will be treated as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in his shares; any excess will be treated as gain from the sale of his shares. Thus, the portion of a distribution that constitutes a return of capital will decrease the shareholder's tax basis in his Fund shares (but not below zero), and will result in an increase in the amount of gain (or decrease in the amount of loss) that will be recognized by the shareholder for tax purposes on the later sale of such Fund shares. Return of capital distributions can occur for a number of reasons including, among others, the Fund over-estimates the income to be received from certain investments such as those classified as partnerships or equity real estate investment trusts ("REITs") (see, "Tax Treatment of Portfolio Transactions — Investments in U.S. REITs" below).

Impact of realized but undistributed income and gains, and net unrealized appreciation of portfolio securities. At the time of your purchase of shares, the Fund's NAV may reflect undistributed income, undistributed capital gains, or net unrealized appreciation of portfolio securities held by the Fund. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable, and would be taxed as ordinary income, capital gains, or some combination of both. The Fund may be able to reduce the amount of such distributions from capital gains by utilizing its capital loss carryovers, if any.

Tax credit bonds. If the Fund holds, directly or indirectly, one or more "tax credit bonds" (including build America bonds, clean renewable energy bonds and qualified tax credit bonds) on one or more applicable dates during a taxable year, the Fund may elect to permit its shareholders to claim a tax credit on their income tax returns equal to each shareholder's proportionate share of tax credits from the applicable bonds that otherwise would be allowed to the Fund. In such a case, shareholders must include in gross income (as interest) their proportionate share of the income attributable to their proportionate share of those offsetting tax credits. A shareholder's ability to claim a tax credit associated with one or more tax credit bonds may be subject to certain limitations imposed by the Internal Revenue Code. Even if the Fund is eligible to pass through tax credits to shareholders, the Fund may choose not to do so.

U.S. government securities. Income earned on certain U.S. government obligations is exempt from state and local personal income taxes if earned directly by you. States also grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment or reporting requirements that must be met by the Fund. Income on investments by the Fund in certain other obligations, such as repurchase agreements collateralized by U.S. government obligations, commercial paper and federal agency-backed obligations (e.g., Ginnie Mae or Fannie Mae obligations), generally does not qualify for tax-free treatment. The rules on exclusion of this income are different for corporations.

Dividends declared in December and paid in January. Ordinarily, shareholders are required to take distributions by the Fund into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Fund) on Dec. 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year in accordance with the guidance that has been provided by the IRS.

Medicare tax. A 3.8% Medicare tax is imposed on net investment income earned by certain individuals, estates and trusts. "Net investment income," for these purposes, means investment income, including ordinary dividends and capital gain distributions received from the Fund and net gains from redemptions or other taxable dispositions of Fund shares, reduced by the deductions properly allocable to such income. In the case of an individual, the tax will be imposed on the lesser of (1) the shareholder's net investment income or (2) the amount by which the shareholder's modified adjusted gross income exceeds $250,000 (if the shareholder is married and filing jointly or a surviving spouse), $125,000 (if the shareholder is married and filing separately) or $200,000 (in any other case). Net investment income does not include exempt-interest dividends. This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.

Taxation of Fund Distributions — Tax Exempt Interest.  The Fund intends to qualify each year to pay exempt-interest dividends by satisfying the requirement that at the close of each quarter of the Fund's taxable year at least 50% of the Fund's total assets consists of municipal securities, which are exempt from federal income tax.

Exempt-interest dividends. Distributions from the Fund will constitute exempt-interest dividends to the extent of the Fund's tax-exempt interest income (net of allocable expenses and amortized bond premium). Exempt-interest dividends distributed to shareholders of the Fund are excluded from gross income for federal income tax purposes. However, shareholders required to file a federal income tax return will be required to report the receipt of exempt-interest dividends on their returns. Moreover, while exempt-interest dividends are excluded from gross income for federal income tax purposes, they may be subject to alternative minimum tax ("AMT") in certain circumstances and may have other collateral tax consequences as discussed below.

Distributions of ordinary income and capital gains. Any gain or loss from the sale or other disposition of a tax-exempt security generally is treated as either long-term or short-term capital gain or loss, depending upon its holding period, and is fully taxable. However, gain recognized from the sale or other disposition of a tax-exempt security purchased after April 30, 1993, will be treated as ordinary income to the extent of the accrued market discount on such security. Distributions by the Fund of ordinary income and capital gains will be taxable to shareholders as discussed above under "Taxation of Fund Distributions."

Alternative minimum tax – private activity bonds. AMT is imposed in addition to, but only to the extent it exceeds, the regular tax and is computed at a maximum rate of 28% for non-corporate taxpayers and 20% for corporate taxpayers on the excess of the taxpayer's alternative minimum taxable income ("AMTI") over an exemption amount. Exempt-interest dividends derived from certain "private activity" municipal securities issued after August 7, 1986 generally will constitute an item of tax preference includable in AMTI for both corporate and non-corporate taxpayers. However, tax-exempt interest on private activity bonds issued in 2009 and 2010 is not an item of tax preference for purposes of the AMT. In addition, exempt-interest dividends derived from all municipal securities regardless of the date of issue, must be included in adjusted current earnings which are used in computing an additional corporate preference item includable in AMTI. Certain small corporations are wholly exempt from the AMT. Consistent with its stated investment objective, the Fund intends to limit its investments in private activity bonds subject to the AMT to no more than 20% of its total assets in any given year.

Effect on taxation of social security benefits; denial of interest deduction; "substantial users." Exempt-interest dividends must be taken into account in computing the portion, if any, of social security or railroad retirement benefits that must be included in an individual shareholder's gross income subject to federal income tax. Further, a shareholder of the Fund is denied a deduction for interest on indebtedness incurred or continued to purchase or carry shares of the Fund. Moreover, a shareholder who is (or is related to) a "substantial user" of a facility financed by industrial development bonds held by the Fund will likely be subject to tax on dividends paid by the Fund which are derived from interest on such bonds. Receipt of exempt-interest dividends may result in other collateral federal income tax consequences to certain taxpayers, including financial institutions, property and casualty insurance companies and foreign corporations engaged in a trade or business in the United States.

Exemption from state tax. To the extent that exempt-interest dividends are derived from interest on obligations of a state or its political subdivisions, or from interest on qualifying U.S. territorial obligations (including qualifying obligations of Puerto Rico, the U.S. Virgin Islands, and Guam), they also may be exempt from that state's personal income taxes.  Most states do not grant tax-free treatment to interest on state and municipal securities of other states.

Failure of a municipal security to qualify to pay exempt-interest. Failure of the issuer of a tax-exempt security to comply with certain legal or contractual requirements relating to a municipal security could cause interest on the municipal security, as well as Fund distributions derived from this interest, to become taxable, perhaps retroactively to the date the municipal security was issued.  In such a case, the Fund may be required to report to the IRS and send to shareholders amended Forms 1099 for a prior taxable year in order to report additional taxable income. This, in turn, could require shareholders to file amended federal and state income tax returns for such prior year to report and pay tax and interest on their pro rata share of the additional amount of taxable income.

Sales, Exchanges and Redemptions of Fund Shares. Sales, exchanges and redemptions (including redemptions in kind) of Fund shares are taxable transactions for federal and state income tax purposes. If you redeem your Fund shares, the IRS requires you to report any gain or loss on your redemption. If you held your shares as a capital asset, the gain or loss that you realize will be a capital gain or loss and will be long-term or short-term, generally depending on how long you have held your shares. Any redemption fees you incur on shares redeemed will decrease the amount of any capital gain (or increase any capital loss) you realize on the sale. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a noncorporate taxpayer, $3,000 of ordinary income.

Tax basis information. The Fund is required to report to you and the IRS annually on Form 1099-B the cost basis of shares purchased or acquired on or after Jan. 1, 2012 where the cost basis of the shares is known by the Fund (referred to as "covered shares") and that are disposed of after that date. However, cost basis reporting is not required for certain shareholders, including shareholders investing in the Fund through a tax-advantaged retirement account, such as a 401(k) plan or an individual retirement account.

When required to report cost basis, the Fund will calculate it using the Fund's default method, unless you instruct the Fund to use a different calculation method. For additional information regarding the Fund's available cost basis reporting methods, including its default method, please contact the Fund. If you hold your Fund shares through a broker (or other nominee), please contact that broker (nominee) with respect to reporting of cost basis and available elections for your account.

The IRS permits the use of several methods to determine the cost basis of mutual fund shares. The method used will determine which specific shares are deemed to be sold when there are multiple purchases on different dates at differing share prices, and the entire position is not sold at one time. The Fund does not recommend any particular method of determining cost basis, and the use of other methods may result in more favorable tax consequences for some shareholders. It is important that you consult with your tax advisor to determine which method is best for you and then notify the Fund if you intend to utilize a method other than the Fund's default method for covered shares. If you do not notify the Fund of your elected cost basis method upon the initial purchase into your account, the default method will be applied to your covered shares.

The Fund will compute and report the cost basis of your Fund shares sold or exchanged by taking into account all of the applicable adjustments to cost basis and holding periods as required by the Internal Revenue Code and Treasury regulations for purposes of reporting these amounts to you and the IRS. However the Fund is not required to, and in many cases the Fund does not possess the information to, take all possible basis, holding period or other adjustments into account in reporting cost basis information to you. Therefore, shareholders should carefully review the cost basis information provided by the Fund.

Please refer to the Fund's website at delawareinvestments.com for additional information.

Wash sales. All or a portion of any loss that you realize on a redemption of your Fund shares will be disallowed to the extent that you buy other shares in the Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to your tax basis in the new shares.

Redemptions at a loss within six months of purchase. Any loss incurred on a redemption or exchange of shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributed to you by the Fund on those shares. Any loss incurred on the redemption or exchange of shares held for six months or less will be disallowed to the extent of any exempt-interest dividends paid to you with respect to your Fund shares, and any remaining loss will be treated as a long-term capital loss to the extent of any longterm capital gain distributed to you by the Fund on those shares. However, this rule does not apply to any loss incurred on a redemption or exchange of shares of a tax-free money market fund or other fund that declares exempt-interest dividends daily and distributes them at least monthly for which your holding period began after December 22, 2010.

Deferral of basis. If a shareholder (a) incurs a sales load in acquiring shares of the Fund, (b) disposes of such shares less than 91 days after they are acquired, and (c) subsequently acquires shares of the Fund or another fund by Jan. 31 of the calendar year following the calendar year in which the disposition of the original shares occurred at a reduced sales load pursuant to a right to reinvest at such reduced sales load acquired in connection with the acquisition of the shares disposed of, then the sales load on the shares disposed of (to the extent of the reduction in the sales load on the shares subsequently acquired) shall not be taken into account in determining gain or loss on the shares disposed of, but shall be treated as incurred on the acquisition of the shares subsequently acquired. The wash sale rules may also limit the amount of loss that may be taken into account on disposition after such adjustment.

Conversion of shares into shares of the same Fund. The conversion or exchange of shares of one class into another class of the same Fund is not taxable for federal income tax purposes. Thus, the following transactions generally will be tax-free for federal income tax purposes:

  the exchange of Class A shares for Institutional Class shares of the same Fund by certain Programs the exchange of Class C shares for Class A shares or Institutional Class shares of the same Fund by certain Programs the exchange of Institutional Class shares for Class A shares or Class C shares of the same Fund by certain shareholders of Institutional Class shares who cease participation in a Program.

However, shareholders should consult their tax advisors regarding the state and local tax consequences of a conversion or exchange of shares.

Reportable transactions. Under Treasury regulations, if a shareholder recognizes a loss with respect to the Fund's shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder (or certain greater amounts over a combination of years), the shareholder must file with the IRS a disclosure statement on Form 8886. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer's treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

Tax Treatment of Portfolio Transactions. Set forth below is a general description of the tax treatment of certain types of securities, investment techniques and transactions that may apply to a fund and, in turn, affect the amount, character and timing of dividends and distributions payable by the fund to its shareholders. This section should be read in conjunction with the discussion above under "Investment Strategies and Risks" for a detailed description of the various types of securities and investment techniques that apply to the Fund.

In general. In general, gain or loss recognized by a fund on the sale or other disposition of portfolio investments will be a capital gain or loss. Such capital gain and loss may be long-term or short-term depending, in general, upon the length of time a particular investment position is maintained and, in some cases, upon the nature of the transaction. Property held for more than one year generally will be eligible for long-term capital gain or loss treatment. The application of certain rules described below may serve to alter the manner in which the holding period for a security is determined or may otherwise affect the characterization as long-term or short-term, and also the timing of the realization and/or character, of certain gains or losses.

Certain fixed income investments. Gain recognized on the disposition of a debt obligation purchased by a fund at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount that accrued during the period of time the fund held the debt obligation unless the fund made a current inclusion election to accrue market discount into income as it accrues. If a fund purchases a debt obligation (such as a zero coupon security or payment-in-kind security) that was originally issued at a discount, the fund generally is required to include in gross income each year the portion of the original issue discount that accrues during such year. Therefore, a fund's investment in such securities may cause the fund to recognize income and make distributions to shareholders before it receives any cash payments on the securities. To generate cash to satisfy those distribution requirements, a fund may have to sell portfolio securities that it otherwise might have continued to hold or to use cash flows from other sources such as the sale of fund shares.

Investments in debt obligations that are at risk of or in default present tax issues for a fund. Tax rules are not entirely clear about issues such as whether and to what extent a fund should recognize market discount on a debt obligation, when a fund may cease to accrue interest, original issue discount or market discount, when and to what extent a fund may take deductions for bad debts or worthless securities and how a fund should allocate payments received on obligations in default between principal and income. These and other related issues will be addressed by a fund in order to ensure that it distributes sufficient income to preserve its status as a regulated investment company.

Options, futures, forward contracts, swap agreements and hedging transactions. In general, option premiums received by a fund are not immediately included in the income of the fund. Instead, the premiums are recognized when the option contract expires, the option is exercised by the holder, or the fund transfers or otherwise terminates the option (e.g., through a closing transaction). If an option written by a fund is exercised and the fund sells or delivers the underlying stock, the fund generally will recognize capital gain or loss equal to (a) the sum of the strike price and the option premium received by the fund minus (b) the fund's basis in the stock. Such gain or loss generally will be short-term or long-term depending upon the holding period of the underlying stock. If securities are purchased by a fund pursuant to the exercise of a put option written by it, the fund generally will subtract the premium received from its cost basis in the securities purchased. The gain or loss with respect to any termination of a fund's obligation under an option other than through the exercise of the option and related sale or delivery of the underlying stock generally will be short-term gain or loss depending on whether the premium income received by the fund is greater or less than the amount paid by the fund (if any) in terminating the transaction. Thus, for example, if an option written by a fund expires unexercised, the fund generally will recognize short-term gain equal to the premium received.

The tax treatment of certain futures contracts entered into by a fund as well as listed non-equity options written or purchased by the fund on U.S. exchanges (including options on futures contracts, broad-based equity indices and debt securities) may be governed by section 1256 of the Internal Revenue Code ("section 1256 contracts"). Gains or losses on section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses ("60/40"), although certain foreign currency gains and losses from such contracts may be treated as ordinary in character. Also, any section 1256 contracts held by a fund at the end of each taxable year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Internal Revenue Code) are "marked to market" with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as ordinary or 60/40 gain or loss, as applicable. Section 1256 contracts do not include any interest rate swap, currency swap, basis swap, interest rate cap, interest rate floor, commodity swap, equity swap, equity index swap, credit default swap, or similar agreement.

In addition to the special rules described above in respect of options and futures transactions, a fund's transactions in other derivatives instruments (including options, forward contracts and swap agreements) as well as its other hedging, short sale, or similar transactions, may be subject to one or more special tax rules (including the constructive sale, notional principal contract, straddle, wash sale and short sale rules). These rules may affect whether gains and losses recognized by a fund are treated as ordinary or capital or as short-term or long-term, accelerate the recognition of income or gains to the fund, defer losses to the fund, and cause adjustments in the holding periods of the fund's securities. These rules, therefore, could affect the amount, timing and/or character of distributions to shareholders. Moreover, because the tax rules applicable to derivatives instruments are in some cases uncertain under current law, an adverse determination or future guidance by the IRS with respect to these rules (which determination or guidance could be retroactive) may affect whether a fund has made sufficient distributions, and otherwise satisfied the relevant requirements, to maintain its qualification as a regulated investment company and avoid a fund-level tax.

Certain of a fund's investments in derivatives and foreign currency-denominated instruments, and the fund's transactions in foreign currencies and hedging activities, may produce a difference between its book income and its taxable income. If a fund's book income is less than the sum of its taxable income and net tax-exempt income (if any), the fund could be required to make distributions exceeding book income to qualify as a regulated investment company. If a fund's book income exceeds the sum of its taxable income and net tax-exempt income (if any), the distribution of any such excess will be treated as (i) a dividend to the extent of the fund's remaining earnings and profits (including current earnings and profits arising from tax-exempt income, reduced by related deductions), (ii) thereafter, as a return of capital to the extent of the recipient's basis in the shares, and (iii) thereafter, as gain from the sale or exchange of a capital asset.

Securities lending. While securities are loaned out by a fund, the fund generally will receive from the borrower amounts equal to any dividends or interest paid on the borrowed securities. For federal income tax purposes, payments made "in lieu of" dividends are not considered dividend income. These distributions will neither qualify for the reduced rate of taxation for individuals on qualified dividends nor the 70% dividends-received deduction for corporations. Also, any foreign tax withheld on payments made "in lieu of" dividends or interest will not qualify for the pass-through of foreign tax credits to shareholders. Additionally, in the case of a fund with a strategy of investing in tax-exempt securities, any payments made "in lieu of" tax-exempt interest will be considered taxable income to the fund, and thus, to the investors, even though such interest may be tax-exempt when paid to the borrower.

Investments in securities of uncertain tax character. A fund may invest in securities the U.S. federal income tax treatment of which may not be clear or may be subject to recharacterization by the IRS. To the extent the tax treatment of such securities or the income from such securities differs from the tax treatment expected by a fund, it could affect the timing or character of income recognized by the fund, requiring the fund to purchase or sell securities, or otherwise change its portfolio, in order to comply with the tax rules applicable to regulated investment companies under the Internal Revenue Code.

Backup Withholding. By law, the Fund may be required to withhold a portion of your taxable dividends and sales proceeds unless you:

  provide your correct social security or taxpayer identification number;

  certify that this number is correct;

  certify that you are not subject to backup withholding; and

  certify that you are a U.S. person (including a U.S. resident alien).

The Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. federal income tax liability, provided the appropriate information is furnished to the IRS. Certain payees and payments are exempt from backup withholding and information reporting. The special U.S. tax certification requirements applicable to non-U.S. investors to avoid backup withholding are described under the "Non-U.S. Investors" heading below.

Non-U.S. Investors. Non-U.S. investors (shareholders who, as to the U.S., are nonresident alien individuals, foreign trusts or estates, foreign corporations, or foreign partnerships) may be subject to U.S. withholding and estate tax and are subject to special U.S. tax certification requirements. Non-U.S. investors should consult their tax advisors about the applicability of U.S. tax withholding and the use of the appropriate forms to certify their status.

In general. The U.S. imposes a flat 30% withholding tax (or a withholding tax at a lower treaty rate) on U.S. source dividends, including on income dividends, paid to you by the Fund, subject to certain exemptions described below. However, notwithstanding such exemptions from U.S. withholding at the source, any dividends and distributions of income and capital gains, including the proceeds from the sale of your Fund shares, will be subject to backup withholding at a rate of 28% if you fail to properly certify that you are not a U.S. person.

Capital gain dividends. In general, capital gain dividends reported by the Fund to shareholders as paid from its net long-term capital gains, other than long-term capital gains realized on disposition of U.S. real property interests (see the discussion below), are not subject to U.S. withholding tax unless you are a nonresident alien individual present in the U.S. for a period or periods aggregating 183 days or more during the calendar year.

Exempt-interest dividends.  In general, exempt-interest dividends reported by the Fund to shareholders as paid from net tax-exempt income are not subject to U.S. withholding tax.

Interest-related dividends and short-term capital gain dividends. The prior exemptions from U.S. withholding for interest-related dividends paid by the Fund from its qualified net interest income from U.S. sources and short-term capital gain dividends have expired. With respect to taxable years of the Fund that began before Jan. 1, 2015, dividends reported by the Fund to shareholders as interest-related dividends and paid from its qualified net interest income from U.S. sources were not subject to U.S. withholding tax. "Qualified interest income" included, in general, U.S. source (1) bank deposit interest, (2) short-term original discount, (3) interest (including original issue discount, market discount, or acquisition discount) on an obligation that is in registered form, unless it is earned on an obligation issued by a corporation or partnership in which the Fund is a 10-percent shareholder or is contingent interest, and (4) any interest-related dividend from another regulated investment company. Similarly, with respect to taxable years of the Fund that began before Jan. 1, 2015, short-term capital gain dividends reported by the Fund to shareholders as paid from its net short-term capital gains, other than short-term capital gains realized on disposition of U.S. real property interests (see the discussion below), were not subject to U.S. withholding tax unless you were a nonresident alien individual present in the U.S. for a period or periods aggregating 183 days or more during the calendar year. It is currently unclear whether Congress will extend these exemptions to taxable years of a fund beginning on or after Jan. 1, 2015 or what the terms of any such extension would be, including whether such extension would have retroactive effect. If the exemptions are reinstated, the Fund reserves the right to not report small amounts of interest-related dividends or short-term capital gain dividends. Additionally, the Fund's reporting of interest-related dividends or short-term capital gain dividends may not be passed through to shareholders by intermediaries who have assumed tax reporting responsibilities for this income in managed or omnibus accounts due to systems limitations or operational constraints.

Net investment income from dividends on stock and foreign source interest income continue to be subject to withholding tax; foreign tax credits. Ordinary dividends paid by the Fund to non-U.S. investors on the income earned on portfolio investments in (i) the stock of domestic and foreign corporations and (ii) the debt of foreign issuers continue to be subject to U.S. withholding tax. Foreign shareholders may be subject to U.S. withholding tax at a rate of 30% on the income resulting from an election to pass through foreign tax credits to shareholders, but may not be able to claim a credit or deduction with respect to the withholding tax for the foreign tax treated as having been paid by them.

Income effectively connected with a U.S. trade or business. If the income from the Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends and any gains realized upon the sale or redemption of shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations and require the filing of a nonresident U.S. income tax return.

U.S. estate tax. Transfers by gift of shares of the Fund by a foreign shareholder who is a nonresident alien individual will not be subject to U.S. federal gift tax. An individual who, at the time of death, is a non-U.S. shareholder will nevertheless be subject to U.S. federal estate tax with respect to Fund shares at the graduated rates applicable to U.S. citizens and residents, unless a treaty exemption applies. If a treaty exemption is available, a decedent's estate may nonetheless need to file a U.S. estate tax return to claim the exemption in order to obtain a U.S. federal transfer certificate. The transfer certificate will identify the property (i.e., Fund shares) as to which the U.S. federal estate tax lien has been released. In the absence of a treaty, there is a $13,000 statutory estate tax credit (equivalent to U.S. situs assets with a value of $60,000). For estates with U.S. situs assets of not more than $60,000, the Fund may accept, in lieu of a transfer certificate, an affidavit from an appropriate individual evidencing that decedent's U.S. situs assets are below this threshold amount.

U.S. tax certification rules. Special U.S. tax certification requirements may apply to non-U.S. shareholders both to avoid U.S. backup withholding imposed at a rate of 28% and to obtain the benefits of any treaty between the U.S. and the shareholder's country of residence. In general, if you are a non-U.S. shareholder, you must provide a Form W-8 BEN (or other applicable Form W-8) to establish that you are not a U.S. person, to claim that you are the beneficial owner of the income and, if applicable, to claim a reduced rate of, or exemption from, withholding as a resident of a country with which the U.S. has an income tax treaty. A Form W-8 BEN provided without a U.S. taxpayer identification number will remain in effect for a period beginning on the date signed and ending on the last day of the third succeeding calendar year unless an earlier change of circumstances makes the information on the form incorrect. Certain payees and payments are exempt from backup withholding.

The tax consequences to a non-U.S. shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Non-U.S. shareholders are urged to consult their own tax advisors with respect to the particular tax consequences to them of an investment in the Fund, including the applicability of foreign tax.

Foreign Account Tax Compliance Act ("FATCA"). Under FATCA, the Fund will be required to withhold a 30% tax on the following payments or distributions made by the Fund to certain foreign entities, referred to as foreign financial institutions ("FFI") or nonfinancial foreign entities ("NFFE"): (a) income dividends and (b) after Dec. 31, 2018, certain capital gain distributions, return of capital distributions and the proceeds arising from the sale of Fund shares. The FATCA withholding tax generally can be avoided: (a) by an FFI, if it reports certain direct and indirect ownership of foreign financial accounts held by U.S. persons with the FFI and (b) by an NFFE, if it: (i) certifies that it has no substantial U.S. persons as owners or (ii) if it does have such owners, reporting information relating to them.  The U.S. Treasury has negotiated intergovernmental agreements ("IGA") with certain countries and is in various stages of negotiations with a number of other foreign countries with respect to one or more alternative approaches to implement FATCA; an entity in one of those countries may be required to comply with the terms of an IGA instead of U.S. Treasury regulations.

An FFI can avoid FATCA withholding if it is deemed compliant or by becoming a "participating FFI," which requires the FFI to enter into a U.S. tax compliance agreement with the IRS under section 1471(b) of the Internal Revenue Code ("FFI agreement") under which it agrees to verify, report and disclose certain of its U.S. accountholders and meet certain other specified requirements. The FFI will either report the specified information about the U.S. accounts to the IRS, or, to the government of the FFI's country of residence (pursuant to the terms and conditions of applicable law and an applicable IGA entered into between the U.S. and the FFI's country of residence), which will, in turn, report the specified information to the IRS. An FFI that is resident in a country that has entered into an IGA with the U.S. to implement FATCA will be exempt from FATCA withholding provided that the FFI shareholder and the applicable foreign government comply with the terms of such agreement.

An NFFE that is the beneficial owner of a payment from the Fund can avoid the FATCA withholding tax generally by certifying that it does not have any substantial U.S. owners or by providing the name, address and taxpayer identification number of each substantial U.S. owner. The NFFE will report the information to the Fund or other applicable withholding agent, which will, in turn, report the information to the IRS.

Such foreign shareholders also may fall into certain exempt, excepted or deemed compliant categories as established by U.S. Treasury regulations, IGAs, and other guidance regarding FATCA. An FFI or NFFE that invests in the Fund will need to provide the Fund with documentation properly certifying the entity's status under FATCA in order to avoid FATCA withholding. Non-U.S. investors should consult their own tax advisors regarding the impact of these requirements on their investment in the Fund. The requirements imposed by FATCA are different from, and in addition to, the U.S. tax certification rules to avoid backup withholding described above. Shareholders are urged to consult their tax advisors regarding the application of these requirements to their own situation.

Effect of Future Legislation; Local Tax Considerations. The foregoing general discussion of U.S. federal income tax consequences is based on the Internal Revenue Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes, including provisions of current law that sunset and thereafter no longer apply, or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein. Rules of state and local taxation of ordinary income, qualified dividend income and capital gain dividends may differ from the rules for U.S. federal income taxation described above. Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder's particular situation. Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above. Shareholders are urged to consult their tax advisors as to the consequences of these and other state and local tax rules affecting investment in the Fund.

Performance Information

To obtain the Funds' most current performance information, please call 800 523-1918 or visit our website at delawareinvestments.com.

Performance quotations represent the Funds' past performance and should not be considered as representative of future results. The Funds will calculate their performance in accordance with the requirements of the rules and regulations under the 1940 Act, or any other applicable U.S. securities laws, as they may be revised from time to time by the SEC.

Financial Statements

PricewaterhouseCoopers LLP, which is located at 2001 Market Street, Philadelphia, Pennsylvania 19103, serves as the independent registered public accounting firm for the Trust and, in its capacity as such, audits the annual financial statements contained in each Fund's Annual Report. The Funds' Statements of Assets and Liabilities including the Schedules of Investments, Statements of Operations, Statements of Changes in Net Assets, Financial Highlights, and Notes to Financial Statements, as well as the reports of PricewaterhouseCoopers LLP, the independent registered public accounting firm, for the fiscal year ended Aug. 31, 2015, are included in each Fund's Annual Report to shareholders.The financial statements and financial highlights, the notes relating thereto and the reports of PricewaterhouseCoopers LLP listed above are incorporated by reference from the Annual Reports into this SAI.

Principal Holders

As of Oct. 31, 2015, management believes the following shareholders held of record 5% or more of the outstanding shares of each class of each Fund. Management does not have knowledge of beneficial owners.

Class	Name and Address of Account	Percentage
DELAWARE TAX-FREE ARIZONA FUND Class A
	CHARLES SCHWAB & CO INC SPEC CUSTODY ACCT FOR THE EXCL BNFT OF CUSTS ATTN MUT FDS 211 MAIN ST SAN FRANCISCO CA 94105-1905	13.05%
	FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	19.23%
	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION: FUND ADMIN SEC 4800 DEER LAKE DRIVE E FL2 JACKSONVILLE FL 32246-6484	8.00%
	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2 3RD FL JERSEY CITY NJ 07311	5.12%
Class C
	CHARLES SCHWAB & CO INC SPEC CUSTODY ACCT FOR THE EXCL BNFT OF CUSTS ATTN MUT FDS 211 MAIN ST SAN FRANCISCO CA 94105-1905	9.32%
	FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	18.43%
	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION: FUND ADMIN SEC 4800 DEER LAKE DRIVE E FL2 JACKSONVILLE FL 32246-6484	30.70%
	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2 3RD FL JERSEY CITY NJ 07311	13.11%
	PERSHING LLC 1 PERSHING PLAZA JERSEY CITY NJ 07399-0002	8.14%
Institutional Class
	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION: FUND ADMIN SEC 4800 DEER LAKE DRIVE E FL2 JACKSONVILLE FL 32246-6484	24.29%
	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2 3RD FL JERSEY CITY NJ 07311	35.02%
	UBS WM USA OMNI ACCOUNT M/F ATTN DEPARTMENT MANAGER 499 WASHINGTON BLVD FL 9 JERSEY CITY NJ 07310-2079	33.90%
DELAWARE TAX-FREE CALIFORNIA FUND Class A
	CHARLES SCHWAB & CO INC SPEC CUSTODY ACCT FOR THE EXCL BNFT OF CUSTS ATTN MUT FDS 211 MAIN ST SAN FRANCISCO CA 94105-1905	5.34%
	FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	22.03%
	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2 3RD FL JERSEY CITY NJ 07311	13.03%
	NATIONAL FINANCIAL SERVICES LLC FBO OUR CUSTOMERS ATTN MUTUAL FUNDS DEPARTMENT 499 WASHINGTON BLVD FL4 JERSEY CITY NJ 07310	8.93%
	PERSHING LLC 1 PERSHING PLAZA JERSEY CITY NJ 07399-0002	6.49%
	UBS WM USA OMNI ACCOUNT M/F ATTN DEPARTMENT MANAGER 499 WASHINGTON BLVD FL 9 JERSEY CITY NJ 07310-2088	7.22%
Class C
	FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	12.11%
	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION: FUND ADMIN SEC 4800 DEER LAKE DRIVE E FL2 JACKSONVILLE FL 32246-6484	25.48%
	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2 3RD FL JERSEY CITY NJ 07311	24.59%
	UBS WM USA OMNI ACCOUNT M/F ATTN DEPARTMENT MANAGER 499 WASHINGTON BLVD FL 9 JERSEY CITY NJ 07310-2089	7.48%
Institutional Class
	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION: FUND ADMIN SEC 4800 DEER LAKE DRIVE E FL2 JACKSONVILLE FL 32246-6484	29.00%
	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2 3RD FL JERSEY CITY NJ 07311	42.76%
	UBS WM USA OMNI ACCOUNT M/F ATTN DEPARTMENT MANAGER 499 WASHINGTON BLVD FL 9 JERSEY CITY NJ 07310-2080	27.74%
DELAWARE TAX-FREE COLORADO FUND Class A
	CHARLES SCHWAB & CO INC SPEC CUSTODY ACCT FOR THE EXCL BNFT OF CUSTS ATTN MUT FDS 211 MAIN ST SAN FRANCISCO CA 94105-1905	6.88%
	FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	17.12%
	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2 3RD FL JERSEY CITY NJ 07311	6.16%
Class C
	CHARLES SCHWAB & CO INC SPEC CUSTODY ACCT FOR THE EXCL BNFT OF CUSTS ATTN MUT FDS 211 MAIN ST SAN FRANCISCO CA 94105-1905	5.08%
	FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	25.71%
	PERSHING LLC 1 PERSHING PLAZA JERSEY CITY NJ 07399-0002	5.98%
	UBS WM USA OMNI ACCOUNT M/F ATTN DEPARTMENT MANAGER 499 WASHINGTON BLVD FL 9 JERSEY CITY NJ 07310-2090	18.43%
Institutional Class
	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION: FUND ADMIN SEC 4800 DEER LAKE DRIVE E FL2 JACKSONVILLE FL 32246-6484	23.36%
	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS ATTN COURTNEY WALLER 880 CARILLON PARKWAY ST PETERSBURG FL 33713	11.36%
	UBS WM USA OMNI ACCOUNT M/F ATTN DEPARTMENT MANAGER 499 WASHINGTON BLVD FL 9 JERSEY CITY NJ 07310-2081	52.64%
DELAWARE TAX-FREE IDAHO FUND Class A
	CHARLES SCHWAB & CO INC SPEC CUSTODY ACCT FOR THE EXCL BNFT OF CUSTS ATTN MUT FDS 211 MAIN ST SAN FRANCISCO CA 94105-1905	18.73%
	FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	22.61%
	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION: FUND ADMIN SEC 4800 DEER LAKE DRIVE E FL2 JACKSONVILLE FL 32246-6484	5.40%
	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2 3RD FL JERSEY CITY NJ 07311	7.27%
	PERSHING LLC 1 PERSHING PLAZA JERSEY CITY NJ 07399-0002	8.49%
Class C
	CHARLES SCHWAB & CO INC SPEC CUSTODY ACCT FOR THE EXCL BNFT OF CUSTS ATTN MUT FDS 211 MAIN ST SAN FRANCISCO CA 94105-1905	11.32%
	FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	43.94%
	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION: FUND ADMIN SEC 4800 DEER LAKE DRIVE E FL2 JACKSONVILLE FL 32246-6484	11.09%
	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS ATTN COURTNEY WALLER 880 CARILLON PARKWAY ST PETERSBURG FL 33713	13.50%
Institutional Class
	FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	7.14%
	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION: FUND ADMIN SEC 4800 DEER LAKE DRIVE E FL2 JACKSONVILLE FL 32246-6484	44.26%
	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2 3RD FL JERSEY CITY NJ 07311	12.08%
	UBS WM USA OMNI ACCOUNT M/F ATTN DEPARTMENT MANAGER 499 WASHINGTON BLVD FL 9 JERSEY CITY NJ 07310-2082	30.44%
DELAWARE TAX-FREE MINNESOTA FUND Class A
	CHARLES SCHWAB & CO INC SPEC CUSTODY ACCT FOR THE EXCL BNFT OF CUSTS ATTN MUT FDS 211 MAIN ST SAN FRANCISCO CA 94105-1905	5.48%
	FIRST CLEARING LLC SPECIAL CUSTODYACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	7.23%
	NATIONAL FINANCIAL SERVICES LLC FBO OUR CUSTOMERS ATTN MUTUAL FUNDS DEPARTMENT 499 WASHINGTON BLVD FL4 JERSEY CITY NJ 07310	6.93%
	PERSHING LLC 1 PERSHING PLAZA JERSEY CITY NJ 07399-0002	12.32%
Class C
	FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	8.74%
	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN LINDSAY OTOOLE 4707 EXECUTIVE DRIVE SAN DIEGO CA 92121	5.80%
	PERSHING LLC 1 PERSHING PLAZA JERSEY CITY NJ 07399-0002	15.06%
	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS ATTN COURTNEY WALLER 880 CARILLON PARKWAY ST PETERSBURG FL 33713	6.28%
	UBS WM USA OMNI ACCOUNT M/F ATTN DEPARTMENT MANAGER 499 WASHINGTON BLVD FL 9 JERSEY CITY NJ 07310-2084	7.29%
Institutional Class
	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION: FUND ADMIN SEC 4800 DEER LAKE DRIVE E FL2 JACKSONVILLE FL 32246-6484	10.84%
	NATIONAL FINANCIAL SERVICES LLC FBO OUR CUSTOMERS ATTN MUTUAL FUNDS DEPARTMENT 499 WASHINGTON BLVD FL4 JERSEY CITY NJ 07310	35.12%
	UBS WM USA OMNI ACCOUNT M/F ATTN DEPARTMENT MANAGER 499 WASHINGTON BLVD FL 9 JERSEY CITY NJ 07310-2083	37.69%
DELAWARE TAX-FREE MINNESOTA INTERMEDIATE FUND Class A
	FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-25239.42%	9.42%
	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN LINDSAY OTOOLE 4707 EXECUTIVE DRIVE SAN DIEGO CA 92121	8.80%
	PERSHING LLC 1 PERSHING PLAZA JERSEY CITY NJ 07399-0002	25.32%
Class C
	CHARLES SCHWAB & CO INC SPEC CUSTODY ACCT FOR THE EXCL BNFT OF CUSTS ATTN MUT FDS 211 MAIN ST SAN FRANCISCO CA 94105-1905	6.36%
	FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	19.34%
	NATIONAL FINANCIAL SERVICES LLC FBO OUR CUSTOMERS ATTN MUTUAL FUNDS DEPARTMENT 499 WASHINGTON BLVD FL4 JERSEY CITY NJ 07310	6.13%
	PERSHING LLC 1 PERSHING PLAZA JERSEY CITY NJ 07399-0002	16.08%
	UBS WM USA OMNI ACCOUNT M/F ATTN DEPARTMENT MANAGER 499 WASHINGTON BLVD FL 9 JERSEY CITY NJ 07310-2085	8.34%
Institutional Class
	KEMAL SCHANKERELI & CAROL SCHANKERELI JT TOD STILLWATER MN 55082	6.06%
	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN LINDSAY OTOOLE 4707 EXECUTIVE DRIVE SAN DIEGO CA 92121	47.70%
	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2 3RD FL JERSEY CITY NJ 07311	11.26%
	UBS WM USA OMNI ACCOUNT M/F ATTN DEPARTMENT MANAGER 499 WASHINGTON BLVD FL 9 JERSEY CITY NJ 07310-2077	9.56%
	ROBERT W BAIRD & CO. INC. 777 EAST WISCONSIN AVENUE MILWAUKEE WI 53202-5391	9.23%
	ROBERT W BAIRD & CO. INC. 777 EAST WISCONSIN AVENUE MILWAUKEE WI 53202-5391	5.88%
DELAWARE TAX-FREE NEW YORK FUND Class A
	CHARLES SCHWAB & CO INC SPEC CUSTODY ACCT FOR THE EXCL BNFT OF CUSTS ATTN MUT FDS 211 MAIN ST SAN FRANCISCO CA 94105-1905	5.25%
	FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	16.81%
	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN LINDSAY OTOOLE 4707 EXECUTIVE DRIVE SAN DIEGO CA 92121	22.73%
	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION: FUND ADMIN SEC 4800 DEER LAKE DRIVE E FL2 JACKSONVILLE FL 32246-6484	5.03%
	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2 3RD FL JERSEY CITY NJ 07311	7.28%
	NATIONAL FINANCIAL SERVICES LLC FBO OUR CUSTOMERS ATTN MUTUAL FUNDS DEPARTMENT 499 WASHINGTON BLVD FL4 JERSEY CITY NJ 07310	5.11%
	PERSHING LLC 1 PERSHING PLAZA JERSEY CITY NJ 07399-0002	9.73%
Class C
	FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	8.95%
	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION: FUND ADMIN SEC 4800 DEER LAKE DRIVE E FL2 JACKSONVILLE FL 32246-6484	48.94%
	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2 3RD FL JERSEY CITY NJ 07311	14.42%
	UBS WM USA OMNI ACCOUNT M/F ATTN DEPARTMENT MANAGER 499 WASHINGTON BLVD FL 9 JERSEY CITY NJ 07310-2092	12.17%
Institutional Class
	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION: FUND ADMIN SEC 4800 DEER LAKE DRIVE E FL2 JACKSONVILLE FL 32246-6484	20.81%
	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2 3RD FL JERSEY CITY NJ 07311	17.01%
	UBS WM USA OMNI ACCOUNT M/F ATTN DEPARTMENT MANAGER 499 WASHINGTON BLVD FL 9 JERSEY CITY NJ 07310-2091	61.80%
DELAWARE TAX-FREE PENNSYLVANIA FUND Class A
	CHARLES SCHWAB & CO INC SPEC CUSTODY ACCT FOR THE EXCL BNFT OF CUSTS ATTN MUT FDS 211 MAIN ST SAN FRANCISCO CA 94105-1905	9.29%
	FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	11.25%
	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2 3RD FL JERSEY CITY NJ 07311	7.29%
	NATIONAL FINANCIAL SERVICES LLC FBO OUR CUSTOMERS ATTN MUTUAL FUNDS DEPARTMENT 499 WASHINGTON BLVD FL4 JERSEY CITY NJ 07310	12.32%
Class C
	CHARLES SCHWAB & CO INC SPEC CUSTODY ACCT FOR THE EXCL BNFT OF CUSTOMERS ATTN MUT FDS 211 MAIN ST SAN FRANCISCO CA 94105-1905	11.24%
	FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	11.77%
	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN LINDSAY OTOOLE 4707 EXECUTIVE DRIVE SAN DIEGO CA 92121	9.32%
	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION: FUND ADMIN SEC 4800 DEER LAKE DRIVE E FL2 JACKSONVILLE FL 32246-6484	9.90%
	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2 3RD FL JERSEY CITY NJ 07311	16.22%
	PERSHING LLC 1 PERSHING PLAZA JERSEY CITY NJ 07399-0002	7.29%
	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS ATTN COURTNEY WALLER 880 CARILLON PARKWAY ST PETERSBURG FL 33713	5.68%
Institutional Class
	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION: FUND ADMIN SEC 4800 DEER LAKE DRIVE E FL2 JACKSONVILLE FL 32246-6484	14.69%
	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2 3RD FL JERSEY CITY NJ 07311	9.56%
	PERSHING LLC 1 PERSHING PLAZA JERSEY CITY NJ 07399-0002	48.36%
	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS ATTN COURTNEY WALLER 880 CARILLON PARKWAY ST PETERSBURG FL 33713	14.67%
	UBS WM USA OMNI ACCOUNT M/F ATTN DEPARTMENT MANAGER 499 WASHINGTON BLVD FL 9 JERSEY CITY NJ 07310-2076	8.49%
DELAWARE MINNESOTA HIGH-YIELD MUNICIPAL BOND FUND Class A
	FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	9.36%
	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN LINDSAY OTOOLE 4707 EXECUTIVE DRIVE SAN DIEGO CA 92121	5.81%
	NATIONAL FINANCIAL SERVICES LLC FBO OUR CUSTOMERS ATTN MUTUAL FUNDS DEPARTMENT 499 WASHINGTON BLVD FL4 JERSEY CITY NJ 07310	6.16%
	PERSHING LLC 1 PERSHING PLAZA JERSEY CITY NJ 07399-0002	18.18%
Class C
	FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	5.24%
	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2 3RD FL JERSEY CITY NJ 07311	12.38%
	PERSHING LLC 1 PERSHING PLAZA JERSEY CITY NJ 07399-0002	15.77%
	UBS WM USA OMNI ACCOUNT M/F ATTN DEPARTMENT MANAGER 499 WASHINGTON BLVD FL 9 JERSEY CITY NJ 07310-2086	10.89%
Institutional Class
	FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	11.61%
	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION: FUND ADMIN SEC 4800 DEER LAKE DRIVE E FL2 JACKSONVILLE FL 32246-6484	18.15%
	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2 3RD FL JERSEY CITY NJ 07311	19.27%
	PERSHING LLC 1 PERSHING PLAZA JERSEY CITY NJ 07399-0002	6.61%
	UBS WM USA OMNI ACCOUNT M/F ATTN DEPARTMENT MANAGER 499 WASHINGTON BLVD FL 9 JERSEY CITY NJ 07310-2078	34.62%

Appendix A: Description of Ratings

General Rating Information

The ratings list below can be further described as follows. For all categories lower than Aaa, Moody's Investors Service, Inc. (Moody's) includes a "1," "2," or "3" following the rating to designate a high, medium or low rating, respectively. Similarly, for all categories lower than AAA, Standard & Poor's (S&P) and Fitch, Inc. (Fitch) may add a "+" or "-" following the rating to characterize a higher or lower rating, respectively.

Bonds

Moody's

Aaa: Highest quality, smallest degree of investment risk.

Aa: High quality; together with Aaa bonds, they compose the high-grade bond group.

A: Upper- medium-grade obligations; many favorable investment attributes.

Baa: Medium-grade obligations; neither highly protected nor poorly secured. Interest and principal appear adequate for the present, but certain protective elements may be lacking or may be unreliable over any great length of time.

Ba: More uncertain with speculative elements. Protective of interest and principal payments not well safeguarded in good and bad times.

B: Lack characteristics of desirable investment; potentially low assurance of timely interest and principal payments or maintenance of other contract terms over time.

Caa: Poor standing, may be in default; elements of danger with respect to principal or interest payments.

Ca: Speculative in high degree; could be in default or have other marked shortcomings.

C: Lowest rated. Extremely poor prospects of ever attaining investment standing.

S&P

AAA: Highest rating; extremely strong capacity to pay principal and interest.

AA: High quality; very strong capacity to pay principal and interest.

A: Strong capacity to pay principal and interest; somewhat more susceptible to the adverse effects of changing circumstances and economic conditions.

BBB: Adequate capacity to pay principal and interest; normally exhibit adequate protection parameters, but adverse economic conditions or changing circumstances more likely to lead to weakened capacity to pay principal and interest than for higher-rated bonds.

BB, B, CCC, CC: Predominantly speculative with respect to the issuer's capacity to meet required interest and principal payments. BB-lowest degree of speculation; CC-the highest degree of speculation. Quality and protective characteristics outweighed by large uncertainties or major risk exposure to adverse conditions.

D: In default.

Fitch

AAA: Highest quality; obligor has exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA: Very high quality; obligor's ability to pay interest and repay principal is very strong. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A: High quality; obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than higher-rated bonds.

BBB: Satisfactory credit quality; obligor's ability to pay interest and repay principal is considered adequate. Unfavorable changes in economic conditions and circumstances are more likely to adversely affect these bonds and impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for higher-rated bonds.

BB, CCC: Not investment grade; predominantly speculative with respect to the issuer's capacity to repay interest and repay principal in accordance with the terms of the obligation for bond issues not in default. BB is the least speculative. C is the most speculative.

Commercial Paper

Moody's

P-1: Superior quality

P-2: Strong quality

P-3: Acceptable quality

S&P

A-1+: Extremely strong quality

A-1: Strong quality

A-2: Satisfactory quality

A-3: Adequate quality

B: Speculative quality

C: Doubtful quality

Fitch

F-1+: Exceptionally strong quality

F-1: Very strong quality

F-2: Good credit quality

F-3: Fair quality

F-S: Weak credit quality

State and Municipal Notes

Moody's

MIG1/VMIG1: Best quality

MIG2/VMIG2: High quality

MIG3/VMIG3: Favorable quality

MIG4/VMIG4: Adequate quality

SG: Speculative quality

S&P

SP1+: Very strong quality

SP1: Strong grade

SP2: Satisfactory grade

SP3: Speculative grade

Fitch

F-1+: Exceptionally strong quality

F-1: Very strong quality

F-2: Good credit quality

F-3: Fair credit quality

F-S: Weak credit quality

Earnings and Dividend Rankings For Common Stocks

S&P. The investment process involves assessment of various factors -- such as product and industry position, corporate resources and financial policy -- with results that make some common stocks more highly esteemed than others. In this assessment, S&P believes that earnings and dividend performance is the end result of the interplay of these factors and that, over the long run, the record of this performance has a considerable bearing on relative quality. The rankings, however, do not pretend to reflect all of the factors, tangible or intangible, that bear on stock quality.

Relative quality of bonds or other debt, that is, degrees of protection for principal and interest, called creditworthiness, cannot be applied to common stocks, and therefore rankings are not to be confused with bond quality ratings which are arrived at by a necessarily different approach.

Growth and stability of earnings and dividends are deemed key elements in establishing S&P earnings and dividend rankings for common stocks, which are designed to capsulize the nature of this record in a single symbol. It should be noted, however, that the process also takes into consideration certain adjustments and modifications deemed desirable in establishing such rankings.

The point of departure in arriving at these rankings is a computerized scoring system based on per-share earnings and dividend records of the most recent ten years -- a period deemed long enough to measure significant time segments of secular growth, to capture indications of basic change in trend as they develop, and to encompass the full peak-to-peak range of the business cycle. Basic scores are computed for earnings and dividends, then adjusted as indicated by a set of predetermined modifiers for growth, stability within long-term trend, and cyclicality. Adjusted scores for earnings and dividends are then combined to yield a final score.

Further, the ranking system makes allowance for the fact that, in general, corporate size imparts certain recognized advantages from an investment standpoint. Conversely, minimum size limits (in terms of corporate sales volume) are set for the various rankings, but the system provides for making exceptions where the score reflects an outstanding earnings-dividend record.

The final score for each stock is measured against a scoring matrix determined by analysis of the scores of a large and representative sample of stocks. The range of scores in the array of this sample has been aligned with the following ladder of rankings:

A+: Highest

A: High

A-: Above Average

B+: Average

B: Below Average

B-: Lower

C: Lowest

D: In Reorganization

NR signifies no ranking because of insufficient data or because the stock is not amenable to the ranking process.

The positions as determined above may be modified in some instances by special considerations, such as natural disasters, massive strikes, and non-recurring accounting adjustments.

A ranking is not a forecast of future market price performance, but is basically an appraisal of past performance of earnings and dividends, and relative current standing. These rankings must not be used as market recommendations; a high-score stock may at times be so overpriced as to justify its sale, while a low-score stock may be attractively priced for purchase. Rankings based upon earnings and dividend records are no substitute for complete analysis. They cannot take into account potential effects of management changes, internal company policies not yet fully reflected in the earnings and dividend record, public relations standing, recent competitive shifts, and a host of other factors that may be relevant to investment status and decision.

Preferred Stock Rating

Moody's

Aaa: Considered to be a top quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

Aa: Considered a high grade preferred stock. This rating indicates that there is reasonable assurance that earnings and asset protection will remain relatively well maintained in the foreseeable future.

A: Considered to be an upper medium grade preferred stock. While risks are judged to be somewhat greater than in the "aaa" and "aa" classifications, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

Baa: Considered to be medium grade, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

Ba: Considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

B: Generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

Caa: Likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.

Ca: Speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payment.

C: The lowest rated class of preferred or preference stock. Issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

S&P

AAA: Has the highest rating that may be assigned by Standard & Poor's to a preferred stock issue and indicates an extremely strong capacity to pay the preferred stock obligations.

AA: Qualifies as a high quality fixed income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated "AAA."

A: Backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB: Regarded as backed by an adequate capacity to pay the preferred stock obligations. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the "A" category.

BB, B, CCC: Regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay preferred stock obligations. "BB" indicates the lowest degree of speculation and "CCC" the highest degree of speculation. While such issues will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

CC: Reserved for a preferred stock issue in arrears on dividends or sinking fund payments but that is currently paying.

C: A nonpaying issue.

D: A nonpaying issue with the issuer in default on debt instruments.

NR: Indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

Appendix B: Special Factors Affecting the Funds

The following information is a brief summary of certain state factors affecting the Funds and does not purport to be a complete description of such factors. The financial condition of a state, its public authorities and local governments could affect the market values and marketability of, and therefore the NAV per share and the interest income of the respective state Fund, or result in the default of existing obligations, including obligations which may be held by a Fund. Further, each state faces numerous forms of litigation seeking significant damages that, if awarded, may adversely affect the financial situation of such state or issuers located in such state. It should be noted that the creditworthiness of obligations issued by local issuers may be unrelated to the creditworthiness of a state, and there is no obligation on the part of a state to make payment on such local obligations in the event of default in the absence of a specific guarantee or pledge provided by a state.

Bond ratings received on a state's general obligation bonds, if any, may be discussed below. Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's ("S&P") and/or Fitch, Inc. ("Fitch") provide an assessment/rating of the creditworthiness of an obligor. The debt rating is not a recommendation to purchase, sell, or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor. The ratings are based on information furnished by the issuer or obtained by the rating service from other sources it considers reliable. Each rating service does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances. There is no assurance that such ratings will continue for any given period of time or that they will not be revised or withdrawn entirely by any such rating agencies, if in their respective judgments, circumstances so warrant.

A revision or withdrawal of any such credit rating could have an effect on the market price of the related debt obligations. An explanation of the significance and status of such credit ratings may be obtained from the rating agencies furnishing the same. In addition, a description of Moody's, S&P's and Fitch's bond ratings is set forth in Appendix A.

The information contained below is based primarily upon information derived from state official statements, Comprehensive Annual Financial Reports, state and industry trade publications, newspaper articles, other public documents relating to securities offerings of issuers of such states, and other historically reliable sources. It is only a brief summary of the complex factors affecting the financial situation in various states. It has not been independently verified by the Funds. The Funds make no representation or warranty regarding the completeness or accuracy of such information. The market value of shares of any Fund may fluctuate due to factors such as changes in interest rates, matters affecting a particular state, or for other reasons.

Factors affecting Delaware Tax-Free Arizona Fund

Economic condition and outlook. The Arizona Department of Administration, Office of Employment and Population Statistics ("OEPS") is forecasting gradual gains in nonfarm employment in Arizona for the 2015-2016 projections time period. A total of 119,700 nonfarm jobs are forecast to be gained over the two projected years (2015 and 2016). The October 2015 seasonally adjusted unemployment rate for Arizona was 6.1% (compared with 5.0% for the U.S.). The October 2015 unadjusted preliminary unemployment rates for the Phoenix and Tucson metropolitan statistical areas were 5.2% and 5.5%, respectively.

Arizona nonfarm employment grew by 2.3% (60,300 jobs) over the year in October 2015. The Private Sector accounted for a majority of the September gains, adding 59,700 jobs. Government employment grew by 600 jobs in October. Nine of the eleven sectors reported job gains while two sectors reported losses. The sectors with the largest gains included education and health services (11,300 jobs) and professional and business services (11,200 jobs). Other gains were reported in trade, transportation and utilities (10,000 jobs), leisure and hospitality (9,400 jobs), financial activities (8,300 jobs), other services (4,800 jobs), construction (4,700 jobs), information (1,200 jobs), and government (600 jobs). Job losses were reported in natural resources and mining (-1,000 jobs) and manufacturing (-200 jobs).

Revenues and expenditures. The General Fund is the chief operating fund of the State. At June 30, 2014, unassigned fund balance of the General Fund had a deficit of $189.2 million, while total fund balance closed the year at $24.6 million.

The assets and deferred outflows of resources of the State exceeded liabilities at the close of the 2014 fiscal year by $25.7 billion (reported as net position). Of this amount, a deficit of $1.4 billion exists for unrestricted net position, $7.5 billion is restricted for specific purposes (restricted net position), and $19.6 billion is net investment in capital assets.

Debt administration. Although the State issues no general obligation debt instruments, S&P has assigned the State an issuer rating of AA (with a stable outlook) (rating verified as of Nov. 19, 2015). The Arizona Constitution provides that the State may contract debts not to exceed $350,000. This provision has been interpreted to restrict the State from pledging its credit as a sole payment for debts incurred for the operation of State government. As a result, the State pledges either dedicated revenue streams or the constructed building or equipment acquired as security for the repayment of long-term debt instruments.

The State's total long-term primary government debt decreased during the 2014 fiscal year to $10.1 billion, a decrease of $353.9 million or (3%). Changes during the year included the addition of revenue bonds, certificates of participation, and capital leases of $144.9 million, $305.8 million, and $115.8 million, respectively. Also, the State retired $281.1 million of revenue bonds and $504.1 million of certificates of participation. Included in the decrease in long-term primary government debt is a decrease in net issuance premiums of $64.2 million.

Factors affecting Delaware Tax-Free California Fund

Economic condition and outlook. California's economy, the largest among the 50 states and one of the largest in the world, has major components in high technology, trade, entertainment, agriculture, manufacturing, tourism, construction, and services. California is by far the most populous state in the nation. The July 2015 estimate of California's population is 38.9 million residents, which is 12% of the total U.S. population. During the recent recession, which officially ended in 2009, the State experienced the most significant economic downturn since the Great Depression of the 1930s. As a result, State tax revenues declined precipitously, resulting in large budget gaps and occasional cash shortfalls in the period 2008 through 2011, which were addressed largely through various spending cuts and deferrals.

California's economy continued to improve during the first several months of fiscal year 2014-15. Job gains, falling unemployment, increases in personal income, higher auto sales, and rising construction in both the residential and nonresidential markets demonstrate the continuing economic recovery. Employment gains averaged 30,000 jobs per month during the first six months of the 2015 fiscal year, and as of December 2014, nonfarm employment increased 2.3% over its June 2014 level. Job increases were spread across a wide array of industries and sectors and by December 2014, 11 of California's major metropolitan areas (representing 36% of the State's total labor market) had returned to their pre-recession job peaks. California's unemployment rate continued to fall during the first six months of the 2014-15 fiscal year; by December 2014, it had receded to 7.0% from 7.4% in June 2014.

The housing market returned to a more normal and sustainable pace as of December 2014. The stabilizing of home prices in late 2014 put home prices a moderate 3% above their prior year level as of December 2014. Although December 2014's year-over-year rise in home sales was just 0.6%, it was the first increase in nearly a year and a half. New construction activity continued to advance. On the housing front, building permits during the first six months of the 2014-15 fiscal year increased 5.7% over the total recorded during the first half of the prior fiscal year. The value of nonresidential permits gained 8.3%, with solid increases in industrial, office, retail, hotel, and building improvements.

California's real gross domestic product increased by 2.8% in 2014, and totaled $2.3 trillion at current prices, keeping California as the eighth largest economy in the world. Most sectors have experienced solid growth, with the exception of the agricultural sector. At less than 3% of the total economy, declines in the agricultural sector due to drought are expected to be offset by growth in other sectors.

Although challenged by an ongoing drought, economic and other instabilities abroad, and continuing budget pressures, the State's economy is clearly making progress on many fronts. The expected further growth in technology, health care, tourism, business and professional services, and construction all promise to deepen and broaden the State's economic expansion.

Revenues and expenditures. The economic downturn of the last few years adversely affected the State's budget situation. California's fiscal challenges were exacerbated by unprecedented levels of debts, deferrals, and budgetary obligations accumulated over the prior decade. The 2011 and 2012 Budget Acts addressed this deficit through three dollars of ongoing spending reductions for every dollar of tax increases. The 2012 Budget Act closed a projected budget gap of $15.7 billion over the two fiscal years 2011-12 and 2012-13 and projected a $948 million reserve by June 30, 2013, by enacting a total of $16.6 billion in solutions (including a combination of expenditure reductions, additional revenues, and other solutions).

The expenses of the primary government totaled $237.1 billion for the year ended June 30, 2014. The primary government's general revenues of $126.3 billion exceed net unfunded expenses by $9.7 billion, resulting in a positive net position for the first time in five years.

The two main State pension funds each face unfunded future liabilities in the tens of billions of dollars. General Fund contributions to the California Public Employees' Retirement System and California State Teachers' Retirement System are estimated to be approximately $2.9 billion and $1.9 billion, respectively for fiscal year 2015-16. In 2012, the State enacted a comprehensive pension reform package affecting State and local government, which increased the retirement age and lowered retirement benefits for most new State and local government employees hired on or after Jan. 1, 2013.

The State also provides retiree health care and dental benefits to retired State employees and their spouses and dependents (when applicable) and almost exclusively utilizes a "pay-as-you-go" funding policy. The State has an actuarial accrued liability relating to these other post-employment benefits estimated at $71.81 billion as of June 30, 2014, of which $71.77 billion is unfunded.

Current State budget. The 2015-16 budget, including the 2015 Budget Act, was enacted on June 24, 2015. The budget continues to pay down debts and liabilities and builds a healthier reserve fund as it implements the first year of Proposition 2, which directs specified revenues towards increasing reserves in the Budget Stabilization Account, the State's rainy day fund, and paying down specified debts. The California Legislative Analyst's Office ("LAO") in its November 2015 California Fiscal Outlook reported that based primarily on higher revenue estimates than were assumed in the 2015-16 Budget Act, their projections of reserve levels are much higher. The LAO now estimates that 2015-16 will end with $7.9 billion in reserves, a $3.3 billion increase over the budget act's assumptions.

Obligations of the State of California. As of July 1, 2015, the State had more than $87.0 billion of outstanding general obligation bonds and lease revenue bonds payable principally from the State's General Fund or from lease payments paid from the operating budget of the respective lessees, which operating budgets are primarily, but not exclusively, derived from the General Fund. As of July 1, 2015, there were more than $30 billion of authorized and unissued long-term voter-approved general obligation bonds which, when issued, will be payable principal from the General Fund and approximately $4.0 billion of authorized and unissued lease-revenue bonds.

Bond ratings. The State's general obligation bonds are currently rated AA- (with a stable outlook) by S&P and Aa3 by Moody's (with a stable outlook) (ratings confirmed Nov. 19, 2015). There can be no assurance that such ratings will be maintained in the future. It should be noted that the creditworthiness of obligations issued by local California issuers may be unrelated to the creditworthiness of obligations issued by the State of California, and that there is no obligation on the part of the State to make payment on such local obligations in the event of default.

Other considerations. Substantially all of California is within an active geologic region subject to major seismic activity. Northern California, in 1989, and Southern California, in 1994, experienced major earthquakes causing billions of dollars in damages. The State's and any other municipal issuers' outstanding obligations could be affected by an interruption of revenues because of damaged facilities, or, consequently, income tax deductions for casualty losses or property tax assessment reductions due to earthquakes.

Factors affecting Delaware Tax-Free Colorado Fund

Economic condition and outlook. Colorado's major economic sectors include agriculture, manufacturing, technology, tourism, energy production, and mining. Considerable economic activity is generated in support of these sectors by government, wholesale and retail trade, transportation, communications, public utilities, finance, insurance, real estate, and other services. Given the State's semiarid climate, water resource development, allocation, and conservation are ongoing issues for State management.

According to the September 2015 forecast report from the Governor's Office of State Planning and Budgeting, Colorado's economy continues to show momentum, indicating its resilience in the face of slow global growth, the contraction in the oil and gas industry, and volatility in the financial markets. Recent indicators on the underlying health of the economy are mostly positive, such as declining initial claims for unemployment insurance and solid small business employment growth. Expansion in many of the State's industries appears strong enough for the overall economy to absorb the contraction in the oil and gas industry and global economic headwinds. The economy is expected to continue growing through the forecast period, though not at the robust level experienced in 2014. Job growth for the State is forecast to be 2.8% in 2015, 0.7 percentage points less than 2014's 3.5% growth.

Colorado added 64,900 new jobs from July 2014 to July 2015, a year-over-year increase of 2.6%. The leisure and hospitality sector led job growth by adding 14,800 jobs, while most other industries experienced more modest increases. The contraction in the oil and gas industry continued to result in job losses for the sector, although recent survey data suggests that employment losses are slowing. As of July 2015, the State's 4.3% unemployment rate was the 14th-lowest in the nation. Income to farmers and ranchers has weakened due to the strong dollar and weaker crop prices.

Income to farmers and ranchers has weakened due to the strong dollar and lower crop prices.

Housing prices continue to grow as high demand outpaces the supply of homes, especially in Front Range urban areas. Higher construction costs are also contributing to the strong appreciation. Rents are increasing at similarly fast rates. These sustained strong increases in housing costs, especially in Front Range urban areas, are acting as a constraint on growth and making affordable housing a challenge for some.

Revenues and expenditures. The State's General Fund general-purpose revenues reflect the overall condition of the State economy, which showed improved growth in fiscal year 2013-14; General Fund revenues increased by $434.7 million (5.1%) from the prior year.

On the budgetary basis, total expenditures and transfers-out (excluding transfers not appropriated by department) funded from general-purpose revenues during fiscal years 2013-14 and 2012-13 were $8,463.7 million and $7,828.5 million, respectively.

The State Constitution indirectly limits the rate of spending increases and directly limits the State's ability to retain revenue in excess of the limit. Any excess must be refunded to the taxpayers unless otherwise approved by the voters. No refund was required in fiscal year 2013-14, but based on preliminary figures, Taxpayer Bill of Rights ("TABOR") revenue exceeded the Referendum C cap by $150.0 million in fiscal year 2014-15. TABOR revenue is projected to exceed the cap by $116.7 million in fiscal year 2015-16, $398.0 million in fiscal year 2016-17, and $474.5 million in fiscal year 2017-18.

Budget process. The Colorado budget process is greatly impacted by a series of State constitutional and statutory limitations, including, among other things, constitutional requirements that expenditures for any fiscal year not exceed revenues for such fiscal year and that limited the State's revenue growth to the sum of inflation plus population growth in the previous calendar year, with revenues in excess of that amount refunded to taxpayers unless voters approve otherwise.

Debt management. Under its Constitution, the State of Colorado is not permitted to issue general obligation bonds secured by the full faith and credit of the State except to fund buildings for State use, to defend the State or the U.S. (in time of war), or to provide for unforeseen revenue deficiencies.

Factors affecting Delaware Tax-Free Idaho Fund

Economic condition and outlook. According to the October forecast by the Idaho Division of Financial Management, Idaho's economy has been on the rise since the end of the recession. Many segments of the economy expanded at a fairly rapid pace during the recovery, but are expected to begin to slow to a more sustainable pace over the next few years. An important part of Idaho's economy that did not recover as quickly after the recession was the employment sector. Total nonfarm employment was stuck below the prerecession level until mid-2014. This slow recovery appears to be over and employment is beginning to expand at a pace that looks less like recovery and more like new growth. Total nonfarm payrolls are anticipated to increase by 2.7% in 2015, 2.3% in 2016, and 2.2% in 2017, 2018, and 2019. With total nonfarm payrolls in the State back above 2007 levels and unemployment below 4.0%, the economy is shifting from a slow recovery to a more traditional recovery.

The recovery in the housing market did not take a firm hold in Idaho until 2012. Housing starts grew by 56.2% in 2012 and 27.0% in 2013. The point when the supply of housing starts began to match the market demand for new homes likely occurred around 2014, when growth slowed to a 8.3% pace.

The average annual wage in Idaho increased 2.9% in 2014, which was the fastest pace since 2006. It is expected to slow to 2.1% this year, but accelerate thereafter. Real personal income in the State, which includes wages along and other income sources, grew by 3.0% in the same year, and it is expected to accelerate to 3.3% in 2015.

Approximately 85% of Idaho's nonfarm payrolls are in its nongoods-producing sectors. Nongoods-producing sectors can be subdivided into service and trade categories. Service categories make up the largest portion of the nongoods-producing payrolls, and even make up the largest portion of all nonfarm payrolls in the State of Idaho. One of every two nonfarm payroll employees in the State works in a service sector. Of the service industries in Idaho, private education and healthcare payrolls are the largest, at roughly 98,000 jobs. This industry is unique because it was the only industry in the State to weather the recession and the recovery without contracting in any quarter. Private education and healthcare payrolls are forecast to grow in each year of the forecast, ultimately reaching a level of nearly 112,000 by 2019.

The second largest of the service industry category is professional and business services. This sector's payrolls shrank by about 11% during the recession, which might have been worse if not for a series of call center openings and expansions in the State over the past few years. Payrolls in professional and business service industries were nearly 81,000 jobs in the second quarter of 2015. They are also expected to grow in each year of the forecast to an anticipated 93,400 jobs in 2019. The other portion of the nongoods-producing equation is the trade sector. It is slightly smaller than the service portion, with roughly 17% of all nonfarm payroll jobs in Idaho. The largest trade category is retail trade, which accounts for nearly three-quarters of all trade employment in the State. The other trade category is wholesale trade, which supports businesses that typically sell in larger quantities to resellers and other retailers. Total trade payrolls in Idaho are forecast to grow by an estimated 2.9% in 2015, 2.3% in both 2016 and 2017, 3.1% in 2018, and 2.8% in 2019. Service employment is anticipated to expand by 3.1% in both 2015 and 2016, 2.7% in both 2017 and 2018, and 2.4% in 2019. Total nongoods-producing payrolls are expected to grow 2.5% in 2015, 2.3% in 2016, 2.2% in 2017, 2.3% in 2018, and 2.1% in 2019.

Idaho real personal income is expected to benefit from the growth, with a predicted increase of 3.3% in 2015, 3.4% in 2016, 3.0% in 2017, and 3.1% in both 2018 and 2019.

Revenues and expenditures. The State's assets and deferred outflows of resources exceeded liabilities and deferred inflows of resources by $11.4 billion for the most recent fiscal year. The State's combined net position increased $976.6 million over the course of this fiscal year's operations. Net position of governmental activities increased $790.9 million and business-type activities net position increased $185.7 million.

At the close of the fiscal year, the State's governmental funds reported combined ending fund balances of $3.3 billion, an increase of $349.7 million in comparison with fiscal year 2013. The governmental fund balance is classified as follows: (i) nonspendable either due to its form or legal constraints such as permanent trusts: $1.5 billion (43.8%); (ii) restricted for a specific purpose either by creditors, grantors, constitutional provisions, or enabling legislation: $1.1 billion (33%); (iii) committed for specific purposes by the Legislature or for satisfying contractual requirements: $342.5 million (10.3%); (iv) assigned for a specific purpose as that intent is expressed by the Legislature or a governing body or official to whom the Legislature has delegated the authority: $55.6 million (1.6%); and (v) unassigned is the General Fund balance that has not been designated for another fund and that has not been restricted, committed, or assigned to a specific purpose within the General Fund: $374.5 million (11.3%).

Debt management. The State of Idaho has no outstanding general obligation bond debt. The State Code authorizes the State Treasurer, on approval of the State Board of Examiners, to borrow money in anticipation of current-year tax receipts. General Fund revenues are received in relatively uneven amounts throughout the fiscal year. The State uses external tax anticipation notes to cover the shortfall between General Fund revenues and disbursements during the year. Each note when duly issued is a valid and binding obligation of the State of Idaho, backed by the full faith and credit of the State of Idaho. At fiscal year end 2013, the State's long-term debt had increased $31.9 million from the prior year to $1,393.1 million, comprised of $779.9 million in government activities and $613.2 million in business-type activities.

Bond ratings. Although the State has no general obligation debt outstanding, Moody's has assigned the State an issuer rating of Aa1 (with a stable outlook) (rating confirmed as of Nov. 19, 2015). There can be no assurance that such rating will be maintained in the future. It should be noted that the creditworthiness of obligations issued by local Idaho issuers may be unrelated to the creditworthiness of obligations, including tax anticipation notes, issued by the State of Idaho, and that there is no obligation on the part of the State to make payment on such local obligations in the event of default.

Factors affecting the Delaware Tax-Free Minnesota Funds

Economic condition and outlook. In its Feb. 2015 forecast, Minnesota's Office of Management and Budget ("MMB") reported that Minnesota's economy continues to make steady progress. Minnesota's labor market tightened up considerably in 2014. Steady job growth has helped push Minnesota's unemployment rate down more than a full percentage point in the past year, to 3.6% in Dec., a full two percentage points less than the nation. This surpasses the low point (3.9%) of the previous 2002-2007 economic expansion. Minnesota's Department of Employment and Economic Development ("DEED") reports unemployment has fallen across age, gender, and racial cohorts. The number of officially long-term unemployed (6 months or longer) is less than half what it was in mid-2010, and the rate of involuntary part-time employment has fallen sharply as well.

The State's housing recovery has been disappointing in part due to unexpectedly slow household formation. Moreover, Minnesota's labor force growth remains very weak and wage growth continues to be modest, despite the tightening job market.

According to the employer survey released by DEED, the State added 44,000 net new jobs, or 1.6%, in 2014 (measured fourth quarter to fourth quarter), less than the national rate of 2.1%. The private sector added almost 41,000 jobs, or 1.7%, short of the national rate of 2.5%. Minnesota's employment gains continue to be broad based, particularly in healthcare, professional and business services, and the goods-producing sector, where construction and manufacturing are recovering at a strong pace. Strength in Minnesota factories has been led by manufacturers of fabricated metal products, transportation equipment, and food.

Budget process. Minnesota operates on a two-year budget cycle (a biennium). The current biennium began on July 1, 2015 and will end on June 30, 2017. The enacted budget included increased net General Fund revenues of $132 million and appropriated an additional $705 million over the February 2015 Forecast base spending amount; changes were not made to the reserves. After accounting for all revenue and expenditure changes enacted for the current biennium, the General Fund balance at the end of the biennium is estimated to be $865 million.

Revenues and expenditures. The assets of the State exceeded liabilities at June 30, 2014, by $17.7 billion (presented as net position). Of this amount, a deficit of $2.5 billion was reported as unrestricted net position. At the end of the current fiscal year, governmental funds reported a combined ending fund balance of $7.8 billion, an increase of $2.0 billion compared to the prior year. Included in the ending fund balance is a General Fund unassigned balance of $505 million.

Debt management. The State debt management policy currently has three guidelines: 1) total tax-supported principal outstanding shall be 3.25% or less of total State personal income; 2) total amount of principal (both issued, and authorized but unissued) for State general obligations, State moral obligations, equipment capital leases, and real estate capital leases are not to exceed 6% of State personal income; and 3) 40.0% of general obligation debt shall be due within five years and 70% within 10 years, if consistent with the useful life of the financial assets and/or market conditions. As of Nov. 30, 2015, total tax supported debt was 2.90% of estimated State personal income and total principal (issued, and authorized but unissued) was 3.90% of estimated State personal income. As of June 30, 2015, 40.3% of the State's general obligation bonds were scheduled to mature within five years and 71.0% were scheduled to mature within 10 years.

The State's total long-term liabilities increased by $981 million (10.4%) during the 2014 fiscal year. The increase is primarily a result of the State issuing general obligation bonds for trunk highway projects and other various State purposes. In addition, the State issued State General Fund appropriation bonds for the State and the City of Minneapolis shares of the Minnesota Sports Facilities Authority's professional football stadium project.

Bond ratings. Moody's rates Minnesota's general obligation bonds Aa1 (with a stable outlook) and S&P rates the State's general obligation at AA+ (with a positive outlook) (ratings confirmed as of Nov. 19, 2015 and Nov. 23, 2015, respectively). There can be no assurance that such ratings will be maintained in the future. It should be noted that the creditworthiness of obligations issued by local Minnesota issuers may be unrelated to the creditworthiness of obligations issued by the State of Minnesota, and that there is no obligation on the part of the State to make payment on such local obligations in the event of default.

Factors affecting Delaware Tax-Free New York Fund

Economic condition and outlook. New York is the fourth most populous state in the nation and has a relatively high level of personal wealth. The State's economy is diverse, with a comparatively large share of the nation's financial activities, information, education, and health services employment, and a very small share of the nation's farming and mining activity. In 2014, the nation's real Gross Domestic Product ("GDP") grew by 2.4%, the fastest pace in four years. In comparison, New York's real GDP grew by a slightly more robust 2.5%, ranking its economic growth 13th among the 50 states. This growth was primarily driven by strong economic growth in New York City and its surrounding suburbs. Along with this stronger economic growth, there was strong job growth, with both the nation and New York realizing the highest rate of job growth since 2000. Although economic growth in New York slightly exceeded that of the nation in 2014, job growth in New York lagged slightly behind national job growth. Employment in New York reached its highest-ever level of nearly 9.1 million jobs on an annual average basis. Similar to economic growth, most of the job gains were concentrated in New York City and Long Island. While some upstate metropolitan areas, such as Ithaca, Albany, Rochester, and Buffalo experienced job growth, others, such as Binghamton, Syracuse, and Utica-Rome, were still struggling with job losses.

The securities industry in New York City, with its high-paid jobs, large bonuses and strong corporate profits, is an important contributor to the State's revenues and has a significant impact on the downstate economy. In fiscal year 2013-14, the Office of the State Comptroller estimated that activities related to the securities industry contributed 19% of the State's tax revenues (from personal income and corporate Article 9A tax payments). In fiscal year 2014-15, the State also benefited from more than $4.9 billion in legal settlements from financial firms, stemming from violations of New York State banking and insurance laws.

General government results. An operating surplus of $6.6 billion is reported in the General Fund for the fiscal year ended March 31, 2015. As a result, the General Fund now has an accumulated fund balance of $6.1 billion. The State completed its fiscal year ended March 31, 2015 with a combined Governmental Funds operating surplus of $6.5 billion as compared to a combined Governmental Funds operating surplus in the preceding fiscal year of $1.2 billion. The combined operating surplus of $6.5 billion for the fiscal year ended March 31, 2015 included an operating surplus in the General Fund of $6.6 billion, in the Federal Special Revenue Fund of $3 million, in the General Debt Service Fund of $192 million and an operating deficit in Other Governmental Funds of $355 million.

State budgetary outlook. The Division of the Budget of the State of New York ("DOB") projects that the State will end fiscal year 2016 with a General Fund cash balance of $3.9 billion, a decrease of $3.4 billion from the fiscal year 2015 closing balance. General Fund disbursements, including transfers to other funds, are expected to total $72.1 billion in fiscal year 2016, an increase of $9.3 billion (14.7%) from fiscal year 2015 spending levels. The increase includes one-time extraordinary transfers of $4.55 billion in monetary settlement receipts from the General Fund to the Dedicated Infrastructure Investment Fund, and $850 million to finance the fiscal year 2016 cost of a multi-year settlement agreement for the resolution of the Federal Office for People with Developmental Disabilities disallowance. DOB estimates that spending in State Operating Funds will grow at 2.0% in fiscal year 2016, consistent with the State's 2% spending benchmark adopted in fiscal year 2012.

In recent years, New York has sustained damage from three powerful storms that crippled entire regions. In August 2011, Hurricane Irene disrupted power and caused extensive flooding to various New York State counties. In September 2011, Tropical Storm Lee caused flooding in additional New York State counties and, in some cases, exacerbated the damage caused by Hurricane Irene two weeks earlier. Little more than one year later, on Oct. 29, 2012, Superstorm Sandy struck the East Coast, causing widespread infrastructure damage and economic losses to the greater New York region. The frequency and intensity of these storms presents economic and financial risks to the State. Reimbursement claims for costs of the immediate response are being processed, and both recovery and future mitigation efforts have begun, largely supported by Federal funds. In January 2013, the Federal government approved approximately $60 billion in Federal disaster aid for general recovery, rebuilding, and mitigation activity nationwide. It is anticipated that New York State, the Metropolitan Transit Authority, and New York State localities may receive approximately one-half of this amount over the coming years for response.

Debt and other financing activities. The State's debt levels are typically measured by the DOB using two categories: State supported debt and State-related debt. State-supported debt represents obligations of the State that are paid from traditional State resources (i.e., tax revenue) and have a budgetary impact. It includes general obligation debt, to which the full faith and credit of the State has been pledged, and lease-purchase and contractual obligations of public authorities and municipalities, where the State's legal obligation to make payments to those public authorities and municipalities is subject to and paid from annual appropriations made by the Legislature. These include the State Personal Income Tax ("PIT") Revenue Bond Program and the New York Local Government Assistance Program bonds. The State reports that it has never defaulted on any of its general obligation indebtedness, PIT Revenue Bonds, Sales Tax Revenue Bonds or its obligations under lease purchase or contractual obligation financing arrangements. At March 31, 2015, the State had $3.018 billion in general obligation bonds outstanding. The total amount of general obligation bonds authorized but not issued at March 31, 2015 was $2.7 billion. At March 31, 2015, the State had $57.4 billion in bonds, notes, and other financing agreements outstanding compared with $58.3 billion in the prior year, a decrease of $932 million.

New York City (the "City"). The fiscal demands on New York may be affected by the fiscal condition of the City, which relies in part on State aid to balance its budget and meet its cash requirements. It is also possible that the State's finances may be affected by the ability of the City, and its related issuers, to market securities successfully in the public credit markets.

The City, with a population of approximately 8,500,000 is the most populous city in the U.S. Its non-manufacturing economy is broadly based, with the banking and securities, insurance, information, publishing, fashion design, retailing and education and health care industries accounting for a significant portion of the City's total employment earnings. Additionally, the City is a leading tourist destination. Manufacturing activity in the City is conducted primarily in apparel and printing. From 2009 to 2014, the City added 430,800 private sector jobs (growth of 14%). As of June 2015, total employment in the City was 4,219,500 compared to 4,105,000 in June 2014, an increase of 2.79%. As of June 2015, the total unemployment rate in the City was 5.7%, compared to 7.2% in June 2014.

The City had General Fund surpluses of $3.70 billion, $2.01 billion, and $2.81 billion before certain expenditures and transfers (discretionary and other) for fiscal years 2015, 2014, and 2013, respectively. For the fiscal years 2015, 2014, and 2013, the General Fund surplus was $5 million after expenditures and transfers (discretionary and other).

Bond ratings. The State's general obligation bonds are rated AA+ (with a stable outlook) by S&P and Aa1 (with a stable outlook) by Moody's (ratings confirmed as of Nov. 19, 2015). There can be no assurance that such ratings will be maintained in the future. It should be noted that the creditworthiness of obligations issued by local New York issuers may be unrelated to the creditworthiness of obligations issued by the State of New York, and that there is no obligation on the part of the State to make payment on such local obligations in the event of default.

Factors affecting Delaware Tax-Free Pennsylvania Fund

Economic condition and outlook. The Commonwealth of Pennsylvania is one of the most populous states, ranking sixth behind California, Texas, Florida, New York, and Illinois. Pennsylvania is an established state with a diversified economy. Pennsylvania had been historically identified as a heavy industrial state. That reputation has changed over the last 30 years as the coal, steel, and railroad industries declined. The Commonwealth's business environment readjusted with a more diversified economic base. This economic readjustment was a direct result of a long-term shift in jobs, investment, and workers away from the northeast part of the nation. Currently, the major sources of growth in Pennsylvania are in the service sector, including trade, medical, health services, education, and financial institutions.

Pennsylvania's agricultural industries remain an important component of the Commonwealth's economic structure, accounting for more than $7.3 billion in crop and livestock products annually. In 2014, agribusiness and food related industries reached export sales surpassing $1.3 billion in economic activity. Over 59,000 farms form the backbone of the state's agricultural economy. Farmland in Pennsylvania includes over four million acres of harvested cropland and three million acres of pasture and farm woodlands — nearly one-third of the Commonwealth's total land area. Agricultural diversity in the Commonwealth is demonstrated by the fact that Pennsylvania ranks among the top 10 states in the production of a variety of agricultural products.

Nonagricultural employment in Pennsylvania over the 10 years ending in 2014 increased at an average annual rate of 0.2% compared with an increase 0.3% rate for the Middle Atlantic region and 0.3% rate for the U.S.

Nonmanufacturing employment in Pennsylvania has increased in recent years and reached 90.3% of total employment by 2014. Consequently, manufacturing employment constitutes a diminished share of total employment within the Commonwealth. Manufacturing, contributing 9.7% of 2014 non-agricultural employment, has fallen behind the services sector, the trade sector, and the government sector as the 4th largest single source of employment within the Commonwealth. In 2014, the services sector accounted for 49.4% of all nonagricultural employment while the trade sector accounted for 14.7%.

Pennsylvania's annual average unemployment rate was equivalent to the national average throughout the 2000's. Slower economic growth caused the unemployment rate in the Commonwealth to rise to 8.5% in 2010 compared to 4.4% annual unemployment rate in 2007. As of March 2015 Pennsylvania had a seasonally adjusted annual unemployment rate of 5.3%.

State budget. The state Constitution provides that operating budget appropriations shall not exceed the actual and estimated revenues and unappropriated surplus available in the fiscal year for which funds are appropriated.

Revenues and expenditures. The General Fund, the Commonwealth's largest operating fund, receives all tax revenues, nontax revenues, and federal grants and entitlements that are not specified by law to be deposited elsewhere. The majority of the Commonwealth's operating and administrative expenses are payable from the General Fund. Debt service on all bonded indebtedness of the Commonwealth, except that issued for highway purposes or for the benefit of other special revenue funds, is payable from the General Fund.

Legislation enacted with the adoption of the fiscal year 2003 budget abolished the Tax Stabilization Reserve Fund and transferred its balance of $1,038 million to the General Fund. Balances in the Budget Stabilization Reserve Fund are to be used only when emergencies involving the health, safety, or welfare of the residents of the Commonwealth or downturns in the economy resulting in significant unanticipated revenue shortfalls cannot be dealt with through the normal budget process. As of June 2014, the Commonwealth had an approximate $230,000 balance in the Budget Stabilization Reserve Fund.

During the five-year period from fiscal year 2010 through fiscal year 2014, total revenues and other sources increased by an average of 0.7% annually. Tax revenues during this same period increased by an annual average of 3.0%. Intergovernmental revenues have declined from the peak in 2011 as the phase-out of Federal ARRA grants occurred. Expenditures and other uses during the fiscal years 2010 through 2014 rose at an average annual rate of 1.6%.

The subdued level of economic recovery from the most recent national recession continued to impact the Commonwealth's revenue receipts during fiscal year 2014. General Fund revenues of the Commonwealth were below the certified estimate by $508.7 million or 1.7% during fiscal year 2014. Final Commonwealth General Fund revenues for the fiscal year totaled $28,607.1 million. Total fiscal year 2014 revenues, net of reserves for tax refunds and including public health and human services assessments, totaled $28,087.3 million. Total expenditures, net of appropriation lapses and including public health and human services assessments and expenditures from additional sources, were $28,395.4 million. After accounting for a positive fiscal year 2014 beginning balance of $546.9 million, the Commonwealth ended fiscal year 2014 with an unappropriated surplus balance of $80.6 million.

Commonwealth General Fund appropriations for fiscal year 2014 totaled $28,395.0 million, an increase of $678.1 million or 2.4% from fiscal year 2013 levels. The ending unappropriated balance was $80.6 million for fiscal year 2014. Again in June 2014, the statutory transfer of 25% of the Commonwealth's unappropriated balance was suspended for one year.

The Commonwealth has entered into an agreement with the Pennsylvania Treasury Department which allows the Commonwealth to engage in short-term borrowing of governmental monies on deposit with the Treasury to fund General Fund expenses within the fiscal year (the "STIP Facility"). The Commonwealth drew $1.5 billion in cash in fiscal year 2014 to meet funding needs, and in fiscal year 2015 drew $1.5 billion. As of March 27, 2015, the Commonwealth repaid its entire $1.5 billion balance drawn in fiscal year 2015 pursuant to the STIP Facility and did not anticipate borrowing for short-term working capital purposes for the remainder of fiscal year 2015. All STIP Facility borrowings are repaid with interest within the fiscal year.

The fiscal year 2015 budget included a projected increase in Commonwealth tax revenues, prior to reserves for tax refunds, of 3.5% over fiscal year 2014 revenue. The rate of growth was based upon a projection as of June 2014 that State economic growth would rebound from the lower level experienced during fiscal year 2014. The enacted fiscal year 2015 budget increased expenditures by 1.5% on a year-over-year basis. The enacted fiscal year 2015 budget included approximately $2 billion in one-time gap closing options that were used to balance the budget; these one-time options are not available to help balance subsequent budgets. The majority of the options used were extraordinary lapses of existing appropriations ($417 million), transfers from special funds into funds requiring additional funding ($333 million), payment delays ($394 million) and shifting costs to non-recurring sources in future fiscal years ($503 million). The projected fiscal year 2015 ending General Fund balance as of the Dec. 2014 mid-year briefing was estimated to be $1 million.

As of Nov. 20, 2015, the budget for the fiscal year July 1, 2015 through July 31, 2016 budget for the Commonwealth had not been enacted. It cannot be predicted when the budget impasse between the Governor and the Legislature will be resolved or whether all or what portion of the Governor's fiscal year 2016 budget proposal will be included in the fiscal year 2016 budget as finally enacted or at what date such budget will be enacted. The impact of that event, including any potential adverse effects, on the Commonwealth will have to be assessed at that time.

Debt management. The Commonwealth is permitted by its Constitution to incur the following types of debt: (i) debt to suppress insurrection or rehabilitate areas affected by disaster, (ii) electorate-approved debt, (iii) debt for capital projects subject to an aggregate debt limit of 1.75 times the annual average tax revenues of the preceding five fiscal years, and (iv) tax anticipation notes payable in the fiscal year of issuance. All debt, except debt incurred through the issuance of tax anticipation notes must be amortized in substantial and regular amounts.

Debt service on Commonwealth general obligation debt is paid from appropriations out of the General Fund, except for debt issued for highway purposes, which is paid from Motor License Fund appropriations. Net outstanding general obligation debt totaled $11,390.2 million at June 30, 2014, an increase of $529.8 million from June 30, 2013. Over the 10-year period ended June 30, 2014, total net outstanding general obligation debt increased at an annual rate of 5.2%. Within the most recent 5-year period, in such period outstanding general obligation debt has increased at an annual rate of 5.6%.

Government authorities and other organizations. Certain state-created organizations have statutory authorization to issue debt for which state appropriations to pay debt service thereon are not required. The debt of these organizations is funded by assets of, or revenues derived from, the various projects financed and is not a statutory or moral obligation of the Commonwealth. However, some of these organizations are indirectly dependent upon Commonwealth operating appropriations. In addition, the Commonwealth may choose to take action to financially assist these organizations.

Moral obligations. The Pennsylvania Housing Finance Agency ("PHFA") is a state-created agency that provides financing for housing for lower and moderate income families in the Commonwealth. According to PHFA, as of Dec. 31, 2014, PHFA had $3,203.2 million of revenue bonds outstanding.

Other Commonwealth obligations. The Commonwealth also has obligations with respect to, the bonds and debt obligations of, among other things, (i) the Commonwealth Financing Authority, which is authorized to issue limited obligation revenue bonds and other types of limited obligation revenue financing for the purposes of promoting the health, safety, employment, business opportunities, economic activity and general welfare of the Commonwealth and its citizens through loans, grants, guarantees, leases, lines and letters of credit and other financing arrangements to benefit both for-profit and non-profit entities, (ii) the Sports and Exhibition Authority of Pittsburgh and Allegheny County in connection with the construction and operation of the Pittsburgh Arena, a multi-purpose arena, to serve as the home of the Pittsburgh Penguins, a hockey team in the National Hockey League, and (iii) the Pennsylvania Convention Center located in Philadelphia, Pennsylvania and the expansion thereto.

Pension and retirement systems. The Commonwealth maintains contributory benefit pension plans covering all state employees, public school employees and employees of certain state-related organizations. State employees and employees of certain state related organizations are members of the State Employees' Retirement System ("SERS"). Public school employees are members of the Public School Employees' Retirement System ("PSERS"). With certain exceptions, membership in the applicable retirement system is mandatory for covered employees. As of Dec. 31, 2013, the unfunded actuarial accrued liability or SERS was $17,900 million. As of June 30, 2013, the unfunded actuarial accrued liability of PSERS was $32,599 million.

In addition to a defined benefit pension plan for state employees and employees of certain state-related organizations, the Commonwealth also provides health care plans for its eligible retirees and their qualifying dependents. These and similar plans are commonly referred to as "other post-employment benefits" or "OPEBs." The Commonwealth provides OPEBs under two plans. The Retired Pennsylvania State Police Program provides collectively bargained benefits to retired state enlisted members and their dependents. The Retired Employee Health Program provides Commonwealth-determined benefits to other retired state employees and their dependents.

City of Philadelphia— PICA. The Pennsylvania Intergovernmental Cooperation Authority ("PICA") was created by Commonwealth legislation in 1991 to assist the City of Philadelphia, the Commonwealth's largest city, in remedying its fiscal emergencies. PICA is authorized to provide assistance through the issuance of funding debt and to make factual findings and recommendations to Philadelphia concerning its budgetary and fiscal affairs. This financial assistance has included grants used by the City for defeasance of certain City general obligation bonds, funding of capital projects and the liquidation of the cumulative general fund balance deficit of the City of Philadelphia as of June 30, 1992, of $224.9 million.

No further bonds may be issued by PICA for the purpose of either financing capital projects or a deficit, as the authority for such bond issuance expired Dec. 31, 1994. PICA's authority to issue debt for the purpose of financing a cash flow deficit expired on Dec. 31, 1995. Its ability to refund existing outstanding debt is unrestricted. PICA had $365.6 million in special tax revenue bonds outstanding as of June 30, 2014. Neither the taxing power nor the credit of the Commonwealth is pledged to pay debt service on PICA's bonds.

Bond ratings. The State's general obligation bonds were downgraded in 2014 and are rated AA- (with a stable outlook) by S&P and Aa3 (with a negative outlook) by Moody's (ratings confirmed as of Nov. 19, 2015). There can be no assurance that such ratings will be maintained in the future. It should be noted that the creditworthiness of obligations issued by local Pennsylvania issuers may be unrelated to the creditworthiness of obligations issued by the Commonwealth of Pennsylvania, and that there is no obligation on the part of the Commonwealth to make payment on such local obligations in the event of default.

Factors affecting Puerto Rico

Puerto Rico economy. Puerto Rico's economy entered a recession in the fourth quarter of fiscal year 2006. The Commonwealth's gross national product ("GNP") contracted (in real terms) every fiscal year between 2007 and 2014, with the exception of fiscal year 2012. The lower rate of GNP decline after fiscal year 2011 is due in large part to the large amount of stimuli and deficit spending injected into the Puerto Rico economy during the period (e.g. $7.1 billion in federal funds through the American Recovery and Reinvestment Act, $500 million in local stimulus funded by the Puerto Rico Sales Tax Financing Corporation ("COFINA") bond proceeds in 2009 and 2010, and $706 million in corporate and individual income tax cuts (later modified due to resulting revenue shortfalls)). The atypical growth in fiscal year 2012 (0.5%) was partially due to the effects of the different fiscal stimuli mentioned above. According to the Puerto Rico Planning Board's most recent figures, released in May of 2015, Puerto Rico's real gross national product for fiscal years 2013 and 2014 decreased by 0.2% and 0.9%, respectively.

The economy of Puerto Rico is closely linked to the U.S. economy as most of the external factors that affect the Puerto Rico economy are determined by the policies and performance of the U.S. mainland economy. These factors include exports, direct investment, the amount of federal transfer payments, interest rates, inflation rate and tourist expenditures. During fiscal year 2014, approximately 71.8% of Puerto Rico's exports went to the U.S. mainland, which was also the source of approximately 47.2% of Puerto Rico's imports.

From fiscal year 2009 to fiscal year 2013, the manufacturing and service sectors generated the largest portion of gross domestic product. The manufacturing sector has undergone fundamental changes over the years as a result of increased emphasis on higher wage, high technology industries, such as pharmaceuticals, biotechnology, computers, professional and scientific instruments, and certain high technology machinery and equipment. Most of Puerto Rico's manufacturing output is shipped to the U.S. mainland, which is also the principal source of semi-finished manufactured articles on which further manufacturing operations are performed in Puerto Rico.

Manufacturing is the largest sector of the Puerto Rico economy in terms of gross domestic product. Puerto Rico Planning Board figures show that in fiscal year 2014 manufacturing generated $49.3 billion, or 47.6%, of gross domestic product. Total employment in the manufacturing sector decreased by 84,066 from fiscal year 1996 to fiscal year 2015, and by 42,825 from fiscal year 2005 to fiscal year 2015. During the period from 2010 through 2015, manufacturing employment decreased by a total of 15.7%. For fiscal year 2015, average employment in the sector declined by 1,000 jobs, or 1.3%, compared to the previous year. Given that this sector pays the highest wages, on average, in Puerto Rico, its general downturn has represented a major difficulty for restoring growth for the whole economy. There are several reasons that could explain this sector's job shrinkage: the completion of the phase-out of Section 936 of the Internal Revenue Code, the net loss of patents on certain pharmaceutical products, the escalation of manufacturing production costs (particularly electricity), the increased use of job outsourcing, and the increase of global competition.

Puerto Rico has experienced mixed results in the service sector, which includes wholesale and retail trade, utilities, transportation and warehousing, information, finance and insurance, real estate and rental, and certain other areas such as scientific, technical, management, administrative, support, educational, health care, social, recreational, accommodation, food, and other services. This sector has expanded in terms of income over the past decade.

According to the Puerto Rico Department of Labor and Human Resources Household Survey, the number of persons employed in Puerto Rico during fiscal year 2015 averaged 990,113, a decrease of 0.5% when compared to the previous fiscal year; and the unemployment rate averaged 13.0%, as compared to the 14.3% it reached during fiscal year 2014.

Debt, and revenues and expenditures. The Constitution of Puerto Rico limits the amount of general obligation (full faith and credit) debt that can be issued or guaranteed by the Commonwealth to 15% or less of the average annual internal revenues of the Commonwealth for the two preceding fiscal years. Direct debt of the Commonwealth is supported by Commonwealth taxes. Debt of municipalities of the Commonwealth, other than bond anticipation notes, is supported by real and personal property taxes and municipal license taxes. Debt of public corporations is generally supported by the revenues of such corporations from rates charged for services or products. However, certain debt of public corporations is supported in whole or in part, directly or indirectly, by Commonwealth appropriations or taxes.

As of Sept. 30, 2015, the Commonwealth had outstanding a total of $22.764 billion aggregate principal amount of bonds and notes issued or guaranteed by the Commonwealth or payable directly from General Fund appropriations, equivalent to approximately 33% of the Commonwealth's gross national product for fiscal year 2014 ($69.202 billion - preliminary). Debt service for fiscal year 2016 on these bonds and notes payable from the General Fund ($1.963 billion) represents approximately 20% of the General Fund budget for fiscal year 2016 ($9.800 billion).

The General Fund is the chief operating fund of the Commonwealth. For more than a decade, the Commonwealth has experienced significant General Fund budget deficits. These deficits, including the payment of a portion of the Commonwealth's debt service obligations, have been covered primarily with the net proceeds of bonds issued by COFINA and Commonwealth general obligation bonds, with interim financings provided by the GDB and, in some cases, with extraordinary onetime revenue measures or expense adjustment measures. The Commonwealth expects that its ability to finance future budget deficits will be severely limited.

The difference between General Fund operating revenues and operating expenses for fiscal year 2013 was $807 million. The difference between total General Fund resources and total expenditures was $1.353 billion. This amount was funded by (i) $775 million of general obligation and Puerto Rico Public Buildings Authority debt service refunding, (ii) a $332 million debt issuance from COFINA, (iii) a short term line of credit with GDB of $98 million, and (iv) $148 million in cash management measures.

On Oct. 30, 2015 the Commonwealth filed with the Municipal Securities Rulemaking Board's Electronic Municipal Market Access a notice that the Commonwealth would not file its audited financial statements for fiscal year 2014 by October 31, 2015, as had been previously announced by the Commonwealth. The Commonwealth cannot provide an estimate at this time of when it will be able to complete and file its audited financial statements.

The fiscal year 2016 General Fund budget provided for revenues and expenditures of $9.800 billion, which is $235 million higher than the budget for fiscal year 2015. The principal reasons for the increase in expenditures are (i) a 30% increase in debt service payments, from $1.138 billion in fiscal year 2015 to $1.475† billion in fiscal year 2016; and (ii) a 16% increase in special pension contributions, from $560 million in fiscal year 2015 to $652 million in fiscal year 2016. These increases were partially offset by reductions in payroll expenses of $72 million, in other operating expenses of $63 million and $43 million in the Puerto Rico Integrated Transport Authority ("PRITA"). The principal changes in the fiscal year 2016 budgeted General Fund revenues compared to preliminary fiscal year 2015 revenues are (i) an increase of $1.1 billion in sales and use tax, resulting from the increase in the SUT tax rate and an increase of $55 million in corporate income taxes, which are partially offset by (ii) a decrease in individual income taxes of $160 million, and a decrease in Act 154 excise tax revenues of $37 million. In October 2015, the Puerto Rico Treasury Department revised its revenue estimate for fiscal year 2016 from $9.8 billion to $9.446 billion. This revision was made after taking into consideration (i) the actual revenues for the fourth quarter of fiscal year 2015, (ii) the preliminary revenues for the first quarter of fiscal year 2016, (iii) the projected effect on revenues of legislation enacted since the beginning of the current fiscal year, and (iv) other general economic factors.

The Commonwealth's high level of debt and the resulting required allocation of revenues to service this debt have contributed to significant budget deficits during the past several years, which deficits the Commonwealth has been required to finance, further increasing the amount of its debt. More recently, the Commonwealth's high level of debt, among other factors, has adversely affected its credit ratings and its ability to obtain financing at favorable interest rates. The Commonwealth expects that its ability to finance future budget deficits will be severely limited, and, therefore, that it will be required to reduce the amount of resources that fund other important governmental programs and services in order to balance its budget and continue honoring its obligations.

On June 28, 2014, the Commonwealth enacted the Puerto Rico Public Corporation Debt Enforcement and Recovery Act (the "Recovery Act"). Prior to the enactment of the Recovery Act, there was no Commonwealth statute providing an orderly recovery regime for public corporations experiencing financial difficulties. At the same time, Chapters 9 and 11 of the U.S. Bankruptcy Code are generally inapplicable to public corporations that are governmental instrumentalities of the Commonwealth. Thus, the Recovery Act was intended to fill this statutory gap and provide for an orderly legal process governing the enforcement and restructuring of the debts and other obligations of certain public corporations of the Commonwealth.

The purpose of the Recovery Act is to create a legal framework that: (i) allows certain public corporations to adjust their debts in a manner that protects the interests of all affected creditors; (ii) provides procedures for the orderly enforcement and restructuring of the debts and obligations of eligible public corporations in a manner that is consistent with the U.S. and Commonwealth Constitutions; and (iii) maximizes the return to such public corporation's stakeholders. The Recovery Act does not apply to the Commonwealth. It applies solely to certain public corporations. The Recovery Act establishes two types of processes to adjust a public corporation's obligations. These two processes are designed to work together either concurrently or sequentially.

On June 28, 2014, certain holders of bonds issued by the Puerto Rico Electric Power Authority ("PREPA") filed a lawsuit in the U.S. District Court for the District of Puerto Rico ("District Court") seeking a declaratory judgment that the Recovery Act violates multiple provisions of the U.S. Constitution. The complaint alleges that the Recovery Act is a law dealing with "bankruptcy matters" and that the Commonwealth is precluded by the U.S. Constitution from enacting this law since only the U.S. Congress can do so under the "bankruptcy clause" of the U.S. Constitution. The complaint further alleges that certain provisions of the Recovery Act, if enforced, would violate several provisions of the U.S. Constitution because they would constitute an unconstitutional impairment of the contract between PREPA and its bondholders or a "taking" of the bondholders' property without just compensation. On July 22, 2014, an investment manager, on behalf of investment funds which purportedly hold bonds issued by PREPA, filed another lawsuit in the District Court seeking a declaratory judgment that the Recovery Act violates the bankruptcy clause of the U.S. Constitution and other provisions of the U.S. and Commonwealth Constitutions, asserting similar arguments as the first complaint. On Aug. 20, 2014, the District Court issued an order consolidating both actions.

On Feb. 6, 2015, the United States District Court for the District of Puerto Rico issued an opinion and order declaring the Recovery Act unconstitutional and stating that it was preempted by the United States Bankruptcy Code. The Commonwealth filed an expedited appeal before the United States Court of Appeals for the First Circuit. On July 6, 2016, a three-judge panel of the Court of Appeals upheld the judgment of the District Court holding that the Recovery Act is unconstitutional. On Aug. 21, 2015 the Commonwealth filed a petition for a writ of certiorari before the United States Supreme Court. The writ was granted on Dec. 5, 2015.

The Commonwealth is in the midst of a profound fiscal crisis. Despite various measures that have been undertaken by the current and previous administrations to grow the economy, reduce government expenses, and increase revenues the Commonwealth's economy continues to shrink and the Commonwealth has been unable to achieve a balanced budget. On June 29, 2015, Governor García Padilla announced that the Commonwealth had no choice but to seek to renegotiate its debt with the goal of achieving a more sustainable debt service, and that if it was unable to do so the Commonwealth could default on its debt.

The Commonwealth's liquidity was severely affected during fiscal year 2015 and remains extremely limited, primarily as a result of the Commonwealth's inability to access external sources of financing. As a result, the Commonwealth has not been able to meet all its obligations on a timely manner, and has been prioritizing payments relating to essential government services and payroll.

Bond ratings. In February 2014 Puerto Rico's general obligation bonds were downgraded to non-investment grade or "junk" status by Moody's and S&P. In July 2014 Moody's and S&P further downgraded their Puerto Rico general obligation ratings following the enactment of the Recovery Act. Following multiple further downgrades in 2015 the Commonwealth's outstanding general obligation bonds are now rated Caa3 (with a negative outlook) by Moody's and CC (with a negative outlook) by S&P (ratings confirmed as of Nov. 19, 2015 and Nov. 23, 2015, respectively). Any explanation concerning the significance of such ratings must be obtained from the rating agencies. There is no assurance that any ratings will continue for any period of time or that they will not be revised or withdrawn. It should be noted that the creditworthiness of obligations issued by local Puerto Rican issuers may be unrelated to the creditworthiness of obligations issued by the Commonwealth of Puerto Rico, and there is no obligation on the part of the Commonwealth to make payment on such local obligations in the event of default.

PART C
(Voyageur Intermediate Tax Free Funds)
File Nos. 002-99266/811-04364
Post-Effective Amendment No. 53

OTHER INFORMATION

Item 28.	Exhibits. The following exhibits are incorporated by reference to the Registrant’s previously filed documents indicated below, except as noted:

	(a)	Articles of Incorporation.

		(1)	Executed Agreement and Declaration of Trust (December 17, 1998) incorporated into this filing by reference to Post-Effective Amendment No. 29 filed August 16, 1999.

			(i)	Executed Certificate of Amendment (November 15, 2006) to the Agreement and Declaration of Trust incorporated into this filing by reference to Post-Effective Amendment No. 39 filed December 28, 2007.

			(ii)	Executed Certificate of Amendment (February 26, 2009) to the Agreement and Declaration of Trust incorporated into this filing by reference to Post-Effective Amendment No. 41 filed December 29, 2009 (Accession No. 0001450791-09- 000082).

			(iii)	Executed Certificate of Amendment (August 18, 2009) to the Agreement and Declaration of Trust incorporated into this filing by reference to Post-Effective Amendment No. 41 filed December 29, 2009 (Accession No. 0001450791-09- 000082).

			(iv)	Executed Certificate of Amendment (May 21, 2015) to the Agreement and Declaration of Trust attached as Exhibit No. EX-99.a.1.iv.

		(2)	Executed Certificate of Trust (December 17, 1998) incorporated into this filing by reference to Post-Effective Amendment No. 29 filed August 16, 1999.

	(b)	By-Laws. Amended and Restated By-Laws (April 1, 2015) attached as Exhibit No. EX-99.b.

	(c)	Instruments Defining Rights of Security Holders. None other than those contained in Exhibits (a) and (b).

	(d)	Investment Advisory Contracts.

		(1)	Executed Investment Management Agreement (January 4, 2010) between Delaware Management Company (a series of Delaware Management Business Trust) and the Registrant, on behalf of Delaware Tax-Free Minnesota Intermediate Fund, incorporated into this filing by reference to Post-Effective Amendment No. 44 filed December 29, 2011.

		(2)	Executed Investment Advisory Expense Limitation Letter (December 2015) between Delaware Management Company (a series of Delaware Management Business Trust) and the Registrant, on behalf of Delaware Tax-Free Minnesota Intermediate Fund, attached as Exhibit No. EX-99.d.2.

(e)	Underwriting Contracts.

	(1)	Distribution Agreements.

		(i)	Executed Amended and Restated Distribution Agreement (January 4, 2010) between Delaware Distributors, L.P. and the Registrant, on behalf of Delaware Tax-Free Minnesota Intermediate Fund, incorporated into this filing by reference to Post-Effective Amendment No. 42 filed October 29, 2010.

		(ii)	Executed Amendment No. 1 (September 25, 2014) to Schedule I to the Distribution Agreement incorporated into this filing by reference to Post- Effective Amendment No. 51 filed December 30, 2014.

		(iii)	Executed Distribution Expense Limitation Letter (December 2015) between Delaware Distributors, L.P. and the Registrant, on behalf of Delaware Tax-Free Minnesota Intermediate Fund, attached as Exhibit No. EX-99.e.1.ii.

	(2)	Form of Dealer's Agreement incorporated into this filing by reference to Post-Effective Amendment No. 44 filed December 29, 2011.

	(3)	Form of Registered Investment Advisers Agreement incorporated into this filing by reference to Post-Effective Amendment No. 44 filed December 29, 2011.

	(4)	Form of Bank/Trust Agreement incorporated into this filing by reference to Post- Effective Amendment No. 44 filed December 29, 2011.

(f)	Bonus or Profit Sharing Contracts. Not applicable.

(g)	Custodian Agreements.

	(1)	Executed Mutual Fund Custody and Services Agreement (July 20, 2007) between The Bank of New York Mellon (formerly, Mellon Bank, N.A.) and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 40 filed December 29, 2008 (Accession No. 0001421877-08-000325).

		(i)	Executed Amendment (January 1, 2014) to the Mutual Fund Custody and Services Agreement incorporated into this filing by reference to Post-Effective Amendment No. 51 filed December 30, 2014.

(h)	Other Material Contracts.

	(1)	Executed Shareholder Services Agreement (April 19, 2001) between Delaware Service Company, Inc. and the Registrant incorporated into this filing by reference to Post- Effective Amendment No. 32 filed October 31, 2001.

		(i)	Executed Letter Amendment (August 23, 2002) to the Shareholder Services Agreement incorporated into this filing by reference to Post-Effective Amendment No. 34 filed October 31, 2003.

		(ii)	Executed Schedule B (July 18, 2011) to the Shareholder Services Agreement incorporated into this filing by reference to Post-Effective Amendment No. 44 filed December 29, 2011.

		(iii)	Executed Assignment and Assumption Agreement (November 1, 2014) between Delaware Service Company, Inc. and Delaware Investments Fund Services Company relating to the Shareholder Services Agreement incorporated into this filing by reference to Post-Effective Amendment No. 51 filed December 30, 2014.

(2) Executed Amended and Restated Fund Accounting and Financial Administration Services Agreement (January 1, 2014) between The Bank of New York Mellon and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 51 filed December 30, 2014.

(3) Executed Amended and Restated Fund Accounting and Financial Administration Oversight Agreement (January 1, 2014) between Delaware Service Company, Inc. and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 51 filed December 30, 2014.

(i) Executed Assignment and Assumption Agreement (November 1, 2014) between Delaware Service Company, Inc. and Delaware Investments Fund Services Company relating to the Oversight Agreement incorporated into this filing by reference to Post-Effective Amendment No. 51 filed December 30, 2014.

(i)	Legal Opinion.

(1) Opinion and Consent of Counsel (August 5, 1999) incorporated into this filing by reference to Post-Effective Amendment No. 29 filed August 16, 1999.

(2) Opinion and Consent of Counsel (December 27, 2013) with respect to the Institutional Class of the Delaware Tax-Free Minnesota Intermediate Fund incorporated into this filing by reference to Post-Effective Amendment No. 49 filed December 30, 2013.

(j)	Other Opinions. Consent of Independent Registered Public Accounting Firm (December 2015) attached as Exhibit No. EX-99.j.

(k)	Omitted Financial Statements. Not applicable.

(l)	Initial Capital Agreements. Not applicable.

(m)	Rule 12b-1 Plan. Plans under Rule 12b-1 for Class A and Class C (April 19, 2001) incorporated into this filing by reference to Post-Effective Amendment No. 32 filed October 31, 2001.

(n)	Rule 18f-3 Plan.

(1) Amended and Restated Plan Pursuant to Rule 18f-3 (September 25, 2014) incorporated into this filing by reference to Post-Effective Amendment No. 51 filed December 30, 2014.

(i) Appendix A (November 25, 2015) to the Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3 attached as Exhibit No. EX-99.n.i.

(o)	Reserved.

(p)	Codes of Ethics.

(1) Code of Ethics for Delaware Investments (Delaware Management Company, a series of Delaware Management Business Trust, and Delaware Distributors, L.P.) and Delaware Investments Family of Funds (October 1, 2013) incorporated into this filing by reference to Post-Effective Amendment No. 48 filed October 31, 2013.

(q)	Other.

(1) Powers of Attorney (August 20, 2015) attached as Exhibit No. EX-99.q.1.

Item 29.	Persons Controlled by or Under Common Control with the Registrant. None.

Item 30.	Indemnification. Article VII, Section 2 (November 15, 2006) to the Agreement and Declaration of Trust incorporated into this filing by reference to Post-Effective Amendment No. 39 filed December 28, 2007. Article VI of the Amended and Restated By-Laws (April 1, 2015) attached as Exhibit No. EX-99.b.

Item 31.	Business and Other Connections of the Investment Adviser.

Delaware Management Company (the “Manager”), a series of Delaware Management Business Trust, serves as investment manager to the Registrant and also serves as investment manager or sub-advisor to certain of the other funds in the Delaware Investments® Funds (Delaware Group® Adviser Funds, Delaware Group Cash Reserve, Delaware Group Equity Funds I, Delaware Group Equity Funds II, Delaware Group Equity Funds IV, Delaware Group Equity Funds V, Delaware Group Foundation Funds, Delaware Group Global & International Funds, Delaware Group Government Fund, Delaware Group Income Funds, Delaware Group Limited-Term Government Funds, Delaware Group State Tax-Free Income Trust, Delaware Group Tax-Free Fund, Delaware Pooled® Trust, Delaware VIP® Trust, Voyageur Insured Funds, Voyageur Mutual Funds, Voyageur Mutual Funds II, Voyageur Mutual Funds III, Voyageur Tax Free Funds, Delaware Investments Dividend and Income Fund, Inc., Delaware Investments Colorado Municipal Income Fund, Inc., Delaware Investments National Municipal Income Fund, Delaware Investments Minnesota Municipal Income Fund II, Inc., and Delaware Enhanced Global Dividend and Income Fund) and the Optimum Fund Trust, as well as to certain non-affiliated registered investment companies. In addition, certain officers of the Manager also serve as trustees and/or officers of other Delaware Investments Funds and Optimum Fund Trust. A company indirectly owned by the Manager’s parent company acts as principal underwriter to the mutual funds in the Delaware Investments Funds (see Item 32 below) and another such company acts as the shareholder services, dividend disbursing, accounting servicing and transfer agent for all of the Delaware Investments Funds.

Unless otherwise noted, the following persons serving as directors or officers of the Manager have held the following positions during the Trust’s past two fiscal years. Unless otherwise noted, the principal business address of the directors and officers of the Manager is 2005 Market Street, Philadelphia, PA 19103-7094.

Name and Principal	Positions and Offices	Positions and Offices	Other Positions and Offices
Business Address	with Manager	with Registrant	Held
Shawn Lytle	President	President/Chief Executive	Mr. Lytle has served in various
		Officer/Trustee	executive capacities within
Delaware Investments
Roger A. Early	Executive Vice	Executive Vice	Mr. Early has served in various
	President/Managing	President/Managing	capacities within Delaware
	Director, Head of Fixed	Director, Head of Fixed	Investments
	Income Investments/	Income Investments/
	Co-Chief Investment	Co-Chief Investment
	Officer—Total Return	Officer—Total Return
	Fixed Income Strategy	Fixed Income Strategy
David F. Connor	Senior Vice	Senior Vice	Mr. Connor has served in
	President/General	President/General	various executive capacities
	Counsel/Secretary	Counsel/Secretary	within Delaware Investments

Senior Vice President/General
Counsel/Secretary
Optimum Fund Trust
Joseph R. Baxter	Senior Vice	Senior Vice	Mr. Baxter has served in
	President/Head of	President/Head of	various capacities within
	Municipal Bond	Municipal Bond	Delaware Investments
	Department/Senior Portfolio Manager	Department/Senior Portfolio Manager

Name and Principal	Positions and Offices	Positions and Offices	Other Positions and Offices
Business Address	with Manager	with Registrant	Held
Christopher S. Beck	Senior Vice President/	Senior Vice President/	Mr. Beck has served in various
	Chief Investment	Chief Investment Officer -	capacities within Delaware
	Officer—Small Cap	Small Cap Value/Mid-Cap	Investments
	Value/Mid-Cap Value	Value Equity
Equity
Adam H. Brown	Senior Vice	Senior Vice	Mr. Brown has served in
	President/Senior Portfolio	President/Senior Portfolio	various capacities within
	Manager	Manager	Delaware Investments
Michael P. Buckley	Senior Vice	Senior Vice President/	Mr. Buckley has served in
	President//Director of	Director of Municipal	various capacities within
	Municipal Research	Research	Delaware Investments
Stephen J. Busch	Senior Vice President/	Senior Vice President/	Mr. Busch has served in various
	Head of Separately	Head of Separately	capacities within Delaware
	Managed Account	Managed Account	Investments
	Operations and Fund	Operations and Fund
	Oversight	Oversight
Michael F. Capuzzi	Senior Vice President/	Senior Vice President/	Mr. Capuzzi has served in
	Head of Investment	Head of Investment	various capacities within
	Operations	Operations	Delaware Investments
Liu-Er Chen	Senior Vice President/	Senior Vice President/	Mr. Chen has served in various
	Chief Investment Officer,	Chief Investment Officer,	capacities within Delaware
	Emerging Markets and	Emerging Markets and	Investments
	Healthcare	Healthcare
Stephen J. Czepiel	Senior Vice	Senior Vice	Mr. Czepiel has served in
	President/Senior Portfolio	President/Senior Portfolio	various capacities within
	Manager	Manager	Delaware Investments
Craig C. Dembek	Senior Vice President/ Co-	Senior Vice President/Co-	Mr. Dembek has served in
	Head of Credit	Head of Credit	various capacities within
	Research/Senior Research	Research/Senior Research	Delaware Investments
	Analyst	Analyst
Stuart M. George	Senior Vice	Senior Vice	Mr. George has served in
	President/Head of Equity	President/Head of Equity	various capacities within
	Trading	Trading	Delaware Investments
Gregory A. Gizzi	Senior Vice	Senior Vice	Mr. Gizzi has served in various
	President/Senior Portfolio	President/Senior Portfolio	capacities with Delaware
	Manager	Manager	Investments
Edward Gray	Senior Vice	Senior Vice	Mr. Gray has served in various
	President/Chief	President/Chief	capacities within Delaware
	Investment Officer—	Investment Officer –	Investments
	Global and International	Global and International
	Value Equity	Value Equity
Paul Grillo	Senior Vice President/Co-	Senior Vice President/Co-	Mr. Grillo has served in various
	Chief Investment	Chief Investment	capacities within Delaware
	Officer—Total Return	Officer—Total Return	Investments
	Fixed Income Strategy	Fixed Income Strategy
Sharon Hill	Senior Vice President/	Senior Vice President/	Ms. Hill has served in various
	Head of Equity	Head of Equity	capacities within Delaware
	Quantitative Research and	Quantitative Research and	Investments
	Analytics	Analytics
J. David Hillmeyer	Senior Vice	Senior Vice	Mr. Hillmeyer has served in
	President/Senior Portfolio	President/Senior Portfolio	various capacities within
	Manager	Manager	Delaware Investments

Name and Principal	Positions and Offices	Positions and Offices	Other Positions and Offices
Business Address	with Manager	with Registrant	Held
James L. Hinkley	Senior Vice President/	Senior Vice President/	Mr. Hinkley has served in
	Head of Product	Head of Product	various capacities within
	Management	Management	Delaware Investments
Kashif Ishaq	Senior Vice	Senior Vice	Mr. Ishaq has served in various
	President/Head of	President/Head of	capacities within Delaware
	Investment Grade	Investment Grade	Investments
	Corporate Bond Trading	Corporate Bond Trading
Cynthia Isom	Senior Vice	Senior Vice	Ms. Isom has served in various
	President/Portfolio	President/Portfolio	capacities within Delaware
	Manager	Manager	Investments
Paul Matlack	Senior Vice President/	Senior Vice President/	Mr. Matlack has served in
	Senior Portfolio Manager/	Senior Portfolio Manager/	various capacities within
	Fixed Income Strategist	Fixed Income Strategist	Delaware Investments
Christopher	Senior Vice	Senior Vice	Mr. McCarthy has served in
McCarthy	President/Financial	President/Financial	various capacities within
	Institutions Sales	Institutions Sales	Delaware Investments
John P. McCarthy	Senior Vice President/Co-	Vice President/Senior	Mr. McCarthy has served in
	Head of Credit	Research Analyst	various capacities within
	Research/Senior Research		Delaware Investments
Analyst
Brian McDonnell	Senior Vice	Senior Vice	Mr. McDonnell has served in
	President/Senior Portfolio	President/Senior Portfolio	various capacities within
	Manager/Senior	Manager/Senior	Delaware Investments
	Structured Products	Structured Products
	Analyst/Trader	Analyst/Trader
Timothy D.	Senior Vice	Senior Vice	Mr. McGarrity has served in
McGarrity	President/Financial	President/Financial	various capacities within
	Services Officer	Services Officer	Delaware Investments
Francis X. Morris	Senior Vice	Senior Vice	Mr. Morris has served in
	President/Chief	President/Chief	various capacities within
	Investment Officer - Core	Investment Officer - Core	Delaware Investments
	Equity	Equity
Brian L. Murray, Jr.	Senior Vice President/	Senior Vice President/	Mr. Murray has served in
	Chief Compliance Officer	Chief Compliance Officer	various capacities within
Delaware Investments
Senior Vice President/Chief
Compliance Officer – Optimum
Fund Trust
Susan L. Natalini	Senior Vice	Senior Vice	Ms. Natalini has served in
	President/Chief	President/Chief	various capacities within
	Operations Officer -	Operations Officer -	Delaware Investments
	Investments	Investments
D. Tysen Nutt	Senior Vice President/	Senior Vice President/	Mr. Nutt has served in various
	Senior Portfolio	Senior Portfolio	capacities within Delaware
	Manager/Team Leader	Manager/Team Leader	Investments
Philip O. Obazee	Senior Vice	Senior Vice	Mr. Obazee has served in
	President/Head of	President/Head of	various capacities within
	Derivatives	Derivatives	Delaware Investments
Terrance M. O’Brien	Senior Vice	Senior Vice	Mr. O’Brien has served in
	President/Head of Fixed	President/Head of Fixed	various capacities with
	Income Quantitative	Income Quantitative	Delaware Investments
	Analysis Department	Analysis Department

Name and Principal	Positions and Offices	Positions and Offices	Other Positions and Offices
Business Address	with Manager	with Registrant	Held
Marlene Petter	Senior Vice	Senior Vice	Ms. Petter has received in various
	President/Marketing	President/Marketing	capacities within Delaware
	Communications	Communications	Investments
Richard Salus	Senior Vice President/	Senior Vice	Mr. Salus has served in various
	Controller/Treasurer	President/Chief Financial	capacities within Delaware
		Officer	Investments

Senior Vice President/Chief
Financial Officer – Optimum
Fund Trust
Christopher M. Testa	Senior Vice President/	Senior Vice President/	Mr. Testa has served in various
	Senior Portfolio Manager	Senior Portfolio Manager	capacities within Delaware
	since January 2014	since January 2014	Investments
Michael G. Wildstein	Senior Vice	Senior Vice	Mr. Wildstein has served in
	President/Senior Portfolio	President/Senior Portfolio	various capacities within
	Manager	Manager	Delaware Investments
Babak Zenouzi	Senior Vice President/	Senior Vice President/	Mr. Zenouzi has served in
	Chief Investment	Chief Investment Officer-	various capacities within
	Officer—Real Estate	Real Estate Securities and	Delaware Investments
	Securities and Income	Income Solutions
Solutions
Gary T. Abrams	Vice President/Senior	Vice President/Senior	Mr. Abrams has served in
	Equity Trader	Equity Trader	various capacities within
Delaware Investments
Christopher S.	Vice President/Senior	Vice President/Senior	Mr. Adams has served in
Adams	Portfolio Manager	Portfolio Manager	various capacities within
Delaware Investments
Damon J. Andres	Vice President/Senior	Vice President/Senior	Mr. Andres has served in
	Portfolio Manager	Portfolio Manager	various capacities within
Delaware Investments
Wayne A. Anglace	Vice President/Senior	Vice President/Senior	Mr. Anglace has served in
	Portfolio Manager	Portfolio Manager	various capacities within
Delaware Investments
Jason G. Argyris	Vice President/Senior	Vice President/Senior	Mr. Argyris has served in
	Credit Research Analyst	Credit Research Analyst	various capacities within
Delaware Investments
Margaret MacCarthy	Vice President/Investment	Vice President/Investment	Ms. Bacon has served in various
Bacon	Specialist	Specialist	capacities within Delaware
Investments
Patricia L. Bakely	Vice President/ Controller	Vice President/ Controller	Ms. Bakely has served in
various capacities within
Delaware Investments
M. Greg Ball	Vice President/Senior	Vice President/Senior	Mr. Ball has served in various
	Credit Research Analyst	Credit Research Analyst	capacities within Delaware
	since March 2015	since March 2015	Investments
Kristen E.	Vice President/Senior	Vice President/Senior	Ms. Bartholdson has served in
Bartholdson-Peter	Portfolio Manager	Portfolio Manager	various capacities within
Delaware Investments
Todd Bassion	Vice President/Portfolio	Vice President/Portfolio	Mr. Bassion has served in
	Manager	Manager	various capacities within
Delaware Investments
Jo Anne Bennick	Vice President/15(c)	Vice President/15(c)	Ms. Bennick has served in
	Reporting	Reporting	various capacities within
Delaware Investments

Name and Principal	Positions and Offices	Positions and Offices	Other Positions and Offices
Business Address	with Manager	with Registrant	Held
Richard E. Biester	Vice President/Senior	Vice President/Senior	Mr. Biester has served in
	Equity Trader	Equity Trader	various capacities within
Delaware Investments
Sylvie S. Blender	Vice President/Financial	Vice President/Financial	Ms. Blender has served in
	Institutions Client	Institutions Client	various capacities within
	Services	Services	Delaware Investments
Kevin Bock	Vice President/Municipal	Vice President/Municipal	Mr. Bock has served in various
	Credit Analyst	Credit Analyst	capacities within Delaware
Investments
Zoe Bradley	Vice President/ Municipal	Vice President/Municipal	Ms. Bradley has served in
	Bond Portfolio Analyst	Bond Portfolio Analyst	various capacities within
Delaware Investments
Vincent A.	Vice President/Senior	Vice President/Senior	Mr. Brancaccio has served in
Brancaccio	Equity Trader	Equity Trader	various capacities within
Delaware Investments
Mary Ellen M.	Vice President/Client	Vice President/Client	Ms. Carrozza has served in
Carrozza	Services	Services	various capacities within
Delaware Investments
Steven G. Catricks	Vice President/Portfolio	Vice President/Portfolio	Mr. Catricks has served in
	Manager/Equity Analyst	Manager/Equity Analyst	various capacities within
Delaware Investments
Wen-Dar Chen	Vice President/Portfolio	Vice President/Portfolio	Mr. Chen has served in various
	Manager—International	Manager - International	capacities within Delaware
	Debt	Debt	Investments
Anthony G.	Vice President/Associate	Vice President/Associate	Mr. Ciavarelli has served in
Ciavarelli	General Counsel/Assistant	General Counsel/Assistant	various capacities within
	Secretary	Secretary	Delaware Investments
Sean Conner	Vice President/Director of	Vice President/Director of	Mr. Conner has served in
	Fixed Income Product	Fixed Income Product	various capacities within
	Management	Management	Delaware Investments
Michael Costanzo	Vice President/	Vice President/	Mr. Costanzo has served in
	Performance Analyst	Performance Analyst	various capacities within
	Manager	Manager	Delaware Investments
Kishor K. Daga	Vice President/	Vice President/	Mr. Daga has served in various
	Institutional Account	Institutional Account	capacities within Delaware
	Services	Services	Investments
Cori E. Daggett	Vice President/Associate	Vice President/Associate	Ms. Daggett has served in
	General Counsel/	General Counsel/Assistant	various capacities within
	Assistant Secretary	Secretary	Delaware Investments
Ion Dan	Vice President/Senior	Vice President/Senior	Mr. Dan has served in various
	Structured Products	Structured Products	capacities within Delaware
	Analyst/Trader	Analyst/Trader	Investments
Guido DeAscanis III	Vice President/Senior	Vice President/Senior	Mr. DeAscanis has served in
	Credit Research Analyst	Credit Research Analyst	various capacities within
Delaware Investments
Kevin C. Donegan	Vice President/Head of	Vice President/Head of	Mr. Donegan has served in
	Business Manager	Business Manager	various capacities within
Delaware Investments and/or its
affiliates since 1994
Camillo D’Orazio	Vice President/Ex-US	Vice President/Ex-US	Mr. D’Orazio has served in
	Client Service Officer	Client Service Officer	various capacities within
Delaware Investments

Name and Principal	Positions and Offices	Positions and Offices	Other Positions and Offices
Business Address	with Manager	with Registrant	Held
Deidre A. Downes	Vice President/Associate	Vice President/Associate	Ms. Downes has served in
	General Counsel/	General Counsel/Assistant	various capacities within
	Assistant Secretary	Secretary	Delaware Investments
Michael E. Dresnin	Vice President/Associate	Vice President/Associate	Mr. Dresnin has served in
	General Counsel/Assistant	General Counsel/Assistant	various capacities within
	Secretary	Secretary	Delaware Investments
Joel A. Ettinger	Vice President/Taxation	Vice President – Taxation	Mr. Ettinger has served in
various capacities within
Delaware Investments
Richard J. Filip	Vice President/Portfolio	Vice President/Portfolio	Mr. Filip has served in various
	Analyst/Trader-	Analyst/ Trader-	capacities within Delaware
	Convertible and Municipal	Convertible and Municipal	Investments
	Strategies	Strategies
Michelle Finder	Vice President/Senior	Vice President/Senior	Ms. Finder has served in
	Credit Research Analyst	Credit Research Analyst	various capacities within
Delaware Investments
Joseph Fiorilla	Vice President – Trading	Vice President – Trading	Mr. Fiorilla has served in
	Operations	Operations	various capacities within
Delaware Investments
Charles E. Fish	Vice President/Senior	Vice President/Senior	Mr. Fish has served in various
	Equity Trader	Equity Trader	capacities within Delaware
Investments
Clifford M. Fisher	Vice President/Municipal	Vice President/Municipal	Mr. Fisher has served in various
	Credit Analyst	Credit Analyst	capacities within Delaware
Investments
Patrick Foley	Vice President/Director of	Vice President/Director of	Mr. Foley has served in various
	Equity Product	Equity Product	capacities within Delaware
	Management	Management	Investments
Denise A. Franchetti	Vice President/Portfolio	Vice President/Portfolio	Ms. Franchetti has served in
	Manager/Senior Research	Manager/Senior Research	various capacities within
	Analyst	Analyst	Delaware Investments
Lawrence G. Franko	Vice President/Senior	Vice President/Senior	Mr. Franko has served in
	Equity Analyst	Equity Analyst	various capacities within
Delaware Investments
Eric Frei	Vice President/	Vice President/	Mr. Frei has served in various
	Government and Agency	Government and Agency	capacities within Delaware
	Analyst/Trader	Analyst/Trader	Investments
Michael Friedman	Vice President/Senior	Vice President/Senior	Mr. Friedman has served in
	Equity Analyst	Equity Analyst	various capacities within
Delaware Investments
Mark Frymiare	Vice President/Marketing	Vice President/Marketing	Mr. Frymiare has served in
	Support Services	Support Services	various capacities within
Delaware Investments
Daniel V. Geatens	Vice President/Director of	Vice President/Treasurer	Mr. Geatens has served in
	Financial Administration		various capacities within
Delaware Investments

Vice President/Treasurer –
Optimum Fund Trust
Christopher	Vice President/Senior	Vice President/Senior	Mr. Gowlland has served in
Gowlland	Quantitative Analyst	Quantitative Analyst	various capacities within
Delaware Investments
Brian Hannon	Vice President/High Yield	Vice President/High Yield	Mr. Hannon has served in
	Trader since April 2013	Trader since April 2013	various capacities within Delaware Investments

Name and Principal	Positions and Offices	Positions and Offices	Other Positions and Offices
Business Address	with Manager	with Registrant	Held
Scott Hastings	Vice President/Senior	Vice President/Senior	Mr. Hastings has served in
	Equity Analyst	Equity Analyst	various capacities within
Delaware Investments
Andrew W. Hill	Senior Vice	Senior Vice	Mr. Hill has served in various
	President/Senior Credit	President/Senior Credit	capacities within Delaware
	Research Analyst	Research Analyst	Investments
Jerel A. Hopkins	Vice President/Associate	Vice President/Associate	Mr. Hopkins has served in
	General Counsel/Assistant	General Counsel/Assistant	various capacities within
	Secretary	Secretary	Delaware Investments
Chungwei Hsia	Vice President/Emerging	Vice President/Emerging	Mr. Hsia has served in various
	and Developed Markets	and Developed Markets	capacities within Delaware
	Analyst	Analyst	Investments
Stephen M.	Vice President/ Portfolio	Vice President/Portfolio	Mr. Juszczyszyn has served in
Juszczyszyn	Manager/Senior	Manager/Senior	various capacities within
	Structured Products	Structured Products	Delaware Investments
	Analyst/Trader	Analyst/Trader
William F. Keelan	Vice President/Senior	Vice President/Senior	Mr. Keelan has served in
	Quantitative Analyst	Quantitative Analyst	various capacities within
Delaware Investments
Nancy Keenan	Vice President/Domestic	Vice President/Domestic	Ms. Keenan has served in
	Equity, Senior Product	Equity, Senior Product	various capacities within
	Manager	Manager	Delaware Investments
Daniel Ko	Vice President/Senior	Vice President/Senior	Mr. Ko has served in various
	Equity Analyst	Equity Analyst	capacities within Delaware
Investments
Anu B. Kothari	Vice President/Senior	Vice President/Senior	Ms. Kothari has served in
	Equity Analyst	Equity Analyst	various capacities within
Delaware Investments
Keith Kwis	Vice	Vice	Mr. Kwis has served in various
	President/Quantitative	President/Quantitative	capacities within Delaware
	Analyst	Analyst	Investments
Nikhil G. Lalvani	Vice President/Senior	Vice President/Senior	Mr. Lalvani has served in
	Portfolio Manager	Portfolio Manager	various capacities within
Delaware Investments
Jamie LaScala	Vice President/Global	Vice President/Global	Ms. LaScala has served in
	Equities/Senior Product	Equities/Senior Product	various capacities within
	Manager	Manager	Delaware Investments
Kevin Lam	Vice President/Portfolio	Vice President/Portfolio	Mr. Lam has served in various
	Manager-Fixed Income	Manager - Fixed Income	capacities within Delaware
	Separately Managed	Separately Managed	Investments
	Accounts	Accounts
Steven A. Landis	Vice President/Senior	Vice President/Senior	Mr. Landis has served in
	Portfolio Manager -	Portfolio Manager –	various capacities within
	Emerging Markets Debt	Emerging Markets Debt	Delaware Investments
Anthony A.	Vice President/Senior	Vice President/Senior	Mr. Lombardi has served in
Lombardi	Portfolio Manager	Portfolio Manager	various capacities within
Delaware Investments
Kent Madden	Vice President/Portfolio	Vice President/Portfolio	Mr. Madden has served in
	Manager/Equity Analyst	Manager/Equity Analyst	various capacities within
Delaware Investments
Andrew McEvoy	Vice President/Trade	Vice President/Trade	Mr. McEvoy has served in
	Settlements	Settlements	various capacities within Delaware Investments

Name and Principal	Positions and Offices	Positions and Offices	Other Positions and Offices
Business Address	with Manager	with Registrant	Held
Kelley McKee	Vice President/Portfolio	Vice President/Portfolio	Ms. McKee has served in
	Manager/Equity Analyst	Manager/Equity Analyst	various capacities within
Delaware Investments
Carleen Michalski	Vice President/Product	Vice President/Product	Ms. Michalski has served in
	Manager	Manager	various capacities within
Delaware Investments
Saj Moradi	Vice President/Senior	Vice President/Senior	Mr. Moradi has served in
	Credit Research Analyst	Credit Research Analyst	various capacities within
Delaware Investments
Michael S. Morris	Vice President/Senior	Vice President/Senior	Mr. Morris has served in
	Portfolio Manager	Portfolio Manager	various capacities within
Delaware Investments
Constantine	Vice President/Product	Vice President/Product	Mr. Mylonas has served in
(“Charlie”) Mylonas	Manager (Since June	Manager	various capacities within
	2010)		Delaware Investments
Donald G. Padilla	Vice President/Senior	Vice President/Senior	Mr. Padilla has served in
	Portfolio Manager	Portfolio Manager	various capacities within
Delaware Investments
Alexendra R. Parson	Vice President/Financial	Vice President/Financial	Ms. Parson has served in
	Institutions Client	Institutions Client	various capacities within
	Services	Services	Delaware Investments
Will Rainbow	Vice	Vice	Mr. Rainbow has served in
	President/Engagement	President/Engagement	various capacities within
	Strategy & Analytics	Strategy & Analytics	Delaware Investments
Mansur Z. Rasul	Vice President/Head of	Vice President/Head of	Mr. Rasul has served in various
	Emerging Markets Credit	Emerging Markets Credit	capacities within Delaware
	Trading	Trading	Investments
Carl Rice	Vice President/Senior	Vice President/Senior	Mr. Rice has served in various
	Investment Specialist	Investment Specialist	capacities within Delaware
Investments
Joseph T. Rogina	Vice President/Senior	Vice President/Senior	Mr. Rogina has served in
	Equity Trader	Equity Trader	various capacities within
Delaware Investments
Kevin C. Schildt	Vice President/Senior	Vice President/Senior	Mr. Schildt has served in
	Research Analyst	Research Analyst	various capacities within
Delaware Investments
Scott B. Schroeder	Vice President/Investment	Vice President/Investment	Mr. Schroeder has served in
	Grade Corporate Bond	Grade Corporate Bond	various capacities within
	Trader	Trader	Delaware Investments
Brian Scotto	Vice President/	Vice President/	Mr. Scotto has served in various
	Government and Agency	Government and Agency	capacities within Delaware
	Trader	Trader	Investments
Richard D. Seidel	Vice President// Treasurer	Vice President//Assistant	Mr. Seidel has served in various
		Treasurer	capacities within Delaware
Investments
Catherine A. Seklecki	Vice President/Financial	Vice President/Financial	Ms. Seklecki has served in
	Institutions Client	Institutions Client	various capacities within
	Services	Services	Delaware Investments
Sean M. Simmons	Vice President/	Vice President/	Mr. Simmons has served in
	International Bond Trader	International Bond Trader	various capacities within
Delaware Investments

Name and Principal	Positions and Offices	Positions and Offices	Other Positions and Offices
Business Address	with Manager	with Registrant	Held
Colleen Spagnuolo	Vice President/Municipal	Vice President/Municipal	Ms. Spagnuolo has served in
	Credit Analyst	Credit Analyst	various capacities within
Delaware Investments
Barry Slawter	Vice President/Retail	Vice President/Retail	Mr. Slawter has served in
	Marketing & Content	Marketing & Content	various capacities within
	Strategy	Strategy	Delaware Investments
Frank Strenger	Vice President/High Yield	Vice President/High Yield	Mr. Strenger has served in
	Trader	Trader	various capacities within
Delaware Investments
Molly Thompson	Vice President/Senior	Vice President/Senior	Ms. Thompson has served in
	Product Manager,	Product Manager,	various capacities within
	Specialty Products and	Specialty Products and	Delaware Investments
	Solutions	Solutions
John C. Van Roden	Vice President/Municipal	Vice President/Municipal	Mr. Roden has served in various
III	Bond Trader/Head of	Bond Trader/Head of	capacities within Delaware
	Municipal Bond Trading	Municipal Bond Trading	Investments
Robert A. Vogel, Jr.	Vice President/Senior	Vice President/Senior	Mr. Vogel has served in various
	Portfolio Manager	Portfolio Manager	capacities within Delaware
Investments
Nael H. Wahaidi	Vice President/	Vice President/	Mr. Wahaidi has served in
	Quantitative Analyst	Quantitative Analyst	various capacities within
Delaware Investments
Emilia P. Wang	Vice President/Associate	Vice President/Associate	Ms. Wang has served in various
	General Counsel/Assistant	General Counsel/Assistant	capacities within Delaware
	Secretary	Secretary	Investments
Jeffrey S. Wang	Vice President/Senior	Vice President/Senior	Mr. Wang has served in various
	Equity Analyst	Equity Analyst	capacities within Delaware
Investments
Kathryn R. Williams	Vice President/Associate	Vice President/Associate	Ms. Williams has served in
	General Counsel/Assistant	General Counsel/Assistant	various capacities within
	Secretary	Secretary	Delaware Investments
Wei Xiao	Vice President/Senior	Vice President/Senior	Mr. Xiao has served in various
	Equity Analyst	Equity Analyst	capacities within Delaware
Investments

Item 32.	Principal Underwriters.

	(a)	Delaware Distributors, L.P. serves as principal underwriter for all the mutual funds in the Delaware Investments Family of Funds and the Optimum Fund Trust.

	(b)	Information with respect to each officer and partner of the principal underwriter and the Registrant is provided below. Unless otherwise noted, the principal business address of each officer and partner of Delaware Distributors, L.P. is 2005 Market Street, Philadelphia, PA 19103-7094.

Name and Principal	Positions and Offices with	Positions and Offices with
Business Address	Underwriter	Registrant
Delaware Distributors, Inc.	General Partner	None
Delaware Capital	Limited Partner	None
Management
Delaware Investments	Limited Partner	None
Distribution Partner, Inc.
Brett D. Wright	President	None
Stephen J. Busch	Senior Vice President	Senior Vice President
David F. Connor	Senior Vice President/General	Senior Vice President/ General
	Counsel/Secretary	Counsel/Secretary
Brian L. Murray, Jr.	Senior Vice President/Chief	Senior Vice President/Chief
	Compliance Officer	Compliance Officer
Marlene D. Petter	Senior Vice President	Senior Vice President
Kurt Phares	Senior Vice President	None
Aiden J. Redmond, Jr.	Senior Vice President	None
Richard Salus	Senior Vice	Senior Vice President/Chief
	President/Controller/Treasurer/	Financial Officer
Financial Operations Principal
Mary Ellen M. Carrozza	Vice President	Vice President/Client Services
Anthony G. Ciavarelli	Vice President/Assistant Secretary	Vice President/Associate General
Counsel/Assistant Secretary
Cori E. Daggett	Vice President/Assistant Secretary	Vice President/Associate General
Counsel/Assistant Secretary
Deidre A. Downes	Vice President/Assistant Secretary	Vice President/Associate General
Counsel/Assistant Secretary
Michael Dresnin	Vice President/Associate General	Vice President/Associate General
	Counsel/Assistant Secretary	Counsel/Assistant Secretary
Jamie Fox	Vice President	Vice President
Daniel V. Geatens	Vice President	Vice President
John L. Greico	Vice President	None
Robert T. Haenn	Vice President	None
Jerel A. Hopkins	Vice President/Associate General	Vice President/Associate General
	Counsel/Assistant Secretary	Counsel/Assistant Secretary
Rachel Jacobs	Vice President	None
Konstantine C. Mylonas	Vice President	None
Richard D. Seidel	Vice President/Assistant	None
Controller/Assistant Treasurer
Emilia P. Wang	Vice President/Assistant Secretary	Vice President/Associate General
Counsel/Assistant Secretary
Stephen R. Shamut	Vice President	None

Kathryn R. Williams	Vice President/Assistant Secretary	Vice President/Associate General
Counsel/Assistant Secretary
Antoinette C. Robbins	Anti-Money Laundering Officer	Anti-Money Laundering Officer

(c) Not applicable.

Item 33.	Location of Accounts and Records. All accounts and records required to be maintained by Section 31 (a) of the Investment Company Act of 1940 and the rules under that section are maintained by the following entities: Delaware Management Company, Delaware Service Company, Inc. and Delaware Distributors, L.P. (2005 Market Street, Philadelphia, PA 19103-7094); BNY Mellon Investment Servicing (US) Inc. (4400 Computer Drive, Westborough, MA 01581-1722); and The Bank of New York Mellon (One Wall Street, New York, NY 10286-0001).

Item 34.	Management Services. None.

Item 35.	Undertakings. Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Philadelphia and Commonwealth of Pennsylvania on this 24th day of December, 2015.

VOYAGEUR INTERMEDIATE TAX FREE FUNDS

By:	/s/ Shawn Lytle
Shawn Lytle
President/Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature		Title	Date
/s/ Shawn Lytle		President/Chief Executive Officer (Principal	December 24, 2015
Shawn Lytle		Executive Officer) and Trustee

Thomas L. Bennett	*	Chairman and Trustee	December 24, 2015
Thomas L. Bennett

Ann D. Borowiec	*	Trustee	December 24, 2015
Ann D. Borowiec

Joseph W. Chow	*	Trustee	December 24, 2015
Joseph W. Chow

John A. Fry	*	Trustee	December 24, 2015
John A. Fry

Lucinda S. Landreth	*	Trustee	December 24, 2015
Lucinda S. Landreth

Frances A. Sevilla-Sacasa	*	Trustee	December 24, 2015
Frances A. Sevilla-Sacasa

Thomas K. Whitford	*	Trustee	December 24, 2015
Thomas K. Whitford

Janet L. Yeomans	*	Trustee	December 24, 2015
Janet L. Yeomans

Richard Salus	*	Senior Vice President/Chief Financial Officer	December 24, 2015
Richard Salus		(Principal Financial Officer)

*By:	/s/ Shawn Lytle
Shawn Lytle
as Attorney-in-Fact for each of the persons indicated
(Pursuant to Powers of Attorney filed herewith)

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

EXHIBITS
TO
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

INDEX TO EXHIBITS
(Voyageur Intermediate Tax Free Funds N-1A)

Exhibit No.	Exhibit
EX-99.a.1.iv	Executed Certificate of Amendment (May 21, 2015) to the Agreement and Declaration of Trust
EX-99.b	Amended and Restated By-Laws (April 1, 2015)
EX-99.d.2	Executed Investment Advisory Expense Limitation Letter (December 2015) between Delaware Management Company (a series of Delaware Management Business Trust) and the Registrant, on behalf of Delaware Tax-Free Minnesota Intermediate Fund

EX-99.e.1.ii	Executed Distribution Expense Limitation Letter (December 2015) between Delaware Distributors, L.P. and the Registrant, on behalf of Delaware Tax-Free Minnesota Intermediate Fund
EX-99.j	Consent of Independent Registered Public Accounting Firm (December 2015)
EX-99.n.1.i	Appendix A (November 25, 2015) to the Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3
EX-99.q.1	Powers of Attorney (August 20, 2015)